     As filed with the Securities and Exchange Commission on April 4, 2019


                                                 Registration Numbers 333-156867
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 13



                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                                  (Registrant)



                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                                  (Depositor)



             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (980) 365-7100


                                 ------------
                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                       C/O THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                            CORPORATION TRUST CENTER
                               NEW CASTLE COUNTY
                              WILMINGTON, DE 19801
                                 (302) 658-7581
                    (Name and Address of Agent for Service)


                                   Copies to:
                                 Dodie C. Kent
                         Eversheds Sutherland (US) LLP
                         The Grace Building, 40th Floor
                          1114 Avenue of the Americas
                            New York, NY 10036-7703
                 Approximate Date of Proposed Public Offering:

             On April 29, 2019 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable
                                        Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       UNALLOCATED GROUP VARIABLE ANNUITY
This prospectus describes a group variable annuity contract (the "Contract") issued by Brighthouse Life Insurance Company (the "Company," "us" or "we") designed to fund 401(k) Plans and Keoghs. Under some circumstances the Plans may also enter into agreements for services from a third party administrator ("TPA"). These services are separate and distinct from the Contract. A separate fee is payable to the TPA by the Plan in connection with these administrative services. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Company is not a party to the Plan. The Company no longer actively offers the Contract to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan funded by the Contract.

Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The Contract's value will vary daily to reflect the investment experience of the Funding Options You select and the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class E
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     Victory Sycamore Mid Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class B
     MetLife Aggregate Bond Index Portfolio -- Class A
     MetLife MSCI EAFE(R) Index Portfolio -- Class A
     MetLife Russell 2000(R) Index Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A

     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Small-Mid Cap Growth VIP Fund
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Janus Henderson Enterprise Portfolio
LEGG MASON PARTNERS EQUITY TRUST -- CLASS A
     ClearBridge Small Cap Value Fund
LEGG MASON PARTNERS INCOME TRUST -- CLASS A
     Western Asset Corporate Bond Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund


Funding Options may have been subject to change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."


The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE UNDERLYING FUNDS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT. IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL UNDERLYING FUNDS AVAILABLE UNDER YOUR CONTRACT.

This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 29, 2019.


We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy free of charge, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266
or call 1-800-842-3330. You may also obtain an electronic copy of the SAI, as well as other material that We file electronically and certain material incorporated by reference, at the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                        PROSPECTUS DATED: APRIL 29, 2019

                               TABLE OF CONTENTS





                                                               PAGE
                                                              -----
Glossary.....................................................    3
Summary......................................................    6
Fee Table....................................................    8
Condensed Financial Information..............................   12
The Annuity Contract and Your Retirement Plan................   12
The Annuity Contract.........................................   12
  General....................................................   13
  Contract Owner Inquiries...................................   13
  Unallocated Contracts......................................   13
  Purchase Payments..........................................   13
  Crediting Purchase Payments................................   13
  Accumulation Units.........................................   14
  Contract Value.............................................   14
  The Funding Options........................................   15
  Underlying Funds Which Are Fund of Funds...................   20
Charges and Deductions Under The Contract....................   20
  General....................................................   20
  Surrender Charge...........................................   21
  Daily Asset Charge.........................................   22
  Variable Liquidity Benefit Charge..........................   23
  Underlying Fund Fees and Expenses..........................   24
  TPA Administrative Charges.................................   24
  Premium Tax................................................   24
  Income Taxes...............................................   24
  Changes in Taxes Based upon Premium or Value...............   24
Transfers....................................................   24
  Transfers of Contract Value between Funding Options........   24
  Transfers from the Fixed Account...........................   24
  Restrictions on Transfers..................................   25
  Transfers from Funding Options to Contracts Not Issued
    by Us....................................................   27
  Transfers to or from Other Contracts Issued by Us..........   27
  Transfers from Contracts Not Issued by Us..................   27
Access To Your Money.........................................   27
Ownership Provisions.........................................   28
  Types of Ownership.........................................   28
  Contract Owner.............................................   28
  Beneficiary................................................   28
  Annuitant..................................................   28
Death Benefit................................................   28
  Death Benefits Prior to the Maturity Date..................   28
The Annuity Period...........................................   29
  Maturity Date..............................................   29


                                                              PAGE
                                                              -----
  Allocation of Annuity......................................   29
  Variable Annuity...........................................   29
  Fixed Annuity..............................................   30
  Election of Options........................................   30
  Retired Life Certificate...................................   30
  Allocation of Cash Surrender Value During the Annuity
    Period...................................................   30
  Annuity Options............................................   30
  Variable Liquidity Benefit.................................   31
Miscellaneous Contract Provisions............................   32
  Contract Termination.......................................   32
  Suspension of Payments.....................................   32
  Misstatement...............................................   32
  Funding Options............................................   32
  Cybersecurity Risks........................................   33
The Separate Account.........................................   33
  Performance Information....................................   34
Federal Tax Considerations...................................   34
  Qualified Annuity Contracts................................   35
Other Information............................................   40
  The Insurance Company......................................   40
  Financial Statements.......................................   40
  Distribution of the Contracts..............................   40
  Conformity with State and Federal Laws.....................   41
  Voting Rights..............................................   42
  Contract Modification......................................   42
  Postponement of Payment (the "Emergency
    Procedure")..............................................   42
  Restrictions on Financial Transactions.....................   42
  Legal Proceedings..........................................   42
Appendix A: Condensed Financial Information for
  Brighthouse Separate Account QPN for Variable
  Annuities..................................................  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds...........................................  B-1
Appendix C: Underlying Funds With Different Legal and
  Marketing Names............................................  C-1
Appendix D: Contents of The Statement of Additional
  Information................................................  D-1
Appendix E: Competing Funds..................................  E-1
Appendix F: Premium Tax Table................................  F-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- Brighthouse Life Insurance Company.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges (hereinafter referred to in this prospectus as Contract Value).

CONTRACT YEAR -- twelve-month periods beginning with the Contract Date, or any anniversary thereof.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by Us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: Your completed application; Your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that We may require, including any spousal or joint Contract Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by Us of sufficient funds to effect the purchase. We may, in Our sole discretion, determine whether any particular transaction request is in Good Order, and We reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your financial representative (where applicable) before submitting the form or request.

HOME OFFICE -- the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. Contract Owners should direct all inquiries to 1-800-842-3330.


INDIVIDUAL ACCOUNT -- an account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the plan or the arrangement used in a retirement plan or program whereby Purchase Payments and any gains are intended to qualify under Section 401 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality on Purchase Payments.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Section 401 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of regular trading on the NYSE on such days, typically 4:00 p.m. Eastern

Time. A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Valuation Dates are also referred to herein as "Business Days."

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You," depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                       UNALLOCATED GROUP VARIABLE ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by Brighthouse Life Insurance Company are designed for use in conjunction with certain qualified Plans including tax-qualified pension or profit-sharing Plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.

Because of the size of these Contracts, the involvement of Third Party Administrators ("TPAs"), unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.

The Contracts are issued on an unallocated basis. They are designed for use with certain Plans where the employer may have secured the services of a TPA whose services are separate and distinct from the Contracts.

All Purchase Payments are allocated among the available Funding Options and/or the Fixed Account under the Contract, as directed by the Contract Owner. Because of exemptive and exclusionary provisions, neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940, as amended ("1940 Act"). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. There are not individual allocations for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase (Accumulation Period) and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.

During the payout phase of amounts attributable to a Participant, You may elect Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect for a Participant to receive payments from Your Annuity, You can choose one of a number of Annuity options.

Once You choose one of the Annuity options attributable to a Participant and payments begin, it cannot be changed. During the payout phase, those amounts will be allocated to the same investment choices as during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.

WHO IS THE CONTRACT ISSUED TO? The Contract is issued to a Plan Trustee. Where We refer to "You," We are referring to the Plan Trustee. The Contracts are issued on an unallocated basis, and provide for fixed (general account) and variable (Separate Account) accumulations and Annuity payouts. Where We refer to Your Contract, We are referring to a group unallocated Contract. We hold all Purchase Payments under the Contract at Your direction. As Contract Owner, You have all rights in and obligations of the Contract. There are no Individual Accounts under the Contract for individual Participants in the Plan. We will take direction only from You or Your designee regarding the Contract.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You. Your retirement Plan provisions supersede this prospectus.

Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase

Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on which Subaccounts You select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity Payments, We may be required by Your state to deduct a Premium Tax. For Contracts issued on or after May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the Accumulation Period are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments attributable to them and on any earnings upon a withdrawal or receipt of Annuity Payments. If a Participant is younger than 59 1/2 when he or she makes a withdrawal, the Participant may be charged a 10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments of amounts attributable to them or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the Accumulation Period. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? If provided by the Contract, a death benefit is provided in the event of death of the Participant prior to the earlier of the Participant's 75th birthday or the Maturity Date. The amount of the death benefit payable upon such death is described under "Death Benefit" in this prospectus. Death benefits may not be available in all jurisdictions. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.

There is no death benefit payable after Annuity Payments begins, however, depending on the Annuity option selected, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (see "Death Benefit" and "The Annuity Period").

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? THE CONDENSED FINANCIAL INFORMATION IN APPENDIX A TO THIS PROSPECTUS PROVIDES MORE INFORMATION ABOUT ACCUMULATION UNIT VALUES.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5% and are applicable only in certain jurisdictions--see Appendix F).


CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES


SURRENDER CHARGE:.........................     5%(1),(2)
As a percentage of amount surrendered
VARIABLE LIQUIDITY BENEFIT CHARGE:........     5%(3)

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
------------
(1) For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 years               2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5 + years                                    0%

(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8th Contract Year. The charge is as follows:


       CONTRACT YEAR
--------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

(3) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity Payments. For Contracts issued on or after May 24, 2005, the charge is as follows:


       CONTRACT YEAR
--------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               1 years                5%
          1 years               2 years                4%
          2 years               3 years                3%
          3 years               4 years                2%
          4 years               5 years                1%
         5+ years                                      0%

For Contracts issued before May 24, 2005, the charge is as follows:


       CONTRACT YEAR
--------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               2 years                5%
          2 years               4 years                4%
          4 years               6 years                3%
          6 years               8 years                2%
         8+ years                                      0%

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE(4)


   AGGREGATE CONTRACT ASSETS       TOTAL ANNUAL DAILY ASSET CHARGE
-------------------------------   --------------------------------
       $0 -- $499,999.99                       1.50%
    $500,000 -- $999,999.99                    1.30%
  $1,000,000 -- $1,999,999.99                  1.20%
  $2,000,000 -- $2,999,999.99                  1.10%
  $3,000,000 -- $3,999,999.99                  1.00%
      $4,000,000 and over                      0.85%

We may reduce or eliminate the surrender charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.
(4) We are waiving the following amounts of the Mortality and Expense Risk charge as follows: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Brighthouse Funds Trust I; an amount equal to the underlying expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio - Class E of the Brighthouse Funds Trust II; and an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B of the Brighthouse Funds Trust I; and an amount equal to the Underlying Fund expenses that are in excess of 0.95% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio - Class B of the Brighthouse Funds Trust II; and an amount equal to the Underlying Fund expenses that are excess of 0.77% for the Subaccount investing in the Oppenheimer Global Equity Portfolio- Class E of the Brighthouse Funds Trust I.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2018 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-3330. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.28%       1.43%



UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........    0.52%         0.25%        0.03%
 American Funds Growth Fund..................    0.32%         0.25%        0.02%
 American Funds Growth-Income Fund...........    0.26%         0.25%        0.02%



                                                                TOTAL       FEE WAIVER    NET TOTAL
                                                 ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                 FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........      --          0.80%           --          0.80%
 American Funds Growth Fund..................      --          0.59%           --          0.59%
 American Funds Growth-Income Fund...........      --          0.53%           --          0.53%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........    0.60%       --           0.09%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................    0.07%     0.25%          0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.........................................    0.75%     0.25%          0.03%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................    0.56%     0.15%          0.02%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.56%       --           0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --           0.04%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%          0.03%
 Oppenheimer Global Equity Portfolio --
  Class E.........................................    0.66%     0.15%          0.05%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.26%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%          0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B............................    0.65%     0.25%          0.04%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.........................................    0.33%       --           0.10%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................    0.69%       --           0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E............................    0.35%     0.15%          0.04%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B............................    0.10%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A..............    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................    0.71%     0.10%          0.04%
 Jennison Growth Portfolio -- Class B.............    0.60%     0.25%          0.02%
 MetLife Aggregate Bond Index Portfolio --
  Class A.........................................    0.25%       --           0.03%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A.........................................    0.30%       --           0.08%
 MetLife Russell 2000(R) Index Portfolio --
  Class A.........................................    0.25%       --           0.06%
 MetLife Stock Index Portfolio -- Class A.........    0.25%       --           0.03%
 MFS(R) Total Return Portfolio -- Class F.........    0.56%     0.20%          0.06%
 MFS(R) Value Portfolio -- Class A................    0.61%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A.........................................    0.82%       --           0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B............................    0.60%     0.25%          0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B............................    0.47%     0.25%          0.03%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------------- -------------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........   --             0.69%       --            0.69%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................ 0.67%            1.00%       --            1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B......................................... 0.08%            1.11%     0.01%           1.10%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................   --             0.73%     0.04%           0.69%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.66%     0.01%           0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.58%     0.02%           0.56%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.81%     0.02%           0.79%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%           0.82%
 Oppenheimer Global Equity Portfolio --
  Class E.........................................   --             0.86%     0.12%           0.74%
 PIMCO Total Return Portfolio -- Class B..........   --             0.99%     0.03%           0.96%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%     0.05%           0.79%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --             0.74%     0.05%           0.69%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B............................   --             0.94%     0.09%           0.85%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.........................................   --             0.43%       --            0.43%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E............................   --             0.54%     0.03%           0.51%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B............................ 0.61%            0.99%     0.03%           0.96%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................ 0.62%            0.93%       --            0.93%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................ 0.63%            0.93%       --            0.93%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................ 0.65%            0.96%       --            0.96%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A..............   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................   --             0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class B.............   --             0.87%     0.08%           0.79%
 MetLife Aggregate Bond Index Portfolio --
  Class A.........................................   --             0.28%     0.01%           0.27%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A......................................... 0.01%            0.39%       --            0.39%
 MetLife Russell 2000(R) Index Portfolio --
  Class A.........................................   --             0.31%       --            0.31%
 MetLife Stock Index Portfolio -- Class A.........   --             0.28%     0.01%           0.27%
 MFS(R) Total Return Portfolio -- Class F.........   --             0.82%       --            0.82%
 MFS(R) Value Portfolio -- Class A................   --             0.63%     0.06%           0.57%
 Neuberger Berman Genesis Portfolio --
  Class A.........................................   --             0.85%     0.01%           0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B............................   --             0.87%     0.05%           0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B............................   --             0.75%       --            0.75%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                      FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........    0.57%       --             0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........    0.47%       --             0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................    0.54%     0.25%            0.08%
 Mid Cap Portfolio.............................    0.54%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund........    0.80%     0.25%            0.06%
 Templeton Developing Markets VIP Fund.........    1.05%     0.25%            0.12%
 Templeton Foreign VIP Fund....................    0.79%     0.25%            0.04%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio..........    0.64%     0.25%            0.08%
LEGG MASON PARTNERS EQUITY TRUST -- CLASS A
 ClearBridge Small Cap Value Fund..............    0.75%     0.25%            0.35%
LEGG MASON PARTNERS INCOME TRUST -- CLASS A
 Western Asset Corporate Bond Fund.............    0.45%     0.25%            0.26%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio....................................    0.69%       --             0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio....................................    0.70%       --             0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................    0.70%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio....................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio...............................    0.70%       --             0.16%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund................................    0.65%       --           0.65%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                  AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........   --             0.60%     0.06%             0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........   --             0.50%     0.03%             0.47%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................   --             0.87%       --              0.87%
 Mid Cap Portfolio.............................   --             0.87%       --              0.87%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund........ 0.01%            1.12%     0.01%             1.11%
 Templeton Developing Markets VIP Fund......... 0.01%            1.43%       --              1.43%
 Templeton Foreign VIP Fund.................... 0.02%            1.10%     0.02%             1.08%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio..........   --             0.97%       --              0.97%
LEGG MASON PARTNERS EQUITY TRUST -- CLASS A
 ClearBridge Small Cap Value Fund..............   --             1.35%       --              1.35%
LEGG MASON PARTNERS INCOME TRUST -- CLASS A
 Western Asset Corporate Bond Fund.............   --             0.96%     0.01%             0.95%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................   --             0.79%       --              0.79%
 ClearBridge Variable Appreciation
  Portfolio....................................   --             0.73%       --              0.73%
 ClearBridge Variable Dividend Strategy
  Portfolio....................................   --             0.76%       --              0.76%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................   --             0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio....................................   --             0.72%       --              0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................   --             0.83%       --              0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio...............................   --             0.86%       --              0.86%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund................................   --             1.30%     0.41%             0.89%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES


These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that You have allocated all of Your Contract Value to either the Underlying Fund with the Maximum Total Annual Underlying Fund Operating Expenses or the Underlying Fund with the Minimum Total Annual Underlying Fund Operating Expenses.


EXAMPLE 1



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $793    $1,197    $1,527     $3,219     $293      $897    $1,527    $3,219
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $678    $  851    $  949     $2,062     $178      $551    $  949    $2,062


EXAMPLE 2



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $793    $1,297    $1,827     $3,219     $293      $897    $1,527    $3,219
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $678    $  951    $1,249     $2,062     $178      $551    $  949    $2,062


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
The Contract may provide that all or some of the rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the Plan Administrator to exercise certain rights. We may rely on the Plan Administrator's statements to Us as to the terms of the Plan. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
The Unallocated Group Variable Annuity is a group Annuity Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

We encourage You to evaluate the fees, expenses, benefits and features of this group Annuity Contract against those of other investment products, including other group Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.


GENERAL


The Contracts described in this prospectus are designed for use only with Plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to Your choice of one or more Funding Options and/or the Fixed Account. Purchase Payments less any applicable Premium Tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of Your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments plus the interest on amounts You allocate to the Fixed Account. While You will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity Payments and reserve values will vary in accordance with these factors.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan.

Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits.


CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to 1-800-842-3330.


UNALLOCATED CONTRACTS

The Contract is issued on an unallocated basis. It is designed for use with certain Plans where the employer may have secured the services of a TPA. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.

We will issue the Contracts to the Plan sponsor or the Plan Trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner or its designee. There are no Individual Accounts under the Contract for individual Participants in the Plan.


PURCHASE PAYMENTS

The minimum average Purchase Payment allowed is $10,000 annually per Contract. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.


CREDITING PURCHASE PAYMENTS

We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable Premium Tax within two Business Days after We receive it at Our Home Office in Good Order. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five Business Days. If We cannot obtain the necessary information within five Business Days of Our receipt of the initial Purchase Payment, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same Business Day We receive it, if received in Good Order by Our Home Office prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If we receive the Purchase Payment after close of the NYSE, we will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on Your behalf are not submitted to Us in a timely manner or in Good Order, there may be a delay in when amounts are credited.

Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, they will not be in Good Order. We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, Accumulation Units are used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each Valuation Date and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Units next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (normally 4:00 p.m. Eastern Time) on each Valuation Date. After the value is calculated, We adjust Your Contract Value accordingly. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

ACCUMULATION UNIT VALUE. The value of the Accumulation Units for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

(a) = investment income plus capital gains and losses (whether realized or unrealized);

(b) = any deduction for applicable taxes (presently zero); and

(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000041096 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


CONTRACT VALUE


During the Accumulation Period, We determine the Contract Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

THE FUNDING OPTIONS


You choose the Funding Options to which You allocate Your Purchase Payments. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

A few of the Underlying Funds are retail mutual funds which are also available to investors outside of Variable Annuity products. The investment return of the Subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses You bear while You hold the Contract.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." From time to time We may make new Funding Options available. In addition, We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have higher fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments, Contract Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in Brighthouse Investment Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-3330 or through Your financial representative (where applicable). We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.


            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.       Capital Research and Management
                                                                                 CompanySM
American Funds Growth Fund              Seeks growth of capital.                 Capital Research and Management
                                                                                 CompanySM
American Funds Growth-Income            Seeks long-term growth of capital and    Capital Research and Management
 Fund                                   income.                                  CompanySM
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --       Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation        Subadviser: BlackRock Financial
                                        and prudent investment management.       Management, Inc.
Brighthouse Asset Allocation 100        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value             Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate              Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.

           UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- --------------------------------------
ClearBridge Aggressive Growth         Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: ClearBridge Investments,
                                                                                LLC
Harris Oakmark International          Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --         Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                        Subadviser: Invesco Advisers, Inc.
Oppenheimer Global Equity             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --       Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                              consistent with the preservation of       Subadviser: Pacific Investment
                                      capital and prudent investment            Management Company LLC
                                      management.
T. Rowe Price Large Cap Value         Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income        Inc.
                                      is a secondary objective.
T. Rowe Price Large Cap Value         Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++               by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income        Inc.
                                      is a secondary objective.
Victory Sycamore Mid Cap Value        Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                 equity securities of mid-sized            Subadviser: Victory Capital
                                      companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --    Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class A                              primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
BlackRock Capital Appreciation        Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond       Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                 consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                      capital.
Brighthouse Asset Allocation 20       Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                 with growth of capital as a secondary
                                      objective.
Brighthouse Asset Allocation 40       Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                 income and growth of capital, with a
                                      greater emphasis on income.
Brighthouse Asset Allocation 60       Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                 of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
Brighthouse Asset Allocation 80       Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Core Equity    Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A   income over time and, secondarily,        Subadviser: Wellington Management
                                      long-term capital appreciation and        Company LLP
                                      current income.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index               Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Bloomberg Barclays U.S. Aggregate         Subadviser: MetLife Investment
                                           Bond Index.                               Advisors, LLC
MetLife MSCI EAFE(R) Index                 Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                     Advisors, LLC
MetLife Russell 2000(R) Index              Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                     Advisors, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                    Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                     Company
                                                                                     Subadviser: FMR Co., Inc.
Mid Cap Portfolio                          Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                     Company
                                                                                     Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Small-Mid Cap Growth VIP          Seeks long-term capital growth.           Franklin Advisers, Inc.
 Fund

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
Templeton Developing Markets VIP       Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Janus Henderson Enterprise Portfolio   Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS EQUITY TRUST --
 CLASS A
ClearBridge Small Cap Value Fund       Seeks long-term capital growth.         Legg Mason Partners Fund Advisor,
                                                                               LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
LEGG MASON PARTNERS INCOME TRUST --
 CLASS A
Western Asset Corporate Bond Fund      Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                       consistent with prudent investment      LLC
                                       management. Total return consists of    Subadviser: Western Asset
                                       income and capital appreciation.        Management Company
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                    dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital as    Legg Mason Partners Fund Advisor,
 Portfolio                             its primary objective. Current income   LLC
                                       is a secondary objective.               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC

           UNDERLYING FUND                    INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
------------------------------------ ------------------------------------- ----------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High   Seeks to maximize total return.       Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                      LLC
                                                                           Subadvisers: Western Asset
                                                                           Management Company; Western
                                                                           Asset Management Company
                                                                           Limited; Western Asset Management
                                                                           Company Pte. Ltd.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive    Seeks capital appreciation and        1919 Investment Counsel, LLC
 Balanced Fund                       retention of net investment income.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Funding Options may have been subject to change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."



UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are "fund of funds":

Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Funds invests. Plan Participants may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                   CHARGES AND DEDUCTIONS UNDER THE CONTRACT
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of a Participant;

   o   the available Funding Options and related programs; and

   o   administration of the Annuity options available under the Contracts.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which Plan assets are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan Participants, the aggregate of all Plan Participant Contract Values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).


SURRENDER CHARGE


Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon withdrawal, the Company will charge a maximum surrender charge of 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the fifth Contract Year. The surrender charge schedule is:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 year                2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

The surrender charge can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the surrender charges, the Company will take into account:

   (a) the size of Plan assets and the expected amount of annual contributions, and

   (b) the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

   (c) the expected level of commission the Company may pay to the agent for distribution expenses, and

   (d) any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

Except as noted below, the surrender charge will not be assessed for withdrawals made under the following circumstances:

   o retirement (as defined by the terms of Your Plan and consistent with Internal Revenue Service ("IRS") rules)

   o   separation from service/severance from employment

   o   loans (if available in Your Plan)

   o   hardship (as defined by the Code)

   o   death

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of our affiliates and We agree.

   o   disability as defined in Code Section 72(m)(7)

   o   minimum required distributions (generally at age 70 1/2)

   o   return of Excess Plan Contributions

   o   transfers to an employer stock fund

   o   certain Plan expenses as mutually agreed upon

   o to avoid required Federal income tax penalties (This waiver applies to amounts required to be distributed under the Code from this Contract.)

The surrender charge will apply to allowable distributions made to highly compensated employees of a Plan with less than fifty Participants until after the fifth Contract Year.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Participant's Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


DAILY ASSET CHARGE


This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract Year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during Your first Contract Year. Below are the variations of the charge based on different levels of expected aggregate Contract assets:


   AGGREGATE CONTRACT ASSETS       DAILY ASSET CHARGE
-------------------------------   -------------------
       $0 -- $499,999.99                 1.50%
    $500,000 -- $999,999.99              1.30%
  $1,000,000 -- $1,999,999.99            1.20%
  $2,000,000 -- $2,999,999.99            1.10%
  $3,000,000 -- $3,999,999.99            1.00%
      $4,000,000 and over                0.85%

The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Maturity Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o   sales, commission and marketing expenses; and

   o   other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.

Although Variable Annuity Payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.


VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the Accumulation Period.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               1 years                5%
          1 years               2 years                4%
          2 years               3 years                3%
          3 years               4 years                2%
          4 years               5 years                1%
         5+ years                                      0%

For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               2 years                5%
          2 years               4 years                4%
          4 years               6 years                3%
          6 years               8 years                2%
         8+ years                                      0%

Please refer to "the Annuity Period" section for a description of this benefit.

UNDERLYING FUND FEES AND EXPENSES


There are certain deductions from and expenses paid out of the assets of each Underlying Fund. These are described in the applicable prospectus for each Underlying Fund. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party for Plan related expenses. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. A chart in Appendix F shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.



                                   TRANSFERS
--------------------------------------------------------------------------------
TRANSFERS OF CONTRACT VALUE BETWEEN FUNDING OPTIONS


Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.

Contract Values may generally be transferred from the Funding Options to the Fixed Account at any time.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.


TRANSFERS FROM THE FIXED ACCOUNT

Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by Us, may not exceed 20% per Contract Year, as applicable to the Contract Value in the Fixed Account valued on each such anniversary. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period. Automated Transfers under the Company's Dollar Cost Averaging Program are not allowed from the Fixed Account.

Please see "Appendix E -- Competing Funds" for more information.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:

     American Funds Global Growth Fund
     BlackRock High Yield Portfolio
     Brighthouse Small Cap Value Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Small Cap Value Fund
     ClearBridge Variable Small Cap Growth Portfolio
     Franklin Small-Mid Cap Growth VIP Fund
     Harris Oakmark International Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Variable Global High Yield Bond Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO

ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. Although We do not have the operational or systems capability at this time to impose the American Funds(R) monitoring policy and/or to treat all of the American Funds(R) portfolios as Monitored Portfolios under Our policy, We intend to do so in the future.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US

You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales or surrender charge, as described in the Contract.


TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US

Under specific conditions, We may allow You to transfer to this Contract the contract value of other group Annuity contracts We have issued to You or to transfer amounts from this Contract to another contract issued by Us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales or surrender charge may apply, as described in the new contract.


TRANSFERS FROM CONTRACTS NOT ISSUED BY US

Under specific conditions, when authorized by the state insurance department, We may credit a Plan up to 4% of the amount transferred to Us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before the Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit value calculated as of the Maturity Date. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

The trust of a Section 401(k) Plan may not generally distribute amounts attributable to employer contributions prior to the employee's retirement, death, disability or severance from employment. (See "Federal Tax
Considerations").

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner.

At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.


BENEFICIARY


At Your direction, Participants name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request before the death of the Participant.

Unless an irrevocable Beneficiary has been named, Participants generally have the right to change any Beneficiary by Written Request during the lifetime of the Participant and while the Contract continues.


ANNUITANT


The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
DEATH BENEFITS PRIOR TO THE MATURITY DATE


DEATH BENEFITS MAY NOT BE AVAILABLE IN ALL JURISDICTIONS.

If provided by the Contract, in the event the Participant dies before the selected Maturity Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the amount attributable to the Participant or (b) the total Purchase Payments made under the Contract attributable to that Participant, less any applicable Premium Tax and prior surrenders not previously deducted (including any applicable surrender charge) and any outstanding loan balance as of the Death Report Date.

The death benefit amount is determined in the same manner as with an allocated Contract, subject to the Plan providing the Company with required information about Participant contributions, withdrawals, outstanding loan amounts, and any other required information.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order.

We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the Contract.

The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check; by placing the amount in an account that earns interest or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds or under any other settlement options that We may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death and instructions for payment in Good Order, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or 3) applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.

If We are notified of the Participant's Death before any requested transaction is completed, We will cancel the request. As described above, the death benefit will be determined when We receive both Due Proof of Death and instructions for payment in Good Order.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can direct Us to make regular income payments to Participants ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Participant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.

You may direct Us to annuitize amounts attributable to a Participant at any time after You purchase the Contract. Certain Annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. Participants should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY


You may elect for Participants to receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply the applicable Contract Value to provide an Annuity funded by the same Funding Options selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


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


FIXED ANNUITY


A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Amount of First Payment". All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number;

   (b)        the amount to be distributed;

   (c)        the Annuity option which is to be purchased;

   (d)        the date the Annuity option payments are to begin;

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You; and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Participant as long as We are notified by Written Request while the Participant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You or the TPA also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in the provision "Transfers of Contract Value Between Funding Options," in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS

Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4, or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT

This benefit is offered with Variable Annuity option "Payments for a Fixed Period" (without life contingency) where payments are made on a variable basis.

At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to


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


the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
CONTRACT TERMINATION


You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount stated in Your Contract; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b)        pay You the Cash Surrender Value of the Funding Options; and

   (c) pay You the Cash Surrender Value of the Fixed Account, if applicable.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states We are required to pay You the Contract Value upon Our discontinuance of the Contract.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any Business Day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT


We may require proof of age of the Contract Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Contract Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS


The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in Your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in Your Contract.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


CYBERSECURITY RISKS


Our Variable Annuity contract business is largely conducted through digital communications and data storage networks and systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our Variable Annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect Our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their Contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Funding Options invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Funding Options will avoid losses affecting Your Contract due to cyber-attacks or information security breaches in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Funding Options invest.




                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Brighthouse Separate Account QPN for Variable Annuities ("Separate Account") was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account QPN for Variable Annuities. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.

We hold the assets of the Separate Account for the exclusive benefit of those who hold interests in the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, Brighthouse Financial, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

For Federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.

QUALIFIED ANNUITY CONTRACTS


INTRODUCTION


The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult Your tax adviser about Your particular situation.



ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce Your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


An IRA Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, Your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of Your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified Contract which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:


   (a)        on account of Your death or disability,

   (b) as part of a series of substantially equal periodic payments payable for Your life (or life expectancy) or joint lives (or joint life expectancies) of You and Your designated beneficiary and You are separated from employment,


   (c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),



   (d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),


   (e)        to pay IRS levies (and made after December 31, 1999),

   (f)        to pay deductible medical expenses, or

   (g) in the case of IRAs only, to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.

Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to Your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


ROLLOVERS AND TRANSFERS

Your Contract is non-forfeitable (i.e., not subject to the claims of Your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from Your Contract to another eligible retirement plan or IRA.

Federal income tax law allows You to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs You own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with Your tax advisor before making an IRA rollover.

Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements,

   (b)        financial hardship, or

   (c)        for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit in a qualified Contract is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Required Minimum Distribution ("RMD") amounts are required to be distributed from a qualified annuity Contract following Your death depending on whether You die before or after the "Required Beginning Date" as described under "Required Minimum Distributions."

If You die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), Your entire interest generally must be distributed within five (5) years after Your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following Your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 70 1/2 if Your Contract permits.

If You die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of Your death.

Regardless of whether You die before or after Your Required Beginning Date, the following will be applicable:

   (a) RMDs are required to be distributed from a Roth IRA after Your death; and

   (b) If Your surviving spouse is the sole designated beneficiary of Your Traditional or Roth IRA, then Your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.

If Your beneficiary is not Your spouse and Your plan and Contract permit, Your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the Contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.



REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving RMD amounts from Your qualified Contract by the Required Beginning Date. Generally, for retirement plans, the "Required Beginning Date" is April 1 following the later of:


   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of Your employer.

For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which You attain age 70 1/2 even if You have not retired, taking Your first distribution no later than April 1 of the year after You reach age 70 1/2.


For all subsequent years, including the first year in which You took Your RMD by April 1, You must take the required minimum distribution for the year by December 31st. This will require You to take two distributions in the same calendar year if You wait to take Your first distribution until April 1 of the year after attaining age 70 1/2.

A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) . The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of Your IRAs/SEPs.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult Your own tax adviser as to how these rules affect Your own distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult Your own tax adviser as to how these rules affect Your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%. A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:


   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


Upon the occurrence of a "Declared Disaster," like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS


In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.



FINANCIAL STATEMENTS


The financial statements of the Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed Brighthouse Securities, LLC ("Brighthouse Securities") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to March 6, 2017, the principal underwriter and distributor of the Contracts was MetLife Investors Distribution Company. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses Brighthouse Securities for expenses Brighthouse Securities incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). The Company also pays amounts to Brighthouse Securities that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Brighthouse Securities' management team and other expenses of distributing the Contracts. Brighthouse Securities management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Brighthouse Securities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Brighthouse Securities does not retain any fees under the Contracts; however, Brighthouse Securities may receive 12b-1 fees from the Underlying Funds.

Brighthouse Securities' principal executive offices are located at 11225 North

Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at

1-800-289-9999, or log on to www.finra.org. An investor brochure that includes
                             -------------
information describing FINRA BrokerCheck is available through the Hotline or on-line.

Brighthouse Securities, on behalf of the Company, enters into selling agreements with unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by financial representatives who are associated persons of such unaffiliated broker-dealer firms. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Participants from existing Contracts and Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Contracts. Financial representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the financial representative receives depends on the agreement between the firm and the financial representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or financial representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

Compensation is generally paid as a percentage of the Funding Options invested in the Contract. Alternatively, Brighthouse Securities may pay lower compensation on the Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to financial representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to financial representatives).

Brighthouse Securities has also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, Brighthouse Securities pays separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be a flat fee, or based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by financial representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities out of its own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its financial representatives to favor the Company's products. Brighthouse Securities has entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2018, as well as the range of additional compensation paid.).


Brighthouse Securities may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.


From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. The Company may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. The Company also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. The Company may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, the Company hires organizations including, for example, MetLife Services and Solutions, LLC or Metropolitan Life Insurance Company, with whom We were previously affiliated, to perform administrative and enrollment services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. The Company also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. The Company or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.



CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



          FOR BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
      (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                           UGVA -- SEPARATE ACCOUNT CHARGES 0.85%
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)............ 2018   3.202           2.888                      --
                                                                      2017   2.457           3.202                      --
                                                                      2016   2.462           2.457                      --
                                                                      2015   2.322           2.462                      --
                                                                      2014   2.289           2.322                      --
                                                                      2013   1.787           2.289                   1,656
                                                                      2012   1.471           1.787                  33,921
                                                                      2011   1.628           1.471                 620,013
                                                                      2010   1.469           1.628               1,861,969
                                                                      2009   1.041           1.469               2,387,138
 American Funds Growth Subaccount (Class 2) (5/04)................... 2018   3.115           3.080                     563
                                                                      2017   2.448           3.115                     583
                                                                      2016   2.255           2.448                     583
                                                                      2015   2.129           2.255                     583
                                                                      2014   1.978           2.129                     583
                                                                      2013   1.534           1.978                  10,450
                                                                      2012   1.312           1.534                  46,054
                                                                      2011   1.382           1.312               1,391,512
                                                                      2010   1.175           1.382               4,376,994
                                                                      2009   0.850           1.175               5,591,721
 American Funds Growth-Income Subaccount (Class 2) (5/04)............ 2018   2.660           2.590                     679
                                                                      2017   2.192           2.660                     700
                                                                      2016   1.982           2.192                     700
                                                                      2015   1.971           1.982                     700
                                                                      2014   1.796           1.971                   2,217
                                                                      2013   1.357           1.796                  30,716
                                                                      2012   1.165           1.357                 160,417
                                                                      2011   1.197           1.165                 859,459
                                                                      2010   1.083           1.197               2,249,141
                                                                      2009   0.833           1.083               3,426,647
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)........ 2013   2.520           2.682                      --
                                                                      2012   2.077           2.520                   7,885
                                                                      2011   2.511           2.077                 467,876
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06).............. 2018   2.751           2.660                      --
                                                                      2017   2.565           2.751                      --
                                                                      2016   2.261           2.565                      --
                                                                      2015   2.366           2.261                      --
                                                                      2014   2.305           2.366                      --
                                                                      2013   2.116           2.305                      23
                                                                      2012   1.825           2.116                     739
                                                                      2011   1.794           1.825                 178,318
                                                                      2010   1.556           1.794                 688,717
                                                                      2009   1.065           1.556                 498,735

                            UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................ 2018   1.775
                                                                                    2017   1.456
                                                                                    2016   1.348
                                                                                    2015   1.387
                                                                                    2014   1.331
                                                                                    2013   1.037
                                                                                    2012   0.896
                                                                                    2011   1.042
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06).................... 2018   3.429
                                                                                    2017   3.096
                                                                                    2016   2.379
                                                                                    2015   2.536
                                                                                    2014   2.515
                                                                                    2013   1.915
                                                                                    2012   1.637
                                                                                    2011   1.814
                                                                                    2010   1.526
                                                                                    2009   1.217
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.777
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2018   2.288
                                                                                    2017   1.892
                                                                                    2016   1.762
                                                                                    2015   1.702
                                                                                    2014   1.510
                                                                                    2013   1.135
                                                                                    2012   1.009
                                                                                    2011   1.015
                                                                                    2010   0.910
                                                                                    2009   0.770
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2018   1.367
                                                                                    2017   1.242
                                                                                    2016   1.239
                                                                                    2015   1.265
                                                                                    2014   1.122
                                                                                    2013   1.091
                                                                                    2012   0.871
                                                                                    2011   0.927
                                                                                    2010   0.804
                                                                                    2009   0.600
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   4.135
                                                                                    2013   3.230
                                                                                    2012   2.652
                                                                                    2011   2.886
                                                                                    2010   2.654
                                                                                    2009   1.869
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 2018   5.579
                                                                                    2017   4.740
                                                                                    2016   4.642
                                                                                    2015   4.867
                                                                                    2014   4.304
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2018   3.188
                                                                                    2017   2.458
                                                                                    2016   2.287
                                                                                    2015   2.410
                                                                                    2014   2.573
                                                                                    2013   1.984
                                                                                    2012   1.545
                                                                                    2011   1.812
                                                                                    2010   1.566
                                                                                    2009   1.016
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2018   3.261
                                                                                    2017   2.786
                                                                                    2016   2.396
                                                                                    2015   2.570
                                                                                    2014   2.371
                                                                                    2013   1.766
                                                                                    2012   1.503
                                                                                    2011   1.538
                                                                                    2010   1.350
                                                                                    2009   1.077



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................ 1.583                      --
                                                                                    1.775                      --
                                                                                    1.456                      --
                                                                                    1.348                      --
                                                                                    1.387                      --
                                                                                    1.331                      --
                                                                                    1.037                      --
                                                                                    0.896                 894,158
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06).................... 2.882                      --
                                                                                    3.429                      16
                                                                                    3.096                      16
                                                                                    2.379                      16
                                                                                    2.536                      16
                                                                                    2.515                  10,660
                                                                                    1.915                  44,201
                                                                                    1.637                 479,954
                                                                                    1.814               1,188,345
                                                                                    1.526               1,464,589
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 0.740                      --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2.126                      --
                                                                                    2.288                      --
                                                                                    1.892                      --
                                                                                    1.762                      --
                                                                                    1.702                      --
                                                                                    1.510                   1,480
                                                                                    1.135                   1,480
                                                                                    1.009                 197,356
                                                                                    1.015                 276,540
                                                                                    0.910                 375,459
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 1.242                     520
                                                                                    1.367                     520
                                                                                    1.242                     520
                                                                                    1.239                     520
                                                                                    1.265                     520
                                                                                    1.122                     534
                                                                                    1.091                     983
                                                                                    0.871                 623,334
                                                                                    0.927               1,460,259
                                                                                    0.804               1,655,574
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 4.316                      --
                                                                                    4.135                  10,945
                                                                                    3.230                  12,542
                                                                                    2.652                 725,719
                                                                                    2.886               1,767,460
                                                                                    2.654               2,007,502
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 5.155                       6
                                                                                    5.579                       6
                                                                                    4.740                       6
                                                                                    4.642                   9,534
                                                                                    4.867                   9,785
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2.411                     110
                                                                                    3.188                     110
                                                                                    2.458                     110
                                                                                    2.287                     659
                                                                                    2.410                     659
                                                                                    2.573                  12,721
                                                                                    1.984                  22,011
                                                                                    1.545                 543,698
                                                                                    1.812               1,810,057
                                                                                    1.566               1,939,308
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2.840                     159
                                                                                    3.261                     159
                                                                                    2.786                     159
                                                                                    2.396                     159
                                                                                    2.570                     159
                                                                                    2.371                     163
                                                                                    1.766                     805
                                                                                    1.503                 241,653
                                                                                    1.538                 511,760
                                                                                    1.350                 521,111

                                       UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............ 2016   1.931           1.995                      --
                                                                          2015   1.985           1.931                   8,242
                                                                          2014   1.905           1.985                   8,242
                                                                          2013   1.776           1.905                  13,841
                                                                          2012   1.582           1.776                  29,112
                                                                          2011   1.522           1.582                 282,506
                                                                          2010   1.357           1.522                 518,039
                                                                          2009   0.998           1.357                 673,031
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)........................... 2013   2.722           2.958                      --
                                                                          2012   2.600           2.722                      11
                                                                          2011   2.764           2.600                  32,350
                                                                          2010   2.262           2.764                 203,312
                                                                          2009   1.663           2.262                 227,866
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13)............. 2018   1.649           1.422                   8,543
                                                                          2017   1.215           1.649                   8,570
                                                                          2016   1.221           1.215                   8,570
                                                                          2015   1.184           1.221                  16,631
                                                                          2014   1.168           1.184                  17,388
                                                                          2013   1.015           1.168                  20,328
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   2.107           2.084                   8,382
                                                                          2017   2.033           2.107                   8,382
                                                                          2016   1.998           2.033                   8,382
                                                                          2015   2.015           1.998                   8,382
                                                                          2014   1.951           2.015                   8,411
                                                                          2013   2.006           1.951                   8,638
                                                                          2012   1.851           2.006                   9,707
                                                                          2011   1.810           1.851               1,191,044
                                                                          2010   1.687           1.810               3,641,005
                                                                          2009   1.507           1.687               4,996,534
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   2.389           2.409                      --
                                                                          2015   2.408           2.389                      --
                                                                          2014   2.185           2.408                      --
                                                                          2013   1.656           2.185                      --
                                                                          2012   1.510           1.656                      --
                                                                          2011   1.595           1.510                  15,500
                                                                          2010   1.384           1.595                  93,171
                                                                          2009   1.127           1.384                 124,410
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   2.726           2.802                      --
                                                                          2015   2.786           2.726                     977
                                                                          2014   2.686           2.786                     977
                                                                          2013   2.668           2.686                   1,074
                                                                          2012   2.411           2.668                   7,262
                                                                          2011   2.346           2.411                 229,891
                                                                          2010   2.109           2.346                 758,711
                                                                          2009   1.599           2.109                 758,992
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2018   2.021           1.821                   2,343
                                                                          2017   1.743           2.021                   2,343
                                                                          2016   1.516           1.743                   2,343
                                                                          2015   1.586           1.516                   2,343
                                                                          2014   1.412           1.586                   2,343
                                                                          2013   1.065           1.412                   2,374
                                                                          2012   0.910           1.065                  47,737
                                                                          2011   0.956           0.910               1,517,165
                                                                          2010   0.824           0.956               3,585,696
                                                                          2009   0.702           0.824               4,651,127
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   1.778           1.603                     379
                                                                          2017   1.531           1.778                     408
                                                                          2016   1.331           1.531                     408
                                                                          2015   1.391           1.331                     408
                                                                          2014   1.268           1.391                     408
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)........ 2018   2.252           2.006                      88
                                                                          2017   2.074           2.252                      88
                                                                          2016   1.811           2.074                      88
                                                                          2015   2.007           1.811                      88
                                                                          2014   1.846           2.007                      88
                                                                          2013   1.429           1.846                      91
                                                                          2012   1.256           1.429                     410
                                                                          2011   1.316           1.256                 360,771
                                                                          2010   1.057           1.316                 991,885
                                                                          2009   0.843           1.057               1,029,761

UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)                                UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   2.183           2.156                     186
                                                                           2017   2.114           2.183                     186
                                                                           2016   2.068           2.114                     186
                                                                           2015   2.073           2.068                     186
                                                                           2014   1.953           2.073                     186
                                                                           2013   1.984           1.953                   4,334
                                                                           2012   1.861           1.984                   4,341
                                                                           2011   1.761           1.861                 209,520
                                                                           2010   1.640           1.761                 860,771
                                                                           2009   1.511           1.640                 774,966
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   3.341           3.393                   3,833
                                                                           2017   2.516           3.341                   3,833
                                                                           2016   2.535           2.516                   3,833
                                                                           2015   2.405           2.535                   8,274
                                                                           2014   2.228           2.405                   8,291
                                                                           2013   1.674           2.228                   8,309
                                                                           2012   1.476           1.674                  14,105
                                                                           2011   1.635           1.476               1,078,560
                                                                           2010   1.376           1.635               2,366,910
                                                                           2009   1.087           1.376               2,957,784
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2018   1.206           1.216                  95,113
                                                                           2017   1.207           1.206                  95,819
                                                                           2016   1.215           1.207                  95,819
                                                                           2015   1.226           1.215                 106,193
                                                                           2014   1.236           1.226                 106,300
                                                                           2013   1.247           1.236                 135,926
                                                                           2012   1.257           1.247                 197,972
                                                                           2011   1.268           1.257               4,250,242
                                                                           2010   1.275           1.268               9,152,885
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.560           1.506                      --
                                                                           2017   1.471           1.560                      --
                                                                           2016   1.420           1.471                      --
                                                                           2015   1.440           1.420                      --
                                                                           2014   1.390           1.440                      --
                                                                           2013   1.344           1.390                      --
                                                                           2012   1.242           1.344                      --
                                                                           2011   1.213           1.242                 135,306
                                                                           2010   1.112           1.213                 286,816
                                                                           2009   0.930           1.112                 264,993
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.654           1.568                      --
                                                                           2017   1.508           1.654                      --
                                                                           2016   1.433           1.508                      --
                                                                           2015   1.461           1.433                      --
                                                                           2014   1.404           1.461                      --
                                                                           2013   1.277           1.404                  14,967
                                                                           2012   1.155           1.277                  22,750
                                                                           2011   1.153           1.155                 338,142
                                                                           2010   1.043           1.153                 599,000
                                                                           2009   0.850           1.043                 527,360
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2018   1.725           1.606                      16
                                                                           2017   1.517           1.725                      16
                                                                           2016   1.428           1.517                      16
                                                                           2015   1.459           1.428                      16
                                                                           2014   1.401           1.459                     729
                                                                           2013   1.197           1.401                     832
                                                                           2012   1.066           1.197                  13,429
                                                                           2011   1.090           1.066                 615,915
                                                                           2010   0.972           1.090               1,608,114
                                                                           2009   0.775           0.972               1,568,006
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....... 2018   1.777           1.619                   2,670
                                                                           2017   1.504           1.777                   2,670
                                                                           2016   1.402           1.504                   2,670
                                                                           2015   1.439           1.402                   2,670
                                                                           2014   1.379           1.439                   2,670
                                                                           2013   1.119           1.379                   5,021
                                                                           2012   0.978           1.119                   6,855
                                                                           2011   1.025           0.978               1,091,688
                                                                           2010   0.901           1.025               2,182,678
                                                                           2009   0.704           0.901               2,599,962

                          UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2018   2.295
                                                                                 2017   1.944
                                                                                 2016   1.826
                                                                                 2015   1.799
                                                                                 2014   1.640
                                                                                 2013   1.237
                                                                                 2012   1.105
                                                                                 2011   1.162
                                                                                 2010   1.046
                                                                                 2009   0.799
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 2009   1.012
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)............................ 2013   1.976
                                                                                 2012   1.723
                                                                                 2011   1.854
                                                                                 2010   1.633
                                                                                 2009   1.353
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 2018   1.396
                                                                                 2017   1.125
                                                                                 2016   1.078
                                                                                 2015   1.058
                                                                                 2014   0.961
                                                                                 2013   0.730
                                                                                 2012   0.664
                                                                                 2011   0.692
                                                                                 2010   0.606
                                                                                 2009   0.409
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................. 2018   2.186
                                                                                 2017   1.609
                                                                                 2016   1.625
                                                                                 2015   1.483
                                                                                 2014   1.375
                                                                                 2013   1.014
                                                                                 2012   0.885
                                                                                 2011   0.891
                                                                                 2010   0.807
                                                                                 2009   0.583
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)............... 2018   1.901
                                                                                 2017   1.856
                                                                                 2016   1.829
                                                                                 2015   1.840
                                                                                 2014   1.754
                                                                                 2013   1.811
                                                                                 2012   1.758
                                                                                 2011   1.649
                                                                                 2010   1.568
                                                                                 2009   1.504
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)............... 2011   0.962
                                                                                 2010   0.839
                                                                                 2009   0.643
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (11/07)................. 2018   1.374
                                                                                 2017   1.109
                                                                                 2016   1.104
                                                                                 2015   1.126
                                                                                 2014   1.208
                                                                                 2013   1.000
                                                                                 2012   0.852
                                                                                 2011   0.982
                                                                                 2010   0.916
                                                                                 2009   0.718
 BHFTII MetLife Russell 2000(R) Index Subaccount (Class A) (11/07).............. 2018   2.889
                                                                                 2017   2.541
                                                                                 2016   2.113
                                                                                 2015   2.226
                                                                                 2014   2.137
                                                                                 2013   1.556
                                                                                 2012   1.348
                                                                                 2011   1.418
                                                                                 2010   1.127
                                                                                 2009   0.902



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2.274                   4,482
                                                                                 2.295                   4,482
                                                                                 1.944                   4,482
                                                                                 1.826                   4,482
                                                                                 1.799                   4,482
                                                                                 1.640                   4,482
                                                                                 1.237                   4,482
                                                                                 1.105                 350,077
                                                                                 1.162                 862,453
                                                                                 1.046               1,082,898
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 1.059                      --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)............................ 2.180                      --
                                                                                 1.976                   3,326
                                                                                 1.723                 111,338
                                                                                 1.854                 504,877
                                                                                 1.633                 656,567
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 1.305                     251
                                                                                 1.396                     251
                                                                                 1.125                     251
                                                                                 1.078                   9,579
                                                                                 1.058                   9,579
                                                                                 0.961                  12,186
                                                                                 0.730                  21,556
                                                                                 0.664                 820,017
                                                                                 0.692               1,718,562
                                                                                 0.606               2,225,349
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................. 2.170                  11,720
                                                                                 2.186                  11,720
                                                                                 1.609                  11,720
                                                                                 1.625                  11,720
                                                                                 1.483                  11,720
                                                                                 1.375                  11,854
                                                                                 1.014                  17,375
                                                                                 0.885                 114,226
                                                                                 0.891                 330,498
                                                                                 0.807                 436,406
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)............... 1.881                   2,291
                                                                                 1.901                   2,291
                                                                                 1.856                   2,291
                                                                                 1.829                   2,291
                                                                                 1.840                   2,291
                                                                                 1.754                   2,354
                                                                                 1.811                   8,690
                                                                                 1.758                 409,686
                                                                                 1.649                 917,871
                                                                                 1.568               1,480,780
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)............... 1.045                      --
                                                                                 0.962               1,121,697
                                                                                 0.839               1,215,360
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (11/07)................. 1.173                      --
                                                                                 1.374                      --
                                                                                 1.109                      --
                                                                                 1.104                  12,766
                                                                                 1.126                  12,766
                                                                                 1.208                  12,820
                                                                                 1.000                  50,153
                                                                                 0.852                 868,593
                                                                                 0.982               2,050,396
                                                                                 0.916               2,221,579
 BHFTII MetLife Russell 2000(R) Index Subaccount (Class A) (11/07).............. 2.550                      43
                                                                                 2.889                      43
                                                                                 2.541                      43
                                                                                 2.113                      43
                                                                                 2.226                      43
                                                                                 2.137                   1,341
                                                                                 1.556                   2,511
                                                                                 1.348                 499,691
                                                                                 1.418               1,217,190
                                                                                 1.127               1,510,715

                             UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)............................. 2018   2.500
                                                                                      2017   2.074
                                                                                      2016   1.873
                                                                                      2015   1.868
                                                                                      2014   1.661
                                                                                      2013   1.269
                                                                                      2012   1.106
                                                                                      2011   1.095
                                                                                      2010   0.962
                                                                                      2009   0.769
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2018   3.906
                                                                                      2017   3.510
                                                                                      2016   3.248
                                                                                      2015   3.288
                                                                                      2014   3.058
                                                                                      2013   2.597
                                                                                      2012   2.352
                                                                                      2011   2.321
                                                                                      2010   2.131
                                                                                      2009   1.816
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)..................................... 2018   3.037
                                                                                      2017   2.596
                                                                                      2016   2.288
                                                                                      2015   2.311
                                                                                      2014   2.104
                                                                                      2013   1.563
                                                                                      2012   1.352
                                                                                      2011   1.352
                                                                                      2010   1.223
                                                                                      2009   1.021
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2018   4.993
                                                                                      2017   4.350
                                                                                      2016   3.697
                                                                                      2015   3.707
                                                                                      2014   3.738
                                                                                      2013   2.978
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2018   2.739
                                                                                      2017   2.069
                                                                                      2016   2.055
                                                                                      2015   1.876
                                                                                      2014   1.738
                                                                                      2013   1.263
                                                                                      2012   1.074
                                                                                      2011   1.098
                                                                                      2010   0.948
                                                                                      2009   0.669
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2018   3.565
                                                                                      2017   2.934
                                                                                      2016   2.654
                                                                                      2015   2.613
                                                                                      2014   2.471
                                                                                      2013   1.728
                                                                                      2012   1.504
                                                                                      2011   1.495
                                                                                      2010   1.120
                                                                                      2009   0.815
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16).................................................................... 2018   2.115
                                                                                      2017   1.971
                                                                                      2016   1.891
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).............................................................................. 2018   1.893
                                                                                      2017   1.893
                                                                                      2016   1.832
                                                                                      2015   1.885
                                                                                      2014   1.806
                                                                                      2013   1.806
                                                                                      2012   1.637
                                                                                      2011   1.610



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)............................. 2.364                  11,526
                                                                                      2.500                  11,526
                                                                                      2.074                  11,526
                                                                                      1.873                  13,345
                                                                                      1.868                  13,345
                                                                                      1.661                  13,658
                                                                                      1.269                  17,029
                                                                                      1.106               1,841,088
                                                                                      1.095               5,161,477
                                                                                      0.962               6,550,675
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06).............................. 3.649                  14,894
                                                                                      3.906                  14,894
                                                                                      3.510                  14,894
                                                                                      3.248                  16,968
                                                                                      3.288                  16,968
                                                                                      3.058                  17,300
                                                                                      2.597                  78,091
                                                                                      2.352                 649,074
                                                                                      2.321               1,642,546
                                                                                      2.131               2,282,536
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.708                   3,978
                                                                                      3.037                   3,978
                                                                                      2.596                   3,978
                                                                                      2.288                  14,012
                                                                                      2.311                  14,012
                                                                                      2.104                  50,773
                                                                                      1.563                  83,375
                                                                                      1.352                 435,816
                                                                                      1.352               1,391,597
                                                                                      1.223               1,849,141
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 4.619                      --
                                                                                      4.993                      11
                                                                                      4.350                      11
                                                                                      3.697                      11
                                                                                      3.707                      11
                                                                                      3.738                      11
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2.684                      --
                                                                                      2.739                      --
                                                                                      2.069                      --
                                                                                      2.055                   3,857
                                                                                      1.876                   3,857
                                                                                      1.738                   3,965
                                                                                      1.263                   9,084
                                                                                      1.074                 431,987
                                                                                      1.098               1,075,429
                                                                                      0.948               1,209,240
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 3.295                   6,259
                                                                                      3.565                   6,259
                                                                                      2.934                   6,259
                                                                                      2.654                   6,259
                                                                                      2.613                   6,362
                                                                                      2.471                   8,344
                                                                                      1.728                  25,296
                                                                                      1.504               1,009,747
                                                                                      1.495               2,519,980
                                                                                      1.120               2,618,594
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16).................................................................... 2.017                  10,406
                                                                                      2.115                  10,406
                                                                                      1.971                  10,406
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).............................................................................. 1.893                      --
                                                                                      1.893                      --
                                                                                      1.893                      --
                                                                                      1.832                     275
                                                                                      1.885                     275
                                                                                      1.806                     275
                                                                                      1.806                     275
                                                                                      1.637                 230,435

                            UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2018   1.349
                                                                                    2017   1.333
                                                                                    2016   1.325
                                                                                    2015   1.327
                                                                                    2014   1.299
                                                                                    2013   1.318
                                                                                    2012   1.284
                                                                                    2011   1.226
                                                                                    2010   1.167
                                                                                    2009   1.126
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01).................... 2018   3.279
                                                                                    2017   2.720
                                                                                    2016   2.546
                                                                                    2015   2.557
                                                                                    2014   2.310
                                                                                    2013   1.779
                                                                                    2012   1.545
                                                                                    2011   1.603
                                                                                    2010   1.382
                                                                                    2009   1.029
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).......................... 2016   3.414
                                                                                    2015   3.500
                                                                                    2014   3.329
                                                                                    2013   2.471
                                                                                    2012   2.176
                                                                                    2011   2.461
                                                                                    2010   1.931
                                                                                    2009   1.393
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01).............. 2016   1.837
                                                                                    2015   1.903
                                                                                    2014   1.786
                                                                                    2013   1.304
                                                                                    2012   1.186
                                                                                    2011   1.257
                                                                                    2010   0.994
                                                                                    2009   0.698
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............... 2018   3.719
                                                                                    2017   2.672
                                                                                    2016   2.294
                                                                                    2015   2.878
                                                                                    2014   3.168
                                                                                    2013   3.225
                                                                                    2012   2.874
                                                                                    2011   3.445
                                                                                    2010   2.955
                                                                                    2009   1.727
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).......................... 2018   1.912
                                                                                    2017   1.653
                                                                                    2016   1.555
                                                                                    2015   1.678
                                                                                    2014   1.904
                                                                                    2013   1.561
                                                                                    2012   1.332
                                                                                    2011   1.503
                                                                                    2010   1.398
                                                                                    2009   1.029
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00)..................... 2018   1.636
                                                                                    2017   1.298
                                                                                    2016   1.168
                                                                                    2015   1.135
                                                                                    2014   1.020
                                                                                    2013   0.779
                                                                                    2012   0.672
                                                                                    2011   0.689
                                                                                    2010   0.554
                                                                                    2009   0.387



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 1.352                      --
                                                                                    1.349                      --
                                                                                    1.333                      --
                                                                                    1.325                      --
                                                                                    1.327                      --
                                                                                    1.299                      --
                                                                                    1.318                      --
                                                                                    1.284                 590,742
                                                                                    1.226               1,501,166
                                                                                    1.167               1,816,325
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01).................... 3.035                   1,886
                                                                                    3.279                   1,886
                                                                                    2.720                   1,886
                                                                                    2.546                  13,287
                                                                                    2.557                  13,287
                                                                                    2.310                  20,932
                                                                                    1.779                  40,057
                                                                                    1.545                 887,321
                                                                                    1.603               2,579,304
                                                                                    1.382               3,192,929
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).......................... 3.789                      97
                                                                                    3.414                   5,944
                                                                                    3.500                   5,944
                                                                                    3.329                  11,843
                                                                                    2.471                  26,363
                                                                                    2.176                 972,480
                                                                                    2.461               2,624,149
                                                                                    1.931               3,323,283
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01).............. 1.898                      --
                                                                                    1.837                      --
                                                                                    1.903                      --
                                                                                    1.786                      32
                                                                                    1.304                      32
                                                                                    1.186                 255,500
                                                                                    1.257                 611,256
                                                                                    0.994                 804,093
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............... 3.105                     362
                                                                                    3.719                     362
                                                                                    2.672                     362
                                                                                    2.294                   3,909
                                                                                    2.878                   3,917
                                                                                    3.168                   5,181
                                                                                    3.225                  15,884
                                                                                    2.874                 408,291
                                                                                    3.445               1,253,750
                                                                                    2.955               1,500,183
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).......................... 1.603                   1,189
                                                                                    1.912                   1,189
                                                                                    1.653                   1,189
                                                                                    1.555                   1,189
                                                                                    1.678                   1,189
                                                                                    1.904                   1,589
                                                                                    1.561                   3,758
                                                                                    1.332                 497,874
                                                                                    1.503               1,676,816
                                                                                    1.398               2,472,524
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00)..................... 1.612                  16,417
                                                                                    1.636                  16,417
                                                                                    1.298                  16,417
                                                                                    1.168                  23,611
                                                                                    1.135                  23,611
                                                                                    1.020                  26,256
                                                                                    0.779                  43,062
                                                                                    0.672               1,222,160
                                                                                    0.689               3,763,387
                                                                                    0.554               3,792,350

                           UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)................... 2016   2.414
                                                                                  2015   2.698
                                                                                  2014   2.675
                                                                                  2013   2.009
                                                                                  2012   1.758
                                                                                  2011   1.909
                                                                                  2010   1.541
                                                                                  2009   1.170
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2018   2.972
                                                                                  2017   2.796
                                                                                  2016   2.611
                                                                                  2015   2.655
                                                                                  2014   2.476
                                                                                  2013   2.492
                                                                                  2012   2.195
                                                                                  2011   2.105
                                                                                  2010   1.904
                                                                                  2009   1.436
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.237
                                                                                  2010   2.098
                                                                                  2009   1.618
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2018   2.623
                                                                                  2017   2.275
                                                                                  2016   2.267
                                                                                  2015   2.327
                                                                                  2014   1.949
                                                                                  2013   1.330
                                                                                  2012   1.130
                                                                                  2011   1.112
                                                                                  2010   0.897
                                                                                  2009   0.672
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.257
                                                                                  2013   0.959
                                                                                  2012   0.841
                                                                                  2011   0.905
                                                                                  2010   0.782
                                                                                  2009   0.610
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2018   3.305
                                                                                  2017   2.788
                                                                                  2016   2.562
                                                                                  2015   2.543
                                                                                  2014   2.310
                                                                                  2013   1.792
                                                                                  2012   1.559
                                                                                  2011   1.533
                                                                                  2010   1.372
                                                                                  2009   1.133
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2018   2.884
                                                                                  2017   2.440
                                                                                  2016   2.140
                                                                                  2015   2.256
                                                                                  2014   2.002
                                                                                  2013   1.603
                                                                                  2012   1.416
                                                                                  2011   1.324
                                                                                  2010   1.189
                                                                                  2009   0.976
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2018   4.539
                                                                                  2017   3.639
                                                                                  2016   3.418
                                                                                  2015   3.140
                                                                                  2014   2.778
                                                                                  2013   2.032
                                                                                  2012   1.703
                                                                                  2011   1.729
                                                                                  2010   1.588
                                                                                  2009   1.125



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)................... 2.978                     219
                                                                                  2.414                     219
                                                                                  2.698                     219
                                                                                  2.675                     538
                                                                                  2.009                     862
                                                                                  1.758                 310,386
                                                                                  1.909                 830,857
                                                                                  1.541               1,025,184
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2.838                      --
                                                                                  2.972                      --
                                                                                  2.796                      --
                                                                                  2.611                   3,363
                                                                                  2.655                   3,363
                                                                                  2.476                   3,428
                                                                                  2.492                   4,334
                                                                                  2.195                 331,181
                                                                                  2.105                 978,923
                                                                                  1.904               1,296,231
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2.509                      --
                                                                                  2.237               1,362,693
                                                                                  2.098               1,873,820
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2.384                  19,853
                                                                                  2.623                  19,853
                                                                                  2.275                  19,853
                                                                                  2.267                  19,853
                                                                                  2.327                  19,853
                                                                                  1.949                  39,653
                                                                                  1.330                  41,707
                                                                                  1.130               1,632,061
                                                                                  1.112               5,232,394
                                                                                  0.897               6,631,287
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 1.266                      --
                                                                                  1.257                     563
                                                                                  0.959                  12,631
                                                                                  0.841                 816,418
                                                                                  0.905               1,869,276
                                                                                  0.782               2,257,508
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 3.220                   1,624
                                                                                  3.305                   1,662
                                                                                  2.788                   1,662
                                                                                  2.562                  12,508
                                                                                  2.543                  12,990
                                                                                  2.310                  15,255
                                                                                  1.792                  24,967
                                                                                  1.559                 497,863
                                                                                  1.533               1,210,214
                                                                                  1.372               1,893,408
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2.720                      --
                                                                                  2.884                      19
                                                                                  2.440                      19
                                                                                  2.140                      19
                                                                                  2.256                      19
                                                                                  2.002                      19
                                                                                  1.603                      19
                                                                                  1.416                 451,053
                                                                                  1.324                 498,317
                                                                                  1.189                 564,828
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 4.501                   5,097
                                                                                  4.539                   5,097
                                                                                  3.639                   5,097
                                                                                  3.418                  10,674
                                                                                  3.140                  10,674
                                                                                  2.778                  11,735
                                                                                  2.032                  11,735
                                                                                  1.703                 149,456
                                                                                  1.729                 522,335
                                                                                  1.588                 832,826

                              UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                                 UNIT VALUE AT
                                                                                                  BEGINNING OF
PORTFOLIO NAME                                                                            YEAR        YEAR
---------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2018   3.422
                                                                                         2017   3.005
                                                                                         2016   2.682
                                                                                         2015   2.785
                                                                                         2014   2.515
                                                                                         2013   1.916
                                                                                         2012   1.659
                                                                                         2011   1.594
                                                                                         2010   1.468
                                                                                         2009   1.190
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2018   3.242
                                                                                         2017   2.631
                                                                                         2016   2.508
                                                                                         2015   2.646
                                                                                         2014   2.564
                                                                                         2013   1.758
                                                                                         2012   1.485
                                                                                         2011   1.477
                                                                                         2010   1.190
                                                                                         2009   0.841
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.827
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2010   0.962
                                                                                         2009   0.826
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.571
                                                                                         2010   1.420
                                                                                         2009   1.201
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2018   2.927
                                                                                         2017   2.716
                                                                                         2016   2.370
                                                                                         2015   2.538
                                                                                         2014   2.590
                                                                                         2013   2.458
                                                                                         2012   2.095
                                                                                         2011   2.077
                                                                                         2010   1.823
                                                                                         2009   1.182
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.279
                                                                                         2009   1.287
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........................ 2009   1.451
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........................... 2018   2.189
                                                                                         2017   1.891
                                                                                         2016   1.795
                                                                                         2015   1.842
                                                                                         2014   1.700
                                                                                         2013   1.444
                                                                                         2012   1.316
                                                                                         2011   1.327
                                                                                         2010   1.193
                                                                                         2009   0.980
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................................... 2009   1.071



                                                                                                          NUMBER OF UNITS
                                                                                          UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                             END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 3.092                     491
                                                                                         3.422                     491
                                                                                         3.005                     491
                                                                                         2.682                   2,310
                                                                                         2.785                   2,310
                                                                                         2.515                   2,310
                                                                                         1.916                   2,310
                                                                                         1.659                 228,462
                                                                                         1.594                 648,513
                                                                                         1.468               1,002,149
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 3.325                     649
                                                                                         3.242                     649
                                                                                         2.631                     649
                                                                                         2.508                     649
                                                                                         2.646                     649
                                                                                         2.564                   1,093
                                                                                         1.758                   1,256
                                                                                         1.485                 193,000
                                                                                         1.477                 595,012
                                                                                         1.190                 640,172
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 0.807                      --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 1.041                 198,117
                                                                                         0.962                 141,582
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 1.606                      --
                                                                                         1.571                 440,380
                                                                                         1.420                 425,363
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2.788                   1,170
                                                                                         2.927                   1,170
                                                                                         2.716                   1,170
                                                                                         2.370                   1,170
                                                                                         2.538                   1,170
                                                                                         2.590                   1,202
                                                                                         2.458                   1,764
                                                                                         2.095                 233,955
                                                                                         2.077                 847,075
                                                                                         1.823                 771,604
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 1.275                      --
                                                                                         1.279              11,462,794
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........................ 1.502                      --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........................... 2.150                      --
                                                                                         2.189                      --
                                                                                         1.891                      --
                                                                                         1.795                      --
                                                                                         1.842                      --
                                                                                         1.700                      --
                                                                                         1.444                      --
                                                                                         1.316                  71,873
                                                                                         1.327                 199,644
                                                                                         1.193                 257,895
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................................... 1.041                      --

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.50%
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)..................... 2018   2.930
                                                                               2017   2.262
                                                                               2016   2.282
                                                                               2015   2.167
                                                                               2014   2.150
                                                                               2013   1.689
                                                                               2012   1.399
                                                                               2011   1.559
                                                                               2010   1.416
                                                                               2009   1.010
 American Funds Growth Subaccount (Class 2) (5/04)............................ 2018   2.850
                                                                               2017   2.255
                                                                               2016   2.091
                                                                               2015   1.986
                                                                               2014   1.858
                                                                               2013   1.450
                                                                               2012   1.248
                                                                               2011   1.324
                                                                               2010   1.132
                                                                               2009   0.824
 American Funds Growth-Income Subaccount (Class 2) (5/04)..................... 2018   2.434
                                                                               2017   2.019
                                                                               2016   1.838
                                                                               2015   1.839
                                                                               2014   1.687
                                                                               2013   1.283
                                                                               2012   1.108
                                                                               2011   1.146
                                                                               2010   1.044
                                                                               2009   0.808
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)................. 2013   2.262
                                                                               2012   1.878
                                                                               2011   2.280
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)....................... 2018   3.016
                                                                               2017   2.830
                                                                               2016   2.511
                                                                               2015   2.646
                                                                               2014   2.594
                                                                               2013   2.396
                                                                               2012   2.081
                                                                               2011   2.058
                                                                               2010   1.798
                                                                               2009   1.238
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)........... 2018   1.645
                                                                               2017   1.358
                                                                               2016   1.265
                                                                               2015   1.311
                                                                               2014   1.266
                                                                               2013   0.992
                                                                               2012   0.863
                                                                               2011   1.008
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)............... 2018   3.117
                                                                               2017   2.832
                                                                               2016   2.191
                                                                               2015   2.351
                                                                               2014   2.346
                                                                               2013   1.798
                                                                               2012   1.547
                                                                               2011   1.726
                                                                               2010   1.461
                                                                               2009   1.173
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)....... 2009   0.754



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)..................... 2.625                 409,797
                                                                               2.930                 490,045
                                                                               2.262                 607,817
                                                                               2.282                 736,995
                                                                               2.167                 852,595
                                                                               2.150               1,048,802
                                                                               1.689               1,041,246
                                                                               1.399               2,321,163
                                                                               1.559               3,630,589
                                                                               1.416               4,620,155
 American Funds Growth Subaccount (Class 2) (5/04)............................ 2.800                 265,635
                                                                               2.850                 381,877
                                                                               2.255                 589,081
                                                                               2.091                 757,639
                                                                               1.986                 989,909
                                                                               1.858               1,378,294
                                                                               1.450               1,561,413
                                                                               1.248               3,525,276
                                                                               1.324               5,380,572
                                                                               1.132               7,613,172
 American Funds Growth-Income Subaccount (Class 2) (5/04)..................... 2.355                 533,469
                                                                               2.434                 557,434
                                                                               2.019                 716,983
                                                                               1.838                 985,531
                                                                               1.839               1,115,226
                                                                               1.687               1,232,070
                                                                               1.283               1,191,896
                                                                               1.108               2,531,247
                                                                               1.146               3,555,473
                                                                               1.044               5,234,657
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)................. 2.403                      --
                                                                               2.262               2,024,706
                                                                               1.878               3,263,379
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)....................... 2.898                 136,983
                                                                               3.016                 203,438
                                                                               2.830                 233,193
                                                                               2.511                 281,354
                                                                               2.646                 322,828
                                                                               2.594                 365,289
                                                                               2.396                 374,729
                                                                               2.081                 553,829
                                                                               2.058                 595,615
                                                                               1.798                 751,479
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)........... 1.458                 371,810
                                                                               1.645                 399,194
                                                                               1.358                 406,015
                                                                               1.265                 536,861
                                                                               1.311                 777,300
                                                                               1.266                 789,712
                                                                               0.992                 799,984
                                                                               0.863               2,375,094
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)............... 2.602                 212,942
                                                                               3.117                 268,809
                                                                               2.832                 417,089
                                                                               2.191                 606,116
                                                                               2.351                 839,902
                                                                               2.346               1,015,202
                                                                               1.798               1,053,721
                                                                               1.547               1,546,770
                                                                               1.726               2,467,558
                                                                               1.461               3,428,755
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)....... 0.717                      --

                            UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2018   2.015
                                                                                    2017   1.677
                                                                                    2016   1.572
                                                                                    2015   1.528
                                                                                    2014   1.365
                                                                                    2013   1.033
                                                                                    2012   0.924
                                                                                    2011   0.936
                                                                                    2010   0.844
                                                                                    2009   0.719
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2018   1.267
                                                                                    2017   1.159
                                                                                    2016   1.163
                                                                                    2015   1.195
                                                                                    2014   1.067
                                                                                    2013   1.044
                                                                                    2012   0.839
                                                                                    2011   0.900
                                                                                    2010   0.785
                                                                                    2009   0.590
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   3.688
                                                                                    2013   2.900
                                                                                    2012   2.397
                                                                                    2011   2.625
                                                                                    2010   2.430
                                                                                    2009   1.722
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 2018   4.849
                                                                                    2017   4.147
                                                                                    2016   4.087
                                                                                    2015   4.314
                                                                                    2014   3.831
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2018   2.773
                                                                                    2017   2.152
                                                                                    2016   2.015
                                                                                    2015   2.137
                                                                                    2014   2.296
                                                                                    2013   1.782
                                                                                    2012   1.397
                                                                                    2011   1.649
                                                                                    2010   1.435
                                                                                    2009   0.937
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2018   2.964
                                                                                    2017   2.549
                                                                                    2016   2.206
                                                                                    2015   2.382
                                                                                    2014   2.212
                                                                                    2013   1.658
                                                                                    2012   1.420
                                                                                    2011   1.463
                                                                                    2010   1.293
                                                                                    2009   1.036
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)...................... 2016   1.790
                                                                                    2015   1.852
                                                                                    2014   1.789
                                                                                    2013   1.679
                                                                                    2012   1.505
                                                                                    2011   1.458
                                                                                    2010   1.308
                                                                                    2009   0.968
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)..................................... 2013   2.479
                                                                                    2012   2.384
                                                                                    2011   2.551
                                                                                    2010   2.101
                                                                                    2009   1.555
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13)....................... 2018   1.600
                                                                                    2017   1.186
                                                                                    2016   1.200
                                                                                    2015   1.171
                                                                                    2014   1.163
                                                                                    2013   1.015



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 1.860                  38,303
                                                                                    2.015                  77,854
                                                                                    1.677                 123,834
                                                                                    1.572                 126,138
                                                                                    1.528                 160,752
                                                                                    1.365                 221,441
                                                                                    1.033                 166,720
                                                                                    0.924                 453,185
                                                                                    0.936                 682,964
                                                                                    0.844                 935,154
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 1.144                 300,037
                                                                                    1.267                 397,753
                                                                                    1.159                 483,901
                                                                                    1.163                 658,071
                                                                                    1.195                 760,855
                                                                                    1.067                 970,524
                                                                                    1.044               1,065,540
                                                                                    0.839               1,639,889
                                                                                    0.900               2,287,070
                                                                                    0.785               3,028,799
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 3.842                      --
                                                                                    3.688               2,726,896
                                                                                    2.900               3,017,101
                                                                                    2.397               5,089,994
                                                                                    2.625               6,764,459
                                                                                    2.430               9,244,599
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 4.451                 896,989
                                                                                    4.849               1,132,584
                                                                                    4.147               1,511,189
                                                                                    4.087               1,844,369
                                                                                    4.314               2,425,184
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2.083                 214,202
                                                                                    2.773                 447,953
                                                                                    2.152                 572,124
                                                                                    2.015                 765,362
                                                                                    2.137                 946,535
                                                                                    2.296               1,093,256
                                                                                    1.782               1,181,106
                                                                                    1.397               1,914,695
                                                                                    1.649               2,626,274
                                                                                    1.435               3,344,044
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2.565                  60,586
                                                                                    2.964                  70,381
                                                                                    2.549                  76,201
                                                                                    2.206                  87,090
                                                                                    2.382                 107,201
                                                                                    2.212                 137,500
                                                                                    1.658                 195,427
                                                                                    1.420                 629,308
                                                                                    1.463                 943,139
                                                                                    1.293               1,213,461
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)...................... 1.845                   4,350
                                                                                    1.790                  79,593
                                                                                    1.852                 100,576
                                                                                    1.789                 112,154
                                                                                    1.679                 166,257
                                                                                    1.505                 647,083
                                                                                    1.458                 537,902
                                                                                    1.308                 692,499
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)..................................... 2.688                      --
                                                                                    2.479                 359,052
                                                                                    2.384                 680,005
                                                                                    2.551               1,022,484
                                                                                    2.101               1,403,029
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13)....................... 1.370               1,841,533
                                                                                    1.600               2,077,467
                                                                                    1.186               2,445,940
                                                                                    1.200               3,118,675
                                                                                    1.171               4,008,180
                                                                                    1.163               4,532,029

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.890           1.858                 335,043
                                                                          2017   1.836           1.890                 416,781
                                                                          2016   1.817           1.836                 578,374
                                                                          2015   1.844           1.817                 866,313
                                                                          2014   1.796           1.844               1,088,900
                                                                          2013   1.859           1.796               1,416,827
                                                                          2012   1.727           1.859               2,231,389
                                                                          2011   1.699           1.727               3,475,444
                                                                          2010   1.595           1.699               5,168,365
                                                                          2009   1.430           1.595               6,012,210
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   2.200           2.214                      --
                                                                          2015   2.232           2.200                  38,263
                                                                          2014   2.038           2.232                  38,418
                                                                          2013   1.555           2.038                  45,049
                                                                          2012   1.427           1.555                  32,302
                                                                          2011   1.518           1.427                  82,418
                                                                          2010   1.326           1.518                 172,326
                                                                          2009   1.086           1.326                 223,699
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   2.402           2.462                      --
                                                                          2015   2.470           2.402                 189,815
                                                                          2014   2.397           2.470                 211,842
                                                                          2013   2.396           2.397                 211,922
                                                                          2012   2.180           2.396                 386,035
                                                                          2011   2.135           2.180                 743,949
                                                                          2010   1.932           2.135               1,079,908
                                                                          2009   1.474           1.932               1,467,696
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2018   1.874           1.676               1,489,101
                                                                          2017   1.626           1.874               2,005,224
                                                                          2016   1.424           1.626               2,190,380
                                                                          2015   1.499           1.424               2,556,577
                                                                          2014   1.343           1.499               3,089,616
                                                                          2013   1.019           1.343               3,715,635
                                                                          2012   0.877           1.019               4,059,473
                                                                          2011   0.928           0.877               6,250,485
                                                                          2010   0.805           0.928               8,785,390
                                                                          2009   0.690           0.805              11,794,236
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   1.625           1.456                 182,496
                                                                          2017   1.409           1.625                 246,828
                                                                          2016   1.232           1.409                 304,456
                                                                          2015   1.296           1.232                 343,810
                                                                          2014   1.187           1.296                 530,701
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)........ 2018   2.060           1.823                 168,537
                                                                          2017   1.910           2.060                 200,707
                                                                          2016   1.679           1.910                 186,529
                                                                          2015   1.872           1.679                 244,225
                                                                          2014   1.734           1.872                 407,395
                                                                          2013   1.350           1.734                 492,567
                                                                          2012   1.195           1.350                 477,866
                                                                          2011   1.260           1.195                 919,362
                                                                          2010   1.019           1.260               1,149,463
                                                                          2009   0.817           1.019               1,643,653
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................ 2018   1.909           1.874                 135,913
                                                                          2017   1.862           1.909                 156,617
                                                                          2016   1.833           1.862                 228,784
                                                                          2015   1.849           1.833                 343,587
                                                                          2014   1.753           1.849                 473,331
                                                                          2013   1.793           1.753                 570,343
                                                                          2012   1.693           1.793                 803,388
                                                                          2011   1.613           1.693               1,134,410
                                                                          2010   1.511           1.613               1,430,338
                                                                          2009   1.401           1.511               1,708,356

                          UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09).............. 2018   2.905
                                                                                 2017   2.202
                                                                                 2016   2.233
                                                                                 2015   2.133
                                                                                 2014   1.988
                                                                                 2013   1.504
                                                                                 2012   1.335
                                                                                 2011   1.488
                                                                                 2010   1.261
                                                                                 2009   1.000
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)............. 2018   1.062
                                                                                 2017   1.070
                                                                                 2016   1.084
                                                                                 2015   1.101
                                                                                 2014   1.117
                                                                                 2013   1.134
                                                                                 2012   1.151
                                                                                 2011   1.169
                                                                                 2010   1.180
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)............. 2018   1.446
                                                                                 2017   1.373
                                                                                 2016   1.333
                                                                                 2015   1.361
                                                                                 2014   1.323
                                                                                 2013   1.287
                                                                                 2012   1.197
                                                                                 2011   1.177
                                                                                 2010   1.085
                                                                                 2009   0.914
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)............. 2018   1.533
                                                                                 2017   1.406
                                                                                 2016   1.346
                                                                                 2015   1.381
                                                                                 2014   1.336
                                                                                 2013   1.223
                                                                                 2012   1.114
                                                                                 2011   1.119
                                                                                 2010   1.018
                                                                                 2009   0.836
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)............. 2018   1.599
                                                                                 2017   1.415
                                                                                 2016   1.341
                                                                                 2015   1.379
                                                                                 2014   1.332
                                                                                 2013   1.146
                                                                                 2012   1.028
                                                                                 2011   1.058
                                                                                 2010   0.949
                                                                                 2009   0.761
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)............. 2018   1.647
                                                                                 2017   1.403
                                                                                 2016   1.317
                                                                                 2015   1.360
                                                                                 2014   1.312
                                                                                 2013   1.071
                                                                                 2012   0.943
                                                                                 2011   0.994
                                                                                 2010   0.880
                                                                                 2009   0.692
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2018   2.021
                                                                                 2017   1.723
                                                                                 2016   1.630
                                                                                 2015   1.616
                                                                                 2014   1.482
                                                                                 2013   1.125
                                                                                 2012   1.012
                                                                                 2011   1.071
                                                                                 2010   0.971
                                                                                 2009   0.746
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 2009   0.933



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09).............. 2.931                 649,966
                                                                                 2.905                 860,028
                                                                                 2.202               1,028,284
                                                                                 2.233               1,188,856
                                                                                 2.133               1,597,935
                                                                                 1.988               1,860,476
                                                                                 1.504               2,183,384
                                                                                 1.335               4,271,633
                                                                                 1.488               6,352,104
                                                                                 1.261               8,635,069
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)............. 1.064               1,069,994
                                                                                 1.062               1,289,322
                                                                                 1.070               1,982,384
                                                                                 1.084               2,372,728
                                                                                 1.101               2,940,277
                                                                                 1.117               4,690,084
                                                                                 1.134               5,381,875
                                                                                 1.151              10,700,969
                                                                                 1.169              15,885,818
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)............. 1.387                 238,930
                                                                                 1.446                 253,279
                                                                                 1.373                 283,715
                                                                                 1.333                 439,700
                                                                                 1.361                 654,618
                                                                                 1.323                 751,144
                                                                                 1.287               1,314,938
                                                                                 1.197                 956,509
                                                                                 1.177               1,013,942
                                                                                 1.085                 829,618
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)............. 1.444                 517,270
                                                                                 1.533                 552,350
                                                                                 1.406                 568,322
                                                                                 1.346                 752,136
                                                                                 1.381                 842,217
                                                                                 1.336                 744,114
                                                                                 1.223                 657,989
                                                                                 1.114               1,547,849
                                                                                 1.119               1,711,841
                                                                                 1.018               1,447,510
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)............. 1.479                 539,962
                                                                                 1.599                 761,713
                                                                                 1.415               1,004,633
                                                                                 1.341               1,552,232
                                                                                 1.379               2,175,858
                                                                                 1.332               2,198,069
                                                                                 1.146               2,038,663
                                                                                 1.028               3,503,957
                                                                                 1.058               3,427,593
                                                                                 0.949               4,789,618
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)............. 1.491                 641,205
                                                                                 1.647               1,116,802
                                                                                 1.403               1,386,271
                                                                                 1.317               1,404,588
                                                                                 1.360               2,814,952
                                                                                 1.312               2,821,535
                                                                                 1.071               2,710,775
                                                                                 0.943               3,920,004
                                                                                 0.994               4,875,116
                                                                                 0.880               5,514,743
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 1.989                 420,931
                                                                                 2.021                 454,865
                                                                                 1.723                 621,915
                                                                                 1.630                 798,154
                                                                                 1.616               1,009,724
                                                                                 1.482               1,175,260
                                                                                 1.125               1,201,043
                                                                                 1.012               2,021,761
                                                                                 1.071               2,662,758
                                                                                 0.971               3,396,812
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 0.974                      --

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.776           1.956                      --
                                                                          2012   1.559           1.776                 636,361
                                                                          2011   1.688           1.559               1,019,260
                                                                          2010   1.497           1.688               1,537,540
                                                                          2009   1.249           1.497               2,087,504
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2018   1.254           1.164                 731,409
                                                                          2017   1.017           1.254                 866,210
                                                                          2016   0.981           1.017               1,013,376
                                                                          2015   0.968           0.981               1,211,817
                                                                          2014   0.885           0.968               1,488,802
                                                                          2013   0.677           0.885               1,820,443
                                                                          2012   0.620           0.677               1,841,954
                                                                          2011   0.650           0.620               4,107,997
                                                                          2010   0.573           0.650               5,882,424
                                                                          2009   0.390           0.573               8,574,314
 BHFTII Jennison Growth Subaccount (Class B) (4/08)...................... 2018   1.961           1.934                      44
                                                                          2017   1.453           1.961                      44
                                                                          2016   1.477           1.453                      44
                                                                          2015   1.357           1.477                     105
                                                                          2014   1.266           1.357                     119
                                                                          2013   0.940           1.266                   1,368
                                                                          2012   0.826           0.940                     247
                                                                          2011   0.837           0.826                 656,320
                                                                          2010   0.763           0.837                 792,659
                                                                          2009   0.555           0.763                 952,831
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)........ 2018   1.698           1.670                     689
                                                                          2017   1.670           1.698                     691
                                                                          2016   1.656           1.670                     691
                                                                          2015   1.677           1.656                     890
                                                                          2014   1.609           1.677                   1,111
                                                                          2013   1.672           1.609                   1,299
                                                                          2012   1.633           1.672                  18,678
                                                                          2011   1.542           1.633                 619,426
                                                                          2010   1.476           1.542               1,170,552
                                                                          2009   1.425           1.476               1,649,045
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.933           1.012                      --
                                                                          2010   0.819           0.933               3,129,304
                                                                          2009   0.632           0.819               3,616,932
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (11/07).......... 2018   1.227           1.040                   3,430
                                                                          2017   0.997           1.227                   3,431
                                                                          2016   0.999           0.997                   3,431
                                                                          2015   1.025           0.999                   3,431
                                                                          2014   1.107           1.025                   3,911
                                                                          2013   0.922           1.107                   8,224
                                                                          2012   0.791           0.922                  22,712
                                                                          2011   0.918           0.791                 676,400
                                                                          2010   0.861           0.918               1,160,937
                                                                          2009   0.679           0.861               1,884,111
 BHFTII MetLife Russell 2000(R) Index Subaccount (Class A) (11/07)....... 2018   2.581           2.264                  16,621
                                                                          2017   2.285           2.581                  16,621
                                                                          2016   1.913           2.285                  16,621
                                                                          2015   2.028           1.913                  16,621
                                                                          2014   1.960           2.028                  19,371
                                                                          2013   1.436           1.960                  20,485
                                                                          2012   1.253           1.436                  23,971
                                                                          2011   1.326           1.253                 694,038
                                                                          2010   1.061           1.326               1,280,754
                                                                          2009   0.854           1.061               2,068,058
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)................. 2018   2.246           2.110               1,464,355
                                                                          2017   1.875           2.246               1,616,172
                                                                          2016   1.705           1.875               2,314,895
                                                                          2015   1.711           1.705               2,693,931
                                                                          2014   1.532           1.711               3,246,009
                                                                          2013   1.178           1.532               3,547,165
                                                                          2012   1.033           1.178               4,290,913
                                                                          2011   1.030           1.033               6,224,466
                                                                          2010   0.910           1.030               9,123,387
                                                                          2009   0.732           0.910               5,154,331

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2018   3.395
                                                                                      2017   3.071
                                                                                      2016   2.860
                                                                                      2015   2.914
                                                                                      2014   2.728
                                                                                      2013   2.332
                                                                                      2012   2.126
                                                                                      2011   2.111
                                                                                      2010   1.951
                                                                                      2009   1.673
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)..................................... 2018   2.779
                                                                                      2017   2.390
                                                                                      2016   2.121
                                                                                      2015   2.157
                                                                                      2014   1.976
                                                                                      2013   1.478
                                                                                      2012   1.286
                                                                                      2011   1.294
                                                                                      2010   1.179
                                                                                      2009   0.991
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2018   4.402
                                                                                      2017   3.860
                                                                                      2016   3.302
                                                                                      2015   3.332
                                                                                      2014   3.382
                                                                                      2013   2.707
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2018   2.538
                                                                                      2017   1.930
                                                                                      2016   1.930
                                                                                      2015   1.773
                                                                                      2014   1.654
                                                                                      2013   1.210
                                                                                      2012   1.035
                                                                                      2011   1.065
                                                                                      2010   0.926
                                                                                      2009   0.657
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2018   3.139
                                                                                      2017   2.600
                                                                                      2016   2.367
                                                                                      2015   2.345
                                                                                      2014   2.233
                                                                                      2013   1.572
                                                                                      2012   1.377
                                                                                      2011   1.378
                                                                                      2010   1.038
                                                                                      2009   0.760
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16).................................................................... 2018   1.864
                                                                                      2017   1.748
                                                                                      2016   1.685
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).............................................................................. 2018   1.686
                                                                                      2017   1.686
                                                                                      2016   1.636
                                                                                      2015   1.694
                                                                                      2014   1.633
                                                                                      2013   1.645
                                                                                      2012   1.500
                                                                                      2011   1.480
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)......... 2018   1.234
                                                                                      2017   1.227
                                                                                      2016   1.228
                                                                                      2015   1.238
                                                                                      2014   1.220
                                                                                      2013   1.246
                                                                                      2012   1.222
                                                                                      2011   1.174
                                                                                      2010   1.124
                                                                                      2009   1.092



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06).............................. 3.151                 626,592
                                                                                      3.395                 995,377
                                                                                      3.071               1,196,492
                                                                                      2.860               1,435,777
                                                                                      2.914               1,856,803
                                                                                      2.728               2,131,363
                                                                                      2.332               2,519,099
                                                                                      2.126               4,024,032
                                                                                      2.111               5,718,141
                                                                                      1.951               7,462,919
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.462                 596,116
                                                                                      2.779                 620,733
                                                                                      2.390                 740,669
                                                                                      2.121               1,060,327
                                                                                      2.157               1,243,129
                                                                                      1.976               1,521,984
                                                                                      1.478                 782,017
                                                                                      1.286               1,221,762
                                                                                      1.294               1,590,982
                                                                                      1.179               1,980,595
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 4.046                  58,806
                                                                                      4.402                  63,775
                                                                                      3.860                  87,246
                                                                                      3.302                 103,313
                                                                                      3.332                 199,139
                                                                                      3.382                 251,566
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2.472                 338,521
                                                                                      2.538                 445,385
                                                                                      1.930                 477,742
                                                                                      1.930                 555,861
                                                                                      1.773                 707,338
                                                                                      1.654                 962,753
                                                                                      1.210                 814,445
                                                                                      1.035               1,430,167
                                                                                      1.065               1,912,226
                                                                                      0.926               2,183,257
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2.882                 633,848
                                                                                      3.139                 737,419
                                                                                      2.600                 914,090
                                                                                      2.367               1,045,821
                                                                                      2.345               1,290,746
                                                                                      2.233               1,406,623
                                                                                      1.572               1,461,752
                                                                                      1.377               3,053,753
                                                                                      1.378               3,823,199
                                                                                      1.038               4,472,547
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16).................................................................... 1.766                 196,424
                                                                                      1.864                 248,704
                                                                                      1.748                 332,708
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).............................................................................. 1.686                      --
                                                                                      1.686                      --
                                                                                      1.686                      --
                                                                                      1.636                   1,962
                                                                                      1.694                   2,278
                                                                                      1.633                   2,605
                                                                                      1.645                   2,722
                                                                                      1.500                  87,831
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)......... 1.229                 444,827
                                                                                      1.234                 678,465
                                                                                      1.227                 722,277
                                                                                      1.228                 907,065
                                                                                      1.238               1,081,201
                                                                                      1.220               1,255,812
                                                                                      1.246               1,410,355
                                                                                      1.222               1,760,471
                                                                                      1.174               2,769,958
                                                                                      1.124               3,332,593

                        UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01)............. 2018   2.944
                                                                             2017   2.458
                                                                             2016   2.316
                                                                             2015   2.341
                                                                             2014   2.129
                                                                             2013   1.650
                                                                             2012   1.442
                                                                             2011   1.506
                                                                             2010   1.308
                                                                             2009   0.980
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2016   3.103
                                                                             2015   3.202
                                                                             2014   3.066
                                                                             2013   2.291
                                                                             2012   2.030
                                                                             2011   2.311
                                                                             2010   1.825
                                                                             2009   1.325
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2016   1.670
                                                                             2015   1.741
                                                                             2014   1.645
                                                                             2013   1.209
                                                                             2012   1.107
                                                                             2011   1.181
                                                                             2010   0.939
                                                                             2009   0.664
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2018   3.381
                                                                             2017   2.444
                                                                             2016   2.113
                                                                             2015   2.668
                                                                             2014   2.956
                                                                             2013   3.029
                                                                             2012   2.717
                                                                             2011   3.278
                                                                             2010   2.830
                                                                             2009   1.664
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2018   1.750
                                                                             2017   1.522
                                                                             2016   1.442
                                                                             2015   1.565
                                                                             2014   1.788
                                                                             2013   1.476
                                                                             2012   1.267
                                                                             2011   1.439
                                                                             2010   1.348
                                                                             2009   0.998
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00).............. 2018   1.459
                                                                             2017   1.165
                                                                             2016   1.055
                                                                             2015   1.032
                                                                             2014   0.933
                                                                             2013   0.718
                                                                             2012   0.623
                                                                             2011   0.643
                                                                             2010   0.520
                                                                             2009   0.365
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01).............. 2016   2.194
                                                                             2015   2.468
                                                                             2014   2.463
                                                                             2013   1.863
                                                                             2012   1.640
                                                                             2011   1.793
                                                                             2010   1.457
                                                                             2009   1.113



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01)............. 2.708                 594,578
                                                                             2.944                 613,184
                                                                             2.458                 685,876
                                                                             2.316                 951,905
                                                                             2.341               1,121,239
                                                                             2.129               1,289,447
                                                                             1.650               1,189,426
                                                                             1.442               2,288,893
                                                                             1.506               3,691,336
                                                                             1.308               5,041,273
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 3.422                 665,130
                                                                             3.103                 825,563
                                                                             3.202               1,029,418
                                                                             3.066               1,205,219
                                                                             2.291               1,143,251
                                                                             2.030               2,489,259
                                                                             2.311               3,738,499
                                                                             1.825               4,879,068
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 1.714                 122,143
                                                                             1.670                 145,249
                                                                             1.741                 201,509
                                                                             1.645                 240,309
                                                                             1.209                 235,321
                                                                             1.107                 646,959
                                                                             1.181               1,159,134
                                                                             0.939               1,203,898
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2.804                  76,215
                                                                             3.381                  94,059
                                                                             2.444                 167,420
                                                                             2.113                 210,309
                                                                             2.668                 231,287
                                                                             2.956                 292,183
                                                                             3.029                 350,324
                                                                             2.717                 907,540
                                                                             3.278               1,352,281
                                                                             2.830               2,031,237
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 1.458                  86,623
                                                                             1.750                  95,416
                                                                             1.522                 105,285
                                                                             1.442                 152,493
                                                                             1.565                 305,688
                                                                             1.788                 345,746
                                                                             1.476                 312,370
                                                                             1.267               1,017,766
                                                                             1.439               1,728,098
                                                                             1.348               2,457,767
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00).............. 1.427                 878,891
                                                                             1.459               1,141,323
                                                                             1.165               1,338,672
                                                                             1.055               1,635,981
                                                                             1.032               1,689,787
                                                                             0.933               2,015,766
                                                                             0.718               2,543,697
                                                                             0.623               4,004,440
                                                                             0.643               5,664,772
                                                                             0.520               9,355,562
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01).............. 2.689                   2,210
                                                                             2.194                   4,218
                                                                             2.468                   6,465
                                                                             2.463                  29,188
                                                                             1.863                  32,146
                                                                             1.640                 375,805
                                                                             1.793                 596,636
                                                                             1.457                 817,636

                           UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2018   2.584
                                                                                  2017   2.447
                                                                                  2016   2.300
                                                                                  2015   2.354
                                                                                  2014   2.210
                                                                                  2013   2.238
                                                                                  2012   1.985
                                                                                  2011   1.915
                                                                                  2010   1.744
                                                                                  2009   1.324
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.035
                                                                                  2010   1.921
                                                                                  2009   1.491
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2018   2.338
                                                                                  2017   2.041
                                                                                  2016   2.047
                                                                                  2015   2.115
                                                                                  2014   1.783
                                                                                  2013   1.225
                                                                                  2012   1.047
                                                                                  2011   1.038
                                                                                  2010   0.843
                                                                                  2009   0.636
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.179
                                                                                  2013   0.906
                                                                                  2012   0.800
                                                                                  2011   0.865
                                                                                  2010   0.753
                                                                                  2009   0.591
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2018   2.912
                                                                                  2017   2.473
                                                                                  2016   2.287
                                                                                  2015   2.285
                                                                                  2014   2.090
                                                                                  2013   1.632
                                                                                  2012   1.429
                                                                                  2011   1.413
                                                                                  2010   1.274
                                                                                  2009   1.059
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2018   2.544
                                                                                  2017   2.167
                                                                                  2016   1.913
                                                                                  2015   2.029
                                                                                  2014   1.813
                                                                                  2013   1.461
                                                                                  2012   1.299
                                                                                  2011   1.222
                                                                                  2010   1.105
                                                                                  2009   0.913
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2018   4.005
                                                                                  2017   3.232
                                                                                  2016   3.055
                                                                                  2015   2.825
                                                                                  2014   2.516
                                                                                  2013   1.852
                                                                                  2012   1.563
                                                                                  2011   1.597
                                                                                  2010   1.476
                                                                                  2009   1.052
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2018   3.021
                                                                                  2017   2.670
                                                                                  2016   2.399
                                                                                  2015   2.507
                                                                                  2014   2.278
                                                                                  2013   1.747
                                                                                  2012   1.522
                                                                                  2011   1.472
                                                                                  2010   1.365
                                                                                  2009   1.113



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2.452                 179,137
                                                                                  2.584                 187,405
                                                                                  2.447                 218,542
                                                                                  2.300                 299,279
                                                                                  2.354                 303,561
                                                                                  2.210                 426,381
                                                                                  2.238                 486,885
                                                                                  1.985               1,108,503
                                                                                  1.915               1,593,590
                                                                                  1.744               2,305,464
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2.278                     101
                                                                                  2.035               4,345,226
                                                                                  1.921               5,791,136
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2.111                 266,245
                                                                                  2.338                 332,486
                                                                                  2.041                 452,911
                                                                                  2.047                 621,283
                                                                                  2.115                 820,379
                                                                                  1.783               1,021,363
                                                                                  1.225               1,392,820
                                                                                  1.047               5,496,881
                                                                                  1.038               9,416,445
                                                                                  0.843              13,572,402
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 1.186                      --
                                                                                  1.179                 645,231
                                                                                  0.906                 811,378
                                                                                  0.800               1,584,515
                                                                                  0.865               2,329,370
                                                                                  0.753               3,427,943
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2.819                 390,254
                                                                                  2.912                 578,541
                                                                                  2.473                 787,876
                                                                                  2.287                 945,203
                                                                                  2.285               1,073,636
                                                                                  2.090               1,413,832
                                                                                  1.632               1,967,135
                                                                                  1.429               3,420,221
                                                                                  1.413               5,583,597
                                                                                  1.274               7,677,015
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2.384                 175,984
                                                                                  2.544                 294,664
                                                                                  2.167                 376,144
                                                                                  1.913                 417,614
                                                                                  2.029                 464,792
                                                                                  1.813                 479,600
                                                                                  1.461                 682,316
                                                                                  1.299               1,050,595
                                                                                  1.222               1,636,261
                                                                                  1.105               2,171,739
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 3.945                  48,702
                                                                                  4.005                  56,226
                                                                                  3.232                  58,567
                                                                                  3.055                  76,004
                                                                                  2.825                 164,648
                                                                                  2.516                 186,618
                                                                                  1.852                 215,857
                                                                                  1.563                 583,245
                                                                                  1.597               1,241,462
                                                                                  1.476               1,934,945
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2.711                 129,097
                                                                                  3.021                 224,777
                                                                                  2.670                 312,652
                                                                                  2.399                 331,076
                                                                                  2.507                 473,327
                                                                                  2.278                 547,846
                                                                                  1.747                 622,069
                                                                                  1.522               1,120,234
                                                                                  1.472               1,970,174
                                                                                  1.365               2,421,511

                              UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                                 UNIT VALUE AT
                                                                                                  BEGINNING OF
PORTFOLIO NAME                                                                            YEAR        YEAR
---------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2018   2.909
                                                                                         2017   2.377
                                                                                         2016   2.280
                                                                                         2015   2.420
                                                                                         2014   2.361
                                                                                         2013   1.630
                                                                                         2012   1.385
                                                                                         2011   1.387
                                                                                         2010   1.125
                                                                                         2009   0.800
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.802
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2010   0.923
                                                                                         2009   0.798
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.449
                                                                                         2010   1.319
                                                                                         2009   1.122
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2018   2.578
                                                                                         2017   2.408
                                                                                         2016   2.114
                                                                                         2015   2.280
                                                                                         2014   2.341
                                                                                         2013   2.236
                                                                                         2012   1.919
                                                                                         2011   1.915
                                                                                         2010   1.691
                                                                                         2009   1.104
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.186
                                                                                         2009   1.202
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........................ 2009   1.380
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........................... 2018   2.003
                                                                                         2017   1.742
                                                                                         2016   1.664
                                                                                         2015   1.719
                                                                                         2014   1.596
                                                                                         2013   1.365
                                                                                         2012   1.252
                                                                                         2011   1.271
                                                                                         2010   1.150
                                                                                         2009   0.951
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................................... 2009   1.032



                                                                                                          NUMBER OF UNITS
                                                                                          UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                             END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2.964                  87,092
                                                                                         2.909                 114,229
                                                                                         2.377                 139,967
                                                                                         2.280                 149,408
                                                                                         2.420                 207,796
                                                                                         2.361                 314,947
                                                                                         1.630                 203,671
                                                                                         1.385                 473,812
                                                                                         1.387                 619,786
                                                                                         1.125                 910,594
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 0.781                      --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 0.993                 160,298
                                                                                         0.923                 246,749
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 1.478                      --
                                                                                         1.449                 228,294
                                                                                         1.319                 344,115
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2.439                 115,779
                                                                                         2.578                 174,448
                                                                                         2.408                 180,445
                                                                                         2.114                 227,260
                                                                                         2.280                 230,128
                                                                                         2.341                 270,798
                                                                                         2.236                 342,378
                                                                                         1.919                 541,879
                                                                                         1.915               1,073,301
                                                                                         1.691               1,408,435
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 1.180                  19,801
                                                                                         1.186              20,789,255
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........................ 1.426                      --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........................... 1.955                 125,981
                                                                                         2.003                 121,195
                                                                                         1.742                 121,882
                                                                                         1.664                 121,799
                                                                                         1.719                 143,683
                                                                                         1.596                 153,368
                                                                                         1.365                 152,190
                                                                                         1.252                 317,697
                                                                                         1.271                 585,759
                                                                                         1.150                 806,914
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................................... 1.002                      --


Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(R) Value Portfolio merged into Met Investors Series Trust - MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc. - Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc. - Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.


Effective on or about 4/29/2016, Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class B was exchanged for Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class A and is no longer available as a funding option.

                                   APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



The Underlying Funds listed below (if any) were recently subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust or company of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES
----------------------------


THERE HAVE BEEN NO RECENT UNDERLYING FUND NAME CHANGES.


UNDERLYING FUND MERGERS
-----------------------


THERE HAVE BEEN NO RECENT UNDERLYING FUND MERGERS.

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


                                   APPENDIX C
--------------------------------------------------------------------------------
           UNDERLYING FUNDS WITH DIFFERENT LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                  PORTFOLIO/SERIES                 MARKETING NAME
----------------------------------------- ------------------------- -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund        American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund        American Funds Growth-Income
                                                                    Fund
American Funds Insurance Series(R)        Growth Fund               American Funds Growth Fund
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio   Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio         Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

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


                                   APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value

Advertisement of the Separate Account

Taxes

 Qualified Annuity Contracts

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
BRIGHTHOUSE LIFE INSURANCE COMPANY, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 94

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


                                   APPENDIX E
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   NONE

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


                                   APPENDIX F
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

------------
1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
3  Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4  Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                      BRIGHTHOUSE RETIREMENT PERSPECTIVES


                  UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                 APRIL 29, 2019



                         FOR VARIABLE ANNUITY CONTRACTS


            BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April

29, 2019. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200,

West Des Moines, IA 50266, or by accessing the Securities and Exchange

Commission's website at http://www.sec.gov.
                        ------------------


The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by Brighthouse Life Insurance Company ("we", "our", or the "Company").



























                                                                 BLIC-Book-94-95

                               TABLE OF CONTENTS



                                                                                PAGE
                                                                               -----
THE INSURANCE COMPANY.........................................................    2
SERVICES......................................................................    3
PRINCIPAL UNDERWRITER.........................................................    3
CUSTODIAN.....................................................................    3
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT.............................    3
CALCULATION OF ANNUITY UNIT VALUE.............................................    4
ADVERTISEMENT OF THE SEPARATE ACCOUNT.........................................    4
TAXES.........................................................................    6
   Qualified Annuity Contracts................................................    6
   ERISA......................................................................    7
   Federal Estate Taxes.......................................................    7
   Generation-Skipping Transfer Tax...........................................    8
   Annuity Purchase Payments By Nonresident Aliens and Foreign Entities.......    8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................    8
CONDENSED FINANCIAL INFORMATION -- BRP........................................    9
CONDENSED FINANCIAL INFORMATION -- UGVA.......................................   35
FINANCIAL STATEMENTS..........................................................   76

                             THE INSURANCE COMPANY


Brighthouse Life Insurance Company ("BLIC" or the "Company") is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

    o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
       ----------------------------------------
        Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

       o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
          -----------------------------------------------
           Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

    o  MetLife Investors USA Insurance Company: MetLife Investors USA
       ---------------------------------------
        Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

    o  MetLife Investors Insurance Company: MetLife Investors Insurance
       -----------------------------------
        Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

       o  MetLife Investors Insurance Company of California: MetLife Investors
          -------------------------------------------------
           Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

THE SEPARATE ACCOUNT. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                                    SERVICES

BLIC maintains certain books and records and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC.


                             PRINCIPAL UNDERWRITER

Brighthouse Securities, LLC ("Brighthouse Securities") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc.


                                   CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


               PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2018........$604,739,251                    $0
 2017........$599,512,866                    $0
 2016........$568,161,672                    $0


The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products.


The principal underwriter or the Company paid the following amounts during 2018. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2018 is $23,600*. The amount of commissions paid to selected broker-dealer firms during 2018 is $421,625. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2018 is $445,225*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and Brighthouse Securities under which the broker-dealer firms received additional compensation in 2018 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Cetera Advisor Networks LLC

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                       CALCULATION OF ANNUITY UNIT VALUE

The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to
(a) the value of the Annuity Unit on the preceding business day, multiplied by
(b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 - 1.000081.)


                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

From time to time We advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Investment Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in

Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the investment divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.

Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series(Reg. TM), Fidelity(Reg. TM) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

Historical performance information should not be relied on as a guarantee of future performance results.

Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex- U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Credit Index, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index, the Bloomberg Barclays U.S. TIPS Index, the Bloomberg Barclays U.S. Universal Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of the underlying Portfolios for Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series(Reg. TM), Fidelity(Reg. TM) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason

Partners Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.


                                     TAXES

QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

Types of Qualified Plans

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

Limits for Individual Contributions:



Plan Type      Elective Contribution   Catch-up Contribution
   401(k)              $19,000                 $6,000



Dollar limits are for 2019 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that the total annual plan contributions do not exceed the lesser of $56,000 and 100% of an employee's compensation for 2019.


ERISA


If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever You:


   1. Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     2. Make certain withdrawals under plans for which a qualified consent is required;

     3.  Name someone other than the spouse as your beneficiary; or

     4.  Use your accrued benefit as security for a loan exceeding $5,000.


Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

FEDERAL ESTATE TAXES


While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account QPN for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.

                       CONDENSED FINANCIAL INFORMATION --
                                      BRP
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                       BRP -- SEPARATE ACCOUNT CHARGES 1.05%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................. 2018   3.116       2.805       400,812
                                                                           2017   2.395       3.116       386,392
                                                                           2016   2.406       2.395       547,603
                                                                           2015   2.273       2.406       824,814
                                                                           2014   2.245       2.273     1,363,043
                                                                           2013   1.756       2.245     1,853,459
                                                                           2012   1.448       1.756     2,774,121
                                                                           2011   1.606       1.448     3,656,050
                                                                           2010   1.453       1.606     4,464,598
                                                                           2009   1.032       1.453     5,164,957
 American Funds Growth Subaccount (Class 2) (5/04)........................ 2018   3.031       2.991       468,543
                                                                           2017   2.387       3.031       567,448
                                                                           2016   2.203       2.387       679,867
                                                                           2015   2.084       2.203       918,002
                                                                           2014   1.941       2.084     1,494,881
                                                                           2013   1.507       1.941     2,132,116
                                                                           2012   1.292       1.507     3,354,336
                                                                           2011   1.364       1.292     4,605,098
                                                                           2010   1.161       1.364     7,689,904
                                                                           2009   0.842       1.161     8,712,716
 American Funds Growth-Income Subaccount (Class 2) (5/04)................. 2018   2.588       2.515       499,989
                                                                           2017   2.137       2.588       496,562
                                                                           2016   1.937       2.137       843,422
                                                                           2015   1.929       1.937     1,145,541
                                                                           2014   1.762       1.929     1,425,211
                                                                           2013   1.334       1.762     1,918,727
                                                                           2012   1.147       1.334     2,534,059
                                                                           2011   1.181       1.147     3,290,975
                                                                           2010   1.071       1.181     3,555,819
                                                                           2009   0.825       1.071     4,623,755
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)............. 2013   2.435       2.591            --
                                                                           2012   2.012       2.435     1,953,750
                                                                           2011   2.436       2.012     2,653,478
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2018   3.317       3.201        44,072
                                                                           2017   3.099       3.317        43,185
                                                                           2016   2.737       3.099       130,291
                                                                           2015   2.871       2.737       163,182
                                                                           2014   2.802       2.871       298,491
                                                                           2013   2.577       2.802       529,780
                                                                           2012   2.227       2.577       771,262
                                                                           2011   2.193       2.227       940,117
                                                                           2010   1.907       2.193       925,830
                                                                           2009   1.308       1.907       984,515
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2018   1.734       1.543       451,909
                                                                           2017   1.425       1.734       604,066
                                                                           2016   1.322       1.425       754,134
                                                                           2015   1.363       1.322       749,459
                                                                           2014   1.311       1.363     1,074,719
                                                                           2013   1.023       1.311       982,429
                                                                           2012   0.885       1.023     1,134,006
                                                                           2011   1.031       0.885     1,530,611
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)........... 2018   3.330       2.793       152,795

                              BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   3.012
                                                                                           2016   2.319
                                                                                           2015   2.478
                                                                                           2014   2.462
                                                                                           2013   1.878
                                                                                           2012   1.609
                                                                                           2011   1.786
                                                                                           2010   1.505
                                                                                           2009   1.203
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)........... 2018   1.295
                                                                                           2017   1.017
                                                                                           2016   0.919
                                                                                           2015   1.076
                                                                                           2014   1.160
                                                                                           2013   1.231
                                                                                           2012   1.045
                                                                                           2011   1.294
                                                                                           2010   1.054
                                                                                           2009   0.630
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)................... 2009   0.770
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).............. 2018   2.200
                                                                                           2017   1.823
                                                                                           2016   1.701
                                                                                           2015   1.646
                                                                                           2014   1.464
                                                                                           2013   1.102
                                                                                           2012   0.982
                                                                                           2011   0.990
                                                                                           2010   0.889
                                                                                           2009   0.753
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 2018   1.336
                                                                                           2017   1.216
                                                                                           2016   1.215
                                                                                           2015   1.243
                                                                                           2014   1.105
                                                                                           2013   1.076
                                                                                           2012   0.861
                                                                                           2011   0.919
                                                                                           2010   0.798
                                                                                           2009   0.597
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 2014   3.988
                                                                                           2013   3.122
                                                                                           2012   2.568
                                                                                           2011   2.801
                                                                                           2010   2.580
                                                                                           2009   1.821
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 2018   5.339
                                                                                           2017   4.545
                                                                                           2016   4.460
                                                                                           2015   4.686
                                                                                           2014   4.149
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 2014   1.355
                                                                                           2013   0.939
                                                                                           2012   0.800
                                                                                           2011   0.782
                                                                                           2010   0.639
                                                                                           2009   0.485
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 2018   1.622
                                                                                           2017   1.402
                                                                                           2016   1.314
                                                                                           2015   1.338
                                                                                           2014   1.275
                                                                                           2013   1.087
                                                                                           2012   0.967
                                                                                           2011   0.999
                                                                                           2010   0.900
                                                                                           2009   0.703



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.330       158,594
                                                                                           3.012       273,043
                                                                                           2.319       489,338
                                                                                           2.478       740,976
                                                                                           2.462     1,023,601
                                                                                           1.878     1,366,633
                                                                                           1.609     1,920,819
                                                                                           1.786     2,740,210
                                                                                           1.505     3,339,945
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)........... 1.103        51,955
                                                                                           1.295        52,622
                                                                                           1.017        68,932
                                                                                           0.919       128,950
                                                                                           1.076       161,686
                                                                                           1.160       389,625
                                                                                           1.231       240,689
                                                                                           1.045       286,729
                                                                                           1.294       163,928
                                                                                           1.054       193,655
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)................... 0.733            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).............. 2.040       180,182
                                                                                           2.200       192,790
                                                                                           1.823       208,930
                                                                                           1.701       245,662
                                                                                           1.646       334,369
                                                                                           1.464       329,307
                                                                                           1.102       475,778
                                                                                           0.982       471,998
                                                                                           0.990       539,169
                                                                                           0.889       639,851
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 1.211       238,027
                                                                                           1.336       260,009
                                                                                           1.216       447,808
                                                                                           1.215       582,970
                                                                                           1.243     1,128,049
                                                                                           1.105     1,289,526
                                                                                           1.076     1,548,123
                                                                                           0.861     1,788,081
                                                                                           0.919     2,457,859
                                                                                           0.798     2,827,791
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 4.161            --
                                                                                           3.988     1,192,366
                                                                                           3.122     1,551,262
                                                                                           2.568     2,557,916
                                                                                           2.801     3,616,170
                                                                                           2.580     5,044,056
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 4.923       347,948
                                                                                           5.339       356,620
                                                                                           4.545       547,679
                                                                                           4.460       610,144
                                                                                           4.686       845,055
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 1.418            --
                                                                                           1.355       188,177
                                                                                           0.939       141,794
                                                                                           0.800       198,756
                                                                                           0.782        47,068
                                                                                           0.639        14,697
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 1.535       111,756
                                                                                           1.622       117,404
                                                                                           1.402       175,254
                                                                                           1.314       294,000
                                                                                           1.338       487,145
                                                                                           1.275     1,260,023
                                                                                           1.087     1,100,296
                                                                                           0.967     1,010,988
                                                                                           0.999       415,291
                                                                                           0.900       375,591

                              BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 2018   1.706
                                                                                           2017   1.421
                                                                                           2016   1.318
                                                                                           2015   1.342
                                                                                           2014   1.275
                                                                                           2013   1.029
                                                                                           2012   0.896
                                                                                           2011   0.950
                                                                                           2010   0.846
                                                                                           2009   0.638
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 2018   1.527
                                                                                           2017   1.366
                                                                                           2016   1.290
                                                                                           2015   1.313
                                                                                           2014   1.250
                                                                                           2013   1.113
                                                                                           2012   1.015
                                                                                           2011   1.024
                                                                                           2010   0.941
                                                                                           2009   0.771
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2018   3.051
                                                                                           2017   2.358
                                                                                           2016   2.197
                                                                                           2015   2.321
                                                                                           2014   2.482
                                                                                           2013   1.918
                                                                                           2012   1.497
                                                                                           2011   1.759
                                                                                           2010   1.523
                                                                                           2009   0.990
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 2018   3.166
                                                                                           2017   2.711
                                                                                           2016   2.336
                                                                                           2015   2.510
                                                                                           2014   2.321
                                                                                           2013   1.732
                                                                                           2012   1.477
                                                                                           2011   1.515
                                                                                           2010   1.332
                                                                                           2009   1.064
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)............................... 2018   2.963
                                                                                           2017   2.384
                                                                                           2016   2.156
                                                                                           2015   2.211
                                                                                           2014   2.065
                                                                                           2013   1.485
                                                                                           2012   1.266
                                                                                           2011   1.291
                                                                                           2010   1.031
                                                                                           2009   0.776
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)............................... 2018   2.303
                                                                                           2017   2.245
                                                                                           2016   1.734
                                                                                           2015   1.889
                                                                                           2014   1.824
                                                                                           2013   1.384
                                                                                           2012   1.209
                                                                                           2011   1.359
                                                                                           2010   1.149
                                                                                           2009   0.900
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)..................... 2009   0.871
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................................ 2011   0.680
                                                                                           2010   0.640
                                                                                           2009   0.469
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............................. 2016   1.887



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 1.591        58,080
                                                                                           1.706        56,079
                                                                                           1.421       233,438
                                                                                           1.318       288,223
                                                                                           1.342       257,850
                                                                                           1.275       291,607
                                                                                           1.029       476,453
                                                                                           0.896       475,258
                                                                                           0.950       210,675
                                                                                           0.846       257,960
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 1.459        13,529
                                                                                           1.527        15,980
                                                                                           1.366     1,070,207
                                                                                           1.290       894,564
                                                                                           1.313       985,530
                                                                                           1.250       924,524
                                                                                           1.113       875,936
                                                                                           1.015       636,103
                                                                                           1.024       410,704
                                                                                           0.941       241,978
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2.303       125,896
                                                                                           3.051       130,656
                                                                                           2.358       245,368
                                                                                           2.197       377,847
                                                                                           2.321       472,546
                                                                                           2.482       702,987
                                                                                           1.918     1,100,323
                                                                                           1.497     1,935,750
                                                                                           1.759     3,409,365
                                                                                           1.523     3,743,449
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 2.752        40,310
                                                                                           3.166        76,134
                                                                                           2.711        90,125
                                                                                           2.336        78,308
                                                                                           2.510        99,052
                                                                                           2.321       110,198
                                                                                           1.732       156,148
                                                                                           1.477       210,954
                                                                                           1.515       473,113
                                                                                           1.332       579,177
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)............................... 2.675        58,981
                                                                                           2.963        54,213
                                                                                           2.384        75,141
                                                                                           2.156       130,077
                                                                                           2.211       201,853
                                                                                           2.065       360,983
                                                                                           1.485       458,101
                                                                                           1.266       530,388
                                                                                           1.291       597,100
                                                                                           1.031       537,807
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)............................... 1.965        69,324
                                                                                           2.303        51,185
                                                                                           2.245        40,972
                                                                                           1.734        43,507
                                                                                           1.889       105,314
                                                                                           1.824       129,286
                                                                                           1.384       217,412
                                                                                           1.209       408,923
                                                                                           1.359       318,040
                                                                                           1.149       327,890
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)..................... 0.863            --
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................................ 0.724            --
                                                                                           0.680       118,625
                                                                                           0.640       151,877
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............................. 1.947            --

                                  BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.943       1.887       187,327
                                                                              2014   1.868       1.943       248,296
                                                                              2013   1.745       1.868       279,199
                                                                              2012   1.558       1.745       396,913
                                                                              2011   1.502       1.558       555,873
                                                                              2010   1.341       1.502       670,941
                                                                              2009   0.989       1.341       955,071
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   2.014       1.714        14,949
                                                                              2017   1.588       2.014        10,334
                                                                              2016   1.619       1.588         9,343
                                                                              2015   1.665       1.619        89,147
                                                                              2014   1.809       1.665        81,547
                                                                              2013   1.533       1.809        81,470
                                                                              2012   1.327       1.533       120,780
                                                                              2011   1.502       1.327       200,654
                                                                              2010   1.362       1.502       237,542
                                                                              2009   1.047       1.362       100,170
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07)............................... 2013   2.645       2.871            --
                                                                              2012   2.531       2.645       233,130
                                                                              2011   2.696       2.531       330,616
                                                                              2010   2.211       2.696       481,117
                                                                              2009   1.629       2.211       714,944
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08).......... 2012   0.874       0.983            --
                                                                              2011   0.891       0.874       123,687
                                                                              2010   0.821       0.891       124,996
                                                                              2009   0.576       0.821       139,112
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/08)................. 2013   2.131       2.681            --
                                                                              2012   1.778       2.131       119,074
                                                                              2011   1.961       1.778       200,389
                                                                              2010   1.710       1.961       100,311
                                                                              2009   1.236       1.710        89,550
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13)................. 2018   1.634       1.406     1,251,631
                                                                              2017   1.206       1.634     1,326,334
                                                                              2016   1.215       1.206     1,566,024
                                                                              2015   1.180       1.215     2,393,351
                                                                              2014   1.167       1.180     3,392,346
                                                                              2013   1.015       1.167     4,584,564
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............ 2018   1.399       1.355        18,822
                                                                              2017   1.362       1.399        45,583
                                                                              2016   1.309       1.362       130,788
                                                                              2015   1.362       1.309       181,593
                                                                              2014   1.334       1.362       630,292
                                                                              2013   1.481       1.334       763,334
                                                                              2012   1.369       1.481     1,505,106
                                                                              2011   1.241       1.369     1,370,208
                                                                              2010   1.161       1.241     1,588,001
                                                                              2009   0.991       1.161     1,286,961
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)........................ 2018   2.038       2.012       398,020
                                                                              2017   1.970       2.038       376,585
                                                                              2016   1.940       1.970       503,542
                                                                              2015   1.961       1.940       670,067
                                                                              2014   1.902       1.961     1,189,047
                                                                              2013   1.959       1.902     1,765,703
                                                                              2012   1.812       1.959     2,931,722
                                                                              2011   1.775       1.812     3,693,847
                                                                              2010   1.658       1.775     5,427,232
                                                                              2009   1.483       1.658     5,574,747
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).............................. 2016   2.329       2.347            --
                                                                              2015   2.352       2.329        17,100
                                                                              2014   2.139       2.352        31,933
                                                                              2013   1.624       2.139        26,899
                                                                              2012   1.484       1.624        33,060
                                                                              2011   1.571       1.484        59,147
                                                                              2010   1.366       1.571        74,109
                                                                              2009   1.114       1.366       111,276
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).................. 2016   2.620       2.690            --

                                 BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2015   2.682       2.620        188,434
                                                                           2014   2.592       2.682        390,425
                                                                           2013   2.579       2.592        575,013
                                                                           2012   2.335       2.579        896,494
                                                                           2011   2.277       2.335      1,141,922
                                                                           2010   2.051       2.277      1,426,282
                                                                           2009   1.558       2.051      1,606,459
 BHFTI RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.509       0.532             --
                                                                           2012   0.458       0.509        391,410
                                                                           2011   0.565       0.458        631,748
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2018   1.975       1.775        713,232
                                                                           2017   1.706       1.975        720,217
                                                                           2016   1.487       1.706        941,345
                                                                           2015   1.559       1.487      1,264,808
                                                                           2014   1.391       1.559      2,083,295
                                                                           2013   1.050       1.391      2,608,019
                                                                           2012   0.900       1.050      3,013,516
                                                                           2011   0.947       0.900      4,267,192
                                                                           2010   0.818       0.947      5,345,025
                                                                           2009   0.698       0.818      6,927,629
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   1.729       1.556         75,052
                                                                           2017   1.493       1.729         84,529
                                                                           2016   1.300       1.493        127,588
                                                                           2015   1.361       1.300        175,380
                                                                           2014   1.243       1.361        462,388
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)......... 2018   2.191       1.948         87,016
                                                                           2017   2.022       2.191        127,051
                                                                           2016   1.769       2.022        119,069
                                                                           2015   1.964       1.769        155,548
                                                                           2014   1.811       1.964        362,523
                                                                           2013   1.404       1.811        473,689
                                                                           2012   1.237       1.404        783,004
                                                                           2011   1.298       1.237      1,005,744
                                                                           2010   1.045       1.298      1,328,926
                                                                           2009   0.835       1.045      1,372,909
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   2.093       2.064         35,213
                                                                           2017   2.032       2.093         42,832
                                                                           2016   1.991       2.032        104,294
                                                                           2015   2.000       1.991        182,857
                                                                           2014   1.888       2.000        717,026
                                                                           2013   1.922       1.888        921,365
                                                                           2012   1.807       1.922      1,043,447
                                                                           2011   1.713       1.807      1,280,266
                                                                           2010   1.598       1.713      1,603,660
                                                                           2009   1.475       1.598      1,817,601
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   3.197       3.241        404,844
                                                                           2017   2.412       3.197        429,786
                                                                           2016   2.436       2.412        544,700
                                                                           2015   2.316       2.436        569,295
                                                                           2014   2.149       2.316        858,279
                                                                           2013   1.618       2.149      1,337,165
                                                                           2012   1.430       1.618      1,630,847
                                                                           2011   1.587       1.430      3,480,755
                                                                           2010   1.338       1.587      4,579,103
                                                                           2009   1.059       1.338      6,181,379
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.100       2.187             --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2018   1.160       1.167      1,998,508
                                                                           2017   1.163       1.160      1,971,473
                                                                           2016   1.173       1.163      2,223,431
                                                                           2015   1.185       1.173      3,059,541
                                                                           2014   1.198       1.185      3,808,083
                                                                           2013   1.211       1.198      6,650,215
                                                                           2012   1.223       1.211     10,138,841
                                                                           2011   1.236       1.223     12,521,056
                                                                           2010   1.245       1.236     18,282,020
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.524       1.469         75,764

                              BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.440
                                                                                           2016   1.392
                                                                                           2015   1.415
                                                                                           2014   1.369
                                                                                           2013   1.327
                                                                                           2012   1.228
                                                                                           2011   1.202
                                                                                           2010   1.104
                                                                                           2009   0.925
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 2018   1.616
                                                                                           2017   1.476
                                                                                           2016   1.406
                                                                                           2015   1.436
                                                                                           2014   1.383
                                                                                           2013   1.260
                                                                                           2012   1.142
                                                                                           2011   1.142
                                                                                           2010   1.035
                                                                                           2009   0.846
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2018   1.686
                                                                                           2017   1.485
                                                                                           2016   1.401
                                                                                           2015   1.434
                                                                                           2014   1.379
                                                                                           2013   1.181
                                                                                           2012   1.054
                                                                                           2011   1.080
                                                                                           2010   0.965
                                                                                           2009   0.770
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.736
                                                                                           2017   1.472
                                                                                           2016   1.376
                                                                                           2015   1.414
                                                                                           2014   1.358
                                                                                           2013   1.104
                                                                                           2012   0.967
                                                                                           2011   1.015
                                                                                           2010   0.895
                                                                                           2009   0.700
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   2.021
                                                                                           2017   1.774
                                                                                           2016   1.676
                                                                                           2015   1.651
                                                                                           2014   1.509
                                                                                           2013   1.264
                                                                                           2012   1.137
                                                                                           2011   1.107
                                                                                           2010   1.020
                                                                                           2009   0.876
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.207
                                                                                           2017   1.873
                                                                                           2016   1.763
                                                                                           2015   1.740
                                                                                           2014   1.589
                                                                                           2013   1.201
                                                                                           2012   1.076
                                                                                           2011   1.133
                                                                                           2010   1.022
                                                                                           2009   0.783
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.986
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.910
                                                                                           2012   1.670
                                                                                           2011   1.800
                                                                                           2010   1.589
                                                                                           2009   1.319
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2018   1.351



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.524         68,006
                                                                                           1.440        242,205
                                                                                           1.392        437,452
                                                                                           1.415        467,838
                                                                                           1.369        565,383
                                                                                           1.327        595,113
                                                                                           1.228      1,170,226
                                                                                           1.202      1,552,389
                                                                                           1.104      1,622,969
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 1.528         83,340
                                                                                           1.616         87,994
                                                                                           1.476        314,255
                                                                                           1.406        757,527
                                                                                           1.436      1,024,524
                                                                                           1.383        944,061
                                                                                           1.260      1,031,775
                                                                                           1.142      1,750,260
                                                                                           1.142      3,000,673
                                                                                           1.035      3,593,769
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.566      1,237,427
                                                                                           1.686      1,532,537
                                                                                           1.485      2,262,885
                                                                                           1.401      2,790,935
                                                                                           1.434      3,363,633
                                                                                           1.379      3,539,425
                                                                                           1.181      5,136,125
                                                                                           1.054      6,488,617
                                                                                           1.080     22,036,766
                                                                                           0.965     18,468,604
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.578      2,104,462
                                                                                           1.736      2,123,568
                                                                                           1.472      3,374,459
                                                                                           1.376      4,420,138
                                                                                           1.414      5,095,314
                                                                                           1.358      5,821,581
                                                                                           1.104      5,682,242
                                                                                           0.967      8,136,627
                                                                                           1.015     12,261,448
                                                                                           0.895     14,692,267
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.925        107,038
                                                                                           2.021        111,406
                                                                                           1.774        112,813
                                                                                           1.676        151,157
                                                                                           1.651        245,108
                                                                                           1.509        307,025
                                                                                           1.264        203,733
                                                                                           1.137        534,791
                                                                                           1.107        629,714
                                                                                           1.020        618,990
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.182         78,098
                                                                                           2.207         97,752
                                                                                           1.873        166,556
                                                                                           1.763        154,132
                                                                                           1.740        231,247
                                                                                           1.589        702,301
                                                                                           1.201        809,385
                                                                                           1.076      1,916,059
                                                                                           1.133      2,554,800
                                                                                           1.022      2,944,741
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 1.031             --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2.107             --
                                                                                           1.910        665,969
                                                                                           1.670      1,090,482
                                                                                           1.800      1,348,345
                                                                                           1.589      1,784,965
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 1.260        345,080

                                BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   1.091       1.351       372,195
                                                                          2016   1.047       1.091       547,979
                                                                          2015   1.029       1.047       650,436
                                                                          2014   0.937       1.029       894,187
                                                                          2013   0.714       0.937       963,714
                                                                          2012   0.651       0.714     1,437,100
                                                                          2011   0.679       0.651     2,205,238
                                                                          2010   0.596       0.679     3,167,759
                                                                          2009   0.403       0.596     3,885,103
 BHFTII Jennison Growth Subaccount (Class A) (4/12)...................... 2018   2.047       2.032        38,602
                                                                          2017   1.506       2.047        46,174
                                                                          2016   1.519       1.506       108,312
                                                                          2015   1.386       1.519       118,095
                                                                          2014   1.284       1.386       167,521
                                                                          2013   0.947       1.284       222,672
                                                                          2012   0.980       0.947       501,590
 BHFTII Jennison Growth Subaccount (Class B) (4/08)...................... 2012   0.867       0.991            --
                                                                          2011   0.874       0.867       433,995
                                                                          2010   0.793       0.874       707,871
                                                                          2009   0.574       0.793       773,302
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.953       1.035            --
                                                                          2010   0.832       0.953     4,460,540
                                                                          2009   0.640       0.832     4,912,450
 BHFTII MetLife Stock Index Subaccount (Class A) (5/09).................. 2018   2.419       2.283       258,657
                                                                          2017   2.011       2.419       259,533
                                                                          2016   1.820       2.011     1,095,115
                                                                          2015   1.818       1.820     1,311,957
                                                                          2014   1.620       1.818     1,782,128
                                                                          2013   1.240       1.620     2,176,009
                                                                          2012   1.083       1.240     2,818,259
                                                                          2011   1.075       1.083     4,004,337
                                                                          2010   0.946       1.075     8,413,560
                                                                          2009   0.764       0.946       808,781
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   2.114       2.041            --
                                                                          2017   1.990       2.114        41,623
                                                                          2016   1.703       1.990        61,188
                                                                          2015   1.834       1.703       145,472
                                                                          2014   1.689       1.834       159,531
                                                                          2013   1.296       1.689       273,171
                                                                          2012   1.149       1.296       228,152
                                                                          2011   1.138       1.149       188,768
                                                                          2010   1.056       1.138       208,460
                                                                          2009   0.961       1.056       102,507
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2018   3.737       3.485       135,208
                                                                          2017   3.365       3.737       175,539
                                                                          2016   3.121       3.365       496,183
                                                                          2015   3.165       3.121       605,002
                                                                          2014   2.950       3.165     1,432,596
                                                                          2013   2.510       2.950     2,064,099
                                                                          2012   2.278       2.510     2,890,403
                                                                          2011   2.252       2.278     3,692,734
                                                                          2010   2.072       2.252     4,326,165
                                                                          2009   1.769       2.072     5,263,607
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2018   2.955       2.630       257,447
                                                                          2017   2.531       2.955       247,696
                                                                          2016   2.236       2.531       306,269
                                                                          2015   2.263       2.236       458,189
                                                                          2014   2.064       2.263     1,042,979
                                                                          2013   1.536       2.064     1,339,101
                                                                          2012   1.331       1.536     1,180,821
                                                                          2011   1.334       1.331     1,499,130
                                                                          2010   1.210       1.334     3,028,394
                                                                          2009   1.012       1.210     3,206,070
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2018   4.802       4.433        19,613

                              BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   4.193
                                                                                           2016   3.570
                                                                                           2015   3.587
                                                                                           2014   3.624
                                                                                           2013   2.891
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2018   2.675
                                                                                           2017   2.026
                                                                                           2016   2.016
                                                                                           2015   1.844
                                                                                           2014   1.712
                                                                                           2013   1.247
                                                                                           2012   1.062
                                                                                           2011   1.087
                                                                                           2010   0.941
                                                                                           2009   0.665
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018   3.427
                                                                                           2017   2.826
                                                                                           2016   2.562
                                                                                           2015   2.527
                                                                                           2014   2.394
                                                                                           2013   1.678
                                                                                           2012   1.463
                                                                                           2011   1.458
                                                                                           2010   1.094
                                                                                           2009   0.797
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   2.034
   .
                                                                                           2017   1.899
                                                                                           2016   1.825
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018   1.313
                                                                                           2017   1.299
                                                                                           2016   1.294
                                                                                           2015   1.299
                                                                                           2014   1.275
                                                                                           2013   1.296
                                                                                           2012   1.265
                                                                                           2011   1.210
                                                                                           2010   1.153
                                                                                           2009   1.116
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 2018   3.172
                                                                                           2017   2.636
                                                                                           2016   2.473
                                                                                           2015   2.489
                                                                                           2014   2.253
                                                                                           2013   1.738
                                                                                           2012   1.513
                                                                                           2011   1.572
                                                                                           2010   1.359
                                                                                           2009   1.014
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 2016   3.315
                                                                                           2015   3.406
                                                                                           2014   3.246
                                                                                           2013   2.414
                                                                                           2012   2.130
                                                                                           2011   2.414
                                                                                           2010   1.897
                                                                                           2009   1.372
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)..................... 2016   1.784
                                                                                           2015   1.852
                                                                                           2014   1.741
                                                                                           2013   1.274
                                                                                           2012   1.161
                                                                                           2011   1.233
                                                                                           2010   0.976
                                                                                           2009   0.687
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)...................... 2018   3.612



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           4.802        18,883
                                                                                           4.193        26,782
                                                                                           3.570        63,768
                                                                                           3.587       125,364
                                                                                           3.624       163,806
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2.617       269,594
                                                                                           2.675       324,989
                                                                                           2.026       333,538
                                                                                           2.016       421,894
                                                                                           1.844       629,968
                                                                                           1.712       869,647
                                                                                           1.247     1,040,605
                                                                                           1.062     1,249,029
                                                                                           1.087     1,418,220
                                                                                           0.941     1,790,753
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 3.161       161,446
                                                                                           3.427       154,347
                                                                                           2.826       438,139
                                                                                           2.562       609,720
                                                                                           2.527       888,868
                                                                                           2.394     1,250,879
                                                                                           1.678     1,463,470
                                                                                           1.463     2,470,333
                                                                                           1.458     2,722,565
                                                                                           1.094     3,060,627
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 1.936       149,189
   .
                                                                                           2.034       155,830
                                                                                           1.899       340,804
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 1.313       178,086
                                                                                           1.313       181,387
                                                                                           1.299       600,309
                                                                                           1.294       972,615
                                                                                           1.299     1,130,898
                                                                                           1.275     1,154,176
                                                                                           1.296     1,755,405
                                                                                           1.265     2,174,496
                                                                                           1.210     3,646,304
                                                                                           1.153     3,693,189
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 2.930       281,540
                                                                                           3.172       303,633
                                                                                           2.636       497,000
                                                                                           2.473       756,331
                                                                                           2.489     1,174,981
                                                                                           2.253     1,496,655
                                                                                           1.738     2,538,955
                                                                                           1.513     3,245,595
                                                                                           1.572     5,389,103
                                                                                           1.359     5,957,459
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 3.672       849,150
                                                                                           3.315     1,000,609
                                                                                           3.406     1,240,085
                                                                                           3.246     1,854,736
                                                                                           2.414     2,388,980
                                                                                           2.130     3,332,475
                                                                                           2.414     3,882,259
                                                                                           1.897     4,500,569
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)..................... 1.839         8,672
                                                                                           1.784        42,134
                                                                                           1.852        92,099
                                                                                           1.741       116,113
                                                                                           1.274       184,699
                                                                                           1.161       339,231
                                                                                           1.233       669,464
                                                                                           0.976       804,292
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)...................... 3.009       152,246

                                    BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2017   2.599       3.612       156,036
                                                                                  2016   2.237       2.599       175,551
                                                                                  2015   2.811       2.237       386,942
                                                                                  2014   3.101       2.811       413,596
                                                                                  2013   3.163       3.101       448,359
                                                                                  2012   2.825       3.163       767,250
                                                                                  2011   3.393       2.825     1,001,987
                                                                                  2010   2.916       3.393     2,054,906
                                                                                  2009   1.707       2.916     2,127,666
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2018   1.861       1.557       106,041
                                                                                  2017   1.612       1.861       104,890
                                                                                  2016   1.520       1.612       444,820
                                                                                  2015   1.642       1.520       529,615
                                                                                  2014   1.867       1.642       671,597
                                                                                  2013   1.535       1.867       830,362
                                                                                  2012   1.312       1.535     1,100,354
                                                                                  2011   1.483       1.312     1,474,874
                                                                                  2010   1.383       1.483     1,913,194
                                                                                  2009   1.020       1.383     2,327,513
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.134       1.152            --
                                                                                  2009   0.912       1.134       837,861
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00)................... 2018   1.579       1.552       493,181
                                                                                  2017   1.256       1.579       658,792
                                                                                  2016   1.132       1.256       803,874
                                                                                  2015   1.103       1.132       990,964
                                                                                  2014   0.993       1.103     1,746,198
                                                                                  2013   0.760       0.993     1,990,435
                                                                                  2012   0.656       0.760     2,401,441
                                                                                  2011   0.674       0.656     3,184,224
                                                                                  2010   0.543       0.674     6,186,906
                                                                                  2009   0.380       0.543     6,467,241
 Janus Henderson Global Technology Subaccount (Service Shares) (5/00)............ 2011   0.529       0.567            --
                                                                                  2010   0.430       0.529     2,908,720
                                                                                  2009   0.277       0.430     3,086,828
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)................................. 2010   1.015       1.081            --
                                                                                  2009   0.814       1.015     5,974,809
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2018   2.844       2.711        97,174
                                                                                  2017   2.681       2.844       124,264
                                                                                  2016   2.509       2.681       123,679
                                                                                  2015   2.556       2.509       158,527
                                                                                  2014   2.389       2.556       266,815
                                                                                  2013   2.409       2.389       385,260
                                                                                  2012   2.126       2.409       511,710
                                                                                  2011   2.043       2.126       886,973
                                                                                  2010   1.851       2.043     1,059,420
                                                                                  2009   1.400       1.851     1,375,250
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.171       2.433            --
                                                                                  2010   2.040       2.171     3,389,690
                                                                                  2009   1.576       2.040     4,189,668
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2018   2.532       2.296       204,780
                                                                                  2017   2.200       2.532       250,474
                                                                                  2016   2.197       2.200       315,634
                                                                                  2015   2.259       2.197       339,527
                                                                                  2014   1.897       2.259       490,368
                                                                                  2013   1.297       1.897       571,195
                                                                                  2012   1.104       1.297       721,021
                                                                                  2011   1.089       1.104     2,392,116
                                                                                  2010   0.880       1.089     3,800,103
                                                                                  2009   0.661       0.880     4,868,998
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.232       1.241            --

                                        BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2013   0.942       1.232       512,256
                                                                                         2012   0.828       0.942       578,317
                                                                                         2011   0.892       0.828       788,939
                                                                                         2010   0.773       0.892     1,228,519
                                                                                         2009   0.604       0.773     1,457,610
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)................... 2018   3.178       3.090       495,603
                                                                                         2017   2.686       3.178       518,679
                                                                                         2016   2.473       2.686       546,221
                                                                                         2015   2.460       2.473       554,313
                                                                                         2014   2.240       2.460       644,713
                                                                                         2013   1.741       2.240       717,966
                                                                                         2012   1.517       1.741       917,736
                                                                                         2011   1.495       1.517     1,841,439
                                                                                         2010   1.341       1.495     2,637,773
                                                                                         2009   1.110       1.341     3,279,853
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07).............. 2018   2.774       2.612        10,559
                                                                                         2017   2.352       2.774        11,630
                                                                                         2016   2.067       2.352        18,364
                                                                                         2015   2.183       2.067        71,670
                                                                                         2014   1.942       2.183       140,499
                                                                                         2013   1.558       1.942       210,185
                                                                                         2012   1.379       1.558       211,421
                                                                                         2011   1.291       1.379       543,168
                                                                                         2010   1.162       1.291     1,453,132
                                                                                         2009   0.956       1.162     1,560,435
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 2018   4.367       4.321         2,350
                                                                                         2017   3.509       4.367         2,350
                                                                                         2016   3.302       3.509        83,638
                                                                                         2015   3.039       3.302       101,063
                                                                                         2014   2.694       3.039       106,203
                                                                                         2013   1.975       2.694       142,136
                                                                                         2012   1.658       1.975       241,618
                                                                                         2011   1.687       1.658       486,854
                                                                                         2010   1.552       1.687       583,181
                                                                                         2009   1.102       1.552     1,050,799
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2018   3.293       2.969         1,330
                                                                                         2017   2.898       3.293         3,008
                                                                                         2016   2.591       2.898         7,766
                                                                                         2015   2.696       2.591        42,282
                                                                                         2014   2.439       2.696       190,454
                                                                                         2013   1.862       2.439       205,935
                                                                                         2012   1.615       1.862       389,712
                                                                                         2011   1.555       1.615     1,154,218
                                                                                         2010   1.436       1.555     1,729,972
                                                                                         2009   1.165       1.436     1,806,079
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2018   3.136       3.210        46,464
                                                                                         2017   2.550       3.136        46,842
                                                                                         2016   2.436       2.550        52,862
                                                                                         2015   2.574       2.436       131,258
                                                                                         2014   2.499       2.574       325,514
                                                                                         2013   1.718       2.499       442,299
                                                                                         2012   1.453       1.718       463,604
                                                                                         2011   1.449       1.453       510,928
                                                                                         2010   1.169       1.449       991,445
                                                                                         2009   0.828       1.169     1,007,856
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.819       0.799            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   1.026       1.016            --
                                                                                         2010   0.950       1.026       308,498
                                                                                         2009   0.817       0.950       508,568
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2018   2.814       2.675        54,115

                                BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2017   2.617       2.814         49,854
                                                                         2016   2.288       2.617         51,510
                                                                         2015   2.455       2.288        109,332
                                                                         2014   2.510       2.455        189,190
                                                                         2013   2.387       2.510        367,760
                                                                         2012   2.039       2.387        511,746
                                                                         2011   2.025       2.039        606,590
                                                                         2010   1.781       2.025        830,387
                                                                         2009   1.157       1.781      1,105,576
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........... 2010   1.249       1.245             --
                                                                         2009   1.260       1.249     19,541,254
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.428       1.479             --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........... 2018   2.130       2.088          1,381
                                                                         2017   1.844       2.130          1,369
                                                                         2016   1.754       1.844          5,164
                                                                         2015   1.803       1.754          4,805
                                                                         2014   1.667       1.803          8,705
                                                                         2013   1.419       1.667         51,156
                                                                         2012   1.296       1.419         54,565
                                                                         2011   1.310       1.296        116,621
                                                                         2010   1.180       1.310        350,353
                                                                         2009   0.971       1.180        439,706
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................... 2009   1.059       1.029             --





                                  BRP -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)........ 2018   3.011       2.704        327,211
                                                                  2017   2.320       3.011        569,911
                                                                  2016   2.336       2.320        693,084
                                                                  2015   2.213       2.336        957,450
                                                                  2014   2.192       2.213      1,476,405
                                                                  2013   1.719       2.192      2,166,690
                                                                  2012   1.421       1.719      2,662,265
                                                                  2011   1.580       1.421      4,633,360
                                                                  2010   1.432       1.580      6,581,997
                                                                  2009   1.020       1.432      7,233,676
 American Funds Growth Subaccount (Class 2) (5/04)............... 2018   2.929       2.884        720,267
                                                                  2017   2.313       2.929      1,016,595
                                                                  2016   2.140       2.313      1,297,675
                                                                  2015   2.029       2.140      1,631,034
                                                                  2014   1.894       2.029      2,277,286
                                                                  2013   1.475       1.894      3,133,258
                                                                  2012   1.268       1.475      3,869,231
                                                                  2011   1.342       1.268      7,135,632
                                                                  2010   1.145       1.342     11,476,422
                                                                  2009   0.832       1.145     13,545,511
 American Funds Growth-Income Subaccount (Class 2) (5/04)........ 2018   2.501       2.425        808,203
                                                                  2017   2.071       2.501      1,070,358
                                                                  2016   1.881       2.071      1,294,259
                                                                  2015   1.878       1.881      1,399,537
                                                                  2014   1.720       1.878      1,921,984
                                                                  2013   1.305       1.720      2,640,902
                                                                  2012   1.126       1.305      2,935,993
                                                                  2011   1.162       1.126      4,705,041
                                                                  2010   1.056       1.162      7,285,383
                                                                  2009   0.815       1.056      7,547,697
Brighthouse Funds Trust I

                                       BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)......................... 2013   2.338       2.485             --
                                                                                       2012   1.936       2.338      3,179,438
                                                                                       2011   2.348       1.936      5,573,159
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   3.146       3.029         93,461
                                                                                       2017   2.946       3.146        122,588
                                                                                       2016   2.609       2.946        147,278
                                                                                       2015   2.743       2.609        157,691
                                                                                       2014   2.685       2.743        478,324
                                                                                       2013   2.475       2.685        624,970
                                                                                       2012   2.145       2.475        756,588
                                                                                       2011   2.117       2.145      1,007,187
                                                                                       2010   1.845       2.117      1,581,266
                                                                                       2009   1.269       1.845      1,880,434
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.684       1.495        880,288
                                                                                       2017   1.388       1.684      1,036,168
                                                                                       2016   1.290       1.388      1,247,512
                                                                                       2015   1.334       1.290      1,352,276
                                                                                       2014   1.286       1.334      1,677,550
                                                                                       2013   1.006       1.286      2,321,706
                                                                                       2012   0.873       1.006      2,897,181
                                                                                       2011   1.019       0.873      4,319,390
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)....................... 2018   3.210       2.685        323,438
                                                                                       2017   2.911       3.210        399,547
                                                                                       2016   2.247       2.911        568,780
                                                                                       2015   2.406       2.247        891,702
                                                                                       2014   2.397       2.406      1,319,905
                                                                                       2013   1.833       2.397      1,702,219
                                                                                       2012   1.574       1.833      2,209,731
                                                                                       2011   1.752       1.574      3,770,904
                                                                                       2010   1.481       1.752      5,509,443
                                                                                       2009   1.186       1.481      6,406,176
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)....... 2018   1.257       1.068        240,814
                                                                                       2017   0.991       1.257        236,680
                                                                                       2016   0.897       0.991        353,793
                                                                                       2015   1.053       0.897        401,751
                                                                                       2014   1.138       1.053        412,203
                                                                                       2013   1.211       1.138        491,231
                                                                                       2012   1.030       1.211        680,371
                                                                                       2011   1.279       1.030        581,905
                                                                                       2010   1.045       1.279        566,598
                                                                                       2009   0.626       1.045        307,727
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.761       0.724             10
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.095       1.938        145,744
                                                                                       2017   1.741       2.095        143,425
                                                                                       2016   1.628       1.741        259,888
                                                                                       2015   1.579       1.628        303,262
                                                                                       2014   1.408       1.579        287,724
                                                                                       2013   1.063       1.408        499,545
                                                                                       2012   0.949       1.063        711,965
                                                                                       2011   0.959       0.949        835,598
                                                                                       2010   0.863       0.959      1,709,339
                                                                                       2009   0.734       0.863      2,207,860
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2018   1.297       1.173        400,929
                                                                                       2017   1.184       1.297        463,542
                                                                                       2016   1.186       1.184        606,309
                                                                                       2015   1.216       1.186        953,953
                                                                                       2014   1.084       1.216      1,520,393
                                                                                       2013   1.058       1.084      1,936,256
                                                                                       2012   0.849       1.058      2,393,068
                                                                                       2011   0.908       0.849      3,803,428
                                                                                       2010   0.791       0.908      5,336,585
                                                                                       2009   0.593       0.791      5,709,423
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   3.819       3.981             --
                                                                                       2013   2.996       3.819      3,957,013
                                                                                       2012   2.472       2.996      5,355,311
                                                                                       2011   2.702       2.472      8,570,438
                                                                                       2010   2.495       2.702     13,454,878
                                                                                       2009   1.765       2.495     16,196,897

                              BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 2018   5.061
                                                                                           2017   4.319
                                                                                           2016   4.249
                                                                                           2015   4.475
                                                                                           2014   3.969
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 2014   1.312
                                                                                           2013   0.912
                                                                                           2012   0.779
                                                                                           2011   0.763
                                                                                           2010   0.625
                                                                                           2009   0.476
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 2018   1.583
                                                                                           2017   1.372
                                                                                           2016   1.289
                                                                                           2015   1.316
                                                                                           2014   1.257
                                                                                           2013   1.074
                                                                                           2012   0.959
                                                                                           2011   0.992
                                                                                           2010   0.896
                                                                                           2009   0.702
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 2018   1.665
                                                                                           2017   1.390
                                                                                           2016   1.293
                                                                                           2015   1.320
                                                                                           2014   1.257
                                                                                           2013   1.017
                                                                                           2012   0.888
                                                                                           2011   0.944
                                                                                           2010   0.843
                                                                                           2009   0.637
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 2018   1.490
                                                                                           2017   1.336
                                                                                           2016   1.265
                                                                                           2015   1.291
                                                                                           2014   1.233
                                                                                           2013   1.100
                                                                                           2012   1.006
                                                                                           2011   1.017
                                                                                           2010   0.937
                                                                                           2009   0.770
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2018   2.893
                                                                                           2017   2.241
                                                                                           2016   2.094
                                                                                           2015   2.217
                                                                                           2014   2.377
                                                                                           2013   1.841
                                                                                           2012   1.441
                                                                                           2011   1.697
                                                                                           2010   1.473
                                                                                           2009   0.960
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 2018   3.052
                                                                                           2017   2.620
                                                                                           2016   2.263
                                                                                           2015   2.438
                                                                                           2014   2.260
                                                                                           2013   1.691
                                                                                           2012   1.445
                                                                                           2011   1.486
                                                                                           2010   1.310
                                                                                           2009   1.048
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)............................... 2018   2.874



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 4.655     1,896,026
                                                                                           5.061     2,081,689
                                                                                           4.319     2,568,735
                                                                                           4.249     2,871,611
                                                                                           4.475     3,516,432
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 1.372            --
                                                                                           1.312       429,878
                                                                                           0.912       323,094
                                                                                           0.779       287,313
                                                                                           0.763       140,289
                                                                                           0.625        20,656
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 1.495       381,452
                                                                                           1.583       618,764
                                                                                           1.372       808,155
                                                                                           1.289     1,042,384
                                                                                           1.316     1,174,139
                                                                                           1.257     1,134,046
                                                                                           1.074     1,371,068
                                                                                           0.959       980,349
                                                                                           0.992       821,982
                                                                                           0.896       472,668
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 1.549       445,379
                                                                                           1.665     1,365,994
                                                                                           1.390     1,829,546
                                                                                           1.293     1,788,599
                                                                                           1.320     1,969,079
                                                                                           1.257     2,142,226
                                                                                           1.017     1,815,717
                                                                                           0.888     1,552,096
                                                                                           0.944       958,613
                                                                                           0.843       669,346
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 1.421        55,006
                                                                                           1.490        91,041
                                                                                           1.336       437,058
                                                                                           1.265       148,523
                                                                                           1.291       195,558
                                                                                           1.233       474,504
                                                                                           1.100       391,413
                                                                                           1.006       343,737
                                                                                           1.017       492,199
                                                                                           0.937       331,524
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2.178       520,332
                                                                                           2.893       607,203
                                                                                           2.241       771,973
                                                                                           2.094       956,228
                                                                                           2.217     1,218,441
                                                                                           2.377     1,559,038
                                                                                           1.841     1,959,005
                                                                                           1.441     3,624,797
                                                                                           1.697     6,288,870
                                                                                           1.473     7,629,665
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 2.647        93,267
                                                                                           3.052       105,356
                                                                                           2.620       184,104
                                                                                           2.263       222,385
                                                                                           2.438       313,134
                                                                                           2.260       299,795
                                                                                           1.691       491,621
                                                                                           1.445       887,062
                                                                                           1.486     1,835,375
                                                                                           1.310     1,987,813
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)............................... 2.588        55,911

                                  BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.318       2.874        55,594
                                                                              2016   2.102       2.318       131,092
                                                                              2015   2.160       2.102       191,108
                                                                              2014   2.023       2.160       204,421
                                                                              2013   1.458       2.023       243,731
                                                                              2012   1.246       1.458       313,000
                                                                              2011   1.274       1.246       413,613
                                                                              2010   1.020       1.274       439,196
                                                                              2009   0.770       1.020       447,324
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2018   2.233       1.901        72,148
                                                                              2017   2.183       2.233       180,644
                                                                              2016   1.690       2.183        96,209
                                                                              2015   1.846       1.690       113,289
                                                                              2014   1.787       1.846       143,997
                                                                              2013   1.359       1.787       164,684
                                                                              2012   1.190       1.359       251,925
                                                                              2011   1.342       1.190       244,607
                                                                              2010   1.137       1.342       227,814
                                                                              2009   0.892       1.137       296,210
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.863       0.855            --
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................... 2011   0.671       0.714            --
                                                                              2010   0.634       0.671       100,168
                                                                              2009   0.465       0.634        84,804
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   1.833       1.890            --
                                                                              2015   1.892       1.833       186,633
                                                                              2014   1.824       1.892       182,278
                                                                              2013   1.708       1.824       284,445
                                                                              2012   1.529       1.708       376,922
                                                                              2011   1.477       1.529       725,588
                                                                              2010   1.322       1.477     1,229,116
                                                                              2009   0.977       1.322     1,850,341
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   1.930       1.639       108,964
                                                                              2017   1.526       1.930       148,158
                                                                              2016   1.560       1.526       133,950
                                                                              2015   1.609       1.560       111,593
                                                                              2014   1.751       1.609        92,079
                                                                              2013   1.488       1.751        69,272
                                                                              2012   1.291       1.488        89,095
                                                                              2011   1.465       1.291       114,477
                                                                              2010   1.333       1.465       103,122
                                                                              2009   1.026       1.333       141,840
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07)............................... 2013   2.552       2.768            --
                                                                              2012   2.448       2.552       689,634
                                                                              2011   2.614       2.448     1,472,819
                                                                              2010   2.149       2.614     1,924,745
                                                                              2009   1.587       2.149     2,052,042
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08).......... 2012   0.850       0.956            --
                                                                              2011   0.870       0.850        81,542
                                                                              2010   0.803       0.870        89,939
                                                                              2009   0.565       0.803        82,364
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/08)................. 2013   2.049       2.570            --
                                                                              2012   1.713       2.049       177,899
                                                                              2011   1.894       1.713       163,854
                                                                              2010   1.656       1.894       123,395
                                                                              2009   1.200       1.656        98,593
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13)................. 2018   1.615       1.386     2,777,917
                                                                              2017   1.195       1.615     3,400,194
                                                                              2016   1.207       1.195     3,914,760
                                                                              2015   1.175       1.207     4,664,861
                                                                              2014   1.165       1.175     5,692,328
                                                                              2013   1.015       1.165     6,757,419
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............ 2018   1.356       1.310       140,920

                                BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   1.323       1.356        155,325
                                                                          2016   1.274       1.323        226,659
                                                                          2015   1.330       1.274        315,970
                                                                          2014   1.306       1.330        507,470
                                                                          2013   1.453       1.306        947,291
                                                                          2012   1.347       1.453      1,909,607
                                                                          2011   1.224       1.347      1,999,399
                                                                          2010   1.148       1.224      1,244,923
                                                                          2009   0.983       1.148      1,375,849
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.954       1.925        880,002
                                                                          2017   1.895       1.954        919,456
                                                                          2016   1.871       1.895      1,155,063
                                                                          2015   1.895       1.871      1,852,917
                                                                          2014   1.843       1.895      2,264,639
                                                                          2013   1.903       1.843      2,866,776
                                                                          2012   1.765       1.903      4,238,065
                                                                          2011   1.733       1.765      6,434,557
                                                                          2010   1.623       1.733      9,909,314
                                                                          2009   1.453       1.623     11,426,387
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   2.257       2.272             --
                                                                          2015   2.285       2.257            957
                                                                          2014   2.082       2.285          2,094
                                                                          2013   1.585       2.082          6,031
                                                                          2012   1.452       1.585         50,362
                                                                          2011   1.541       1.452        192,178
                                                                          2010   1.344       1.541        346,278
                                                                          2009   1.099       1.344        369,786
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   2.496       2.561             --
                                                                          2015   2.562       2.496        433,581
                                                                          2014   2.482       2.562        631,353
                                                                          2013   2.476       2.482        862,344
                                                                          2012   2.247       2.476      1,040,037
                                                                          2011   2.197       2.247      1,537,711
                                                                          2010   1.984       2.197      2,566,007
                                                                          2009   1.510       1.984      3,222,141
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   0.493       0.515             --
                                                                          2012   0.445       0.493      1,218,350
                                                                          2011   0.550       0.445      1,315,845
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2018   1.918       1.720      1,879,686
                                                                          2017   1.661       1.918      2,145,115
                                                                          2016   1.452       1.661      2,614,639
                                                                          2015   1.525       1.452      2,980,497
                                                                          2014   1.364       1.525      3,709,319
                                                                          2013   1.033       1.364      4,628,960
                                                                          2012   0.887       1.033      5,887,235
                                                                          2011   0.936       0.887     10,810,815
                                                                          2010   0.811       0.936     19,851,521
                                                                          2009   0.694       0.811     24,012,047
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   1.671       1.499        476,299
                                                                          2017   1.446       1.671        511,093
                                                                          2016   1.262       1.446        744,410
                                                                          2015   1.325       1.262      1,108,198
                                                                          2014   1.212       1.325      1,381,123
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)........ 2018   2.117       1.878        121,711
                                                                          2017   1.959       2.117        129,486
                                                                          2016   1.719       1.959        155,510
                                                                          2015   1.913       1.719        241,920
                                                                          2014   1.767       1.913        477,612
                                                                          2013   1.374       1.767        558,522
                                                                          2012   1.214       1.374        593,212
                                                                          2011   1.277       1.214      1,324,942
                                                                          2010   1.030       1.277      2,165,806
                                                                          2009   0.825       1.030      2,543,891
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................ 2018   1.989       1.956        351,914

                                 BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   1.936       1.989        437,345
                                                                           2016   1.902       1.936        650,900
                                                                           2015   1.915       1.902        554,729
                                                                           2014   1.812       1.915        761,675
                                                                           2013   1.850       1.812        879,988
                                                                           2012   1.743       1.850      1,519,095
                                                                           2011   1.657       1.743      2,500,569
                                                                           2010   1.549       1.657      3,555,138
                                                                           2009   1.434       1.549      4,443,106
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   3.032       3.065      1,057,366
                                                                           2017   2.293       3.032        976,507
                                                                           2016   2.321       2.293      1,294,285
                                                                           2015   2.213       2.321      1,397,566
                                                                           2014   2.058       2.213      1,874,273
                                                                           2013   1.554       2.058      2,319,449
                                                                           2012   1.376       1.554      3,437,350
                                                                           2011   1.531       1.376      7,570,122
                                                                           2010   1.295       1.531     13,491,637
                                                                           2009   1.026       1.295     17,493,502
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.027       2.110             --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2018   1.104       1.108      1,915,004
                                                                           2017   1.111       1.104      2,675,277
                                                                           2016   1.123       1.111      2,828,626
                                                                           2015   1.138       1.123      3,646,113
                                                                           2014   1.152       1.138      4,882,100
                                                                           2013   1.167       1.152      6,791,316
                                                                           2012   1.183       1.167      9,383,762
                                                                           2011   1.198       1.183     21,398,194
                                                                           2010   1.209       1.198     33,699,027
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.480       1.423        220,264
                                                                           2017   1.402       1.480      1,016,864
                                                                           2016   1.359       1.402      1,249,224
                                                                           2015   1.385       1.359      1,297,208
                                                                           2014   1.343       1.385      1,807,618
                                                                           2013   1.305       1.343      2,183,656
                                                                           2012   1.211       1.305      3,205,012
                                                                           2011   1.188       1.211      2,990,464
                                                                           2010   1.093       1.188      3,678,320
                                                                           2009   0.919       1.093      3,051,789
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.569       1.481         58,155
                                                                           2017   1.437       1.569        194,838
                                                                           2016   1.372       1.437        319,530
                                                                           2015   1.405       1.372        518,439
                                                                           2014   1.357       1.405        745,697
                                                                           2013   1.239       1.357      1,793,497
                                                                           2012   1.126       1.239      2,347,220
                                                                           2011   1.129       1.126      2,667,434
                                                                           2010   1.026       1.129      2,874,192
                                                                           2009   0.840       1.026      2,872,537
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2018   1.637       1.517      7,182,939
                                                                           2017   1.446       1.637      9,443,960
                                                                           2016   1.367       1.446     10,038,386
                                                                           2015   1.403       1.367     11,355,917
                                                                           2014   1.353       1.403     12,683,966
                                                                           2013   1.162       1.353     16,001,032
                                                                           2012   1.039       1.162     15,254,988
                                                                           2011   1.068       1.039     15,109,022
                                                                           2010   0.956       1.068     17,557,990
                                                                           2009   0.765       0.956     15,625,705
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....... 2018   1.686       1.529      4,006,268
                                                                           2017   1.433       1.686      5,199,987
                                                                           2016   1.343       1.433      7,097,299
                                                                           2015   1.384       1.343      7,132,722
                                                                           2014   1.332       1.384      8,502,340
                                                                           2013   1.086       1.332     10,628,301
                                                                           2012   0.953       1.086     10,579,837
                                                                           2011   1.004       0.953     11,809,727
                                                                           2010   0.886       1.004     13,650,455
                                                                           2009   0.696       0.886     13,663,307

                              BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.959
                                                                                           2017   1.724
                                                                                           2016   1.632
                                                                                           2015   1.612
                                                                                           2014   1.477
                                                                                           2013   1.241
                                                                                           2012   1.119
                                                                                           2011   1.092
                                                                                           2010   1.009
                                                                                           2009   0.868
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.102
                                                                                           2017   1.788
                                                                                           2016   1.688
                                                                                           2015   1.670
                                                                                           2014   1.529
                                                                                           2013   1.158
                                                                                           2012   1.040
                                                                                           2011   1.098
                                                                                           2010   0.993
                                                                                           2009   0.762
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.956
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.835
                                                                                           2012   1.607
                                                                                           2011   1.737
                                                                                           2010   1.537
                                                                                           2009   1.280
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2018   1.296
                                                                                           2017   1.049
                                                                                           2016   1.010
                                                                                           2015   0.995
                                                                                           2014   0.908
                                                                                           2013   0.693
                                                                                           2012   0.634
                                                                                           2011   0.663
                                                                                           2010   0.583
                                                                                           2009   0.396
 BHFTII Jennison Growth Subaccount (Class A) (4/12)....................................... 2018   1.962
                                                                                           2017   1.447
                                                                                           2016   1.464
                                                                                           2015   1.339
                                                                                           2014   1.244
                                                                                           2013   0.920
                                                                                           2012   0.950
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2012   0.844
                                                                                           2011   0.853
                                                                                           2010   0.776
                                                                                           2009   0.564
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.942
                                                                                           2010   0.825
                                                                                           2009   0.636
 BHFTII MetLife Stock Index Subaccount (Class A) (5/09)................................... 2018   2.321
                                                                                           2017   1.935
                                                                                           2016   1.755
                                                                                           2015   1.757
                                                                                           2014   1.571
                                                                                           2013   1.205
                                                                                           2012   1.055
                                                                                           2011   1.049
                                                                                           2010   0.926
                                                                                           2009   0.750
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 2018   2.033



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.861        125,269
                                                                                           1.959        139,381
                                                                                           1.724        414,964
                                                                                           1.632        456,262
                                                                                           1.612        896,567
                                                                                           1.477        285,103
                                                                                           1.241        230,653
                                                                                           1.119        192,755
                                                                                           1.092        124,909
                                                                                           1.009         98,357
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.073        246,503
                                                                                           2.102        346,227
                                                                                           1.788        551,545
                                                                                           1.688        508,349
                                                                                           1.670        806,869
                                                                                           1.529      1,172,881
                                                                                           1.158      1,562,294
                                                                                           1.040      3,626,884
                                                                                           1.098      5,368,233
                                                                                           0.993      6,327,133
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.999             10
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2.022             --
                                                                                           1.835      2,071,583
                                                                                           1.607      2,765,167
                                                                                           1.737      4,791,217
                                                                                           1.537      5,467,523
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 1.206      1,867,947
                                                                                           1.296      2,101,031
                                                                                           1.049      2,240,899
                                                                                           1.010      2,529,362
                                                                                           0.995      3,123,390
                                                                                           0.908      3,533,163
                                                                                           0.693      4,539,462
                                                                                           0.634      8,084,131
                                                                                           0.663     12,172,827
                                                                                           0.583     13,770,208
 BHFTII Jennison Growth Subaccount (Class A) (4/12)....................................... 1.943        423,710
                                                                                           1.962        471,766
                                                                                           1.447        431,277
                                                                                           1.464        561,598
                                                                                           1.339        404,645
                                                                                           1.244        577,375
                                                                                           0.920        641,870
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 0.962          8,232
                                                                                           0.844        966,333
                                                                                           0.853      1,064,480
                                                                                           0.776      1,311,531
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 1.022             --
                                                                                           0.942      4,893,604
                                                                                           0.825      5,061,384
 BHFTII MetLife Stock Index Subaccount (Class A) (5/09)................................... 2.185      1,889,330
                                                                                           2.321      2,131,088
                                                                                           1.935      2,705,551
                                                                                           1.755      3,008,661
                                                                                           1.757      3,593,405
                                                                                           1.571      4,028,904
                                                                                           1.205      5,708,323
                                                                                           1.055      9,016,727
                                                                                           1.049     14,424,993
                                                                                           0.926      8,207,661
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 1.961             --

                              BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.918
                                                                                           2016   1.646
                                                                                           2015   1.777
                                                                                           2014   1.641
                                                                                           2013   1.262
                                                                                           2012   1.122
                                                                                           2011   1.114
                                                                                           2010   1.036
                                                                                           2009   0.945
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2018   3.543
                                                                                           2017   3.198
                                                                                           2016   2.973
                                                                                           2015   3.023
                                                                                           2014   2.825
                                                                                           2013   2.410
                                                                                           2012   2.192
                                                                                           2011   2.173
                                                                                           2010   2.004
                                                                                           2009   1.715
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2018   2.856
                                                                                           2017   2.452
                                                                                           2016   2.171
                                                                                           2015   2.203
                                                                                           2014   2.014
                                                                                           2013   1.503
                                                                                           2012   1.306
                                                                                           2011   1.312
                                                                                           2010   1.193
                                                                                           2009   1.000
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 2018   4.576
                                                                                           2017   4.005
                                                                                           2016   3.418
                                                                                           2015   3.443
                                                                                           2014   3.488
                                                                                           2013   2.787
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2018   2.598
                                                                                           2017   1.972
                                                                                           2016   1.968
                                                                                           2015   1.804
                                                                                           2014   1.679
                                                                                           2013   1.226
                                                                                           2012   1.047
                                                                                           2011   1.075
                                                                                           2010   0.933
                                                                                           2009   0.661
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018   3.264
                                                                                           2017   2.698
                                                                                           2016   2.452
                                                                                           2015   2.424
                                                                                           2014   2.303
                                                                                           2013   1.618
                                                                                           2012   1.415
                                                                                           2011   1.413
                                                                                           2010   1.063
                                                                                           2009   0.777
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   1.938
   .
                                                                                           2017   1.814
                                                                                           2016   1.746
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018   1.268
                                                                                           2017   1.259
                                                                                           2016   1.257
                                                                                           2015   1.264
                                                                                           2014   1.244
                                                                                           2013   1.268
                                                                                           2012   1.241
                                                                                           2011   1.190
                                                                                           2010   1.137
                                                                                           2009   1.103



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.033         41,102
                                                                                           1.918         39,322
                                                                                           1.646         68,776
                                                                                           1.777         70,179
                                                                                           1.641         89,705
                                                                                           1.262        126,205
                                                                                           1.122        221,368
                                                                                           1.114        139,993
                                                                                           1.036         61,728
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 3.296      1,183,047
                                                                                           3.543      1,319,708
                                                                                           3.198      1,663,578
                                                                                           2.973      2,008,207
                                                                                           3.023      2,636,980
                                                                                           2.825      3,145,105
                                                                                           2.410      3,997,834
                                                                                           2.192      6,398,691
                                                                                           2.173     10,017,498
                                                                                           2.004     11,933,566
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2.535        924,078
                                                                                           2.856      1,119,535
                                                                                           2.452      1,348,226
                                                                                           2.171      1,539,555
                                                                                           2.203      1,926,644
                                                                                           2.014      2,605,214
                                                                                           1.503      1,144,577
                                                                                           1.306      2,112,750
                                                                                           1.312      3,278,631
                                                                                           1.193      3,622,554
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 4.214         99,411
                                                                                           4.576        103,796
                                                                                           4.005        130,373
                                                                                           3.418        183,987
                                                                                           3.443        246,379
                                                                                           3.488        398,184
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2.535        523,989
                                                                                           2.598        614,636
                                                                                           1.972        833,306
                                                                                           1.968      1,135,112
                                                                                           1.804      1,311,688
                                                                                           1.679      1,702,634
                                                                                           1.226      1,940,003
                                                                                           1.047      2,542,898
                                                                                           1.075      3,295,036
                                                                                           0.933      3,778,580
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 3.003        889,929
                                                                                           3.264        867,857
                                                                                           2.698      1,262,308
                                                                                           2.452      1,520,913
                                                                                           2.424      1,840,262
                                                                                           2.303      2,270,869
                                                                                           1.618      3,022,901
                                                                                           1.415      5,375,658
                                                                                           1.413      7,816,583
                                                                                           1.063      8,473,760
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 1.840        332,195
   .
                                                                                           1.938        447,698
                                                                                           1.814        624,367
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 1.266        492,463
                                                                                           1.268        623,242
                                                                                           1.259      1,059,850
                                                                                           1.257      1,269,430
                                                                                           1.264      1,575,440
                                                                                           1.244      2,135,006
                                                                                           1.268      2,705,000
                                                                                           1.241      4,375,374
                                                                                           1.190      6,050,925
                                                                                           1.137      6,823,795

                                  BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)....... 2018   3.044       2.805        414,795
                                                                             2017   2.536       3.044        559,652
                                                                             2016   2.385       2.536        688,330
                                                                             2015   2.406       2.385      1,165,772
                                                                             2014   2.183       2.406      1,793,128
                                                                             2013   1.689       2.183      2,309,588
                                                                             2012   1.473       1.689      2,967,387
                                                                             2011   1.535       1.473      5,164,998
                                                                             2010   1.330       1.535      7,733,255
                                                                             2009   0.995       1.330      9,265,313
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2016   3.196       3.531        700,945
                                                                             2015   3.291       3.196        862,415
                                                                             2014   3.145       3.291      1,250,029
                                                                             2013   2.345       3.145      1,829,790
                                                                             2012   2.074       2.345      2,647,200
                                                                             2011   2.356       2.074      4,581,677
                                                                             2010   1.857       2.356      7,667,248
                                                                             2009   1.346       1.857      9,000,472
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2016   1.720       1.768        164,729
                                                                             2015   1.790       1.720        248,145
                                                                             2014   1.687       1.790        304,833
                                                                             2013   1.237       1.687        514,004
                                                                             2012   1.131       1.237        853,470
                                                                             2011   1.204       1.131      1,395,992
                                                                             2010   0.955       1.204      1,969,799
                                                                             2009   0.674       0.955      2,258,515
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2018   3.482       2.894        127,369
                                                                             2017   2.512       3.482        137,273
                                                                             2016   2.167       2.512        161,036
                                                                             2015   2.731       2.167        209,030
                                                                             2014   3.020       2.731        394,570
                                                                             2013   3.088       3.020        611,501
                                                                             2012   2.765       3.088        857,464
                                                                             2011   3.328       2.765      1,689,050
                                                                             2010   2.868       3.328      3,010,383
                                                                             2009   1.683       2.868      3,541,673
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2018   1.798       1.501        256,107
                                                                             2017   1.561       1.798        299,198
                                                                             2016   1.476       1.561        344,068
                                                                             2015   1.599       1.476        427,065
                                                                             2014   1.823       1.599        563,754
                                                                             2013   1.502       1.823        686,703
                                                                             2012   1.287       1.502      1,211,761
                                                                             2011   1.459       1.287      2,393,096
                                                                             2010   1.363       1.459      3,982,079
                                                                             2009   1.008       1.363      4,815,991
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)........ 2010   1.107       1.123             --
                                                                             2009   0.892       1.107        846,541
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00).............. 2018   1.511       1.482      1,686,331
                                                                             2017   1.205       1.511      1,744,885
                                                                             2016   1.089       1.205      1,938,126
                                                                             2015   1.063       1.089      2,214,272
                                                                             2014   0.959       1.063      3,402,471
                                                                             2013   0.736       0.959      3,680,523
                                                                             2012   0.637       0.736      4,760,174
                                                                             2011   0.657       0.637      7,464,584
                                                                             2010   0.530       0.657     12,963,279
                                                                             2009   0.372       0.530     13,437,706
 Janus Henderson Global Technology Subaccount (Service Shares) (5/00)....... 2011   0.515       0.552             --
                                                                             2010   0.420       0.515      1,866,312
                                                                             2009   0.271       0.420      2,216,019
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)............................ 2010   0.986       1.050             --
                                                                             2009   0.793       0.986      7,585,516

                                    BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2018   2.696       2.564        442,141
                                                                                  2017   2.548       2.696        521,579
                                                                                  2016   2.391       2.548        511,492
                                                                                  2015   2.442       2.391        612,901
                                                                                  2014   2.287       2.442        697,082
                                                                                  2013   2.312       2.287        853,669
                                                                                  2012   2.047       2.312      1,027,467
                                                                                  2011   1.971       2.047      1,948,627
                                                                                  2010   1.791       1.971      4,033,414
                                                                                  2009   1.357       1.791      4,884,811
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.094       2.346             --
                                                                                  2010   1.973       2.094      9,096,637
                                                                                  2009   1.528       1.973     12,052,664
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2018   2.423       2.192        330,037
                                                                                  2017   2.110       2.423        418,898
                                                                                  2016   2.113       2.110        667,400
                                                                                  2015   2.178       2.113        966,025
                                                                                  2014   1.833       2.178      1,351,357
                                                                                  2013   1.256       1.833      1,771,099
                                                                                  2012   1.072       1.256      2,204,937
                                                                                  2011   1.060       1.072      8,897,041
                                                                                  2010   0.859       1.060     20,678,263
                                                                                  2009   0.647       0.859     26,443,516
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.203       1.210             --
                                                                                  2013   0.922       1.203      1,748,257
                                                                                  2012   0.812       0.922      2,047,811
                                                                                  2011   0.877       0.812      3,884,818
                                                                                  2010   0.762       0.877      5,865,471
                                                                                  2009   0.597       0.762      6,950,854
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2018   3.028       2.936        738,741
                                                                                  2017   2.566       3.028      1,056,842
                                                                                  2016   2.368       2.566      1,256,670
                                                                                  2015   2.361       2.368      1,339,316
                                                                                  2014   2.155       2.361      1,585,680
                                                                                  2013   1.679       2.155      1,852,830
                                                                                  2012   1.467       1.679      2,263,684
                                                                                  2011   1.449       1.467      4,459,451
                                                                                  2010   1.303       1.449      6,789,393
                                                                                  2009   1.081       1.303      8,447,866
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2018   2.644       2.483        260,791
                                                                                  2017   2.247       2.644        285,052
                                                                                  2016   1.980       2.247        304,207
                                                                                  2015   2.096       1.980        367,738
                                                                                  2014   1.869       2.096        440,684
                                                                                  2013   1.504       1.869        496,877
                                                                                  2012   1.334       1.504        622,756
                                                                                  2011   1.252       1.334      1,566,940
                                                                                  2010   1.130       1.252      2,876,435
                                                                                  2009   0.932       1.130      3,588,547
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2018   4.162       4.108        150,100
                                                                                  2017   3.352       4.162        175,071
                                                                                  2016   3.162       3.352        218,652
                                                                                  2015   2.918       3.162        285,168
                                                                                  2014   2.593       2.918        321,680
                                                                                  2013   1.906       2.593        443,350
                                                                                  2012   1.604       1.906        741,953
                                                                                  2011   1.636       1.604      1,499,097
                                                                                  2010   1.509       1.636      2,460,724
                                                                                  2009   1.074       1.509      2,869,982
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2018   3.139       2.823        108,883

                             BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                    UNIT
                                                                                                   VALUE
                                                                                                     AT
                                                                                                 BEGINNING
PORTFOLIO NAME                                                                            YEAR    OF YEAR
---------------------------------------------------------------------------------------- ------ -----------
                                                                                         2017   2.769
                                                                                         2016   2.482
                                                                                         2015   2.589
                                                                                         2014   2.348
                                                                                         2013   1.797
                                                                                         2012   1.563
                                                                                         2011   1.509
                                                                                         2010   1.396
                                                                                         2009   1.136
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2018   3.008
                                                                                         2017   2.452
                                                                                         2016   2.348
                                                                                         2015   2.488
                                                                                         2014   2.421
                                                                                         2013   1.668
                                                                                         2012   1.415
                                                                                         2011   1.414
                                                                                         2010   1.144
                                                                                         2009   0.812
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.810
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   1.008
                                                                                         2010   0.935
                                                                                         2009   0.807
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2018   2.680
                                                                                         2017   2.499
                                                                                         2016   2.190
                                                                                         2015   2.356
                                                                                         2014   2.415
                                                                                         2013   2.302
                                                                                         2012   1.971
                                                                                         2011   1.963
                                                                                         2010   1.731
                                                                                         2009   1.127
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.214
                                                                                         2009   1.227
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........................ 2009   1.401
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........................... 2018   2.059
                                                                                         2017   1.786
                                                                                         2016   1.704
                                                                                         2015   1.756
                                                                                         2014   1.627
                                                                                         2013   1.389
                                                                                         2012   1.271
                                                                                         2011   1.288
                                                                                         2010   1.163
                                                                                         2009   0.959
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................................... 2009   1.044



                                                                                           UNIT       NUMBER OF
                                                                                           VALUE        UNITS
                                                                                            AT       OUTSTANDING
                                                                                          END OF         AT
PORTFOLIO NAME                                                                             YEAR      END OF YEAR
---------------------------------------------------------------------------------------- -------- ----------------
                                                                                         3.139         126,312
                                                                                         2.769         183,819
                                                                                         2.482         342,980
                                                                                         2.589         408,652
                                                                                         2.348         577,601
                                                                                         1.797         979,595
                                                                                         1.563       2,060,472
                                                                                         1.509       3,965,082
                                                                                         1.396       5,243,621
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 3.071         110,976
                                                                                         3.008         162,334
                                                                                         2.452         192,923
                                                                                         2.348         335,834
                                                                                         2.488         374,181
                                                                                         2.421         439,884
                                                                                         1.668         573,052
                                                                                         1.415         949,874
                                                                                         1.414       1,356,167
                                                                                         1.144       1,867,734
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 0.789              25
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 0.997              --
                                                                                         1.008         855,056
                                                                                         0.935         582,646
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2.541         174,394
                                                                                         2.680         216,328
                                                                                         2.499         242,260
                                                                                         2.190         275,841
                                                                                         2.356         338,987
                                                                                         2.415         420,993
                                                                                         2.302         865,669
                                                                                         1.971       1,518,947
                                                                                         1.963       2,092,112
                                                                                         1.731       2,325,267
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 1.209              --
                                                                                         1.214       44,192,985
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........................ 1.449               8
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........................... 2.013          17,719
                                                                                         2.059          17,808
                                                                                         1.786          32,803
                                                                                         1.704          43,954
                                                                                         1.756         149,260
                                                                                         1.627         207,538
                                                                                         1.389         275,590
                                                                                         1.271         645,319
                                                                                         1.288       1,146,284
                                                                                         1.163       1,422,817
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................................... 1.014                (2)


Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust - MFS(Reg. TM) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund - Class A was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series - Global Technology Portfolio - Service Shares was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Templeton Growth Fund, Inc. Portfolio - Class A was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio - Class B was merged into Met Investors Series
Trust-Oppenheimer Global Equity Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class B was exchanged for Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/30/2018, BHFT II-BlackRock Large Cap Value Portfolio merged into BHFT II-MFS Value Portfolio and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                                      UGVA
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                      UGVA -- SEPARATE ACCOUNT CHARGES 1.00%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................. 2018   3.137       2.825            44
                                                                           2017   2.410       3.137            44
                                                                           2016   2.420       2.410            44
                                                                           2015   2.285       2.420            44
                                                                           2014   2.256       2.285         2,595
                                                                           2013   1.764       2.256         2,916
                                                                           2012   1.454       1.764         3,108
                                                                           2011   1.612       1.454       123,782
                                                                           2010   1.457       1.612       567,860
                                                                           2009   1.034       1.457       552,897
 American Funds Growth Subaccount (Class 2) (5/04)........................ 2018   3.051       3.013            79
                                                                           2017   2.402       3.051           724
                                                                           2016   2.216       2.402           724
                                                                           2015   2.095       2.216           724
                                                                           2014   1.950       2.095         1,924
                                                                           2013   1.514       1.950         1,924
                                                                           2012   1.297       1.514         2,475
                                                                           2011   1.369       1.297       360,164
                                                                           2010   1.165       1.369     1,265,051
                                                                           2009   0.844       1.165     1,391,413
 American Funds Growth-Income Subaccount (Class 2) (5/04)................. 2018   2.606       2.534            --
                                                                           2017   2.151       2.606           679
                                                                           2016   1.948       2.151           679
                                                                           2015   1.939       1.948           679
                                                                           2014   1.771       1.939         1,855
                                                                           2013   1.340       1.771         2,677
                                                                           2012   1.152       1.340         2,677
                                                                           2011   1.185       1.152        93,482
                                                                           2010   1.074       1.185       807,230
                                                                           2009   0.827       1.074       886,245
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)............. 2013   2.468       2.626            --
                                                                           2012   2.038       2.468         5,044
                                                                           2011   2.466       2.038       164,852
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2018   2.674       2.582            --
                                                                           2017   2.497       2.674            --
                                                                           2016   2.205       2.497            --
                                                                           2015   2.311       2.205            --
                                                                           2014   2.255       2.311         1,416
                                                                           2013   2.072       2.255         1,416
                                                                           2012   1.790       2.072         1,416
                                                                           2011   1.762       1.790        45,570
                                                                           2010   1.531       1.762       211,372
                                                                           2009   1.050       1.531       212,297
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2018   1.744       1.553           138
                                                                           2017   1.433       1.744           138
                                                                           2016   1.328       1.433           138
                                                                           2015   1.369       1.328           138
                                                                           2014   1.316       1.369           138
                                                                           2013   1.026       1.316           138
                                                                           2012   0.888       1.026           138
                                                                           2011   1.034       0.888        67,247
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)........... 2018   3.354       2.815           812

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2017   3.033       3.354           812
                                                                                    2016   2.334       3.033           812
                                                                                    2015   2.492       2.334           812
                                                                                    2014   2.475       2.492         5,209
                                                                                    2013   1.887       2.475         5,209
                                                                                    2012   1.616       1.887         9,111
                                                                                    2011   1.793       1.616       209,819
                                                                                    2010   1.510       1.793       372,066
                                                                                    2009   1.207       1.510       392,236
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.771       0.735            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2018   2.224       2.064            --
                                                                                    2017   1.843       2.224            --
                                                                                    2016   1.719       1.843            --
                                                                                    2015   1.662       1.719            --
                                                                                    2014   1.477       1.662         8,983
                                                                                    2013   1.112       1.477        17,950
                                                                                    2012   0.990       1.112        17,950
                                                                                    2011   0.998       0.990        58,270
                                                                                    2010   0.895       0.998       371,664
                                                                                    2009   0.758       0.895       341,583
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2018   1.343       1.219            --
                                                                                    2017   1.223       1.343            --
                                                                                    2016   1.221       1.223            --
                                                                                    2015   1.248       1.221            --
                                                                                    2014   1.109       1.248         9,057
                                                                                    2013   1.080       1.109         9,057
                                                                                    2012   0.864       1.080        16,003
                                                                                    2011   0.921       0.864        88,649
                                                                                    2010   0.800       0.921       449,487
                                                                                    2009   0.598       0.800       441,952
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   4.044       4.219            --
                                                                                    2013   3.164       4.044         9,059
                                                                                    2012   2.602       3.164        11,625
                                                                                    2011   2.835       2.602       162,578
                                                                                    2010   2.611       2.835       898,465
                                                                                    2009   1.841       2.611     1,172,476
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 2018   5.424       5.004         2,019
                                                                                    2017   4.615       5.424         2,019
                                                                                    2016   4.527       4.615         2,019
                                                                                    2015   4.753       4.527         2,019
                                                                                    2014   4.207       4.753         2,019
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2018   3.099       2.340         3,062
                                                                                    2017   2.394       3.099         3,062
                                                                                    2016   2.230       2.394         3,062
                                                                                    2015   2.354       2.230         3,062
                                                                                    2014   2.516       2.354         4,867
                                                                                    2013   1.943       2.516         4,867
                                                                                    2012   1.516       1.943         4,867
                                                                                    2011   1.780       1.516       161,005
                                                                                    2010   1.541       1.780       787,088
                                                                                    2009   1.001       1.541       943,213
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2018   3.190       2.774            --
                                                                                    2017   2.730       3.190            --
                                                                                    2016   2.351       2.730            --
                                                                                    2015   2.525       2.351            --
                                                                                    2014   2.333       2.525            --
                                                                                    2013   1.741       2.333            --
                                                                                    2012   1.483       1.741           860
                                                                                    2011   1.521       1.483         8,001
                                                                                    2010   1.337       1.521       168,017
                                                                                    2009   1.067       1.337       159,751
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)...................... 2016   1.898       1.959            --

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.954       1.898            --
                                                                          2014   1.877       1.954            48
                                                                          2013   1.753       1.877            48
                                                                          2012   1.564       1.753            48
                                                                          2011   1.507       1.564       102,677
                                                                          2010   1.345       1.507       156,395
                                                                          2009   0.991       1.345       125,371
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)........................... 2013   2.666       2.896            --
                                                                          2012   2.551       2.666            --
                                                                          2011   2.716       2.551        54,649
                                                                          2010   2.226       2.716       113,304
                                                                          2009   1.639       2.226       118,017
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13)............. 2018   1.638       1.410            --
                                                                          2017   1.208       1.638            13
                                                                          2016   1.216       1.208            13
                                                                          2015   1.181       1.216            13
                                                                          2014   1.167       1.181         4,082
                                                                          2013   1.015       1.167         4,082
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   2.055       2.029         3,373
                                                                          2017   1.986       2.055         3,373
                                                                          2016   1.955       1.986         3,373
                                                                          2015   1.974       1.955         3,373
                                                                          2014   1.914       1.974         5,418
                                                                          2013   1.971       1.914         5,418
                                                                          2012   1.822       1.971        21,626
                                                                          2011   1.784       1.822       127,586
                                                                          2010   1.666       1.784       973,461
                                                                          2009   1.489       1.666     1,200,948
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   2.344       2.363            --
                                                                          2015   2.366       2.344            --
                                                                          2014   2.150       2.366            --
                                                                          2013   1.632       2.150            --
                                                                          2012   1.491       1.632            --
                                                                          2011   1.577       1.491        27,203
                                                                          2010   1.371       1.577        86,275
                                                                          2009   1.118       1.371        76,582
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   2.659       2.730            --
                                                                          2015   2.721       2.659            --
                                                                          2014   2.627       2.721            --
                                                                          2013   2.613       2.627            --
                                                                          2012   2.365       2.613            --
                                                                          2011   2.305       2.365        52,475
                                                                          2010   2.075       2.305       234,471
                                                                          2009   1.575       2.075       257,992
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2018   1.986       1.786           531
                                                                          2017   1.715       1.986           531
                                                                          2016   1.494       1.715           531
                                                                          2015   1.566       1.494           531
                                                                          2014   1.396       1.566        11,845
                                                                          2013   1.054       1.396        11,845
                                                                          2012   0.902       1.054        19,919
                                                                          2011   0.950       0.902       755,755
                                                                          2010   0.820       0.950     1,758,959
                                                                          2009   0.699       0.820     1,787,154
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   1.741       1.568            50
                                                                          2017   1.502       1.741            50
                                                                          2016   1.307       1.502            50
                                                                          2015   1.368       1.307            50
                                                                          2014   1.249       1.368            50
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)........ 2018   2.206       1.962            --

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   2.035       2.206            --
                                                                           2016   1.780       2.035            --
                                                                           2015   1.975       1.780            --
                                                                           2014   1.819       1.975            --
                                                                           2013   1.410       1.819            --
                                                                           2012   1.242       1.410            --
                                                                           2011   1.303       1.242        52,872
                                                                           2010   1.048       1.303       285,268
                                                                           2009   0.837       1.048       268,637
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   2.122       2.093         2,887
                                                                           2017   2.059       2.122         2,887
                                                                           2016   2.016       2.059         2,887
                                                                           2015   2.025       2.016         2,887
                                                                           2014   1.910       2.025         2,887
                                                                           2013   1.944       1.910         4,122
                                                                           2012   1.826       1.944         4,122
                                                                           2011   1.730       1.826       137,278
                                                                           2010   1.613       1.730       229,392
                                                                           2009   1.489       1.613       179,956
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   3.248       3.293            89
                                                                           2017   2.449       3.248            89
                                                                           2016   2.472       2.449            89
                                                                           2015   2.349       2.472            89
                                                                           2014   2.179       2.349         5,653
                                                                           2013   1.640       2.179        38,695
                                                                           2012   1.448       1.640        53,668
                                                                           2011   1.606       1.448       409,389
                                                                           2010   1.354       1.606     1,671,992
                                                                           2009   1.071       1.354     1,747,869
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2018   1.173       1.180        26,769
                                                                           2017   1.176       1.173        26,769
                                                                           2016   1.185       1.176        26,769
                                                                           2015   1.197       1.185        36,216
                                                                           2014   1.209       1.197        76,791
                                                                           2013   1.221       1.209        88,952
                                                                           2012   1.234       1.221       110,369
                                                                           2011   1.246       1.234     2,490,530
                                                                           2010   1.254       1.246     4,182,348
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.533       1.478            --
                                                                           2017   1.448       1.533            --
                                                                           2016   1.399       1.448            --
                                                                           2015   1.421       1.399            --
                                                                           2014   1.374       1.421            --
                                                                           2013   1.331       1.374            --
                                                                           2012   1.231       1.331            --
                                                                           2011   1.205       1.231           608
                                                                           2010   1.106       1.205       138,558
                                                                           2009   0.927       1.106        51,661
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.625       1.538            --
                                                                           2017   1.484       1.625            --
                                                                           2016   1.413       1.484            --
                                                                           2015   1.442       1.413            --
                                                                           2014   1.388       1.442            --
                                                                           2013   1.264       1.388            --
                                                                           2012   1.146       1.264            --
                                                                           2011   1.145       1.146            17
                                                                           2010   1.037       1.145       181,210
                                                                           2009   0.847       1.037        29,326
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2018   1.696       1.576           213
                                                                           2017   1.493       1.696           213
                                                                           2016   1.408       1.493           213
                                                                           2015   1.440       1.408           213
                                                                           2014   1.385       1.440           213
                                                                           2013   1.185       1.385           213
                                                                           2012   1.057       1.185           213
                                                                           2011   1.083       1.057       129,667
                                                                           2010   0.966       1.083       752,831
                                                                           2009   0.771       0.966       288,654

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.746
                                                                                           2017   1.480
                                                                                           2016   1.382
                                                                                           2015   1.420
                                                                                           2014   1.363
                                                                                           2013   1.108
                                                                                           2012   0.970
                                                                                           2011   1.018
                                                                                           2010   0.896
                                                                                           2009   0.701
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.231
                                                                                           2017   1.893
                                                                                           2016   1.781
                                                                                           2015   1.757
                                                                                           2014   1.604
                                                                                           2013   1.212
                                                                                           2012   1.084
                                                                                           2011   1.141
                                                                                           2010   1.029
                                                                                           2009   0.788
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.997
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.935
                                                                                           2012   1.690
                                                                                           2011   1.821
                                                                                           2010   1.607
                                                                                           2009   1.334
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2018   1.362
                                                                                           2017   1.099
                                                                                           2016   1.055
                                                                                           2015   1.036
                                                                                           2014   0.943
                                                                                           2013   0.718
                                                                                           2012   0.654
                                                                                           2011   0.682
                                                                                           2010   0.598
                                                                                           2009   0.405
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2018   2.132
                                                                                           2017   1.572
                                                                                           2016   1.590
                                                                                           2015   1.453
                                                                                           2014   1.349
                                                                                           2013   0.997
                                                                                           2012   0.871
                                                                                           2011   0.878
                                                                                           2010   0.797
                                                                                           2009   0.577
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 2018   1.852
                                                                                           2017   1.811
                                                                                           2016   1.788
                                                                                           2015   1.801
                                                                                           2014   1.719
                                                                                           2013   1.778
                                                                                           2012   1.728
                                                                                           2011   1.624
                                                                                           2010   1.547
                                                                                           2009   1.485
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.955
                                                                                           2010   0.834
                                                                                           2009   0.641
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07)..................... 2018   1.339



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.588         2,040
                                                                                           1.746         2,040
                                                                                           1.480         2,040
                                                                                           1.382         2,040
                                                                                           1.420         3,658
                                                                                           1.363         3,658
                                                                                           1.108         3,658
                                                                                           0.970       268,096
                                                                                           1.018       986,665
                                                                                           0.896       308,849
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.207            --
                                                                                           2.231            --
                                                                                           1.893            --
                                                                                           1.781            --
                                                                                           1.757            --
                                                                                           1.604        10,790
                                                                                           1.212        12,278
                                                                                           1.084       119,655
                                                                                           1.141       427,677
                                                                                           1.029       388,101
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 1.043            --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2.134            --
                                                                                           1.935         5,122
                                                                                           1.690       135,822
                                                                                           1.821       438,223
                                                                                           1.607       294,614
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 1.271            --
                                                                                           1.362            --
                                                                                           1.099            --
                                                                                           1.055            --
                                                                                           1.036            --
                                                                                           0.943        21,700
                                                                                           0.718        21,700
                                                                                           0.654       566,828
                                                                                           0.682       847,124
                                                                                           0.598     1,102,397
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2.113            --
                                                                                           2.132            --
                                                                                           1.572            --
                                                                                           1.590            --
                                                                                           1.453            --
                                                                                           1.349            --
                                                                                           0.997            --
                                                                                           0.871         6,847
                                                                                           0.878       105,989
                                                                                           0.797       188,425
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 1.830           215
                                                                                           1.852           215
                                                                                           1.811           215
                                                                                           1.788           215
                                                                                           1.801         2,427
                                                                                           1.719         2,427
                                                                                           1.778         6,860
                                                                                           1.728       334,518
                                                                                           1.624       378,733
                                                                                           1.547       383,663
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 1.037            --
                                                                                           0.955       609,023
                                                                                           0.834       280,859
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07)..................... 1.141            --

                                   UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   1.082       1.339            --
                                                                                2016   1.079       1.082            --
                                                                                2015   1.102       1.079            --
                                                                                2014   1.184       1.102            --
                                                                                2013   0.981       1.184            --
                                                                                2012   0.838       0.981            --
                                                                                2011   0.967       0.838        78,660
                                                                                2010   0.903       0.967       267,064
                                                                                2009   0.709       0.903       347,195
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2018   2.815       2.481            --
                                                                                2017   2.479       2.815            --
                                                                                2016   2.065       2.479            --
                                                                                2015   2.179       2.065            --
                                                                                2014   2.095       2.179         3,921
                                                                                2013   1.527       2.095         8,757
                                                                                2012   1.326       1.527        17,022
                                                                                2011   1.396       1.326       159,476
                                                                                2010   1.111       1.396       384,416
                                                                                2009   0.891       1.111       307,521
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)....................... 2018   2.439       2.303           629
                                                                                2017   2.027       2.439           629
                                                                                2016   1.833       2.027           629
                                                                                2015   1.830       1.833           629
                                                                                2014   1.631       1.830         1,289
                                                                                2013   1.247       1.631        14,478
                                                                                2012   1.089       1.247        16,829
                                                                                2011   1.080       1.089       385,010
                                                                                2010   0.950       1.080     1,345,434
                                                                                2009   0.760       0.950     1,804,981
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).................. 2018   3.797       3.543         3,826
                                                                                2017   3.417       3.797         3,826
                                                                                2016   3.167       3.417         3,826
                                                                                2015   3.211       3.167         3,826
                                                                                2014   2.991       3.211         6,145
                                                                                2013   2.544       2.991         6,667
                                                                                2012   2.307       2.544        24,096
                                                                                2011   2.280       2.307       420,807
                                                                                2010   2.096       2.280       754,307
                                                                                2009   1.789       2.096       823,561
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)......................... 2018   2.975       2.649            --
                                                                                2017   2.547       2.975            --
                                                                                2016   2.249       2.547            --
                                                                                2015   2.275       2.249            --
                                                                                2014   2.073       2.275         6,366
                                                                                2013   1.543       2.073         6,366
                                                                                2012   1.336       1.543         2,923
                                                                                2011   1.338       1.336        57,030
                                                                                2010   1.213       1.338       263,405
                                                                                2009   1.014       1.213       241,027
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)................... 2018   4.854       4.483            --
                                                                                2017   4.236       4.854            --
                                                                                2016   3.605       4.236            --
                                                                                2015   3.620       3.605            --
                                                                                2014   3.656       3.620            --
                                                                                2013   2.916       3.656            --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)............. 2018   2.691       2.633            --
                                                                                2017   2.036       2.691            --
                                                                                2016   2.026       2.036            --
                                                                                2015   1.852       2.026            --
                                                                                2014   1.718       1.852         1,650
                                                                                2013   1.251       1.718         1,650
                                                                                2012   1.065       1.251         1,650
                                                                                2011   1.090       1.065        25,044
                                                                                2010   0.943       1.090       179,934
                                                                                2009   0.666       0.943       199,774
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)............. 2018   3.466       3.198         5,813

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   2.857
                                                                                           2016   2.588
                                                                                           2015   2.551
                                                                                           2014   2.416
                                                                                           2013   1.693
                                                                                           2012   1.475
                                                                                           2011   1.469
                                                                                           2010   1.102
                                                                                           2009   0.803
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   2.056
   .
                                                                                           2017   1.919
                                                                                           2016   1.843
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 2018   1.845
   .
                                                                                           2017   1.845
                                                                                           2016   1.786
                                                                                           2015   1.841
                                                                                           2014   1.766
                                                                                           2013   1.769
                                                                                           2012   1.606
                                                                                           2011   1.580
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018   1.322
                                                                                           2017   1.307
                                                                                           2016   1.302
                                                                                           2015   1.306
                                                                                           2014   1.281
                                                                                           2013   1.301
                                                                                           2012   1.270
                                                                                           2011   1.214
                                                                                           2010   1.157
                                                                                           2009   1.118
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 2018   3.199
                                                                                           2017   2.657
                                                                                           2016   2.491
                                                                                           2015   2.506
                                                                                           2014   2.267
                                                                                           2013   1.748
                                                                                           2012   1.521
                                                                                           2011   1.580
                                                                                           2010   1.365
                                                                                           2009   1.018
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 2016   3.340
                                                                                           2015   3.429
                                                                                           2014   3.266
                                                                                           2013   2.428
                                                                                           2012   2.141
                                                                                           2011   2.426
                                                                                           2010   1.906
                                                                                           2009   1.377
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)..................... 2016   1.797
                                                                                           2015   1.865
                                                                                           2014   1.753
                                                                                           2013   1.281
                                                                                           2012   1.168
                                                                                           2011   1.239
                                                                                           2010   0.981
                                                                                           2009   0.690
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)...................... 2018   3.638
                                                                                           2017   2.617
                                                                                           2016   2.251
                                                                                           2015   2.828
                                                                                           2014   3.118
                                                                                           2013   3.179
                                                                                           2012   2.837
                                                                                           2011   3.406
                                                                                           2010   2.926
                                                                                           2009   1.712



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.466         5,813
                                                                                           2.857         5,813
                                                                                           2.588         5,813
                                                                                           2.551        11,203
                                                                                           2.416        36,244
                                                                                           1.693        61,839
                                                                                           1.475       454,803
                                                                                           1.469       900,935
                                                                                           1.102       967,963
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 1.958            --
   .
                                                                                           2.056            --
                                                                                           1.919            --
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 1.845            --
   .
                                                                                           1.845            --
                                                                                           1.845            --
                                                                                           1.786            --
                                                                                           1.841            --
                                                                                           1.766         7,262
                                                                                           1.769         7,262
                                                                                           1.606        56,728
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 1.323           211
                                                                                           1.322           211
                                                                                           1.307           211
                                                                                           1.302           211
                                                                                           1.306           211
                                                                                           1.281           211
                                                                                           1.301         5,877
                                                                                           1.270       229,166
                                                                                           1.214       562,302
                                                                                           1.157       472,862
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 2.956            84
                                                                                           3.199            84
                                                                                           2.657            84
                                                                                           2.491            84
                                                                                           2.506           167
                                                                                           2.267           167
                                                                                           1.748         4,000
                                                                                           1.521       112,504
                                                                                           1.580       497,022
                                                                                           1.365       569,582
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 3.701           342
                                                                                           3.340           342
                                                                                           3.429        12,002
                                                                                           3.266        12,002
                                                                                           2.428        12,737
                                                                                           2.141       213,607
                                                                                           2.426       608,961
                                                                                           1.906       686,971
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)..................... 1.853           160
                                                                                           1.797           160
                                                                                           1.865           257
                                                                                           1.753           257
                                                                                           1.281           964
                                                                                           1.168        22,012
                                                                                           1.239       122,942
                                                                                           0.981       136,338
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)...................... 3.033            --
                                                                                           3.638            --
                                                                                           2.617            --
                                                                                           2.251            --
                                                                                           2.828         1,911
                                                                                           3.118         1,911
                                                                                           3.179         1,911
                                                                                           2.837        53,702
                                                                                           3.406       277,271
                                                                                           2.926       333,538

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2018   1.874       1.568            --
                                                                                  2017   1.622       1.874            --
                                                                                  2016   1.528       1.622            --
                                                                                  2015   1.651       1.528            --
                                                                                  2014   1.876       1.651         1,779
                                                                                  2013   1.541       1.876         1,779
                                                                                  2012   1.317       1.541         3,825
                                                                                  2011   1.488       1.317       104,855
                                                                                  2010   1.387       1.488       421,308
                                                                                  2009   1.022       1.387       493,035
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00)................... 2018   1.593       1.567            16
                                                                                  2017   1.266       1.593            16
                                                                                  2016   1.141       1.266            16
                                                                                  2015   1.111       1.141            16
                                                                                  2014   0.999       1.111            16
                                                                                  2013   0.765       0.999            16
                                                                                  2012   0.660       0.765            16
                                                                                  2011   0.678       0.660       336,709
                                                                                  2010   0.546       0.678     1,027,925
                                                                                  2009   0.382       0.546     1,334,672
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)................... 2016   2.362       2.909            --
                                                                                  2015   2.643       2.362            --
                                                                                  2014   2.625       2.643            --
                                                                                  2013   1.975       2.625            --
                                                                                  2012   1.730       1.975           479
                                                                                  2011   1.881       1.730        90,159
                                                                                  2010   1.521       1.881       218,311
                                                                                  2009   1.156       1.521       256,910
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2018   2.889       2.755            --
                                                                                  2017   2.722       2.889           458
                                                                                  2016   2.546       2.722           458
                                                                                  2015   2.593       2.546           458
                                                                                  2014   2.422       2.593           677
                                                                                  2013   2.441       2.422           677
                                                                                  2012   2.154       2.441           868
                                                                                  2011   2.068       2.154        52,572
                                                                                  2010   1.873       2.068       260,828
                                                                                  2009   1.415       1.873       399,177
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.198       2.464            --
                                                                                  2010   2.064       2.198       481,496
                                                                                  2009   1.594       2.064       447,183
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2018   2.554       2.318         8,556
                                                                                  2017   2.219       2.554         9,319
                                                                                  2016   2.214       2.219         9,319
                                                                                  2015   2.276       2.214         9,319
                                                                                  2014   1.910       2.276        41,773
                                                                                  2013   1.305       1.910        76,389
                                                                                  2012   1.110       1.305       118,219
                                                                                  2011   1.095       1.110     1,297,456
                                                                                  2010   0.884       1.095     2,395,619
                                                                                  2009   0.664       0.884     2,521,637
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.238       1.247            --
                                                                                  2013   0.946       1.238            50
                                                                                  2012   0.831       0.946        19,588
                                                                                  2011   0.895       0.831        96,826
                                                                                  2010   0.776       0.895       634,934
                                                                                  2009   0.606       0.776       730,232
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2018   3.213       3.125           308

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2017   2.715       3.213           887
                                                                                         2016   2.498       2.715           887
                                                                                         2015   2.483       2.498           887
                                                                                         2014   2.260       2.483         1,074
                                                                                         2013   1.756       2.260         5,738
                                                                                         2012   1.530       1.756        11,140
                                                                                         2011   1.506       1.530       124,525
                                                                                         2010   1.350       1.506       675,471
                                                                                         2009   1.117       1.350       877,535
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07).............. 2018   2.803       2.641           448
                                                                                         2017   2.376       2.803           448
                                                                                         2016   2.087       2.376           448
                                                                                         2015   2.203       2.087           448
                                                                                         2014   1.958       2.203           448
                                                                                         2013   1.571       1.958           448
                                                                                         2012   1.389       1.571           448
                                                                                         2011   1.300       1.389       168,023
                                                                                         2010   1.170       1.300       324,542
                                                                                         2009   0.962       1.170       326,302
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 2018   4.412       4.369         3,085
                                                                                         2017   3.544       4.412         3,085
                                                                                         2016   3.333       3.544         3,085
                                                                                         2015   3.066       3.333         3,085
                                                                                         2014   2.717       3.066         5,233
                                                                                         2013   1.991       2.717         5,645
                                                                                         2012   1.671       1.991         9,176
                                                                                         2011   1.699       1.671       166,260
                                                                                         2010   1.562       1.699       352,178
                                                                                         2009   1.108       1.562       440,287
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2018   3.327       3.001         5,462
                                                                                         2017   2.926       3.327         5,462
                                                                                         2016   2.616       2.926         5,462
                                                                                         2015   2.720       2.616         5,462
                                                                                         2014   2.459       2.720         7,112
                                                                                         2013   1.877       2.459        12,744
                                                                                         2012   1.627       1.877        28,273
                                                                                         2011   1.566       1.627       155,986
                                                                                         2010   1.445       1.566       323,265
                                                                                         2009   1.172       1.445       339,895
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2018   3.162       3.238           455
                                                                                         2017   2.570       3.162           455
                                                                                         2016   2.454       2.570           455
                                                                                         2015   2.592       2.454           455
                                                                                         2014   2.515       2.592           730
                                                                                         2013   1.728       2.515           730
                                                                                         2012   1.461       1.728         2,769
                                                                                         2011   1.456       1.461        61,326
                                                                                         2010   1.175       1.456       123,207
                                                                                         2009   0.831       1.175       188,938
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.821       0.801            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2010   0.953       1.030       219,766
                                                                                         2009   0.820       0.953        69,501
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.543       1.577            --
                                                                                         2010   1.398       1.543        76,256
                                                                                         2009   1.183       1.398        74,499
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2018   2.845       2.706            --
                                                                                         2017   2.645       2.845            --
                                                                                         2016   2.311       2.645            --
                                                                                         2015   2.479       2.311            --
                                                                                         2014   2.533       2.479            --
                                                                                         2013   2.407       2.533            --
                                                                                         2012   2.055       2.407            --
                                                                                         2011   2.041       2.055        87,118
                                                                                         2010   1.794       2.041       238,890
                                                                                         2009   1.165       1.794       249,507
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.258       1.254            --

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2009   1.268       1.258     3,733,635
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.434       1.485            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........... 2018   2.145       2.103            --
                                                                         2017   1.856       2.145            --
                                                                         2016   1.764       1.856            --
                                                                         2015   1.813       1.764            --
                                                                         2014   1.675       1.813            --
                                                                         2013   1.425       1.675         4,855
                                                                         2012   1.301       1.425         4,855
                                                                         2011   1.314       1.301        75,214
                                                                         2010   1.183       1.314       149,162
                                                                         2009   0.973       1.183       186,256
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................... 2009   1.062       1.032            --





                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.10%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............ 2018   3.095       2.784            --
                                                                      2017   2.380       3.095            --
                                                                      2016   2.391       2.380            --
                                                                      2015   2.261       2.391            --
                                                                      2014   2.234       2.261            --
                                                                      2013   1.749       2.234            --
                                                                      2012   1.443       1.749            --
                                                                      2011   1.601       1.443       250,566
                                                                      2010   1.449       1.601       433,160
                                                                      2009   1.029       1.449       593,892
 American Funds Growth Subaccount (Class 2) (5/04)................... 2018   3.010       2.970             4
                                                                      2017   2.372       3.010             4
                                                                      2016   2.190       2.372             4
                                                                      2015   2.073       2.190             4
                                                                      2014   1.931       2.073             4
                                                                      2013   1.501       1.931           341
                                                                      2012   1.287       1.501         1,942
                                                                      2011   1.360       1.287       632,862
                                                                      2010   1.158       1.360       984,216
                                                                      2009   0.840       1.158     1,501,083
 American Funds Growth-Income Subaccount (Class 2) (5/04)............ 2018   2.571       2.497            --
                                                                      2017   2.124       2.571            --
                                                                      2016   1.925       2.124            --
                                                                      2015   1.919       1.925            --
                                                                      2014   1.754       1.919            --
                                                                      2013   1.328       1.754           380
                                                                      2012   1.143       1.328           380
                                                                      2011   1.177       1.143       205,736
                                                                      2010   1.068       1.177       519,938
                                                                      2009   0.823       1.068       608,035
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)........ 2013   2.419       2.572            --
                                                                      2012   1.999       2.419         2,857
                                                                      2011   2.421       1.999       199,888
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06).............. 2018   2.625       2.532            --

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2017   2.453       2.625            --
                                                                                    2016   2.168       2.453            --
                                                                                    2015   2.275       2.168            --
                                                                                    2014   2.221       2.275            --
                                                                                    2013   2.044       2.221            48
                                                                                    2012   1.768       2.044            48
                                                                                    2011   1.742       1.768       115,948
                                                                                    2010   1.515       1.742       164,817
                                                                                    2009   1.039       1.515       193,499
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................ 2018   1.724       1.533            --
                                                                                    2017   1.418       1.724            --
                                                                                    2016   1.315       1.418            --
                                                                                    2015   1.357       1.315            --
                                                                                    2014   1.306       1.357            --
                                                                                    2013   1.019       1.306            --
                                                                                    2012   0.883       1.019            --
                                                                                    2011   1.029       0.883       186,567
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06).................... 2018   3.305       2.771            --
                                                                                    2017   2.992       3.305            --
                                                                                    2016   2.305       2.992            --
                                                                                    2015   2.463       2.305            --
                                                                                    2014   2.448       2.463            --
                                                                                    2013   1.869       2.448            21
                                                                                    2012   1.602       1.869           600
                                                                                    2011   1.779       1.602       176,404
                                                                                    2010   1.500       1.779       229,091
                                                                                    2009   1.200       1.500       419,264
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.768       0.731            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2018   2.179       2.019            --
                                                                                    2017   1.807       2.179            --
                                                                                    2016   1.687       1.807            --
                                                                                    2015   1.633       1.687            --
                                                                                    2014   1.453       1.633            --
                                                                                    2013   1.095       1.453            --
                                                                                    2012   0.975       1.095            --
                                                                                    2011   0.984       0.975        72,485
                                                                                    2010   0.884       0.984       292,180
                                                                                    2009   0.750       0.884       238,177
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2018   1.328       1.203            --
                                                                                    2017   1.210       1.328            --
                                                                                    2016   1.209       1.210            --
                                                                                    2015   1.238       1.209            --
                                                                                    2014   1.101       1.238            --
                                                                                    2013   1.073       1.101           151
                                                                                    2012   0.859       1.073           151
                                                                                    2011   0.917       0.859       231,257
                                                                                    2010   0.797       0.917       319,256
                                                                                    2009   0.596       0.797       291,554
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   3.959       4.129            --
                                                                                    2013   3.100       3.959         1,159
                                                                                    2012   2.552       3.100        13,174
                                                                                    2011   2.784       2.552       363,314
                                                                                    2010   2.566       2.784       423,487
                                                                                    2009   1.812       2.566       759,325
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 2018   5.289       4.874            --
                                                                                    2017   4.505       5.289            --
                                                                                    2016   4.423       4.505            --
                                                                                    2015   4.649       4.423            --
                                                                                    2014   4.117       4.649            --
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2018   3.023       2.280         3,095

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2017   2.337       3.023         3,095
                                                                         2016   2.179       2.337         3,095
                                                                         2015   2.302       2.179         3,095
                                                                         2014   2.464       2.302         3,095
                                                                         2013   1.905       2.464         3,172
                                                                         2012   1.487       1.905         3,172
                                                                         2011   1.748       1.487       239,659
                                                                         2010   1.515       1.748       245,744
                                                                         2009   0.985       1.515       388,068
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)..................... 2018   3.143       2.731            --
                                                                         2017   2.693       3.143            --
                                                                         2016   2.321       2.693            --
                                                                         2015   2.496       2.321            --
                                                                         2014   2.308       2.496            --
                                                                         2013   1.724       2.308            --
                                                                         2012   1.471       1.724            97
                                                                         2011   1.509       1.471        50,755
                                                                         2010   1.328       1.509       101,056
                                                                         2009   1.061       1.328       176,885
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)........... 2016   1.876       1.936            --
                                                                         2015   1.933       1.876            --
                                                                         2014   1.859       1.933            --
                                                                         2013   1.738       1.859            40
                                                                         2012   1.552       1.738            40
                                                                         2011   1.497       1.552        75,828
                                                                         2010   1.337       1.497        58,976
                                                                         2009   0.986       1.337       160,070
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08).......................... 2013   2.627       2.851            --
                                                                         2012   2.515       2.627            35
                                                                         2011   2.680       2.515        44,627
                                                                         2010   2.199       2.680        39,583
                                                                         2009   1.621       2.199        85,054
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13)............ 2018   1.630       1.402         7,304
                                                                         2017   1.204       1.630         7,304
                                                                         2016   1.213       1.204         7,304
                                                                         2015   1.179       1.213         7,304
                                                                         2014   1.166       1.179         7,304
                                                                         2013   1.015       1.166         7,304
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)................... 2018   2.021       1.994             2
                                                                         2017   1.955       2.021             2
                                                                         2016   1.926       1.955             2
                                                                         2015   1.948       1.926             2
                                                                         2014   1.890       1.948             2
                                                                         2013   1.948       1.890             2
                                                                         2012   1.803       1.948             2
                                                                         2011   1.766       1.803       460,606
                                                                         2010   1.651       1.766       819,411
                                                                         2009   1.477       1.651     1,066,119
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)......................... 2016   2.315       2.332            --
                                                                         2015   2.339       2.315            --
                                                                         2014   2.127       2.339            --
                                                                         2013   1.616       2.127            --
                                                                         2012   1.478       1.616            95
                                                                         2011   1.565       1.478         1,899
                                                                         2010   1.362       1.565         6,792
                                                                         2009   1.111       1.362        16,009
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............. 2016   2.598       2.667            --
                                                                         2015   2.661       2.598            --
                                                                         2014   2.573       2.661            --
                                                                         2013   2.561       2.573           482
                                                                         2012   2.320       2.561           482
                                                                         2011   2.264       2.320        85,736
                                                                         2010   2.040       2.264       175,189
                                                                         2009   1.550       2.040       200,746
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)........ 2018   1.963       1.764         8,080

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   1.697       1.963         8,080
                                                                           2016   1.480       1.697         8,080
                                                                           2015   1.552       1.480         8,080
                                                                           2014   1.385       1.552         8,080
                                                                           2013   1.047       1.385         8,080
                                                                           2012   0.897       1.047        22,268
                                                                           2011   0.945       0.897       598,086
                                                                           2010   0.817       0.945     1,172,876
                                                                           2009   0.697       0.817     1,839,709
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   1.717       1.545           784
                                                                           2017   1.483       1.717           784
                                                                           2016   1.292       1.483           784
                                                                           2015   1.354       1.292           784
                                                                           2014   1.236       1.354           784
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)......... 2018   2.176       1.934            --
                                                                           2017   2.010       2.176            --
                                                                           2016   1.759       2.010            --
                                                                           2015   1.954       1.759            --
                                                                           2014   1.802       1.954            --
                                                                           2013   1.398       1.802           121
                                                                           2012   1.233       1.398         1,211
                                                                           2011   1.294       1.233       117,778
                                                                           2010   1.042       1.294       212,935
                                                                           2009   0.833       1.042       234,258
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   2.074       2.044            --
                                                                           2017   2.014       2.074            --
                                                                           2016   1.975       2.014            --
                                                                           2015   1.985       1.975            --
                                                                           2014   1.874       1.985            --
                                                                           2013   1.909       1.874            --
                                                                           2012   1.795       1.909         1,389
                                                                           2011   1.703       1.795       226,862
                                                                           2010   1.589       1.703       178,598
                                                                           2009   1.468       1.589       326,391
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   3.167       3.209            --
                                                                           2017   2.391       3.167            --
                                                                           2016   2.415       2.391            --
                                                                           2015   2.298       2.415            --
                                                                           2014   2.134       2.298            --
                                                                           2013   1.607       2.134            --
                                                                           2012   1.421       1.607         1,708
                                                                           2011   1.578       1.421       464,292
                                                                           2010   1.331       1.578       553,887
                                                                           2009   1.054       1.331     1,292,611
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2018   1.149       1.155         4,194
                                                                           2017   1.153       1.149         4,194
                                                                           2016   1.163       1.153         4,194
                                                                           2015   1.176       1.163         4,194
                                                                           2014   1.189       1.176         4,194
                                                                           2013   1.202       1.189         5,913
                                                                           2012   1.216       1.202         9,209
                                                                           2011   1.229       1.216     2,112,413
                                                                           2010   1.238       1.229     2,418,437
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.515       1.459            --
                                                                           2017   1.433       1.515            --
                                                                           2016   1.386       1.433            --
                                                                           2015   1.409       1.386            --
                                                                           2014   1.364       1.409            --
                                                                           2013   1.322       1.364            --
                                                                           2012   1.224       1.322           142
                                                                           2011   1.199       1.224        39,495
                                                                           2010   1.102       1.199       176,990
                                                                           2009   0.924       1.102       233,369
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.606       1.519            --

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.468
                                                                                           2016   1.399
                                                                                           2015   1.430
                                                                                           2014   1.378
                                                                                           2013   1.256
                                                                                           2012   1.139
                                                                                           2011   1.140
                                                                                           2010   1.033
                                                                                           2009   0.845
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2018   1.676
                                                                                           2017   1.477
                                                                                           2016   1.394
                                                                                           2015   1.428
                                                                                           2014   1.374
                                                                                           2013   1.177
                                                                                           2012   1.051
                                                                                           2011   1.078
                                                                                           2010   0.963
                                                                                           2009   0.769
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.726
                                                                                           2017   1.464
                                                                                           2016   1.369
                                                                                           2015   1.408
                                                                                           2014   1.353
                                                                                           2013   1.100
                                                                                           2012   0.964
                                                                                           2011   1.013
                                                                                           2010   0.893
                                                                                           2009   0.699
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.186
                                                                                           2017   1.856
                                                                                           2016   1.748
                                                                                           2015   1.726
                                                                                           2014   1.578
                                                                                           2013   1.193
                                                                                           2012   1.069
                                                                                           2011   1.126
                                                                                           2010   1.017
                                                                                           2009   0.779
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.981
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.897
                                                                                           2012   1.659
                                                                                           2011   1.789
                                                                                           2010   1.580
                                                                                           2009   1.313
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2018   1.340
                                                                                           2017   1.082
                                                                                           2016   1.039
                                                                                           2015   1.023
                                                                                           2014   0.931
                                                                                           2013   0.710
                                                                                           2012   0.647
                                                                                           2011   0.676
                                                                                           2010   0.593
                                                                                           2009   0.402
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2018   2.097
                                                                                           2017   1.547
                                                                                           2016   1.567
                                                                                           2015   1.433
                                                                                           2014   1.332
                                                                                           2013   0.985
                                                                                           2012   0.862
                                                                                           2011   0.870
                                                                                           2010   0.790
                                                                                           2009   0.572
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 2018   1.820



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.606            --
                                                                                           1.468            --
                                                                                           1.399            --
                                                                                           1.430            --
                                                                                           1.378            --
                                                                                           1.256            --
                                                                                           1.139        31,267
                                                                                           1.140       221,747
                                                                                           1.033       267,653
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.556            --
                                                                                           1.676            --
                                                                                           1.477            --
                                                                                           1.394            --
                                                                                           1.428            --
                                                                                           1.374            --
                                                                                           1.177            --
                                                                                           1.051        88,167
                                                                                           1.078       538,876
                                                                                           0.963       833,185
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.568            --
                                                                                           1.726            --
                                                                                           1.464            --
                                                                                           1.369            --
                                                                                           1.408            --
                                                                                           1.353            61
                                                                                           1.100            61
                                                                                           0.964       301,762
                                                                                           1.013       508,521
                                                                                           0.893     1,003,344
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.160             2
                                                                                           2.186             2
                                                                                           1.856             2
                                                                                           1.748             2
                                                                                           1.726             2
                                                                                           1.578             2
                                                                                           1.193             2
                                                                                           1.069       152,173
                                                                                           1.126       207,792
                                                                                           1.017       319,267
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 1.026            --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2.092            --
                                                                                           1.897           828
                                                                                           1.659        96,286
                                                                                           1.789       101,900
                                                                                           1.580       354,035
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 1.249            --
                                                                                           1.340            --
                                                                                           1.082            --
                                                                                           1.039            --
                                                                                           1.023            --
                                                                                           0.931            92
                                                                                           0.710            92
                                                                                           0.647       346,735
                                                                                           0.676       493,555
                                                                                           0.593       982,735
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2.076            --
                                                                                           2.097            --
                                                                                           1.547            --
                                                                                           1.567            --
                                                                                           1.433            --
                                                                                           1.332            --
                                                                                           0.985            --
                                                                                           0.862        68,284
                                                                                           0.870        80,111
                                                                                           0.790        51,099
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 1.797         2,253

                                   UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   1.782       1.820         2,253
                                                                                2016   1.760       1.782         2,253
                                                                                2015   1.775       1.760         2,253
                                                                                2014   1.696       1.775         2,253
                                                                                2013   1.756       1.696         2,260
                                                                                2012   1.709       1.756         4,272
                                                                                2011   1.607       1.709       465,499
                                                                                2010   1.532       1.607       432,369
                                                                                2009   1.473       1.532       413,180
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06).............. 2011   0.951       1.032            --
                                                                                2010   0.831       0.951       328,469
                                                                                2009   0.639       0.831       748,774
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07).......... 2018   1.315       1.120            --
                                                                                2017   1.065       1.315            --
                                                                                2016   1.062       1.065            --
                                                                                2015   1.086       1.062            --
                                                                                2014   1.168       1.086            --
                                                                                2013   0.969       1.168           236
                                                                                2012   0.828       0.969         1,557
                                                                                2011   0.957       0.828       411,735
                                                                                2010   0.894       0.957       399,527
                                                                                2009   0.703       0.894       466,267
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2018   2.766       2.436         4,098
                                                                                2017   2.439       2.766         4,098
                                                                                2016   2.033       2.439         4,098
                                                                                2015   2.148       2.033         4,098
                                                                                2014   2.067       2.148         4,098
                                                                                2013   1.508       2.067         4,099
                                                                                2012   1.311       1.508         4,258
                                                                                2011   1.382       1.311       209,565
                                                                                2010   1.101       1.382       277,364
                                                                                2009   0.883       1.101       386,649
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)....................... 2018   2.399       2.263        10,588
                                                                                2017   1.995       2.399        10,588
                                                                                2016   1.807       1.995        10,588
                                                                                2015   1.806       1.807        10,588
                                                                                2014   1.610       1.806        10,588
                                                                                2013   1.233       1.610        10,647
                                                                                2012   1.077       1.233        29,678
                                                                                2011   1.070       1.077       832,289
                                                                                2010   0.942       1.070       973,209
                                                                                2009   0.754       0.942     1,710,645
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).................. 2018   3.703       3.451            --
                                                                                2017   3.336       3.703            --
                                                                                2016   3.095       3.336            --
                                                                                2015   3.140       3.095            --
                                                                                2014   2.928       3.140            --
                                                                                2013   2.493       2.928            50
                                                                                2012   2.264       2.493           435
                                                                                2011   2.239       2.264       161,692
                                                                                2010   2.061       2.239       503,636
                                                                                2009   1.760       2.061       817,577
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)......................... 2018   2.935       2.611            --
                                                                                2017   2.515       2.935            --
                                                                                2016   2.223       2.515            --
                                                                                2015   2.251       2.223            --
                                                                                2014   2.054       2.251            --
                                                                                2013   1.530       2.054            37
                                                                                2012   1.326       1.530           377
                                                                                2011   1.329       1.326       130,318
                                                                                2010   1.206       1.329       184,149
                                                                                2009   1.009       1.206       290,238
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)................... 2018   4.758       4.390            --
                                                                                2017   4.155       4.758            --
                                                                                2016   3.540       4.155            --
                                                                                2015   3.558       3.540            --
                                                                                2014   3.597       3.558            --
                                                                                2013   2.871       3.597            35

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2018   2.660
                                                                                           2017   2.015
                                                                                           2016   2.006
                                                                                           2015   1.836
                                                                                           2014   1.705
                                                                                           2013   1.242
                                                                                           2012   1.059
                                                                                           2011   1.085
                                                                                           2010   0.940
                                                                                           2009   0.664
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018   3.395
                                                                                           2017   2.801
                                                                                           2016   2.540
                                                                                           2015   2.507
                                                                                           2014   2.377
                                                                                           2013   1.667
                                                                                           2012   1.454
                                                                                           2011   1.449
                                                                                           2010   1.088
                                                                                           2009   0.793
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   2.015
   .
                                                                                           2017   1.882
                                                                                           2016   1.809
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 2018   1.811
   .
                                                                                           2017   1.811
                                                                                           2016   1.754
                                                                                           2015   1.810
                                                                                           2014   1.738
                                                                                           2013   1.743
                                                                                           2012   1.583
                                                                                           2011   1.560
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018   1.304
                                                                                           2017   1.291
                                                                                           2016   1.287
                                                                                           2015   1.292
                                                                                           2014   1.268
                                                                                           2013   1.290
                                                                                           2012   1.260
                                                                                           2011   1.206
                                                                                           2010   1.150
                                                                                           2009   1.113
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 2018   3.146
                                                                                           2017   2.616
                                                                                           2016   2.455
                                                                                           2015   2.472
                                                                                           2014   2.239
                                                                                           2013   1.728
                                                                                           2012   1.505
                                                                                           2011   1.565
                                                                                           2010   1.353
                                                                                           2009   1.010
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 2016   3.291
                                                                                           2015   3.382
                                                                                           2014   3.225
                                                                                           2013   2.400
                                                                                           2012   2.118
                                                                                           2011   2.402
                                                                                           2010   1.889
                                                                                           2009   1.367
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)..................... 2016   1.771
                                                                                           2015   1.839
                                                                                           2014   1.730
                                                                                           2013   1.266
                                                                                           2012   1.155
                                                                                           2011   1.227
                                                                                           2010   0.972
                                                                                           2009   0.685



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2.600            --
                                                                                           2.660            --
                                                                                           2.015            --
                                                                                           2.006            --
                                                                                           1.836            --
                                                                                           1.705            --
                                                                                           1.242            --
                                                                                           1.059       112,287
                                                                                           1.085       207,256
                                                                                           0.940       294,293
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 3.130             1
                                                                                           3.395             1
                                                                                           2.801             1
                                                                                           2.540             1
                                                                                           2.507             1
                                                                                           2.377         1,494
                                                                                           1.667         3,815
                                                                                           1.454       594,620
                                                                                           1.449       551,676
                                                                                           1.088       739,229
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 1.917            --
   .
                                                                                           2.015            --
                                                                                           1.882            --
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 1.811            --
   .
                                                                                           1.811            --
                                                                                           1.811            --
                                                                                           1.754            --
                                                                                           1.810            --
                                                                                           1.738            68
                                                                                           1.743            68
                                                                                           1.583        37,493
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 1.304            --
                                                                                           1.304            --
                                                                                           1.291            --
                                                                                           1.287            --
                                                                                           1.292            --
                                                                                           1.268           126
                                                                                           1.290           126
                                                                                           1.260       103,317
                                                                                           1.206       433,422
                                                                                           1.150       458,001
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 2.905            --
                                                                                           3.146            --
                                                                                           2.616            --
                                                                                           2.455            --
                                                                                           2.472            --
                                                                                           2.239            78
                                                                                           1.728           336
                                                                                           1.505       230,612
                                                                                           1.565       351,577
                                                                                           1.353       615,398
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 3.643             2
                                                                                           3.291             2
                                                                                           3.382             2
                                                                                           3.225            44
                                                                                           2.400         2,799
                                                                                           2.118       252,022
                                                                                           2.402       387,040
                                                                                           1.889       604,016
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)..................... 1.825            --
                                                                                           1.771            --
                                                                                           1.839            --
                                                                                           1.730            54
                                                                                           1.266            54
                                                                                           1.155       130,276
                                                                                           1.227       137,472
                                                                                           0.972       141,642

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2018   3.585       2.986            --
                                                                                  2017   2.582       3.585            --
                                                                                  2016   2.223       2.582            --
                                                                                  2015   2.795       2.223            --
                                                                                  2014   3.085       2.795            --
                                                                                  2013   3.148       3.085           940
                                                                                  2012   2.813       3.148         1,217
                                                                                  2011   3.380       2.813       202,469
                                                                                  2010   2.906       3.380       287,243
                                                                                  2009   1.702       2.906       270,100
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2018   1.848       1.546             8
                                                                                  2017   1.601       1.848             8
                                                                                  2016   1.511       1.601             8
                                                                                  2015   1.633       1.511             8
                                                                                  2014   1.858       1.633             8
                                                                                  2013   1.528       1.858           148
                                                                                  2012   1.307       1.528           148
                                                                                  2011   1.478       1.307       233,787
                                                                                  2010   1.379       1.478       377,664
                                                                                  2009   1.017       1.379       493,181
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00)................... 2018   1.565       1.538            --
                                                                                  2017   1.245       1.565            --
                                                                                  2016   1.123       1.245            --
                                                                                  2015   1.094       1.123            --
                                                                                  2014   0.986       1.094            --
                                                                                  2013   0.755       0.986           102
                                                                                  2012   0.652       0.755           102
                                                                                  2011   0.671       0.652       645,943
                                                                                  2010   0.540       0.671       587,522
                                                                                  2009   0.378       0.540       856,753
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)................... 2016   2.327       2.864            --
                                                                                  2015   2.607       2.327            --
                                                                                  2014   2.592       2.607            --
                                                                                  2013   1.952       2.592            49
                                                                                  2012   1.712       1.952           139
                                                                                  2011   1.863       1.712       153,894
                                                                                  2010   1.508       1.863       165,126
                                                                                  2009   1.148       1.508       190,008
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2018   2.817       2.684            --
                                                                                  2017   2.657       2.817            --
                                                                                  2016   2.488       2.657            --
                                                                                  2015   2.536       2.488            --
                                                                                  2014   2.371       2.536            --
                                                                                  2013   2.392       2.371            26
                                                                                  2012   2.113       2.392           137
                                                                                  2011   2.031       2.113       117,234
                                                                                  2010   1.841       2.031       142,149
                                                                                  2009   1.393       1.841       277,286
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.158       2.419            --
                                                                                  2010   2.029       2.158       286,906
                                                                                  2009   1.568       2.029       595,226
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2018   2.510       2.275         5,100
                                                                                  2017   2.182       2.510         5,100
                                                                                  2016   2.180       2.182         5,100
                                                                                  2015   2.243       2.180         5,100
                                                                                  2014   1.884       2.243         5,100
                                                                                  2013   1.289       1.884         5,100
                                                                                  2012   1.098       1.289        20,495
                                                                                  2011   1.083       1.098       897,412
                                                                                  2010   0.876       1.083     1,854,160
                                                                                  2009   0.658       0.876     2,241,622
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.226       1.235            --

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2013   0.938       1.226           784
                                                                                         2012   0.825       0.938           784
                                                                                         2011   0.889       0.825       266,676
                                                                                         2010   0.771       0.889       309,727
                                                                                         2009   0.603       0.771       501,951
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)................... 2018   3.148       3.060             2
                                                                                         2017   2.663       3.148             2
                                                                                         2016   2.453       2.663             2
                                                                                         2015   2.441       2.453             2
                                                                                         2014   2.223       2.441             2
                                                                                         2013   1.729       2.223             2
                                                                                         2012   1.508       1.729             2
                                                                                         2011   1.486       1.508       218,515
                                                                                         2010   1.334       1.486       247,746
                                                                                         2009   1.104       1.334       428,675
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07).............. 2018   2.748       2.586            --
                                                                                         2017   2.331       2.748            --
                                                                                         2016   2.050       2.331            --
                                                                                         2015   2.166       2.050            --
                                                                                         2014   1.927       2.166            --
                                                                                         2013   1.547       1.927            --
                                                                                         2012   1.370       1.547            --
                                                                                         2011   1.284       1.370        93,860
                                                                                         2010   1.156       1.284        88,282
                                                                                         2009   0.951       1.156       150,919
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 2018   4.326       4.279            --
                                                                                         2017   3.477       4.326            --
                                                                                         2016   3.274       3.477            --
                                                                                         2015   3.015       3.274            --
                                                                                         2014   2.674       3.015            --
                                                                                         2013   1.961       2.674            --
                                                                                         2012   1.648       1.961            --
                                                                                         2011   1.677       1.648        75,508
                                                                                         2010   1.544       1.677        94,620
                                                                                         2009   1.096       1.544       195,080
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2018   3.262       2.940            --
                                                                                         2017   2.872       3.262            --
                                                                                         2016   2.570       2.872            --
                                                                                         2015   2.675       2.570            --
                                                                                         2014   2.421       2.675            --
                                                                                         2013   1.849       2.421           233
                                                                                         2012   1.605       1.849           233
                                                                                         2011   1.546       1.605        79,014
                                                                                         2010   1.428       1.546       239,395
                                                                                         2009   1.160       1.428       363,393
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2018   3.110       3.181            --
                                                                                         2017   2.530       3.110            --
                                                                                         2016   2.418       2.530            --
                                                                                         2015   2.557       2.418            --
                                                                                         2014   2.484       2.557            --
                                                                                         2013   1.708       2.484            --
                                                                                         2012   1.446       1.708            --
                                                                                         2011   1.442       1.446        84,576
                                                                                         2010   1.164       1.442       104,385
                                                                                         2009   0.825       1.164       137,537
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.817       0.797            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2010   0.947       1.023        71,605
                                                                                         2009   0.815       0.947       111,770
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.523       1.555            --
                                                                                         2010   1.381       1.523       154,502
                                                                                         2009   1.170       1.381       160,053
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2018   2.787       2.649            --

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2017   2.594       2.787            --
                                                                         2016   2.268       2.594            --
                                                                         2015   2.436       2.268            --
                                                                         2014   2.491       2.436            --
                                                                         2013   2.370       2.491            --
                                                                         2012   2.026       2.370           567
                                                                         2011   2.013       2.026       185,818
                                                                         2010   1.771       2.013       128,046
                                                                         2009   1.151       1.771       201,429
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........... 2010   1.243       1.238            --
                                                                         2009   1.254       1.243     5,031,060
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.423       1.473            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........... 2018   2.116       2.073            --
                                                                         2017   1.832       2.116            --
                                                                         2016   1.744       1.832            --
                                                                         2015   1.794       1.744            --
                                                                         2014   1.659       1.794            --
                                                                         2013   1.413       1.659            --
                                                                         2012   1.291       1.413            --
                                                                         2011   1.305       1.291       190,974
                                                                         2010   1.177       1.305       319,209
                                                                         2009   0.968       1.177       190,020
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................... 2009   1.056       1.026            --





                                  UGVA -- SEPARATE ACCOUNT CHARGES 1.20%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)........ 2018   3.053       2.744            --
                                                                  2017   2.350       3.053            --
                                                                  2016   2.364       2.350            --
                                                                  2015   2.237       2.364            --
                                                                  2014   2.213       2.237            --
                                                                  2013   1.734       2.213             8
                                                                  2012   1.432       1.734        18,027
                                                                  2011   1.590       1.432       586,606
                                                                  2010   1.440       1.590     1,521,615
                                                                  2009   1.024       1.440     1,685,854
 American Funds Growth Subaccount (Class 2) (5/04)............... 2018   2.969       2.926            --
                                                                  2017   2.342       2.969            --
                                                                  2016   2.165       2.342            --
                                                                  2015   2.051       2.165            --
                                                                  2014   1.913       2.051            --
                                                                  2013   1.488       1.913           391
                                                                  2012   1.277       1.488        26,585
                                                                  2011   1.350       1.277     1,738,663
                                                                  2010   1.152       1.350     3,427,698
                                                                  2009   0.836       1.152     3,617,677
 American Funds Growth-Income Subaccount (Class 2) (5/04)........ 2018   2.536       2.461            --
                                                                  2017   2.097       2.536            --
                                                                  2016   1.903       2.097            --
                                                                  2015   1.898       1.903            --
                                                                  2014   1.737       1.898            --
                                                                  2013   1.317       1.737            10
                                                                  2012   1.134       1.317           686
                                                                  2011   1.169       1.134     1,011,485
                                                                  2010   1.062       1.169     2,001,239
                                                                  2009   0.819       1.062     1,788,504
Brighthouse Funds Trust I

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)...................... 2013   2.385       2.536            --
                                                                                    2012   1.974       2.385         7,613
                                                                                    2011   2.392       1.974       558,064
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................ 2018   2.576       2.482            --
                                                                                    2017   2.410       2.576            --
                                                                                    2016   2.132       2.410            --
                                                                                    2015   2.239       2.132            --
                                                                                    2014   2.189       2.239            --
                                                                                    2013   2.016       2.189            --
                                                                                    2012   1.745       2.016        13,057
                                                                                    2011   1.721       1.745       290,953
                                                                                    2010   1.499       1.721       644,252
                                                                                    2009   1.029       1.499       463,145
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................ 2018   1.704       1.514            --
                                                                                    2017   1.403       1.704            --
                                                                                    2016   1.303       1.403            --
                                                                                    2015   1.345       1.303            --
                                                                                    2014   1.296       1.345            --
                                                                                    2013   1.013       1.296            --
                                                                                    2012   0.878       1.013            --
                                                                                    2011   1.024       0.878       381,535
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06).................... 2018   3.257       2.728            --
                                                                                    2017   2.951       3.257            --
                                                                                    2016   2.275       2.951            --
                                                                                    2015   2.435       2.275            --
                                                                                    2014   2.422       2.435            --
                                                                                    2013   1.851       2.422         3,158
                                                                                    2012   1.588       1.851         3,847
                                                                                    2011   1.766       1.588       419,458
                                                                                    2010   1.490       1.766       982,639
                                                                                    2009   1.193       1.490     1,164,909
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.764       0.727            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2018   2.138       1.980            --
                                                                                    2017   1.775       2.138            --
                                                                                    2016   1.659       1.775            --
                                                                                    2015   1.607       1.659            --
                                                                                    2014   1.432       1.607            --
                                                                                    2013   1.080       1.432            --
                                                                                    2012   0.963       1.080            --
                                                                                    2011   0.973       0.963       272,020
                                                                                    2010   0.874       0.973       668,719
                                                                                    2009   0.742       0.874       483,318
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2018   1.312       1.188            --
                                                                                    2017   1.197       1.312            --
                                                                                    2016   1.197       1.197            --
                                                                                    2015   1.227       1.197            --
                                                                                    2014   1.092       1.227            --
                                                                                    2013   1.065       1.092            --
                                                                                    2012   0.854       1.065            --
                                                                                    2011   0.912       0.854       440,717
                                                                                    2010   0.794       0.912     1,087,199
                                                                                    2009   0.595       0.794     1,236,708
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   3.901       4.067            --
                                                                                    2013   3.058       3.901        46,825
                                                                                    2012   2.519       3.058        83,481
                                                                                    2011   2.751       2.519       947,150
                                                                                    2010   2.539       2.751     2,253,638
                                                                                    2009   1.794       2.539     2,709,138
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 2018   5.190       4.779           114
                                                                                    2017   4.425       5.190           114
                                                                                    2016   4.349       4.425           114
                                                                                    2015   4.576       4.349           114
                                                                                    2014   4.055       4.576         8,461
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2018   2.966       2.235            --

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2017   2.296       2.966            --
                                                                         2016   2.143       2.296            --
                                                                         2015   2.266       2.143            --
                                                                         2014   2.428       2.266            --
                                                                         2013   1.878       2.428            --
                                                                         2012   1.468       1.878        20,291
                                                                         2011   1.728       1.468       779,737
                                                                         2010   1.499       1.728     1,646,698
                                                                         2009   0.976       1.499     2,049,145
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)..................... 2018   3.098       2.688            --
                                                                         2017   2.656       3.098            --
                                                                         2016   2.292       2.656            --
                                                                         2015   2.467       2.292            --
                                                                         2014   2.284       2.467            --
                                                                         2013   1.707       2.284            --
                                                                         2012   1.458       1.707           530
                                                                         2011   1.497       1.458       183,048
                                                                         2010   1.319       1.497       658,049
                                                                         2009   1.054       1.319       604,024
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)........... 2016   1.854       1.913            --
                                                                         2015   1.912       1.854            --
                                                                         2014   1.841       1.912            --
                                                                         2013   1.723       1.841            69
                                                                         2012   1.540       1.723           221
                                                                         2011   1.487       1.540       193,512
                                                                         2010   1.330       1.487       577,176
                                                                         2009   0.982       1.330       471,414
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08).......................... 2013   2.590       2.811            --
                                                                         2012   2.483       2.590            --
                                                                         2011   2.649       2.483        90,274
                                                                         2010   2.175       2.649       390,361
                                                                         2009   1.605       2.175       432,010
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13)............ 2018   1.623       1.394            44
                                                                         2017   1.199       1.623            44
                                                                         2016   1.210       1.199            44
                                                                         2015   1.177       1.210            44
                                                                         2014   1.165       1.177         7,024
                                                                         2013   1.015       1.165        11,440
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)................... 2018   1.987       1.959             4
                                                                         2017   1.924       1.987             4
                                                                         2016   1.898       1.924             4
                                                                         2015   1.921       1.898             4
                                                                         2014   1.866       1.921             4
                                                                         2013   1.925       1.866            64
                                                                         2012   1.783       1.925        18,692
                                                                         2011   1.749       1.783     1,024,401
                                                                         2010   1.637       1.749     2,735,065
                                                                         2009   1.465       1.637     2,701,876
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)......................... 2016   2.285       2.302            --
                                                                         2015   2.312       2.285            --
                                                                         2014   2.105       2.312            --
                                                                         2013   1.601       2.105            --
                                                                         2012   1.465       1.601            --
                                                                         2011   1.553       1.465        57,813
                                                                         2010   1.353       1.553        54,490
                                                                         2009   1.105       1.353        55,915
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............. 2016   2.555       2.622            --
                                                                         2015   2.619       2.555            --
                                                                         2014   2.535       2.619            --
                                                                         2013   2.526       2.535            47
                                                                         2012   2.291       2.526            47
                                                                         2011   2.237       2.291       286,182
                                                                         2010   2.018       2.237       561,712
                                                                         2009   1.535       2.018       591,980
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)........ 2018   1.940       1.742         1,416

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   1.679       1.940         1,416
                                                                           2016   1.466       1.679         1,416
                                                                           2015   1.539       1.466         1,416
                                                                           2014   1.375       1.539         3,351
                                                                           2013   1.040       1.375         8,662
                                                                           2012   0.892       1.040        24,625
                                                                           2011   0.941       0.892     2,155,714
                                                                           2010   0.814       0.941     4,543,241
                                                                           2009   0.695       0.814     4,813,907
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   1.694       1.522            --
                                                                           2017   1.464       1.694            --
                                                                           2016   1.277       1.464            --
                                                                           2015   1.339       1.277            --
                                                                           2014   1.224       1.339            --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)......... 2018   2.146       1.906            --
                                                                           2017   1.984       2.146            --
                                                                           2016   1.739       1.984            --
                                                                           2015   1.933       1.739            --
                                                                           2014   1.785       1.933            --
                                                                           2013   1.386       1.785            --
                                                                           2012   1.223       1.386         4,657
                                                                           2011   1.285       1.223       364,708
                                                                           2010   1.036       1.285       669,933
                                                                           2009   0.829       1.036       695,285
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   2.035       2.004            --
                                                                           2017   1.978       2.035            --
                                                                           2016   1.942       1.978            --
                                                                           2015   1.954       1.942            --
                                                                           2014   1.846       1.954        16,579
                                                                           2013   1.883       1.846        17,006
                                                                           2012   1.772       1.883        27,419
                                                                           2011   1.683       1.772       368,174
                                                                           2010   1.572       1.683       563,347
                                                                           2009   1.454       1.572       602,663
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   3.108       3.146           112
                                                                           2017   2.349       3.108           112
                                                                           2016   2.375       2.349           112
                                                                           2015   2.262       2.375           112
                                                                           2014   2.102       2.262         2,313
                                                                           2013   1.585       2.102        14,990
                                                                           2012   1.403       1.585        62,289
                                                                           2011   1.559       1.403       740,968
                                                                           2010   1.317       1.559     2,223,954
                                                                           2009   1.043       1.317     2,646,108
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2018   1.127       1.132         5,497
                                                                           2017   1.133       1.127         6,376
                                                                           2016   1.144       1.133         6,376
                                                                           2015   1.158       1.144         9,133
                                                                           2014   1.172       1.158        10,033
                                                                           2013   1.186       1.172        64,312
                                                                           2012   1.200       1.186       247,430
                                                                           2011   1.215       1.200     4,877,946
                                                                           2010   1.224       1.215     9,754,769
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.498       1.441            --
                                                                           2017   1.417       1.498            --
                                                                           2016   1.372       1.417            --
                                                                           2015   1.397       1.372            --
                                                                           2014   1.353       1.397            --
                                                                           2013   1.313       1.353            --
                                                                           2012   1.218       1.313            --
                                                                           2011   1.193       1.218       341,086
                                                                           2010   1.098       1.193       457,731
                                                                           2009   0.922       1.098       503,862
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.588       1.500            --

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.452
                                                                                           2016   1.385
                                                                                           2015   1.417
                                                                                           2014   1.367
                                                                                           2013   1.247
                                                                                           2012   1.133
                                                                                           2011   1.134
                                                                                           2010   1.029
                                                                                           2009   0.842
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2018   1.656
                                                                                           2017   1.461
                                                                                           2016   1.381
                                                                                           2015   1.415
                                                                                           2014   1.363
                                                                                           2013   1.170
                                                                                           2012   1.045
                                                                                           2011   1.073
                                                                                           2010   0.959
                                                                                           2009   0.767
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.706
                                                                                           2017   1.449
                                                                                           2016   1.356
                                                                                           2015   1.396
                                                                                           2014   1.342
                                                                                           2013   1.093
                                                                                           2012   0.959
                                                                                           2011   1.008
                                                                                           2010   0.890
                                                                                           2009   0.698
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.145
                                                                                           2017   1.823
                                                                                           2016   1.719
                                                                                           2015   1.699
                                                                                           2014   1.554
                                                                                           2013   1.177
                                                                                           2012   1.055
                                                                                           2011   1.113
                                                                                           2010   1.006
                                                                                           2009   0.771
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.972
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.871
                                                                                           2012   1.638
                                                                                           2011   1.768
                                                                                           2010   1.563
                                                                                           2009   1.300
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2018   1.318
                                                                                           2017   1.066
                                                                                           2016   1.024
                                                                                           2015   1.009
                                                                                           2014   0.919
                                                                                           2013   0.701
                                                                                           2012   0.640
                                                                                           2011   0.669
                                                                                           2010   0.588
                                                                                           2009   0.399
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2018   2.062
                                                                                           2017   1.523
                                                                                           2016   1.544
                                                                                           2015   1.413
                                                                                           2014   1.315
                                                                                           2013   0.974
                                                                                           2012   0.853
                                                                                           2011   0.861
                                                                                           2010   0.783
                                                                                           2009   0.568
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 2018   1.789



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.588            --
                                                                                           1.452            --
                                                                                           1.385            --
                                                                                           1.417           873
                                                                                           1.367           873
                                                                                           1.247           873
                                                                                           1.133       443,817
                                                                                           1.134       401,622
                                                                                           1.029       506,575
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.536            --
                                                                                           1.656            --
                                                                                           1.461            --
                                                                                           1.381            --
                                                                                           1.415           874
                                                                                           1.363           874
                                                                                           1.170           874
                                                                                           1.045       298,314
                                                                                           1.073       710,685
                                                                                           0.959     1,101,943
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.549         1,559
                                                                                           1.706         1,559
                                                                                           1.449         1,559
                                                                                           1.356         1,559
                                                                                           1.396         2,463
                                                                                           1.342         2,463
                                                                                           1.093         2,463
                                                                                           0.959       688,664
                                                                                           1.008     1,232,590
                                                                                           0.890     1,445,536
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.118             1
                                                                                           2.145             1
                                                                                           1.823             1
                                                                                           1.719             1
                                                                                           1.699             1
                                                                                           1.554         2,825
                                                                                           1.177         9,357
                                                                                           1.055       531,533
                                                                                           1.113       993,305
                                                                                           1.006     1,076,853
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 1.015            --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2.063            --
                                                                                           1.871        20,473
                                                                                           1.638       194,836
                                                                                           1.768       451,165
                                                                                           1.563       560,037
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 1.227            --
                                                                                           1.318            --
                                                                                           1.066            --
                                                                                           1.024            --
                                                                                           1.009            --
                                                                                           0.919        46,643
                                                                                           0.701        47,525
                                                                                           0.640       719,971
                                                                                           0.669     2,574,969
                                                                                           0.588     3,210,923
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2.040            --
                                                                                           2.062            48
                                                                                           1.523            48
                                                                                           1.544            48
                                                                                           1.413            48
                                                                                           1.315            48
                                                                                           0.974           968
                                                                                           0.853        74,362
                                                                                           0.861       382,498
                                                                                           0.783       396,634
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 1.764            --

                                   UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   1.753       1.789            --
                                                                                2016   1.734       1.753            --
                                                                                2015   1.750       1.734            --
                                                                                2014   1.674       1.750            --
                                                                                2013   1.735       1.674            --
                                                                                2012   1.690       1.735         5,595
                                                                                2011   1.591       1.690       812,298
                                                                                2010   1.518       1.591     1,367,040
                                                                                2009   1.461       1.518     1,203,516
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06).............. 2011   0.946       1.027            --
                                                                                2010   0.828       0.946       700,799
                                                                                2009   0.637       0.828       781,455
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07).......... 2018   1.293       1.100            81
                                                                                2017   1.047       1.293            81
                                                                                2016   1.046       1.047            81
                                                                                2015   1.070       1.046            81
                                                                                2014   1.152       1.070            81
                                                                                2013   0.957       1.152            81
                                                                                2012   0.819       0.957            81
                                                                                2011   0.947       0.819       381,641
                                                                                2010   0.886       0.947       886,835
                                                                                2009   0.697       0.886     1,073,691
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2018   2.719       2.392            --
                                                                                2017   2.400       2.719            --
                                                                                2016   2.002       2.400            --
                                                                                2015   2.117       2.002            --
                                                                                2014   2.040       2.117            --
                                                                                2013   1.490       2.040            --
                                                                                2012   1.296       1.490           766
                                                                                2011   1.368       1.296       502,270
                                                                                2010   1.091       1.368     1,803,448
                                                                                2009   0.876       1.091     1,585,016
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)....................... 2018   2.360       2.224           131
                                                                                2017   1.965       2.360           131
                                                                                2016   1.781       1.965           131
                                                                                2015   1.781       1.781           131
                                                                                2014   1.590       1.781           131
                                                                                2013   1.219       1.590        62,858
                                                                                2012   1.066       1.219        68,210
                                                                                2011   1.059       1.066     1,644,108
                                                                                2010   0.934       1.059     2,893,382
                                                                                2009   0.749       0.934     3,064,717
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).................. 2018   3.634       3.383           229
                                                                                2017   3.277       3.634           239
                                                                                2016   3.043       3.277           239
                                                                                2015   3.091       3.043           239
                                                                                2014   2.885       3.091           239
                                                                                2013   2.459       2.885           239
                                                                                2012   2.235       2.459        13,072
                                                                                2011   2.213       2.235       939,324
                                                                                2010   2.038       2.213     2,225,993
                                                                                2009   1.743       2.038     2,493,349
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)......................... 2018   2.895       2.573             9
                                                                                2017   2.483       2.895             9
                                                                                2016   2.197       2.483             9
                                                                                2015   2.227       2.197             9
                                                                                2014   2.034       2.227             9
                                                                                2013   1.516       2.034             9
                                                                                2012   1.316       1.516         3,771
                                                                                2011   1.320       1.316       363,041
                                                                                2010   1.199       1.320       830,462
                                                                                2009   1.005       1.199       817,971
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)................... 2018   4.669       4.304            --
                                                                                2017   4.082       4.669            --
                                                                                2016   3.481       4.082            --
                                                                                2015   3.503       3.481            --
                                                                                2014   3.545       3.503            --
                                                                                2013   2.831       3.545            --

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2018   2.629
                                                                                           2017   1.993
                                                                                           2016   1.987
                                                                                           2015   1.820
                                                                                           2014   1.692
                                                                                           2013   1.234
                                                                                           2012   1.053
                                                                                           2011   1.080
                                                                                           2010   0.936
                                                                                           2009   0.662
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018   3.332
                                                                                           2017   2.752
                                                                                           2016   2.498
                                                                                           2015   2.467
                                                                                           2014   2.342
                                                                                           2013   1.644
                                                                                           2012   1.435
                                                                                           2011   1.432
                                                                                           2010   1.076
                                                                                           2009   0.786
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   1.977
   .
                                                                                           2017   1.849
                                                                                           2016   1.778
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 2018   1.780
   .
                                                                                           2017   1.780
                                                                                           2016   1.725
                                                                                           2015   1.781
                                                                                           2014   1.712
                                                                                           2013   1.719
                                                                                           2012   1.563
                                                                                           2011   1.540
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018   1.286
                                                                                           2017   1.275
                                                                                           2016   1.272
                                                                                           2015   1.278
                                                                                           2014   1.256
                                                                                           2013   1.279
                                                                                           2012   1.250
                                                                                           2011   1.198
                                                                                           2010   1.144
                                                                                           2009   1.108
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 2018   3.094
                                                                                           2017   2.576
                                                                                           2016   2.420
                                                                                           2015   2.439
                                                                                           2014   2.211
                                                                                           2013   1.708
                                                                                           2012   1.489
                                                                                           2011   1.550
                                                                                           2010   1.342
                                                                                           2009   1.002
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 2016   3.243
                                                                                           2015   3.336
                                                                                           2014   3.185
                                                                                           2013   2.372
                                                                                           2012   2.096
                                                                                           2011   2.379
                                                                                           2010   1.873
                                                                                           2009   1.356
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)..................... 2016   1.745
                                                                                           2015   1.814
                                                                                           2014   1.709
                                                                                           2013   1.252
                                                                                           2012   1.143
                                                                                           2011   1.215
                                                                                           2010   0.964
                                                                                           2009   0.679



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2.567            --
                                                                                           2.629            --
                                                                                           1.993            --
                                                                                           1.987            --
                                                                                           1.820            --
                                                                                           1.692            --
                                                                                           1.234           180
                                                                                           1.053       396,069
                                                                                           1.080       758,774
                                                                                           0.936       723,775
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 3.068            29
                                                                                           3.332            29
                                                                                           2.752            29
                                                                                           2.498            29
                                                                                           2.467        17,754
                                                                                           2.342        63,825
                                                                                           1.644        86,178
                                                                                           1.435     1,269,161
                                                                                           1.432     1,744,502
                                                                                           1.076     1,658,903
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 1.879            --
   .
                                                                                           1.977            --
                                                                                           1.849            --
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 1.780            --
   .
                                                                                           1.780            --
                                                                                           1.780            --
                                                                                           1.725            --
                                                                                           1.781            --
                                                                                           1.712         7,399
                                                                                           1.719         7,538
                                                                                           1.563        79,484
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 1.285            38
                                                                                           1.286            38
                                                                                           1.275            38
                                                                                           1.272            38
                                                                                           1.278            38
                                                                                           1.256        10,500
                                                                                           1.279        27,206
                                                                                           1.250       551,113
                                                                                           1.198     1,295,021
                                                                                           1.144     1,210,019
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 2.854            --
                                                                                           3.094            --
                                                                                           2.576            --
                                                                                           2.420            --
                                                                                           2.439            --
                                                                                           2.211           342
                                                                                           1.708        21,446
                                                                                           1.489     1,306,030
                                                                                           1.550     2,397,318
                                                                                           1.342     2,360,526
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 3.586           154
                                                                                           3.243           154
                                                                                           3.336           154
                                                                                           3.185           154
                                                                                           2.372        47,081
                                                                                           2.096     1,095,112
                                                                                           2.379     2,307,267
                                                                                           1.873     2,195,655
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)..................... 1.796           296
                                                                                           1.745           296
                                                                                           1.814           296
                                                                                           1.709           313
                                                                                           1.252           638
                                                                                           1.143       296,821
                                                                                           1.215       563,723
                                                                                           0.964       578,699

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2018   3.533       2.939            79
                                                                                  2017   2.547       3.533            79
                                                                                  2016   2.195       2.547            79
                                                                                  2015   2.763       2.195            79
                                                                                  2014   3.052       2.763            79
                                                                                  2013   3.118       3.052            79
                                                                                  2012   2.789       3.118           757
                                                                                  2011   3.354       2.789       403,575
                                                                                  2010   2.887       3.354       920,185
                                                                                  2009   1.693       2.887     1,031,411
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2018   1.823       1.523            --
                                                                                  2017   1.581       1.823            --
                                                                                  2016   1.493       1.581            --
                                                                                  2015   1.616       1.493            --
                                                                                  2014   1.840       1.616            --
                                                                                  2013   1.515       1.840            13
                                                                                  2012   1.297       1.515        16,335
                                                                                  2011   1.468       1.297       627,988
                                                                                  2010   1.371       1.468     1,438,619
                                                                                  2009   1.012       1.371     1,377,122
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00)................... 2018   1.538       1.510           512
                                                                                  2017   1.225       1.538           512
                                                                                  2016   1.106       1.225           512
                                                                                  2015   1.079       1.106           512
                                                                                  2014   0.973       1.079           512
                                                                                  2013   0.745       0.973           512
                                                                                  2012   0.645       0.745         9,786
                                                                                  2011   0.664       0.645       997,489
                                                                                  2010   0.535       0.664     2,098,439
                                                                                  2009   0.375       0.535     2,563,550
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)................... 2016   2.293       2.819            22
                                                                                  2015   2.572       2.293            22
                                                                                  2014   2.559       2.572            22
                                                                                  2013   1.929       2.559        13,477
                                                                                  2012   1.693       1.929        22,355
                                                                                  2011   1.845       1.693       258,834
                                                                                  2010   1.495       1.845       550,421
                                                                                  2009   1.139       1.495       694,486
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2018   2.765       2.632            --
                                                                                  2017   2.610       2.765            15
                                                                                  2016   2.447       2.610            15
                                                                                  2015   2.496       2.447            15
                                                                                  2014   2.336       2.496           733
                                                                                  2013   2.359       2.336           743
                                                                                  2012   2.086       2.359        14,669
                                                                                  2011   2.007       2.086       316,517
                                                                                  2010   1.822       2.007       979,162
                                                                                  2009   1.379       1.822       990,690
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.133       2.390            --
                                                                                  2010   2.007       2.133     1,464,347
                                                                                  2009   1.553       2.007     1,571,710
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2018   2.466       2.233         1,657
                                                                                  2017   2.146       2.466         1,745
                                                                                  2016   2.146       2.146         1,745
                                                                                  2015   2.210       2.146         1,745
                                                                                  2014   1.858       2.210         1,745
                                                                                  2013   1.272       1.858         1,849
                                                                                  2012   1.085       1.272       129,939
                                                                                  2011   1.071       1.085     3,332,686
                                                                                  2010   0.867       1.071     7,481,745
                                                                                  2009   0.652       0.867     8,943,247
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.214       1.222            --

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2013   0.930       1.214        13,058
                                                                                         2012   0.819       0.930        26,443
                                                                                         2011   0.883       0.819     1,337,263
                                                                                         2010   0.767       0.883     2,094,228
                                                                                         2009   0.600       0.767     2,066,524
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)................... 2018   3.090       2.999            --
                                                                                         2017   2.616       3.090            59
                                                                                         2016   2.412       2.616            59
                                                                                         2015   2.402       2.412            59
                                                                                         2014   2.190       2.402            59
                                                                                         2013   1.705       2.190            59
                                                                                         2012   1.489       1.705         6,293
                                                                                         2011   1.468       1.489       778,350
                                                                                         2010   1.319       1.468     1,672,270
                                                                                         2009   1.094       1.319     2,187,318
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07).............. 2018   2.697       2.535           121
                                                                                         2017   2.290       2.697           121
                                                                                         2016   2.016       2.290           121
                                                                                         2015   2.132       2.016           121
                                                                                         2014   1.899       2.132           121
                                                                                         2013   1.526       1.899           180
                                                                                         2012   1.353       1.526           292
                                                                                         2011   1.269       1.353       405,804
                                                                                         2010   1.144       1.269       662,227
                                                                                         2009   0.942       1.144       621,507
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 2018   4.245       4.195            30
                                                                                         2017   3.416       4.245            30
                                                                                         2016   3.219       3.416            30
                                                                                         2015   2.968       3.219            30
                                                                                         2014   2.635       2.968            30
                                                                                         2013   1.934       2.635            30
                                                                                         2012   1.627       1.934         2,250
                                                                                         2011   1.657       1.627       333,536
                                                                                         2010   1.527       1.657       662,287
                                                                                         2009   1.085       1.527       759,254
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2018   3.201       2.882           174
                                                                                         2017   2.821       3.201           174
                                                                                         2016   2.527       2.821           174
                                                                                         2015   2.633       2.527           174
                                                                                         2014   2.385       2.633           174
                                                                                         2013   1.824       2.385           174
                                                                                         2012   1.584       1.824         5,427
                                                                                         2011   1.528       1.584       363,040
                                                                                         2010   1.413       1.528       850,498
                                                                                         2009   1.148       1.413     1,158,869
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2018   3.059       3.126            --
                                                                                         2017   2.491       3.059            --
                                                                                         2016   2.383       2.491            --
                                                                                         2015   2.522       2.383            --
                                                                                         2014   2.452       2.522            --
                                                                                         2013   1.688       2.452         1,986
                                                                                         2012   1.430       1.688         4,338
                                                                                         2011   1.428       1.430       195,286
                                                                                         2010   1.154       1.428       407,878
                                                                                         2009   0.818       1.154       534,450
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.814       0.793            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2010   0.941       1.015       420,282
                                                                                         2009   0.811       0.941       413,773
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.505       1.537            --
                                                                                         2010   1.366       1.505       282,086
                                                                                         2009   1.158       1.366       310,109
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2018   2.735       2.597            --

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2017   2.548       2.735             --
                                                                         2016   2.231       2.548             --
                                                                         2015   2.398       2.231             --
                                                                         2014   2.455       2.398             --
                                                                         2013   2.338       2.455             --
                                                                         2012   2.000       2.338          3,179
                                                                         2011   1.990       2.000        308,755
                                                                         2010   1.752       1.990        650,316
                                                                         2009   1.140       1.752        616,959
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........... 2010   1.229       1.224             --
                                                                         2009   1.241       1.229     12,762,892
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.412       1.461             --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........... 2018   2.087       2.043             --
                                                                         2017   1.809       2.087             --
                                                                         2016   1.724       1.809             --
                                                                         2015   1.775       1.724             --
                                                                         2014   1.643       1.775             --
                                                                         2013   1.401       1.643             --
                                                                         2012   1.281       1.401            112
                                                                         2011   1.297       1.281        172,264
                                                                         2010   1.170       1.297        250,443
                                                                         2009   0.964       1.170        398,753
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................... 2009   1.050       1.020             --





                                  UGVA -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)........ 2018   3.011       2.704        327,211
                                                                  2017   2.320       3.011        569,911
                                                                  2016   2.336       2.320        693,084
                                                                  2015   2.213       2.336        957,450
                                                                  2014   2.192       2.213      1,476,405
                                                                  2013   1.719       2.192      2,166,690
                                                                  2012   1.421       1.719      2,662,265
                                                                  2011   1.580       1.421      4,633,360
                                                                  2010   1.432       1.580      6,581,997
                                                                  2009   1.020       1.432      7,233,676
 American Funds Growth Subaccount (Class 2) (5/04)............... 2018   2.929       2.884        720,267
                                                                  2017   2.313       2.929      1,016,595
                                                                  2016   2.140       2.313      1,297,675
                                                                  2015   2.029       2.140      1,631,034
                                                                  2014   1.894       2.029      2,277,286
                                                                  2013   1.475       1.894      3,133,258
                                                                  2012   1.268       1.475      3,869,231
                                                                  2011   1.342       1.268      7,135,632
                                                                  2010   1.145       1.342     11,476,422
                                                                  2009   0.832       1.145     13,545,511
 American Funds Growth-Income Subaccount (Class 2) (5/04)........ 2018   2.501       2.425        808,203
                                                                  2017   2.071       2.501      1,070,358
                                                                  2016   1.881       2.071      1,294,259
                                                                  2015   1.878       1.881      1,399,537
                                                                  2014   1.720       1.878      1,921,984
                                                                  2013   1.305       1.720      2,640,902
                                                                  2012   1.126       1.305      2,935,993
                                                                  2011   1.162       1.126      4,705,041
                                                                  2010   1.056       1.162      7,285,383
                                                                  2009   0.815       1.056      7,547,697
Brighthouse Funds Trust I

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)...................... 2013   2.338       2.485             --
                                                                                    2012   1.936       2.338      3,179,438
                                                                                    2011   2.348       1.936      5,573,159
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................ 2018   3.146       3.029         93,461
                                                                                    2017   2.946       3.146        122,588
                                                                                    2016   2.609       2.946        147,278
                                                                                    2015   2.743       2.609        157,691
                                                                                    2014   2.685       2.743        478,324
                                                                                    2013   2.475       2.685        624,970
                                                                                    2012   2.145       2.475        756,588
                                                                                    2011   2.117       2.145      1,007,187
                                                                                    2010   1.845       2.117      1,581,266
                                                                                    2009   1.269       1.845      1,880,434
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................ 2018   1.684       1.495        880,288
                                                                                    2017   1.388       1.684      1,036,168
                                                                                    2016   1.290       1.388      1,247,512
                                                                                    2015   1.334       1.290      1,352,276
                                                                                    2014   1.286       1.334      1,677,550
                                                                                    2013   1.006       1.286      2,321,706
                                                                                    2012   0.873       1.006      2,897,181
                                                                                    2011   1.019       0.873      4,319,390
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06).................... 2018   3.210       2.685        323,438
                                                                                    2017   2.911       3.210        399,547
                                                                                    2016   2.247       2.911        568,780
                                                                                    2015   2.406       2.247        891,702
                                                                                    2014   2.397       2.406      1,319,905
                                                                                    2013   1.833       2.397      1,702,219
                                                                                    2012   1.574       1.833      2,209,731
                                                                                    2011   1.752       1.574      3,770,904
                                                                                    2010   1.481       1.752      5,509,443
                                                                                    2009   1.186       1.481      6,406,176
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.761       0.724             10
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2018   2.095       1.938        145,744
                                                                                    2017   1.741       2.095        143,425
                                                                                    2016   1.628       1.741        259,888
                                                                                    2015   1.579       1.628        303,262
                                                                                    2014   1.408       1.579        287,724
                                                                                    2013   1.063       1.408        499,545
                                                                                    2012   0.949       1.063        711,965
                                                                                    2011   0.959       0.949        835,598
                                                                                    2010   0.863       0.959      1,709,339
                                                                                    2009   0.734       0.863      2,207,860
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2018   1.297       1.173        400,929
                                                                                    2017   1.184       1.297        463,542
                                                                                    2016   1.186       1.184        606,309
                                                                                    2015   1.216       1.186        953,953
                                                                                    2014   1.084       1.216      1,520,393
                                                                                    2013   1.058       1.084      1,936,256
                                                                                    2012   0.849       1.058      2,393,068
                                                                                    2011   0.908       0.849      3,803,428
                                                                                    2010   0.791       0.908      5,336,585
                                                                                    2009   0.593       0.791      5,709,423
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   3.819       3.981             --
                                                                                    2013   2.996       3.819      3,957,013
                                                                                    2012   2.472       2.996      5,355,311
                                                                                    2011   2.702       2.472      8,570,438
                                                                                    2010   2.495       2.702     13,454,878
                                                                                    2009   1.765       2.495     16,196,897
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 2018   5.061       4.655      1,896,026
                                                                                    2017   4.319       5.061      2,081,689
                                                                                    2016   4.249       4.319      2,568,735
                                                                                    2015   4.475       4.249      2,871,611
                                                                                    2014   3.969       4.475      3,516,432
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2018   2.893       2.178        520,332

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2017   2.241       2.893        607,203
                                                                         2016   2.094       2.241        771,973
                                                                         2015   2.217       2.094        956,228
                                                                         2014   2.377       2.217      1,218,441
                                                                         2013   1.841       2.377      1,559,038
                                                                         2012   1.441       1.841      1,959,005
                                                                         2011   1.697       1.441      3,624,797
                                                                         2010   1.473       1.697      6,288,870
                                                                         2009   0.960       1.473      7,629,665
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)..................... 2018   3.052       2.647         93,267
                                                                         2017   2.620       3.052        105,356
                                                                         2016   2.263       2.620        184,104
                                                                         2015   2.438       2.263        222,385
                                                                         2014   2.260       2.438        313,134
                                                                         2013   1.691       2.260        299,795
                                                                         2012   1.445       1.691        491,621
                                                                         2011   1.486       1.445        887,062
                                                                         2010   1.310       1.486      1,835,375
                                                                         2009   1.048       1.310      1,987,813
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)........... 2016   1.833       1.890             --
                                                                         2015   1.892       1.833        186,633
                                                                         2014   1.824       1.892        182,278
                                                                         2013   1.708       1.824        284,445
                                                                         2012   1.529       1.708        376,922
                                                                         2011   1.477       1.529        725,588
                                                                         2010   1.322       1.477      1,229,116
                                                                         2009   0.977       1.322      1,850,341
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08).......................... 2013   2.552       2.768             --
                                                                         2012   2.448       2.552        689,634
                                                                         2011   2.614       2.448      1,472,819
                                                                         2010   2.149       2.614      1,924,745
                                                                         2009   1.587       2.149      2,052,042
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13)............ 2018   1.615       1.386      2,777,917
                                                                         2017   1.195       1.615      3,400,194
                                                                         2016   1.207       1.195      3,914,760
                                                                         2015   1.175       1.207      4,664,861
                                                                         2014   1.165       1.175      5,692,328
                                                                         2013   1.015       1.165      6,757,419
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)................... 2018   1.954       1.925        880,002
                                                                         2017   1.895       1.954        919,456
                                                                         2016   1.871       1.895      1,155,063
                                                                         2015   1.895       1.871      1,852,917
                                                                         2014   1.843       1.895      2,264,639
                                                                         2013   1.903       1.843      2,866,776
                                                                         2012   1.765       1.903      4,238,065
                                                                         2011   1.733       1.765      6,434,557
                                                                         2010   1.623       1.733      9,909,314
                                                                         2009   1.453       1.623     11,426,387
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)......................... 2016   2.257       2.272             --
                                                                         2015   2.285       2.257            957
                                                                         2014   2.082       2.285          2,094
                                                                         2013   1.585       2.082          6,031
                                                                         2012   1.452       1.585         50,362
                                                                         2011   1.541       1.452        192,178
                                                                         2010   1.344       1.541        346,278
                                                                         2009   1.099       1.344        369,786
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............. 2016   2.496       2.561             --
                                                                         2015   2.562       2.496        433,581
                                                                         2014   2.482       2.562        631,353
                                                                         2013   2.476       2.482        862,344
                                                                         2012   2.247       2.476      1,040,037
                                                                         2011   2.197       2.247      1,537,711
                                                                         2010   1.984       2.197      2,566,007
                                                                         2009   1.510       1.984      3,222,141
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)........ 2018   1.918       1.720      1,879,686

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   1.661       1.918      2,145,115
                                                                           2016   1.452       1.661      2,614,639
                                                                           2015   1.525       1.452      2,980,497
                                                                           2014   1.364       1.525      3,709,319
                                                                           2013   1.033       1.364      4,628,960
                                                                           2012   0.887       1.033      5,887,235
                                                                           2011   0.936       0.887     10,810,815
                                                                           2010   0.811       0.936     19,851,521
                                                                           2009   0.694       0.811     24,012,047
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   1.671       1.499        476,299
                                                                           2017   1.446       1.671        511,093
                                                                           2016   1.262       1.446        744,410
                                                                           2015   1.325       1.262      1,108,198
                                                                           2014   1.212       1.325      1,381,123
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)......... 2018   2.117       1.878        121,711
                                                                           2017   1.959       2.117        129,486
                                                                           2016   1.719       1.959        155,510
                                                                           2015   1.913       1.719        241,920
                                                                           2014   1.767       1.913        477,612
                                                                           2013   1.374       1.767        558,522
                                                                           2012   1.214       1.374        593,212
                                                                           2011   1.277       1.214      1,324,942
                                                                           2010   1.030       1.277      2,165,806
                                                                           2009   0.825       1.030      2,543,891
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.989       1.956        351,914
                                                                           2017   1.936       1.989        437,345
                                                                           2016   1.902       1.936        650,900
                                                                           2015   1.915       1.902        554,729
                                                                           2014   1.812       1.915        761,675
                                                                           2013   1.850       1.812        879,988
                                                                           2012   1.743       1.850      1,519,095
                                                                           2011   1.657       1.743      2,500,569
                                                                           2010   1.549       1.657      3,555,138
                                                                           2009   1.434       1.549      4,443,106
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   3.032       3.065      1,057,366
                                                                           2017   2.293       3.032        976,507
                                                                           2016   2.321       2.293      1,294,285
                                                                           2015   2.213       2.321      1,397,566
                                                                           2014   2.058       2.213      1,874,273
                                                                           2013   1.554       2.058      2,319,449
                                                                           2012   1.376       1.554      3,437,350
                                                                           2011   1.531       1.376      7,570,122
                                                                           2010   1.295       1.531     13,491,637
                                                                           2009   1.026       1.295     17,493,502
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2018   1.104       1.108      1,915,004
                                                                           2017   1.111       1.104      2,675,277
                                                                           2016   1.123       1.111      2,828,626
                                                                           2015   1.138       1.123      3,646,113
                                                                           2014   1.152       1.138      4,882,100
                                                                           2013   1.167       1.152      6,791,316
                                                                           2012   1.183       1.167      9,383,762
                                                                           2011   1.198       1.183     21,398,194
                                                                           2010   1.209       1.198     33,699,027
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.480       1.423        220,264
                                                                           2017   1.402       1.480      1,016,864
                                                                           2016   1.359       1.402      1,249,224
                                                                           2015   1.385       1.359      1,297,208
                                                                           2014   1.343       1.385      1,807,618
                                                                           2013   1.305       1.343      2,183,656
                                                                           2012   1.211       1.305      3,205,012
                                                                           2011   1.188       1.211      2,990,464
                                                                           2010   1.093       1.188      3,678,320
                                                                           2009   0.919       1.093      3,051,789
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.569       1.481         58,155

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.437
                                                                                           2016   1.372
                                                                                           2015   1.405
                                                                                           2014   1.357
                                                                                           2013   1.239
                                                                                           2012   1.126
                                                                                           2011   1.129
                                                                                           2010   1.026
                                                                                           2009   0.840
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2018   1.637
                                                                                           2017   1.446
                                                                                           2016   1.367
                                                                                           2015   1.403
                                                                                           2014   1.353
                                                                                           2013   1.162
                                                                                           2012   1.039
                                                                                           2011   1.068
                                                                                           2010   0.956
                                                                                           2009   0.765
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.686
                                                                                           2017   1.433
                                                                                           2016   1.343
                                                                                           2015   1.384
                                                                                           2014   1.332
                                                                                           2013   1.086
                                                                                           2012   0.953
                                                                                           2011   1.004
                                                                                           2010   0.886
                                                                                           2009   0.696
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.102
                                                                                           2017   1.788
                                                                                           2016   1.688
                                                                                           2015   1.670
                                                                                           2014   1.529
                                                                                           2013   1.158
                                                                                           2012   1.040
                                                                                           2011   1.098
                                                                                           2010   0.993
                                                                                           2009   0.762
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.956
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.835
                                                                                           2012   1.607
                                                                                           2011   1.737
                                                                                           2010   1.537
                                                                                           2009   1.280
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2018   1.296
                                                                                           2017   1.049
                                                                                           2016   1.010
                                                                                           2015   0.995
                                                                                           2014   0.908
                                                                                           2013   0.693
                                                                                           2012   0.634
                                                                                           2011   0.663
                                                                                           2010   0.583
                                                                                           2009   0.396
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2018   2.028
                                                                                           2017   1.500
                                                                                           2016   1.521
                                                                                           2015   1.394
                                                                                           2014   1.299
                                                                                           2013   0.962
                                                                                           2012   0.844
                                                                                           2011   0.853
                                                                                           2010   0.776
                                                                                           2009   0.564
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 2018   1.758



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.569        194,838
                                                                                           1.437        319,530
                                                                                           1.372        518,439
                                                                                           1.405        745,697
                                                                                           1.357      1,793,497
                                                                                           1.239      2,347,220
                                                                                           1.126      2,667,434
                                                                                           1.129      2,874,192
                                                                                           1.026      2,872,537
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.517      7,182,939
                                                                                           1.637      9,443,960
                                                                                           1.446     10,038,386
                                                                                           1.367     11,355,917
                                                                                           1.403     12,683,966
                                                                                           1.353     16,001,032
                                                                                           1.162     15,254,988
                                                                                           1.039     15,109,022
                                                                                           1.068     17,557,990
                                                                                           0.956     15,625,705
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.529      4,006,268
                                                                                           1.686      5,199,987
                                                                                           1.433      7,097,299
                                                                                           1.343      7,132,722
                                                                                           1.384      8,502,340
                                                                                           1.332     10,628,301
                                                                                           1.086     10,579,837
                                                                                           0.953     11,809,727
                                                                                           1.004     13,650,455
                                                                                           0.886     13,663,307
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.073        246,503
                                                                                           2.102        346,227
                                                                                           1.788        551,545
                                                                                           1.688        508,349
                                                                                           1.670        806,869
                                                                                           1.529      1,172,881
                                                                                           1.158      1,562,294
                                                                                           1.040      3,626,884
                                                                                           1.098      5,368,233
                                                                                           0.993      6,327,133
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.999             10
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2.022             --
                                                                                           1.835      2,071,583
                                                                                           1.607      2,765,167
                                                                                           1.737      4,791,217
                                                                                           1.537      5,467,523
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 1.206      1,867,947
                                                                                           1.296      2,101,031
                                                                                           1.049      2,240,899
                                                                                           1.010      2,529,362
                                                                                           0.995      3,123,390
                                                                                           0.908      3,533,163
                                                                                           0.693      4,539,462
                                                                                           0.634      8,084,131
                                                                                           0.663     12,172,827
                                                                                           0.583     13,770,208
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2.004          2,118
                                                                                           2.028          2,118
                                                                                           1.500          2,118
                                                                                           1.521          2,179
                                                                                           1.394          2,179
                                                                                           1.299          2,748
                                                                                           0.962          8,232
                                                                                           0.844        966,333
                                                                                           0.853      1,064,480
                                                                                           0.776      1,311,531
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 1.732            174

                                   UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   1.725       1.758            184
                                                                                2016   1.707       1.725            184
                                                                                2015   1.725       1.707          8,300
                                                                                2014   1.652       1.725          8,300
                                                                                2013   1.713       1.652          8,585
                                                                                2012   1.671       1.713          9,385
                                                                                2011   1.574       1.671        732,436
                                                                                2010   1.504       1.574      1,671,021
                                                                                2009   1.449       1.504      2,585,296
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06).............. 2011   0.942       1.022             --
                                                                                2010   0.825       0.942      4,893,604
                                                                                2009   0.636       0.825      5,061,384
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07).......... 2018   1.270       1.079         15,325
                                                                                2017   1.030       1.270         15,333
                                                                                2016   1.030       1.030         15,333
                                                                                2015   1.055       1.030         15,333
                                                                                2014   1.137       1.055         15,737
                                                                                2013   0.945       1.137         17,662
                                                                                2012   0.809       0.945         21,966
                                                                                2011   0.937       0.809        717,239
                                                                                2010   0.877       0.937      2,118,667
                                                                                2009   0.691       0.877      2,905,850
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2018   2.672       2.348             25
                                                                                2017   2.361       2.672             30
                                                                                2016   1.972       2.361             30
                                                                                2015   2.087       1.972          1,319
                                                                                2014   2.013       2.087          1,319
                                                                                2013   1.472       2.013          2,111
                                                                                2012   1.282       1.472          6,447
                                                                                2011   1.354       1.282        898,070
                                                                                2010   1.081       1.354      2,089,324
                                                                                2009   0.869       1.081      2,423,303
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)....................... 2018   2.321       2.185      1,889,330
                                                                                2017   1.935       2.321      2,131,088
                                                                                2016   1.755       1.935      2,705,551
                                                                                2015   1.757       1.755      3,008,661
                                                                                2014   1.571       1.757      3,593,405
                                                                                2013   1.205       1.571      4,028,904
                                                                                2012   1.055       1.205      5,708,323
                                                                                2011   1.049       1.055      9,016,727
                                                                                2010   0.926       1.049     14,424,993
                                                                                2009   0.743       0.926      8,207,661
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).................. 2018   3.543       3.296      1,183,047
                                                                                2017   3.198       3.543      1,319,708
                                                                                2016   2.973       3.198      1,663,578
                                                                                2015   3.023       2.973      2,008,207
                                                                                2014   2.825       3.023      2,636,980
                                                                                2013   2.410       2.825      3,145,105
                                                                                2012   2.192       2.410      3,997,834
                                                                                2011   2.173       2.192      6,398,691
                                                                                2010   2.004       2.173     10,017,498
                                                                                2009   1.715       2.004     11,933,566
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)......................... 2018   2.856       2.535        924,078
                                                                                2017   2.452       2.856      1,119,535
                                                                                2016   2.171       2.452      1,348,226
                                                                                2015   2.203       2.171      1,539,555
                                                                                2014   2.014       2.203      1,926,644
                                                                                2013   1.503       2.014      2,605,214
                                                                                2012   1.306       1.503      1,144,577
                                                                                2011   1.312       1.306      2,112,750
                                                                                2010   1.193       1.312      3,278,631
                                                                                2009   1.000       1.193      3,622,554
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)................... 2018   4.576       4.214         99,411
                                                                                2017   4.005       4.576        103,796
                                                                                2016   3.418       4.005        130,373
                                                                                2015   3.443       3.418        183,987
                                                                                2014   3.488       3.443        246,379
                                                                                2013   2.787       3.488        398,184

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2018   2.598
                                                                                           2017   1.972
                                                                                           2016   1.968
                                                                                           2015   1.804
                                                                                           2014   1.679
                                                                                           2013   1.226
                                                                                           2012   1.047
                                                                                           2011   1.075
                                                                                           2010   0.933
                                                                                           2009   0.661
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018   3.264
                                                                                           2017   2.698
                                                                                           2016   2.452
                                                                                           2015   2.424
                                                                                           2014   2.303
                                                                                           2013   1.618
                                                                                           2012   1.415
                                                                                           2011   1.413
                                                                                           2010   1.063
                                                                                           2009   0.777
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   1.938
   .
                                                                                           2017   1.814
                                                                                           2016   1.746
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 2018   1.747
   .
                                                                                           2017   1.747
                                                                                           2016   1.694
                                                                                           2015   1.751
                                                                                           2014   1.685
                                                                                           2013   1.693
                                                                                           2012   1.541
                                                                                           2011   1.520
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018   1.268
                                                                                           2017   1.259
                                                                                           2016   1.257
                                                                                           2015   1.264
                                                                                           2014   1.244
                                                                                           2013   1.268
                                                                                           2012   1.241
                                                                                           2011   1.190
                                                                                           2010   1.137
                                                                                           2009   1.103
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 2018   3.044
                                                                                           2017   2.536
                                                                                           2016   2.385
                                                                                           2015   2.406
                                                                                           2014   2.183
                                                                                           2013   1.689
                                                                                           2012   1.473
                                                                                           2011   1.535
                                                                                           2010   1.330
                                                                                           2009   0.995
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 2016   3.196
                                                                                           2015   3.291
                                                                                           2014   3.145
                                                                                           2013   2.345
                                                                                           2012   2.074
                                                                                           2011   2.356
                                                                                           2010   1.857
                                                                                           2009   1.346
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)..................... 2016   1.720
                                                                                           2015   1.790
                                                                                           2014   1.687
                                                                                           2013   1.237
                                                                                           2012   1.131
                                                                                           2011   1.204
                                                                                           2010   0.955
                                                                                           2009   0.674



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2.535       523,989
                                                                                           2.598       614,636
                                                                                           1.972       833,306
                                                                                           1.968     1,135,112
                                                                                           1.804     1,311,688
                                                                                           1.679     1,702,634
                                                                                           1.226     1,940,003
                                                                                           1.047     2,542,898
                                                                                           1.075     3,295,036
                                                                                           0.933     3,778,580
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 3.003       889,929
                                                                                           3.264       867,857
                                                                                           2.698     1,262,308
                                                                                           2.452     1,520,913
                                                                                           2.424     1,840,262
                                                                                           2.303     2,270,869
                                                                                           1.618     3,022,901
                                                                                           1.415     5,375,658
                                                                                           1.413     7,816,583
                                                                                           1.063     8,473,760
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 1.840       332,195
   .
                                                                                           1.938       447,698
                                                                                           1.814       624,367
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 1.747            --
   .
                                                                                           1.747            --
                                                                                           1.747            --
                                                                                           1.694         1,450
                                                                                           1.751         1,450
                                                                                           1.685         1,917
                                                                                           1.693        15,269
                                                                                           1.541       367,858
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 1.266       492,463
                                                                                           1.268       623,242
                                                                                           1.259     1,059,850
                                                                                           1.257     1,269,430
                                                                                           1.264     1,575,440
                                                                                           1.244     2,135,006
                                                                                           1.268     2,705,000
                                                                                           1.241     4,375,374
                                                                                           1.190     6,050,925
                                                                                           1.137     6,823,795
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 2.805       414,795
                                                                                           3.044       559,652
                                                                                           2.536       688,330
                                                                                           2.385     1,165,772
                                                                                           2.406     1,793,128
                                                                                           2.183     2,309,588
                                                                                           1.689     2,967,387
                                                                                           1.473     5,164,998
                                                                                           1.535     7,733,255
                                                                                           1.330     9,265,313
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 3.531       700,945
                                                                                           3.196       862,415
                                                                                           3.291     1,250,029
                                                                                           3.145     1,829,790
                                                                                           2.345     2,647,200
                                                                                           2.074     4,581,677
                                                                                           2.356     7,667,248
                                                                                           1.857     9,000,472
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)..................... 1.768       164,729
                                                                                           1.720       248,145
                                                                                           1.790       304,833
                                                                                           1.687       514,004
                                                                                           1.237       853,470
                                                                                           1.131     1,395,992
                                                                                           1.204     1,969,799
                                                                                           0.955     2,258,515

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2018   3.482       2.894        127,369
                                                                                  2017   2.512       3.482        137,273
                                                                                  2016   2.167       2.512        161,036
                                                                                  2015   2.731       2.167        209,030
                                                                                  2014   3.020       2.731        394,570
                                                                                  2013   3.088       3.020        611,501
                                                                                  2012   2.765       3.088        857,464
                                                                                  2011   3.328       2.765      1,689,050
                                                                                  2010   2.868       3.328      3,010,383
                                                                                  2009   1.683       2.868      3,541,673
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2018   1.798       1.501        256,107
                                                                                  2017   1.561       1.798        299,198
                                                                                  2016   1.476       1.561        344,068
                                                                                  2015   1.599       1.476        427,065
                                                                                  2014   1.823       1.599        563,754
                                                                                  2013   1.502       1.823        686,703
                                                                                  2012   1.287       1.502      1,211,761
                                                                                  2011   1.459       1.287      2,393,096
                                                                                  2010   1.363       1.459      3,982,079
                                                                                  2009   1.008       1.363      4,815,991
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00)................... 2018   1.511       1.482      1,686,331
                                                                                  2017   1.205       1.511      1,744,885
                                                                                  2016   1.089       1.205      1,938,126
                                                                                  2015   1.063       1.089      2,214,272
                                                                                  2014   0.959       1.063      3,402,471
                                                                                  2013   0.736       0.959      3,680,523
                                                                                  2012   0.637       0.736      4,760,174
                                                                                  2011   0.657       0.637      7,464,584
                                                                                  2010   0.530       0.657     12,963,279
                                                                                  2009   0.372       0.530     13,437,706
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)................... 2016   2.260       2.775          3,690
                                                                                  2015   2.537       2.260          7,825
                                                                                  2014   2.527       2.537          7,860
                                                                                  2013   1.907       2.527          9,692
                                                                                  2012   1.676       1.907         31,291
                                                                                  2011   1.828       1.676        535,368
                                                                                  2010   1.482       1.828      1,070,940
                                                                                  2009   1.130       1.482      1,345,432
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2018   2.696       2.564        442,141
                                                                                  2017   2.548       2.696        521,579
                                                                                  2016   2.391       2.548        511,492
                                                                                  2015   2.442       2.391        612,901
                                                                                  2014   2.287       2.442        697,082
                                                                                  2013   2.312       2.287        853,669
                                                                                  2012   2.047       2.312      1,027,467
                                                                                  2011   1.971       2.047      1,948,627
                                                                                  2010   1.791       1.971      4,033,414
                                                                                  2009   1.357       1.791      4,884,811
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.094       2.346             --
                                                                                  2010   1.973       2.094      9,096,637
                                                                                  2009   1.528       1.973     12,052,664
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2018   2.423       2.192        330,037
                                                                                  2017   2.110       2.423        418,898
                                                                                  2016   2.113       2.110        667,400
                                                                                  2015   2.178       2.113        966,025
                                                                                  2014   1.833       2.178      1,351,357
                                                                                  2013   1.256       1.833      1,771,099
                                                                                  2012   1.072       1.256      2,204,937
                                                                                  2011   1.060       1.072      8,897,041
                                                                                  2010   0.859       1.060     20,678,263
                                                                                  2009   0.647       0.859     26,443,516
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.203       1.210             --

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2013   0.922       1.203     1,748,257
                                                                                         2012   0.812       0.922     2,047,811
                                                                                         2011   0.877       0.812     3,884,818
                                                                                         2010   0.762       0.877     5,865,471
                                                                                         2009   0.597       0.762     6,950,854
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)................... 2018   3.028       2.936       738,741
                                                                                         2017   2.566       3.028     1,056,842
                                                                                         2016   2.368       2.566     1,256,670
                                                                                         2015   2.361       2.368     1,339,316
                                                                                         2014   2.155       2.361     1,585,680
                                                                                         2013   1.679       2.155     1,852,830
                                                                                         2012   1.467       1.679     2,263,684
                                                                                         2011   1.449       1.467     4,459,451
                                                                                         2010   1.303       1.449     6,789,393
                                                                                         2009   1.081       1.303     8,447,866
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07).............. 2018   2.644       2.483       260,791
                                                                                         2017   2.247       2.644       285,052
                                                                                         2016   1.980       2.247       304,207
                                                                                         2015   2.096       1.980       367,738
                                                                                         2014   1.869       2.096       440,684
                                                                                         2013   1.504       1.869       496,877
                                                                                         2012   1.334       1.504       622,756
                                                                                         2011   1.252       1.334     1,566,940
                                                                                         2010   1.130       1.252     2,876,435
                                                                                         2009   0.932       1.130     3,588,547
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 2018   4.162       4.108       150,100
                                                                                         2017   3.352       4.162       175,071
                                                                                         2016   3.162       3.352       218,652
                                                                                         2015   2.918       3.162       285,168
                                                                                         2014   2.593       2.918       321,680
                                                                                         2013   1.906       2.593       443,350
                                                                                         2012   1.604       1.906       741,953
                                                                                         2011   1.636       1.604     1,499,097
                                                                                         2010   1.509       1.636     2,460,724
                                                                                         2009   1.074       1.509     2,869,982
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2018   3.139       2.823       108,883
                                                                                         2017   2.769       3.139       126,312
                                                                                         2016   2.482       2.769       183,819
                                                                                         2015   2.589       2.482       342,980
                                                                                         2014   2.348       2.589       408,652
                                                                                         2013   1.797       2.348       577,601
                                                                                         2012   1.563       1.797       979,595
                                                                                         2011   1.509       1.563     2,060,472
                                                                                         2010   1.396       1.509     3,965,082
                                                                                         2009   1.136       1.396     5,243,621
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2018   3.008       3.071       110,976
                                                                                         2017   2.452       3.008       162,334
                                                                                         2016   2.348       2.452       192,923
                                                                                         2015   2.488       2.348       335,834
                                                                                         2014   2.421       2.488       374,181
                                                                                         2013   1.668       2.421       439,884
                                                                                         2012   1.415       1.668       573,052
                                                                                         2011   1.414       1.415       949,874
                                                                                         2010   1.144       1.414     1,356,167
                                                                                         2009   0.812       1.144     1,867,734
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.810       0.789            25
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2010   0.935       1.008       855,056
                                                                                         2009   0.807       0.935       582,646
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.485       1.516            --
                                                                                         2010   1.349       1.485       741,254
                                                                                         2009   1.145       1.349       949,037
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2018   2.680       2.541       174,394

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT      UNIT       NUMBER OF
                                                                                   VALUE      VALUE        UNITS
                                                                                     AT        AT       OUTSTANDING
                                                                                 BEGINNING   END OF         AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR      END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ----------------
                                                                         2017   2.499       2.680         216,328
                                                                         2016   2.190       2.499         242,260
                                                                         2015   2.356       2.190         275,841
                                                                         2014   2.415       2.356         338,987
                                                                         2013   2.302       2.415         420,993
                                                                         2012   1.971       2.302         865,669
                                                                         2011   1.963       1.971       1,518,947
                                                                         2010   1.731       1.963       2,092,112
                                                                         2009   1.127       1.731       2,325,267
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........... 2010   1.214       1.209              --
                                                                         2009   1.227       1.214       44,192,985
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.401       1.449               8
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........... 2018   2.059       2.013          17,719
                                                                         2017   1.786       2.059          17,808
                                                                         2016   1.704       1.786          32,803
                                                                         2015   1.756       1.704          43,954
                                                                         2014   1.627       1.756         149,260
                                                                         2013   1.389       1.627         207,538
                                                                         2012   1.271       1.389         275,590
                                                                         2011   1.288       1.271         645,319
                                                                         2010   1.163       1.288       1,146,284
                                                                         2009   0.959       1.163       1,422,817
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................... 2009   1.044       1.014                (2)


Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust - MFS(Reg. TM) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc. - Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc. - Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class B was exchanged for Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class A and is no longer available as a funding option.

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account QPN for Variable Annuities and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account QPN for Variable Annuities (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 2005.

This page is intentionally left blank.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                   OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                                                                 BHFTI AMERICAN
                                              AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     FUNDS(R) BALANCED
                                                GLOBAL GROWTH            GROWTH             GROWTH-INCOME          ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............  $         3,464,600   $         5,158,694   $         4,966,640   $         1,280,672
                                            -------------------   -------------------   -------------------   -------------------
       Total Assets.......................            3,464,600             5,158,694             4,966,640             1,280,672
                                            -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                   28                    61                    37                    15
   Due to Brighthouse Life Insurance
     Company..............................                   48                    68                    69                    33
                                            -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                   76                   129                   106                    48
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS................................  $         3,464,524   $         5,158,565   $         4,966,534   $         1,280,624
                                            ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         3,464,524   $         5,158,565   $         4,966,534   $         1,280,624
                                            ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                   OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                           BHFTI AMERICAN        BHFTI AMERICAN
                                           FUNDS(R) GROWTH      FUNDS(R) MODERATE      BHFTI BLACKROCK     BHFTI BRIGHTHOUSE
                                             ALLOCATION            ALLOCATION            HIGH YIELD      ASSET ALLOCATION 100
                                             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                         -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value...........  $         3,345,130  $            430,392  $           893,655   $         2,571,452
                                         -------------------  --------------------  -------------------  --------------------
        Total Assets...................            3,345,130               430,392              893,655             2,571,452
                                         -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                   32                    59                   23                     7
   Due to Brighthouse Life Insurance
     Company...........................                   37                    31                   42                    30
                                         -------------------  --------------------  -------------------  --------------------
        Total Liabilities..............                   69                    90                   65                    37
                                         -------------------  --------------------  -------------------  --------------------

NET ASSETS.............................  $         3,345,061  $            430,302  $           893,590   $         2,571,415
                                         ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         3,345,061  $            430,302  $           893,590   $         2,571,415
                                         ===================  ====================  ===================  ====================


                                                               BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/
                                           BHFTI BRIGHTHOUSE    ABERDEEN EMERGING     WELLINGTON LARGE      BHFTI CLARION
                                            SMALL CAP VALUE      MARKETS EQUITY         CAP RESEARCH     GLOBAL REAL ESTATE
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                         -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value...........  $         2,264,272  $            392,384  $           729,646  $         1,281,241
                                         -------------------  --------------------  -------------------  -------------------
        Total Assets...................            2,264,272               392,384              729,646            1,281,241
                                         -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   65                    12                   51                   44
   Due to Brighthouse Life Insurance
     Company...........................                   43                    34                   40                   43
                                         -------------------  --------------------  -------------------  -------------------
        Total Liabilities..............                  108                    46                   91                   87
                                         -------------------  --------------------  -------------------  -------------------

NET ASSETS.............................  $         2,264,164  $            392,338  $           729,555  $         1,281,154
                                         ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         2,264,164  $            392,338  $           729,555  $         1,281,154
                                         ===================  ====================  ===================  ===================


                                                                   BHFTI HARRIS
                                           BHFTI CLEARBRIDGE          OAKMARK
                                           AGGRESSIVE GROWTH       INTERNATIONAL
                                              SUBACCOUNT            SUBACCOUNT
                                         --------------------  -------------------
ASSETS:
   Investments at fair value...........  $         15,242,771  $         2,082,566
                                         --------------------  -------------------
        Total Assets...................            15,242,771            2,082,566
                                         --------------------  -------------------
LIABILITIES:
   Accrued fees........................                    20                   63
   Due to Brighthouse Life Insurance
     Company...........................                    42                   46
                                         --------------------  -------------------
        Total Liabilities..............                    62                  109
                                         --------------------  -------------------

NET ASSETS.............................  $         15,242,709  $         2,082,457
                                         ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         15,242,709  $         2,082,457
                                         ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                   OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                                           BHFTI MFS(R)
                                            BHFTI INVESCO        BHFTI INVESCO       BHFTI JPMORGAN          RESEARCH
                                              COMSTOCK         SMALL CAP GROWTH      SMALL CAP VALUE       INTERNATIONAL
                                             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value...........  $           571,621  $           379,885  $           436,905  $           306,272
                                         -------------------  -------------------  -------------------  -------------------
       Total Assets....................              571,621              379,885              436,905              306,272
                                         -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   14                   41                   17                   31
   Due to Brighthouse Life Insurance
     Company...........................                   43                   33                   33                   16
                                         -------------------  -------------------  -------------------  -------------------
       Total Liabilities...............                   57                   74                   50                   47
                                         -------------------  -------------------  -------------------  -------------------

NET ASSETS.............................  $           571,564  $           379,811  $           436,855  $           306,225
                                         ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $           571,564  $           379,811  $           436,855  $           306,225
                                         ===================  ===================  ===================  ===================

                                                                  BHFTI PIMCO
                                          BHFTI OPPENHEIMER        INFLATION           BHFTI PIMCO      BHFTI T. ROWE PRICE
                                            GLOBAL EQUITY       PROTECTED BOND        TOTAL RETURN        LARGE CAP VALUE
                                             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value...........  $         8,625,504  $           540,856  $         3,398,899  $         8,743,080
                                         -------------------  -------------------  -------------------  -------------------
       Total Assets....................            8,625,504              540,856            3,398,899            8,743,080
                                         -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   39                    6                   55                   80
   Due to Brighthouse Life Insurance
     Company...........................                   57                   26                   41                  123
                                         -------------------  -------------------  -------------------  -------------------
       Total Liabilities...............                   96                   32                   96                  203
                                         -------------------  -------------------  -------------------  -------------------

NET ASSETS.............................  $         8,625,408  $           540,824  $         3,398,803  $         8,742,877
                                         ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         8,625,408  $           540,824  $         3,398,803  $         8,742,877
                                         ===================  ===================  ===================  ===================

                                             BHFTI VICTORY
                                               SYCAMORE         BHFTII BLACKROCK
                                             MID CAP VALUE         BOND INCOME
                                              SUBACCOUNT           SUBACCOUNT
                                         -------------------  -------------------
ASSETS:
   Investments at fair value...........  $           816,103  $         1,101,879
                                         -------------------  -------------------
       Total Assets....................              816,103            1,101,879
                                         -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   23                   63
   Due to Brighthouse Life Insurance
     Company...........................                   35                   53
                                         -------------------  -------------------
       Total Liabilities...............                   58                  116
                                         -------------------  -------------------

NET ASSETS.............................  $           816,045  $         1,101,763
                                         ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $           816,045  $         1,101,763
                                         ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                   OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                 BHFTII BLACKROCK
                                           BHFTII BLACKROCK         ULTRA-SHORT       BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                         CAPITAL APPRECIATION        TERM BOND        ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...........  $          6,678,192  $          6,182,107  $            757,310  $          2,116,122
                                         --------------------  --------------------  --------------------  --------------------
        Total Assets...................             6,678,192             6,182,107               757,310             2,116,122
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    41                    73                    16                    20
   Due to Brighthouse Life Insurance
     Company...........................                    63                    64                    32                    35
                                         --------------------  --------------------  --------------------  --------------------
        Total Liabilities..............                   104                   137                    48                    55
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................  $          6,678,088  $          6,181,970  $            757,262  $          2,116,067
                                         ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          6,678,088  $          6,181,970  $            757,262  $          2,116,067
                                         ====================  ====================  ====================  ====================


                                                                                                            BHFTII BRIGHTHOUSE/
                                          BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE/     WELLINGTON CORE
                                          ASSET ALLOCATION 60   ASSET ALLOCATION 80   WELLINGTON BALANCED  EQUITY OPPORTUNITIES
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...........  $         14,176,553  $         10,531,541  $            651,066  $          1,812,457
                                         --------------------  --------------------  --------------------  --------------------
        Total Assets...................            14,176,553            10,531,541               651,066             1,812,457
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    15                    63                    11                     3
   Due to Brighthouse Life Insurance
     Company...........................                    45                    54                    36                    61
                                         --------------------  --------------------  --------------------  --------------------
        Total Liabilities..............                    60                   117                    47                    64
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................  $         14,176,493  $         10,531,424  $            651,019  $          1,812,393
                                         ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         14,176,493  $         10,531,424  $            651,019  $          1,812,393
                                         ====================  ====================  ====================  ====================



                                            BHFTII FRONTIER       BHFTII JENNISON
                                            MID CAP GROWTH            GROWTH
                                              SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------
ASSETS:
   Investments at fair value...........  $          3,598,331  $          1,428,286
                                         --------------------  --------------------
        Total Assets...................             3,598,331             1,428,286
                                         --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    32                    47
   Due to Brighthouse Life Insurance
     Company...........................                    53                    77
                                         --------------------  --------------------
        Total Liabilities..............                    85                   124
                                         --------------------  --------------------

NET ASSETS.............................  $          3,598,246  $          1,428,162
                                         ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          3,598,246  $          1,428,162
                                         ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                   OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                            BHFTII METLIFE
                                               AGGREGATE        BHFTII METLIFE        BHFTII METLIFE         BHFTII METLIFE
                                              BOND INDEX      MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX       STOCK INDEX
                                              SUBACCOUNT          SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                         -------------------  -------------------  ---------------------  -------------------
ASSETS:
   Investments at fair value...........  $            10,254  $            20,252  $            47,812    $         8,630,583
                                         -------------------  -------------------  ---------------------  -------------------
       Total Assets....................               10,254               20,252               47,812              8,630,583
                                         -------------------  -------------------  ---------------------  -------------------
LIABILITIES:
   Accrued fees........................                   28                   36                    7                     49
   Due to Brighthouse Life Insurance
     Company...........................                   21                   18                   29                     69
                                         -------------------  -------------------  ---------------------  -------------------
       Total Liabilities...............                   49                   54                   36                    118
                                         -------------------  -------------------  ---------------------  -------------------

NET ASSETS.............................  $            10,205  $            20,198  $            47,776    $         8,630,465
                                         ===================  ===================  =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $            10,205  $            20,198  $            47,776    $         8,630,465
                                         ===================  ===================  =====================  ===================




                                             BHFTII MFS(R)        BHFTII MFS(R)      BHFTII NEUBERGER    BHFTII T. ROWE PRICE
                                             TOTAL RETURN             VALUE           BERMAN GENESIS       LARGE CAP GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value...........  $         6,725,224  $          4,914,939  $           837,307  $         3,024,827
                                         -------------------  --------------------  -------------------  --------------------
       Total Assets....................            6,725,224             4,914,939              837,307            3,024,827
                                         -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                   57                    16                   49                   30
   Due to Brighthouse Life Insurance
     Company...........................                   71                    62                   44                   49
                                         -------------------  --------------------  -------------------  --------------------
       Total Liabilities...............                  128                    78                   93                   79
                                         -------------------  --------------------  -------------------  --------------------

NET ASSETS.............................  $         6,725,096  $          4,914,861  $           837,214  $         3,024,748
                                         ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         6,725,096  $          4,914,861  $           837,214  $         3,024,748
                                         ===================  ====================  ===================  ====================


                                                                  BHFTII WESTERN
                                                                 ASSET MANAGEMENT
                                         BHFTII T. ROWE PRICE     STRATEGIC BOND
                                           SMALL CAP GROWTH        OPPORTUNITIES
                                              SUBACCOUNT            SUBACCOUNT
                                         --------------------  -------------------
ASSETS:
   Investments at fair value...........   $         5,272,305  $         1,586,865
                                         --------------------  -------------------
       Total Assets....................             5,272,305            1,586,865
                                         --------------------  -------------------
LIABILITIES:
   Accrued fees........................                    32                   17
   Due to Brighthouse Life Insurance
     Company...........................                    56                   67
                                         --------------------  -------------------
       Total Liabilities...............                    88                   84
                                         --------------------  -------------------

NET ASSETS.............................   $         5,272,217  $         1,586,781
                                         ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..   $         5,272,217  $         1,586,781
                                         ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                   OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                            BHFTII WESTERN                                                 FTVIPT FRANKLIN
                                           ASSET MANAGEMENT      FIDELITY(R) VIP       FIDELITY(R) VIP      SMALL-MID CAP
                                            U.S. GOVERNMENT        CONTRAFUND              MID CAP           GROWTH VIP
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                         --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value...........  $          1,447,012  $         4,594,266  $         5,706,794  $           375,680
                                         --------------------  -------------------  -------------------  -------------------
       Total Assets....................             1,447,012            4,594,266            5,706,794              375,680
                                         --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees........................                    37                   42                   28                   29
   Due to Brighthouse Life Insurance
     Company...........................                    37                   56                   47                   39
                                         --------------------  -------------------  -------------------  -------------------
       Total Liabilities...............                    74                   98                   75                   68
                                         --------------------  -------------------  -------------------  -------------------

NET ASSETS.............................  $          1,446,938  $         4,594,168  $         5,706,719  $           375,612
                                         ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          1,446,938  $         4,594,168  $         5,706,719  $           375,612
                                         ====================  ===================  ===================  ===================

                                          FTVIPT TEMPLETON
                                             DEVELOPING         FTVIPT TEMPLETON      JANUS HENDERSON     LMPET CLEARBRIDGE
                                             MARKETS VIP           FOREIGN VIP          ENTERPRISE         SMALL CAP VALUE
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value...........  $         1,113,033  $           732,792  $          4,721,382  $            15,172
                                         -------------------  -------------------  --------------------  -------------------
       Total Assets....................            1,113,033              732,792             4,721,382               15,172
                                         -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees........................                   32                   24                    52                   27
   Due to Brighthouse Life Insurance
     Company...........................                   62                   26                    77                   19
                                         -------------------  -------------------  --------------------  -------------------
       Total Liabilities...............                   94                   50                   129                   46
                                         -------------------  -------------------  --------------------  -------------------

NET ASSETS.............................  $         1,112,939  $           732,742  $          4,721,253  $            15,126
                                         ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         1,112,939  $           732,742  $          4,721,253  $            15,126
                                         ===================  ===================  ====================  ===================

                                                                      LMPVET
                                          LMPIT WESTERN ASSET  CLEARBRIDGE VARIABLE
                                            CORPORATE BOND       AGGRESSIVE GROWTH
                                              SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------
ASSETS:
   Investments at fair value...........  $         1,847,942    $         1,966,514
                                         --------------------  --------------------
       Total Assets....................            1,847,942              1,966,514
                                         --------------------  --------------------
LIABILITIES:
   Accrued fees........................                   13                     91
   Due to Brighthouse Life Insurance
     Company...........................                   41                     43
                                         --------------------  --------------------
       Total Liabilities...............                   54                    134
                                         --------------------  --------------------

NET ASSETS.............................  $         1,847,888    $         1,966,380
                                         ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         1,847,888    $         1,966,380
                                         ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                   OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018



                                                LMPVET                LMPVET                LMPVET                LMPVET
                                         CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...........   $         4,926,991  $         1,106,010    $           869,369  $           727,301
                                         --------------------  --------------------  --------------------  --------------------
       Total Assets....................             4,926,991            1,106,010                869,369              727,301
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    46                   43                     75                   41
   Due to Brighthouse Life Insurance
     Company...........................                    55                   50                     69                   55
                                         --------------------  --------------------  --------------------  --------------------
       Total Liabilities...............                   101                   93                    144                   96
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................   $         4,926,890  $         1,105,917    $           869,225  $           727,205
                                         ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..   $         4,926,890  $         1,105,917    $           869,225  $           727,205
                                         ====================  ====================  ====================  ====================

                                                                     LMPVIT
                                                LMPVET            WESTERN ASSET       TAP 1919 VARIABLE
                                         CLEARBRIDGE VARIABLE    VARIABLE GLOBAL     SOCIALLY RESPONSIVE
                                           SMALL CAP GROWTH      HIGH YIELD BOND          BALANCED
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value...........  $           928,042   $         1,046,467  $         3,707,611
                                         --------------------  -------------------  --------------------
       Total Assets....................              928,042             1,046,467            3,707,611
                                         --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                   55                    32                   26
   Due to Brighthouse Life Insurance
     Company...........................                   61                    48                   45
                                         --------------------  -------------------  --------------------
       Total Liabilities...............                  116                    80                   71
                                         --------------------  -------------------  --------------------

NET ASSETS.............................  $           927,926   $         1,046,387  $         3,707,540
                                         ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $           927,926   $         1,046,387  $         3,707,540
                                         ====================  ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                   OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                BHFTI AMERICAN
                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)     AMERICAN FUNDS(R)    FUNDS(R) BALANCED
                                                 GLOBAL GROWTH           GROWTH             GROWTH-INCOME         ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             27,555  $            26,144  $            77,371  $             21,697
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                56,608               75,349               70,361                20,836
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              (29,053)             (49,205)                7,010                   861
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               327,780              637,792              391,744                79,001
      Realized gains (losses) on sale of
        investments........................               320,926              526,560              201,115                16,446
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               648,706            1,164,352              592,859                95,447
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,001,063)          (1,059,474)            (714,972)             (174,425)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (352,357)              104,878            (122,113)              (78,978)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (381,410)  $            55,673  $         (115,103)  $           (78,117)
                                             ====================  ===================  ===================  ====================

                                                BHFTI AMERICAN       BHFTI AMERICAN
                                                FUNDS(R) GROWTH     FUNDS(R) MODERATE      BHFTI BLACKROCK     BHFTI BRIGHTHOUSE
                                                  ALLOCATION           ALLOCATION            HIGH YIELD      ASSET ALLOCATION 100
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             62,942  $             8,007  $            46,685   $            36,695
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                47,849                6,357               12,177                44,696
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                15,093                1,650               34,508               (8,001)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               301,221               22,348                   --               129,907
      Realized gains (losses) on sale of
        investments........................               109,418                5,485             (13,273)                59,017
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               410,639               27,833             (13,273)               188,924
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (633,565)             (50,833)             (57,896)             (560,392)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (222,926)             (23,000)             (71,169)             (371,468)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (207,833)  $          (21,350)  $          (36,661)   $         (379,469)
                                             ====================  ===================  ===================  ====================

                                                                   BHFTI BRIGHTHOUSE/
                                               BHFTI BRIGHTHOUSE    ABERDEEN EMERGING
                                                SMALL CAP VALUE      MARKETS EQUITY
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            29,615  $             16,815
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               34,262                 6,351
                                             -------------------  --------------------
           Net investment income (loss)....              (4,647)                10,464
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              155,732                    --
      Realized gains (losses) on sale of
        investments........................               29,906               (8,302)
                                             -------------------  --------------------
           Net realized gains (losses).....              185,638               (8,302)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (626,959)              (98,879)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (441,321)             (107,181)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (445,968)  $           (96,717)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                   OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                              BHFTI BRIGHTHOUSE/                                                 BHFTI HARRIS
                                               WELLINGTON LARGE       BHFTI CLARION      BHFTI CLEARBRIDGE          OAKMARK
                                                 CAP RESEARCH      GLOBAL REAL ESTATE    AGGRESSIVE GROWTH       INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             7,721  $             88,329  $           149,956  $            59,161
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               10,362                17,436              239,655               38,877
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              (2,641)                70,893             (89,699)               20,284
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              100,325                    --              845,561              124,296
      Realized gains (losses) on sale of
        investments........................               70,701               (7,008)              825,144               54,072
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              171,026               (7,008)            1,670,705              178,368
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (220,199)             (208,030)          (2,770,819)            (945,329)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (49,173)             (215,038)          (1,100,114)            (766,961)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (51,814)  $          (144,145)  $       (1,189,813)  $         (746,677)
                                             ===================  ====================  ===================  ===================

                                                                                                                 BHFTI MFS(R)
                                                 BHFTI INVESCO        BHFTI INVESCO       BHFTI JPMORGAN           RESEARCH
                                                   COMSTOCK         SMALL CAP GROWTH      SMALL CAP VALUE        INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             4,452  $                 --  $             9,972  $             9,721
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                8,783                 6,799                9,867                5,789
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              (4,331)               (6,799)                  105                3,932
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               53,297                79,643               43,674                   --
      Realized gains (losses) on sale of
        investments........................               59,730              (26,783)             (24,070)               14,503
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              113,027                52,860               19,604               14,503
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (201,909)              (95,811)            (130,371)             (79,281)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (88,882)              (42,951)            (110,767)             (64,778)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (93,213)  $           (49,750)  $         (110,662)  $          (60,846)
                                             ===================  ====================  ===================  ===================

                                                                       BHFTI PIMCO
                                               BHFTI OPPENHEIMER        INFLATION
                                                 GLOBAL EQUITY       PROTECTED BOND
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            112,779  $            11,440
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               135,896                7,574
                                             --------------------  -------------------
           Net investment income (loss)....              (23,117)                3,866
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               977,680                   --
      Realized gains (losses) on sale of
        investments........................               618,289             (17,130)
                                             --------------------  -------------------
           Net realized gains (losses).....             1,595,969             (17,130)
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,982,036)              (8,065)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (1,386,067)             (25,195)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,409,184)  $          (21,329)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                   OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                              BHFTI VICTORY
                                                   BHFTI PIMCO       BHFTI T. ROWE PRICE        SYCAMORE        BHFTII BLACKROCK
                                                  TOTAL RETURN         LARGE CAP VALUE        MID CAP VALUE        BOND INCOME
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             45,388  $            186,025  $             5,425  $            37,960
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                41,236               133,747               12,533               15,758
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....                 4,152                52,278              (7,108)               22,202
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --               987,336              173,204                   --
      Realized gains (losses) on sale of
        investments.........................              (18,329)               277,276               21,501             (18,906)
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......              (18,329)             1,264,612              194,705             (18,906)
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................              (44,316)           (2,333,328)            (290,530)             (35,462)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              (62,645)           (1,068,716)             (95,825)             (54,368)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (58,493)  $        (1,016,438)  $         (102,933)  $          (32,166)
                                              ====================  ====================  ===================  ===================

                                                                      BHFTII BLACKROCK
                                                BHFTII BLACKROCK         ULTRA-SHORT     BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                              CAPITAL APPRECIATION        TERM BOND      ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                   SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              9,277  $            56,972  $            27,861  $             45,064
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                97,645               85,009               16,532                21,904
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....              (88,368)             (28,037)               11,329                23,160
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               983,249                  396               16,431                68,173
      Realized gains (losses) on sale of
        investments.........................               550,248               55,618             (55,081)                 8,107
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......             1,533,497               56,014             (38,650)                76,280
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,280,516)                8,636             (20,233)             (216,219)
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               252,981               64,650             (58,883)             (139,939)
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            164,613  $            36,613  $          (47,554)  $          (116,779)
                                              ====================  ===================  ===================  ====================


                                               BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                               ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            245,905  $            163,543
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               214,678               164,307
                                              --------------------  --------------------
           Net investment income (loss).....                31,227                 (764)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               572,589               557,454
      Realized gains (losses) on sale of
        investments.........................               496,653               619,250
                                              --------------------  --------------------
           Net realized gains (losses)......             1,069,242             1,176,704
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (2,231,202)           (2,195,447)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (1,161,960)           (1,018,743)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (1,130,733)  $        (1,019,507)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                   OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                    BHFTII BRIGHTHOUSE/
                                              BHFTII BRIGHTHOUSE/     WELLINGTON CORE       BHFTII FRONTIER      BHFTII JENNISON
                                              WELLINGTON BALANCED  EQUITY OPPORTUNITIES     MID CAP GROWTH           GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             11,830  $            37,736   $                 --  $             5,910
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                 8,313               26,154                 56,686               20,457
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....                 3,517               11,582               (56,686)             (14,547)
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                50,556              114,506                478,333              253,919
      Realized gains (losses) on sale of
        investments........................                11,236               13,100                178,461              152,553
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....                61,792              127,606                656,794              406,472
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (91,668)            (150,627)              (857,925)            (373,555)
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (29,876)             (23,021)              (201,131)               32,917
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (26,359)  $          (11,439)   $          (257,817)  $            18,370
                                             ====================  ====================  ====================  ===================

                                               BHFTII METLIFE
                                                  AGGREGATE          BHFTII METLIFE        BHFTII METLIFE         BHFTII METLIFE
                                                 BOND INDEX        MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX       STOCK INDEX
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             -------------------  --------------------  ---------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               307  $                693   $               623   $           169,268
                                             -------------------  --------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  101                   306                   796               127,866
                                             -------------------  --------------------  ---------------------  -------------------
           Net investment income (loss)....                  206                   387                 (173)                41,402
                                             -------------------  --------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                 3,747               528,834
      Realized gains (losses) on sale of
        investments........................                  (9)                    13                   243               700,103
                                             -------------------  --------------------  ---------------------  -------------------
           Net realized gains (losses).....                  (9)                    13                 3,990             1,228,937
                                             -------------------  --------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                (318)               (3,983)              (10,470)           (1,799,370)
                                             -------------------  --------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (327)               (3,970)               (6,480)             (570,433)
                                             -------------------  --------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             (121)  $            (3,583)   $           (6,653)   $         (529,031)
                                             ===================  ====================  =====================  ===================


                                                BHFTII MFS(R)         BHFTII MFS(R)
                                                TOTAL RETURN              VALUE
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           176,056  $            88,947
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              106,529               76,736
                                             -------------------  -------------------
           Net investment income (loss)....               69,527               12,211
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              513,029              373,505
      Realized gains (losses) on sale of
        investments........................              256,518               85,723
                                             -------------------  -------------------
           Net realized gains (losses).....              769,547              459,228
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,378,362)          (1,138,190)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (608,815)            (678,962)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (539,288)  $         (666,751)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                   OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                 BHFTII WESTERN
                                                                                                                ASSET MANAGEMENT
                                              BHFTII NEUBERGER    BHFTII T. ROWE PRICE  BHFTII T. ROWE PRICE     STRATEGIC BOND
                                               BERMAN GENESIS       LARGE CAP GROWTH      SMALL CAP GROWTH        OPPORTUNITIES
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             3,365  $              7,032   $                --  $            111,471
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               11,920                46,177                80,077                22,681
                                             -------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....              (8,555)              (39,145)              (80,077)                88,790
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              117,391               632,788               510,817                    --
      Realized gains (losses) on sale of
        investments........................               24,434               322,981               273,781                 2,127
                                             -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....              141,825               955,769               784,598                 2,127
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (201,564)             (920,217)           (1,135,491)             (198,490)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (59,739)                35,552             (350,893)             (196,363)
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (68,294)  $            (3,593)   $         (430,970)  $          (107,573)
                                             ===================  ====================  ====================  ====================


                                                BHFTII WESTERN                                                   FTVIPT FRANKLIN
                                               ASSET MANAGEMENT       FIDELITY(R) VIP      FIDELITY(R) VIP        SMALL-MID CAP
                                                U.S. GOVERNMENT         CONTRAFUND             MID CAP             GROWTH VIP
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             38,037  $            23,686  $             30,510  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                19,424               65,968                90,735                7,186
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                18,613             (42,282)              (60,225)              (7,186)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              503,483               697,473               57,088
      Realized gains (losses) on sale of
        investments........................              (31,039)              152,458               133,918             (20,906)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....              (31,039)              655,941               831,391               36,182
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                 2,231            (985,412)           (1,896,185)             (51,378)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (28,808)            (329,471)           (1,064,794)             (15,196)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (10,195)  $         (371,753)  $        (1,125,019)  $          (22,382)
                                             ====================  ===================  ====================  ===================


                                              FTVIPT TEMPLETON
                                                 DEVELOPING         FTVIPT TEMPLETON
                                                 MARKETS VIP           FOREIGN VIP
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            11,653  $            26,160
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               15,908               12,087
                                             -------------------  -------------------
           Net investment income (loss)....              (4,255)               14,073
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................                (136)             (13,974)
                                             -------------------  -------------------
           Net realized gains (losses).....                (136)             (13,974)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (234,770)            (170,480)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (234,906)            (184,454)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (239,161)  $         (170,381)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                   OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                                    LMPVET
                                                JANUS HENDERSON     LMPET CLEARBRIDGE   LMPIT WESTERN ASSET  CLEARBRIDGE VARIABLE
                                                  ENTERPRISE         SMALL CAP VALUE      CORPORATE BOND       AGGRESSIVE GROWTH
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             5,624  $                 42  $            76,067   $            13,949
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               69,681                   252               26,538                29,677
                                             -------------------  --------------------  -------------------  --------------------
          Net investment income (loss).....             (64,057)                 (210)               49,529              (15,728)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              259,267                 1,898                   --               144,315
      Realized gains (losses) on sale of
        investments........................              560,012                  (32)                (536)               193,035
                                             -------------------  --------------------  -------------------  --------------------
          Net realized gains (losses)......              819,279                 1,866                (536)               337,350
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (769,790)               (6,120)            (156,926)             (505,458)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               49,489               (4,254)            (157,462)             (168,108)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (14,568)  $            (4,464)  $         (107,933)   $         (183,836)
                                             ===================  ====================  ===================  ====================



                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $            67,736  $            18,905   $             2,815   $             14,263
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                71,501               19,512                12,896                 13,778
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....               (3,765)                (607)              (10,081)                    485
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               226,792               73,088                26,757                 59,871
      Realized gains (losses) on sale of
        investments........................               690,834              144,164                47,358                 74,892
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......               917,626              217,252                74,115                134,763
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,044,184)            (281,687)              (69,933)              (231,263)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (126,558)             (64,435)                 4,182               (96,500)
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         (130,323)  $          (65,042)   $           (5,899)   $           (96,015)
                                             ====================  ====================  ====================  ====================


                                                                          LMPVIT
                                                    LMPVET             WESTERN ASSET
                                             CLEARBRIDGE VARIABLE     VARIABLE GLOBAL
                                               SMALL CAP GROWTH       HIGH YIELD BOND
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $                --  $            56,531
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                12,284               13,675
                                             --------------------  -------------------
          Net investment income (loss).....              (12,284)               42,856
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               109,697                   --
      Realized gains (losses) on sale of
        investments........................               137,013             (25,344)
                                             --------------------  -------------------
          Net realized gains (losses)......               246,710             (25,344)
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (218,998)             (77,511)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                27,712            (102,855)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $            15,428  $          (59,999)
                                             ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                   OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                  TAP 1919 VARIABLE
                                                                                                                 SOCIALLY RESPONSIVE
                                                                                                                      BALANCED
                                                                                                                     SUBACCOUNT
                                                                                                               ---------------------
INVESTMENT INCOME:
      Dividends.............................................................................................   $              39,547
                                                                                                               ---------------------
EXPENSES:
      Mortality and expense risk
         charges............................................................................................                  33,560
                                                                                                               ---------------------
           Net investment income (loss).....................................................................                   5,987
                                                                                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................................................................                 319,791
      Realized gains (losses) on sale of
         investments........................................................................................                  20,814
                                                                                                               ---------------------
           Net realized gains (losses)......................................................................                 340,605
                                                                                                               ---------------------
      Change in unrealized gains (losses)
         on investments.....................................................................................               (409,211)
                                                                                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments.....................................................................................                (68,606)
                                                                                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations..........................................................................   $            (62,619)
                                                                                                               =====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                      AMERICAN FUNDS(R) GLOBAL GROWTH      AMERICAN FUNDS(R) GROWTH
                                                SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2018             2017             2018              2017
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (29,053)  $      (29,697)   $      (49,205)  $      (64,233)
   Net realized gains (losses).....          648,706          562,988         1,164,352        2,506,343
   Change in unrealized gains
     (losses) on investments.......      (1,001,063)          938,827       (1,059,474)          484,857
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (381,410)        1,472,118            55,673        2,926,967
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          273,246          420,441           325,163          937,264
   Net transfers (including fixed
     account)......................         (81,052)           17,876         (210,200)         (12,083)
   Contract charges................            (116)            (193)             (429)            (441)
   Transfers for contract benefits
     and terminations..............      (1,450,099)      (2,188,367)       (2,491,441)      (7,724,584)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,258,021)      (1,750,243)       (2,376,907)      (6,799,844)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,639,431)        (278,125)       (2,321,234)      (3,872,877)
NET ASSETS:
   Beginning of year...............        5,103,955        5,382,080         7,479,799       11,352,676
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $     3,464,524  $     5,103,955   $     5,158,565  $     7,479,799
                                     ===============  ===============   ===============  ===============


                                                                             BHFTI AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) GROWTH-INCOME          BALANCED ALLOCATION
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2018              2017            2018             2017
                                     ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          7,010  $         9,168  $           861  $         3,456
   Net realized gains (losses).....           592,859          866,176           95,447          108,549
   Change in unrealized gains
     (losses) on investments.......         (714,972)          436,447        (174,425)          151,269
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (115,103)        1,311,791         (78,117)          263,274
                                     ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           236,230          421,769           98,400          248,488
   Net transfers (including fixed
     account)......................          (76,132)            6,157          (3,699)          118,216
   Contract charges................             (137)            (254)             (70)            (171)
   Transfers for contract benefits
     and terminations..............         (936,938)      (3,093,236)        (490,863)        (780,050)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (776,977)      (2,665,564)        (396,232)        (413,517)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (892,080)      (1,353,773)        (474,349)        (150,243)
NET ASSETS:
   Beginning of year...............         5,858,614        7,212,387        1,754,973        1,905,216
                                     ----------------  ---------------  ---------------  ---------------
   End of year.....................  $      4,966,534  $     5,858,614  $     1,280,624  $     1,754,973
                                     ================  ===============  ===============  ===============


                                          BHFTI AMERICAN FUNDS(R)            BHFTI AMERICAN FUNDS(R)
                                             GROWTH ALLOCATION                 MODERATE ALLOCATION
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2018             2017             2018              2017
                                     ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        15,093  $         15,725  $         1,650  $        15,376
   Net realized gains (losses).....          410,639           419,835           27,833          103,898
   Change in unrealized gains
     (losses) on investments.......        (633,565)           574,915         (50,833)           91,732
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (207,833)         1,010,475         (21,350)          211,006
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          188,907           339,586           27,480          187,882
   Net transfers (including fixed
     account)......................         (12,118)            94,591           78,755         (49,824)
   Contract charges................             (70)             (174)             (88)            (257)
   Transfers for contract benefits
     and terminations..............      (2,012,347)       (1,450,447)        (203,037)      (2,379,336)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,835,628)       (1,016,444)         (96,890)      (2,241,535)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,043,461)           (5,969)        (118,240)      (2,030,529)
NET ASSETS:
   Beginning of year...............        5,388,522         5,394,491          548,542        2,579,071
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $     3,345,061  $      5,388,522  $       430,302  $       548,542
                                     ===============  ================  ===============  ===============



                                        BHFTI BLACKROCK HIGH YIELD
                                                SUBACCOUNT
                                     ---------------------------------
                                           2018             2017
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        34,508   $        77,205
   Net realized gains (losses).....         (13,273)          (18,462)
   Change in unrealized gains
     (losses) on investments.......         (57,896)            64,392
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (36,661)           123,135
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           56,678           119,751
   Net transfers (including fixed
     account)......................           16,894            44,428
   Contract charges................             (33)              (45)
   Transfers for contract benefits
     and terminations..............        (515,262)         (860,430)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (441,723)         (696,296)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (478,384)         (573,161)
NET ASSETS:
   Beginning of year...............        1,371,974         1,945,135
                                     ---------------   ---------------
   End of year.....................  $       893,590   $     1,371,974
                                     ===============   ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                      BHFTI                             BHFTI
                                        BRIGHTHOUSE ASSET ALLOCATION 100     BRIGHTHOUSE SMALL CAP VALUE
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2018            2017              2018            2017
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (8,001)  $       (1,900)  $       (4,647)  $       (9,350)
   Net realized gains (losses)........          188,924          315,376          185,638          207,366
   Change in unrealized gains
     (losses) on investments..........        (560,392)          401,187        (626,959)          146,514
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (379,469)          714,663        (445,968)          344,530
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          183,917          221,968          120,356          188,150
   Net transfers (including fixed
     account).........................          177,245            1,943           39,978         (13,128)
   Contract charges...................            (137)            (209)            (104)            (133)
   Transfers for contract benefits
     and terminations.................        (904,802)      (1,086,655)        (569,401)      (1,669,408)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (543,777)        (862,953)        (409,171)      (1,494,519)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        (923,246)        (148,290)        (855,139)      (1,149,989)
NET ASSETS:
   Beginning of year..................        3,494,661        3,642,951        3,119,303        4,269,292
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     2,571,415  $     3,494,661  $     2,264,164  $     3,119,303
                                        ===============  ===============  ===============  ===============


                                               BHFTI BRIGHTHOUSE/                BHFTI BRIGHTHOUSE/
                                        ABERDEEN EMERGING MARKETS EQUITY    WELLINGTON LARGE CAP RESEARCH
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2018            2017             2018             2017
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        10,464  $           649  $       (2,641)  $       (2,093)
   Net realized gains (losses)........          (8,302)           20,184          171,026          155,700
   Change in unrealized gains
     (losses) on investments..........         (98,879)          120,491        (220,199)           34,452
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (96,717)          141,324         (51,814)          188,059
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           34,040           51,103           62,349           54,286
   Net transfers (including fixed
     account).........................          132,999         (20,001)          (2,374)         (13,180)
   Contract charges...................             (25)             (30)             (13)             (25)
   Transfers for contract benefits
     and terminations.................        (196,187)        (210,674)        (198,880)        (416,218)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (29,173)        (179,602)        (138,918)        (375,137)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        (125,890)         (38,278)        (190,732)        (187,078)
NET ASSETS:
   Beginning of year..................          518,228          556,506          920,287        1,107,365
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       392,338  $       518,228  $       729,555  $       920,287
                                        ===============  ===============  ===============  ===============


                                                       BHFTI                             BHFTI
                                            CLARION GLOBAL REAL ESTATE       CLEARBRIDGE AGGRESSIVE GROWTH
                                                    SUBACCOUNT                        SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018             2017              2018             2017
                                        ---------------   ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        70,893   $        48,856  $      (89,699)  $       (69,270)
   Net realized gains (losses)........          (7,008)             1,111        1,670,705         1,220,796
   Change in unrealized gains
     (losses) on investments..........        (208,030)           121,473      (2,770,819)         2,290,651
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (144,145)           171,440      (1,189,813)         3,442,177
                                        ---------------   ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           94,349           155,809          550,203           912,312
   Net transfers (including fixed
     account).........................         (67,818)            12,414         (83,123)         (315,992)
   Contract charges...................             (96)             (128)          (1,088)           (1,350)
   Transfers for contract benefits
     and terminations.................        (245,610)         (819,592)      (3,242,589)       (6,474,542)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (219,175)         (651,497)      (2,776,597)       (5,879,572)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................        (363,320)         (480,057)      (3,966,410)       (2,437,395)
NET ASSETS:
   Beginning of year..................        1,644,474         2,124,531       19,209,119        21,646,514
                                        ---------------   ---------------  ---------------  ----------------
   End of year........................  $     1,281,154   $     1,644,474  $    15,242,709  $     19,209,119
                                        ===============   ===============  ===============  ================


                                                      BHFTI
                                          HARRIS OAKMARK INTERNATIONAL
                                                   SUBACCOUNT
                                        --------------------------------
                                             2018              2017
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        20,284  $        23,687
   Net realized gains (losses)........          178,368           71,050
   Change in unrealized gains
     (losses) on investments..........        (945,329)          966,852
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (746,677)        1,061,589
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          186,583          247,672
   Net transfers (including fixed
     account).........................        (218,069)           90,797
   Contract charges...................            (294)            (374)
   Transfers for contract benefits
     and terminations.................      (1,012,010)      (1,545,937)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,043,790)      (1,207,842)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (1,790,467)        (146,253)
NET ASSETS:
   Beginning of year..................        3,872,924        4,019,177
                                        ---------------  ---------------
   End of year........................  $     2,082,457  $     3,872,924
                                        ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                      BHFTI
                                           BHFTI INVESCO COMSTOCK           INVESCO SMALL CAP GROWTH
                                                 SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                            2018             2017             2018             2017
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       (4,331)  $        11,096  $       (6,799)  $       (9,456)
   Net realized gains (losses).......          113,027          114,893           52,860           77,607
   Change in unrealized gains
     (losses) on investments.........        (201,909)            7,446         (95,811)          125,129
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............         (93,213)          133,435         (49,750)          193,280
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           29,070           27,330           26,653           44,592
   Net transfers (including fixed
     account)........................         (79,053)         (6,279)           52,858        (179,897)
   Contract charges..................              (5)             (12)               --              (2)
   Transfers for contract benefits
     and terminations................        (121,995)        (299,859)        (211,104)        (462,833)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (171,983)        (278,820)        (131,593)        (598,140)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        (265,196)        (145,385)        (181,343)        (404,860)
NET ASSETS:
   Beginning of year.................          836,760          982,145          561,154          966,014
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $       571,564  $       836,760  $       379,811  $       561,154
                                       ===============  ===============  ===============  ===============


                                                    BHFTI                              BHFTI
                                          JPMORGAN SMALL CAP VALUE         MFS(R) RESEARCH INTERNATIONAL
                                                 SUBACCOUNT                         SUBACCOUNT
                                       --------------------------------  --------------------------------
                                            2018             2017              2018            2017
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $           105  $         1,953  $         3,932  $         1,862
   Net realized gains (losses).......           19,604           47,501           14,503            3,690
   Change in unrealized gains
     (losses) on investments.........        (130,371)         (28,178)         (79,281)           79,361
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        (110,662)           21,276         (60,846)           84,913
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           57,587           76,303           82,907           53,691
   Net transfers (including fixed
     account)........................       (219,617)          284,102            28,654           5,421
   Contract charges..................              (1)              (2)              (9)             (16)
   Transfers for contract benefits
     and terminations................        (126,358)        (137,857)        (160,890)         (28,165)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (288,389)          222,546         (49,338)           30,931
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        (399,051)          243,822        (110,184)          115,844
NET ASSETS:
   Beginning of year.................          835,906          592,084          416,409          300,565
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $       436,855  $       835,906  $       306,225  $       416,409
                                       ===============  ===============  ===============  ===============


                                                    BHFTI                             BHFTI
                                          OPPENHEIMER GLOBAL EQUITY      PIMCO INFLATION PROTECTED BOND
                                                 SUBACCOUNT                        SUBACCOUNT
                                       -------------------------------  --------------------------------
                                            2018             2017             2018             2017
                                       ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     (23,117)   $     (27,606)  $         3,866  $         6,885
   Net realized gains (losses).......       1,595,969          733,192         (17,130)         (35,567)
   Change in unrealized gains
     (losses) on investments.........     (2,982,036)        2,832,611          (8,065)           54,680
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............     (1,409,184)        3,538,197         (21,329)           25,998
                                       ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         414,860          534,399           60,144           92,962
   Net transfers (including fixed
     account)........................         (29,150)       (169,713)         (17,792)          (1,250)
   Contract charges..................           (368)            (491)             (10)              (4)
   Transfers for contract benefits
     and terminations................     (1,929,027)      (2,989,509)        (210,400)        (518,127)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (1,543,685)      (2,625,314)        (168,058)        (426,419)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................     (2,952,869)          912,883        (189,387)        (400,421)
NET ASSETS:
   Beginning of year.................      11,578,277       10,665,394          730,211        1,130,632
                                       ---------------  --------------  ---------------  ---------------
   End of year.......................  $    8,625,408   $   11,578,277  $       540,824  $       730,211
                                       ===============  ==============  ===============  ===============



                                           BHFTI PIMCO TOTAL RETURN
                                                  SUBACCOUNT
                                       --------------------------------
                                            2018             2017
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $         4,152  $        28,252
   Net realized gains (losses).......         (18,329)           23,948
   Change in unrealized gains
     (losses) on investments.........         (44,316)          107,458
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............         (58,493)          159,658
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          211,296          341,597
   Net transfers (including fixed
     account)........................          244,427         (72,023)
   Contract charges..................            (168)            (214)
   Transfers for contract benefits
     and terminations................        (796,956)      (1,678,252)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (341,401)      (1,408,892)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................        (399,894)      (1,249,234)
NET ASSETS:
   Beginning of year.................        3,798,697        5,047,931
                                       ---------------  ---------------
   End of year.......................  $     3,398,803  $     3,798,697
                                       ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                   BHFTI                             BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE    VICTORY SYCAMORE MID CAP VALUE
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2018            2017              2018            2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        52,278  $        89,316  $       (7,108)  $       (3,616)
   Net realized gains (losses).....        1,264,612        1,524,247          194,705           19,429
   Change in unrealized gains
     (losses) on investments.......      (2,333,328)           91,370        (290,530)           71,922
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (1,016,438)        1,704,933        (102,933)           87,735
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          448,756          521,951           67,475           92,100
   Net transfers (including fixed
     account)......................          109,644          (5,782)           33,176           74,532
   Contract charges................            (501)            (716)             (33)             (38)
   Transfers for contract benefits
     and terminations..............      (2,061,144)      (3,166,913)        (353,279)        (367,055)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,503,245)      (2,651,460)        (252,661)        (200,461)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,519,683)        (946,527)        (355,594)        (112,726)
NET ASSETS:
   Beginning of year...............       11,262,560       12,209,087        1,171,639        1,284,365
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     8,742,877  $    11,262,560  $       816,045  $     1,171,639
                                     ===============  ===============  ===============  ===============


                                                  BHFTII                             BHFTII
                                           BLACKROCK BOND INCOME         BLACKROCK CAPITAL APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2018            2017              2018             2017
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        22,202  $        51,104  $       (88,368)  $      (97,811)
   Net realized gains (losses).....         (18,906)            6,603         1,533,497        1,950,888
   Change in unrealized gains
     (losses) on investments.......         (35,462)           26,217       (1,280,516)          705,033
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (32,166)           83,924           164,613        2,558,110
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          108,461          165,782           278,010          400,938
   Net transfers (including fixed
     account)......................        (132,320)        (127,259)           380,100        (286,192)
   Contract charges................             (85)            (126)             (546)            (718)
   Transfers for contract benefits
     and terminations..............        (676,993)        (989,549)       (1,263,309)      (4,278,941)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (700,937)        (951,152)         (605,745)      (4,164,913)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............        (733,103)        (867,228)         (441,132)      (1,606,803)
NET ASSETS:
   Beginning of year...............        1,834,866        2,702,094         7,119,220        8,726,023
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $     1,101,763  $     1,834,866  $      6,678,088  $     7,119,220
                                     ===============  ===============  ================  ===============


                                                  BHFTII                             BHFTII
                                      BLACKROCK ULTRA-SHORT TERM BOND    BRIGHTHOUSE ASSET ALLOCATION 20
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2018             2017              2018             2017
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (28,037)   $      (95,770)  $        11,329  $        18,755
   Net realized gains (losses).....           56,014            14,259         (38,650)            6,506
   Change in unrealized gains
     (losses) on investments.......            8,636            50,748         (20,233)          107,121
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           36,613          (30,763)         (47,554)          132,382
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          463,549           577,614           58,226          209,398
   Net transfers (including fixed
     account)......................        (886,276)         1,818,206         (13,021)         (16,806)
   Contract charges................          (1,000)           (1,352)            (163)            (292)
   Transfers for contract benefits
     and terminations..............      (5,154,370)       (3,400,910)      (1,221,852)        (878,236)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,578,097)       (1,006,442)      (1,176,810)        (685,936)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (5,541,484)       (1,037,205)      (1,224,364)        (553,554)
NET ASSETS:
   Beginning of year...............       11,723,454        12,760,659        1,981,626        2,535,180
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $     6,181,970   $    11,723,454  $       757,262  $     1,981,626
                                     ===============   ===============  ===============  ===============


                                                  BHFTII
                                      BRIGHTHOUSE ASSET ALLOCATION 40
                                                SUBACCOUNT
                                     --------------------------------
                                          2018              2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        23,160  $        29,943
   Net realized gains (losses).....           76,280           91,895
   Change in unrealized gains
     (losses) on investments.......        (216,219)          129,248
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (116,779)          251,086
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          158,257          253,273
   Net transfers (including fixed
     account)......................         (43,331)         (16,459)
   Contract charges................            (118)            (262)
   Transfers for contract benefits
     and terminations..............        (380,493)        (843,805)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (265,685)        (607,253)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (382,464)        (356,167)
NET ASSETS:
   Beginning of year...............        2,498,531        2,854,698
                                     ---------------  ---------------
   End of year.....................  $     2,116,067  $     2,498,531
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                                     BHFTII                             BHFTII
                                         BRIGHTHOUSE ASSET ALLOCATION 60    BRIGHTHOUSE ASSET ALLOCATION 80
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018             2017              2018              2017
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         31,227  $       109,045  $          (764)  $        60,784
   Net realized gains (losses)........         1,069,242        1,078,824         1,176,704        1,756,026
   Change in unrealized gains
     (losses) on investments..........       (2,231,202)        1,402,438       (2,195,447)          928,520
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       (1,130,733)        2,590,307       (1,019,507)        2,745,330
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         2,155,350        2,146,346         1,171,022        1,212,171
   Net transfers (including fixed
     account).........................         (103,498)         (49,585)         (433,161)        (179,246)
   Contract charges...................             (487)            (792)             (538)            (708)
   Transfers for contract benefits
     and terminations.................       (6,735,788)      (5,027,946)       (3,794,088)      (6,760,945)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (4,684,423)      (2,931,977)       (3,056,765)      (5,728,728)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................       (5,815,156)        (341,670)       (4,076,272)      (2,983,398)
NET ASSETS:
   Beginning of year..................        19,991,649       20,333,319        14,607,696       17,591,094
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     14,176,493  $    19,991,649  $     10,531,424  $    14,607,696
                                        ================  ===============  ================  ===============


                                                                                   BHFTII BRIGHTHOUSE/
                                                    BHFTII                       WELLINGTON CORE EQUITY
                                        BRIGHTHOUSE/WELLINGTON BALANCED               OPPORTUNITIES
                                                  SUBACCOUNT                           SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2018              2017              2018             2017
                                        ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         3,517  $         12,521  $        11,582   $         7,999
   Net realized gains (losses)........           61,792            62,925          127,606            77,249
   Change in unrealized gains
     (losses) on investments..........         (91,668)           106,953        (150,627)           333,515
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (26,359)           182,399         (11,439)           418,763
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           99,626           156,030           67,593           133,365
   Net transfers (including fixed
     account).........................           65,334               257              196         (123,659)
   Contract charges...................            (175)             (330)             (90)             (133)
   Transfers for contract benefits
     and terminations.................        (314,223)         (982,347)        (434,785)         (945,580)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (149,438)         (826,390)        (367,086)         (936,007)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        (175,797)         (643,991)        (378,525)         (517,244)
NET ASSETS:
   Beginning of year..................          826,816         1,470,807        2,190,918         2,708,162
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $       651,019  $        826,816  $     1,812,393   $     2,190,918
                                        ===============  ================  ===============   ===============



                                                 BHFTII FRONTIER
                                                 MID CAP GROWTH                 BHFTII JENNISON GROWTH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018             2017              2018             2017
                                        ---------------   ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (56,686)   $      (59,195)  $      (14,547)  $       (16,612)
   Net realized gains (losses)........          656,794           324,684          406,472           332,932
   Change in unrealized gains
     (losses) on investments..........        (857,925)           708,795        (373,555)           374,934
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (257,817)           974,284           18,370           691,254
                                        ---------------   ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          116,352           145,561           91,280           117,947
   Net transfers (including fixed
     account).........................           33,990          (29,679)           35,090           101,109
   Contract charges...................            (239)             (298)             (61)              (79)
   Transfers for contract benefits
     and terminations.................        (795,025)         (858,911)        (636,263)         (916,611)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (644,922)         (743,327)        (509,954)         (697,634)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................        (902,739)           230,957        (491,584)           (6,380)
NET ASSETS:
   Beginning of year..................        4,500,985         4,270,028        1,919,746         1,926,126
                                        ---------------   ---------------  ---------------  ----------------
   End of year........................  $     3,598,246   $     4,500,985  $     1,428,162  $      1,919,746
                                        ===============   ===============  ===============  ================



                                                     BHFTII
                                          METLIFE AGGREGATE BOND INDEX
                                                   SUBACCOUNT
                                        ---------------------------------
                                             2018              2017
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $           206  $            198
   Net realized gains (losses)........              (9)               (2)
   Change in unrealized gains
     (losses) on investments..........            (318)                32
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............            (121)               228
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --                --
   Net transfers (including fixed
     account).........................               --                --
   Contract charges...................               --                --
   Transfers for contract benefits
     and terminations.................             (25)               (6)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....             (25)               (6)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................            (146)               222
NET ASSETS:
   Beginning of year..................           10,351            10,129
                                        ---------------  ----------------
   End of year........................  $        10,205  $         10,351
                                        ===============  ================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  BHFTII                          BHFTII
                                        METLIFE MSCI EAFE(R) INDEX     METLIFE RUSSELL 2000(R) INDEX
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  --------------------------------
                                           2018            2017            2018              2017
                                     ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           387  $          299  $         (173)  $          (99)
   Net realized gains (losses).....               13             (2)            3,990            2,181
   Change in unrealized gains
     (losses) on investments.......          (3,983)           4,204         (10,470)            4,220
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          (3,583)           4,501          (6,653)            6,302
                                     ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --              --               --               --
   Net transfers (including fixed
     account)......................               --              --               --               --
   Contract charges................               --              --               --               --
   Transfers for contract benefits
     and terminations..............             (10)            (13)             (16)             (12)
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..             (10)            (13)             (16)             (12)
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          (3,593)           4,488          (6,669)            6,290
NET ASSETS:
   Beginning of year...............           23,791          19,303           54,445           48,155
                                     ---------------  --------------  ---------------  ---------------
   End of year.....................  $        20,198  $       23,791  $        47,776  $        54,445
                                     ===============  ==============  ===============  ===============



                                        BHFTII METLIFE STOCK INDEX        BHFTII MFS(R) TOTAL RETURN
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2018             2017            2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        41,402  $        95,480  $        69,527  $       135,700
   Net realized gains (losses).....        1,228,937        3,784,383          769,547        1,255,268
   Change in unrealized gains
     (losses) on investments.......      (1,799,370)      (1,063,164)      (1,378,362)        (203,969)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (529,031)        2,816,699        (539,288)        1,186,999
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          406,703          992,211          569,234          643,553
   Net transfers (including fixed
     account)......................          (8,533)            4,284         (56,252)          308,503
   Contract charges................            (460)            (636)            (481)            (727)
   Transfers for contract benefits
     and terminations..............      (1,480,797)      (9,688,186)      (2,769,534)      (4,748,325)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,083,087)      (8,692,327)      (2,257,033)      (3,796,996)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,612,118)      (5,875,628)      (2,796,321)      (2,609,997)
NET ASSETS:
   Beginning of year...............       10,242,583       16,118,211        9,521,417       12,131,414
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     8,630,465  $    10,242,583  $     6,725,096  $     9,521,417
                                     ===============  ===============  ===============  ===============


                                                                                    BHFTII
                                            BHFTII MFS(R) VALUE            NEUBERGER BERMAN GENESIS
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2018             2017             2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        12,211  $        69,307  $       (8,555)  $       (9,139)
   Net realized gains (losses).....          459,228          716,571          141,825          239,632
   Change in unrealized gains
     (losses) on investments.......      (1,138,190)          401,274        (201,564)         (79,613)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (666,751)        1,187,152         (68,294)          150,880
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          308,866          394,103           43,028           58,884
   Net transfers (including fixed
     account)......................          109,316         (21,315)         (16,005)         (16,430)
   Contract charges................            (287)            (356)             (33)             (53)
   Transfers for contract benefits
     and terminations..............      (1,578,009)      (2,599,448)         (69,860)        (453,545)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,160,114)      (2,227,016)         (42,870)        (411,144)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,826,865)      (1,039,864)        (111,164)        (260,264)
NET ASSETS:
   Beginning of year...............        6,741,726        7,781,590          948,378        1,208,642
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     4,914,861  $     6,741,726  $       837,214  $       948,378
                                     ===============  ===============  ===============  ===============


                                                  BHFTII
                                      T. ROWE PRICE LARGE CAP GROWTH
                                                SUBACCOUNT
                                     --------------------------------
                                           2018             2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (39,145)  $      (45,772)
   Net realized gains (losses).....          955,769          472,455
   Change in unrealized gains
     (losses) on investments.......        (920,217)          677,200
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          (3,593)        1,103,883
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          227,876          258,811
   Net transfers (including fixed
     account)......................          108,453            8,790
   Contract charges................            (310)            (323)
   Transfers for contract benefits
     and terminations..............      (1,258,910)      (1,222,499)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (922,891)        (955,221)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (926,484)          148,662
NET ASSETS:
   Beginning of year...............        3,951,232        3,802,570
                                     ---------------  ---------------
   End of year.....................  $     3,024,748  $     3,951,232
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                    BHFTII
                                                 BHFTII                    WESTERN ASSET MANAGEMENT
                                     T. ROWE PRICE SMALL CAP GROWTH      STRATEGIC BOND OPPORTUNITIES
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018            2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (80,077)  $     (109,424)  $        88,790  $        83,960
   Net realized gains (losses).....          784,598        2,429,276            2,127           75,849
   Change in unrealized gains
     (losses) on investments.......      (1,135,491)        (314,576)        (198,490)          47,352
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (430,970)        2,005,276        (107,573)          207,161
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          273,879          505,182           89,992          201,071
   Net transfers (including fixed
     account)......................          396,178         (96,261)         (39,537)        (222,150)
   Contract charges................            (390)            (485)             (98)            (157)
   Transfers for contract benefits
     and terminations..............        (935,418)      (7,359,827)        (775,534)      (1,187,106)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (265,751)      (6,951,391)        (725,177)      (1,208,342)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (696,721)      (4,946,115)        (832,750)      (1,001,181)
NET ASSETS:
   Beginning of year...............        5,968,938       10,915,053        2,419,531        3,420,712
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     5,272,217  $     5,968,938  $     1,586,781  $     2,419,531
                                     ===============  ===============  ===============  ===============


                                                  BHFTII
                                         WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT             FIDELITY(R) VIP CONTRAFUND
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2018            2017              2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        18,613  $        42,242  $      (42,282)  $      (26,130)
   Net realized gains (losses).....         (31,039)         (32,674)          655,941          788,588
   Change in unrealized gains
     (losses) on investments.......            2,231          17,254         (985,412)          396,930
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (10,195)           26,822        (371,753)        1,159,388
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           92,227          204,599          328,964          406,919
   Net transfers (including fixed
     account)......................         (14,853)        (232,990)           74,123        (167,592)
   Contract charges................             (57)            (126)            (162)            (199)
   Transfers for contract benefits
     and terminations..............        (539,375)      (1,234,404)      (1,016,226)      (2,132,811)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (462,058)      (1,262,921)        (613,301)      (1,893,683)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (472,253)      (1,236,099)        (985,054)        (734,295)
NET ASSETS:
   Beginning of year...............        1,919,191        3,155,290        5,579,222        6,313,517
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,446,938  $     1,919,191  $     4,594,168  $     5,579,222
                                     ===============  ===============  ===============  ===============



                                                                                FTVIPT FRANKLIN
                                          FIDELITY(R) VIP MID CAP          SMALL-MID CAP GROWTH VIP
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018             2017              2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (60,225)  $      (63,365)  $       (7,186)  $      (10,244)
   Net realized gains (losses).....          831,391          976,205           36,182           30,088
   Change in unrealized gains
     (losses) on investments.......      (1,896,185)          667,807         (51,378)          140,868
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (1,125,019)        1,580,647         (22,382)          160,712
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          380,795          545,209           33,242           64,463
   Net transfers (including fixed
     account)......................          144,743        (182,508)         (53,293)        (105,264)
   Contract charges................            (209)            (356)             (30)             (40)
   Transfers for contract benefits
     and terminations..............      (1,644,266)      (3,729,830)        (115,670)        (452,758)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,118,937)      (3,367,485)        (135,751)        (493,599)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,243,956)      (1,786,838)        (158,133)        (332,887)
NET ASSETS:
   Beginning of year...............        7,950,675        9,737,513          533,745          866,632
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     5,706,719  $     7,950,675  $       375,612  $       533,745
                                     ===============  ===============  ===============  ===============



                                             FTVIPT TEMPLETON
                                          DEVELOPING MARKETS VIP
                                                SUBACCOUNT
                                     ---------------------------------
                                           2018             2017
                                     ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (4,255)   $       (1,856)
   Net realized gains (losses).....            (136)          (14,843)
   Change in unrealized gains
     (losses) on investments.......         (234,770)          563,250
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (239,161)           546,551
                                     ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           88,449           194,025
   Net transfers (including fixed
     account)......................           47,702         (107,890)
   Contract charges................             (35)              (49)
   Transfers for contract benefits
     and terminations..............        (245,570)         (743,070)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (109,454)         (656,984)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets...............        (348,615)         (110,433)
NET ASSETS:
   Beginning of year...............        1,461,554         1,571,987
                                     ----------------  ---------------
   End of year.....................  $     1,112,939   $     1,461,554
                                     ================  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                       FTVIPT TEMPLETON FOREIGN VIP       JANUS HENDERSON ENTERPRISE
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2018            2017             2018              2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        14,073  $        22,661  $      (64,057)  $      (65,644)
   Net realized gains (losses).....         (13,974)           16,582          819,279        1,107,559
   Change in unrealized gains
     (losses) on investments.......        (170,480)          190,250        (769,790)          353,174
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (170,381)          229,493         (14,568)        1,395,089
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           78,360          118,900          147,507          162,426
   Net transfers (including fixed
     account)......................            5,012          147,736         (54,737)          137,139
   Contract charges................             (19)             (54)            (367)            (427)
   Transfers for contract benefits
     and terminations..............        (355,337)      (1,053,052)      (1,038,782)      (1,859,972)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (271,984)        (786,470)        (946,379)      (1,560,834)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (442,365)        (556,977)        (960,947)        (165,745)
NET ASSETS:
   Beginning of year...............        1,175,107        1,732,084        5,682,200        5,847,945
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       732,742  $     1,175,107  $     4,721,253  $     5,682,200
                                     ===============  ===============  ===============  ===============


                                                   LMPET                             LMPIT
                                        CLEARBRIDGE SMALL CAP VALUE      WESTERN ASSET CORPORATE BOND
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2018            2017              2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (210)  $         (239)  $        49,529  $        52,663
   Net realized gains (losses).....            1,866            3,243            (536)           28,855
   Change in unrealized gains
     (losses) on investments.......          (6,120)          (1,345)        (156,926)           55,286
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          (4,464)            1,659        (107,933)          136,804
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --          120,501          225,957
   Net transfers (including fixed
     account)......................               --               --           79,335          148,896
   Contract charges................               --               --             (56)             (97)
   Transfers for contract benefits
     and terminations..............            (174)             (14)        (507,053)        (602,218)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..            (174)             (14)        (307,273)        (227,462)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          (4,638)            1,645        (415,206)         (90,658)
NET ASSETS:
   Beginning of year...............           19,764           18,119        2,263,094        2,353,752
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $        15,126  $        19,764  $     1,847,888  $     2,263,094
                                     ===============  ===============  ===============  ===============


                                            LMPVET CLEARBRIDGE                       LMPVET
                                        VARIABLE AGGRESSIVE GROWTH      CLEARBRIDGE VARIABLE APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ----------------------------------
                                           2018             2017             2018             2017
                                     ---------------  ---------------  ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (15,728)  $      (24,419)  $       (3,765)   $     (10,279)
   Net realized gains (losses).....          337,350          493,647          917,626          819,059
   Change in unrealized gains
     (losses) on investments.......        (505,458)         (42,244)      (1,044,184)          334,057
                                     ---------------  ---------------  ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (183,836)          426,984        (130,323)        1,142,837
                                     ---------------  ---------------  ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           62,218           98,077          191,403          219,112
   Net transfers (including fixed
     account)......................         (70,585)        (267,672)         (50,220)        (104,594)
   Contract charges................            (140)            (220)            (142)            (314)
   Transfers for contract benefits
     and terminations..............        (496,891)        (831,444)      (1,770,883)      (1,670,023)
                                     ---------------  ---------------  ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (505,398)      (1,001,259)      (1,629,842)      (1,555,819)
                                     ---------------  ---------------  ---------------   --------------
     Net increase (decrease)
       in net assets...............        (689,234)        (574,275)      (1,760,165)        (412,982)
NET ASSETS:
   Beginning of year...............        2,655,614        3,229,889        6,687,055        7,100,037
                                     ---------------  ---------------  ---------------   --------------
   End of year.....................  $     1,966,380  $     2,655,614  $     4,926,890   $    6,687,055
                                     ===============  ===============  ===============   ==============


                                            LMPVET CLEARBRIDGE
                                        VARIABLE DIVIDEND STRATEGY
                                                SUBACCOUNT
                                     --------------------------------
                                          2018             2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (607)  $           399
   Net realized gains (losses).....          217,252          151,623
   Change in unrealized gains
     (losses) on investments.......        (281,687)          120,085
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (65,042)          272,107
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           55,170           80,116
   Net transfers (including fixed
     account)......................            (232)         (20,021)
   Contract charges................             (71)             (83)
   Transfers for contract benefits
     and terminations..............        (439,564)        (521,943)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (384,697)        (461,931)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (449,739)        (189,824)
NET ASSETS:
   Beginning of year...............        1,555,656        1,745,480
                                     ---------------  ---------------
   End of year.....................  $     1,105,917  $     1,555,656
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE LARGE CAP GROWTH          VARIABLE LARGE CAP VALUE
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018            2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (10,081)  $      (13,814)  $           485  $       (2,948)
   Net realized gains (losses).....           74,115          231,288          134,763          166,367
   Change in unrealized gains
     (losses) on investments.......         (69,933)           66,287        (231,263)              225
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          (5,899)          283,761         (96,015)          163,644
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           17,655           63,269           23,673           48,017
   Net transfers (including fixed
     account)......................         (91,955)              116              928         (41,641)
   Contract charges................            (100)             (95)              (6)             (24)
   Transfers for contract benefits
     and terminations..............         (66,550)        (768,377)        (358,701)        (471,501)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (140,950)        (705,087)        (334,106)        (465,149)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (146,849)        (421,326)        (430,121)        (301,505)
NET ASSETS:
   Beginning of year...............        1,016,074        1,437,400        1,157,326        1,458,831
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       869,225  $     1,016,074  $       727,205  $     1,157,326
                                     ===============  ===============  ===============  ===============


                                            LMPVET CLEARBRIDGE               LMPVIT WESTERN ASSET
                                         VARIABLE SMALL CAP GROWTH      VARIABLE GLOBAL HIGH YIELD BOND
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2018            2017              2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (12,284)  $      (13,687)  $        42,856  $        54,322
   Net realized gains (losses).....          246,710           78,038         (25,344)         (11,470)
   Change in unrealized gains
     (losses) on investments.......        (218,998)          165,233         (77,511)           57,347
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           15,428          229,584         (59,999)          100,199
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           44,453           57,776           42,782           65,427
   Net transfers (including fixed
     account)......................           66,639         (23,640)              324            7,983
   Contract charges................             (59)             (73)             (51)             (63)
   Transfers for contract benefits
     and terminations..............        (324,588)        (237,863)        (282,816)        (215,190)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (213,555)        (203,800)        (239,761)        (141,843)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (198,127)           25,784        (299,760)         (41,644)
NET ASSETS:
   Beginning of year...............        1,126,053        1,100,269        1,346,147        1,387,791
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       927,926  $     1,126,053  $     1,046,387  $     1,346,147
                                     ===============  ===============  ===============  ===============


                                             TAP 1919 VARIABLE
                                       SOCIALLY RESPONSIVE BALANCED
                                                SUBACCOUNT
                                     ---------------------------------
                                           2018             2017
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         5,987   $         7,227
   Net realized gains (losses).....          340,605           306,378
   Change in unrealized gains
     (losses) on investments.......        (409,211)           243,116
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (62,619)           556,721
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           34,244           142,684
   Net transfers (including fixed
     account)......................               --         (191,213)
   Contract charges................             (27)              (26)
   Transfers for contract benefits
     and terminations..............        (162,670)         (121,276)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (128,453)         (169,831)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (191,072)           386,890
NET ASSETS:
   Beginning of year...............        3,898,612         3,511,722
                                     ---------------   ---------------
   End of year.....................  $     3,707,540   $     3,898,612
                                     ===============   ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

     BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account QPN for Variable Annuities (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on December 26, 1995 to support MICC's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account satisfies certain exclusionary provisions and, as such, is not subject to regulation under the Investment Company Act of 1940, as amended. The Separate Account exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series(R)                           Legg Mason Partners Equity Trust ("LMPET")
   ("American Funds(R)")                                     Legg Mason Partners Income Trust ("LMPIT")
Brighthouse Funds Trust I ("BHFTI")*                         Legg Mason Partners Variable Equity Trust
Brighthouse Funds Trust II ("BHFTII")*                         ("LMPVET")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  Legg Mason Partners Variable Income Trust
Franklin Templeton Variable Insurance Products Trust           ("LMPVIT")
   ("FTVIPT")                                                Trust for Advised Portfolios ("TAP")
Janus Aspen Series ("Janus Aspen")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2018:

American Funds(R) Global Growth Subaccount            BHFTI Brighthouse/Aberdeen Emerging Markets
American Funds(R) Growth Subaccount                     Equity Subaccount
American Funds(R) Growth-Income Subaccount            BHFTI Brighthouse/Wellington Large Cap Research
BHFTI American Funds(R) Balanced Allocation             Subaccount
   Subaccount                                         BHFTI Clarion Global Real Estate Subaccount
BHFTI American Funds(R) Growth Allocation             BHFTI ClearBridge Aggressive Growth Subaccount
   Subaccount                                         BHFTI Harris Oakmark International Subaccount
BHFTI American Funds(R) Moderate Allocation           BHFTI Invesco Comstock Subaccount
   Subaccount                                         BHFTI Invesco Small Cap Growth Subaccount
BHFTI BlackRock High Yield Subaccount                 BHFTI JPMorgan Small Cap Value Subaccount
BHFTI Brighthouse Asset Allocation 100 Subaccount     BHFTI MFS(R) Research International Subaccount
BHFTI Brighthouse Small Cap Value Subaccount          BHFTI Oppenheimer Global Equity Subaccount

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


BHFTI PIMCO Inflation Protected Bond Subaccount        BHFTII Western Asset Management U.S. Government
BHFTI PIMCO Total Return Subaccount                      Subaccount
BHFTI T. Rowe Price Large Cap Value Subaccount (a)     Fidelity(R) VIP Contrafund Subaccount
BHFTI Victory Sycamore Mid Cap Value Subaccount        Fidelity(R) VIP Mid Cap Subaccount
BHFTII BlackRock Bond Income Subaccount                FTVIPT Franklin Small-Mid Cap Growth VIP
BHFTII BlackRock Capital Appreciation Subaccount         Subaccount
BHFTII BlackRock Ultra-Short Term Bond                 FTVIPT Templeton Developing Markets VIP
   Subaccount                                            Subaccount
BHFTII Brighthouse Asset Allocation 20 Subaccount      FTVIPT Templeton Foreign VIP Subaccount
BHFTII Brighthouse Asset Allocation 40 Subaccount      Janus Henderson Enterprise Subaccount
BHFTII Brighthouse Asset Allocation 60 Subaccount      LMPET ClearBridge Small Cap Value Subaccount
BHFTII Brighthouse Asset Allocation 80 Subaccount      LMPIT Western Asset Corporate Bond Subaccount
BHFTII Brighthouse/Wellington Balanced Subaccount      LMPVET ClearBridge Variable Aggressive Growth
BHFTII Brighthouse/Wellington Core Equity                Subaccount
   Opportunities Subaccount                            LMPVET ClearBridge Variable Appreciation
BHFTII Frontier Mid Cap Growth Subaccount                Subaccount
BHFTII Jennison Growth Subaccount (a)                  LMPVET ClearBridge Variable Dividend Strategy
BHFTII MetLife Aggregate Bond Index Subaccount           Subaccount
BHFTII MetLife MSCI EAFE(R) Index Subaccount           LMPVET ClearBridge Variable Large Cap Growth
BHFTII MetLife Russell 2000(R) Index Subaccount          Subaccount
BHFTII MetLife Stock Index Subaccount                  LMPVET ClearBridge Variable Large Cap Value
BHFTII MFS(R) Total Return Subaccount                    Subaccount
BHFTII MFS(R) Value Subaccount                         LMPVET ClearBridge Variable Small Cap Growth
BHFTII Neuberger Berman Genesis Subaccount               Subaccount
BHFTII T. Rowe Price Large Cap Growth Subaccount       LMPVIT Western Asset Variable Global High Yield
BHFTII T. Rowe Price Small Cap Growth Subaccount         Bond Subaccount
BHFTII Western Asset Management Strategic Bond         TAP 1919 Variable Socially Responsive Balanced
   Opportunities Subaccount                              Subaccount

(a) This Subaccount invests in two or more share classes within the underlying fund or portfolio of the Trusts.


3.  PORTFOLIO CHANGES


The following Subaccount ceased operations during the year ended December 31, 2018:

BHFTII MFS(R) Value II Subaccount

The operations of the Subaccounts were affected by the following change that occurred during the year ended December 31, 2018:

MERGER:

Former Portfolio                                        New Portfolio

BHFTII MFS(R) Value II Portfolio                        BHFTII MFS(R) Value Portfolio

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. There were no Contracts in payout at December 31, 2018.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.80% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes waivers granted to certain Subaccounts.

For some Contracts, a contract administrative charge of $15 is assessed on a semi-annual basis. In addition, most Contracts impose a surrender charge which ranges from 0% to 5.0% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     American Funds(R) Global Growth Subaccount.................        135,867         3,322,176           794,798        1,754,126
     American Funds(R) Growth Subaccount........................         74,247         4,833,505           929,741        2,718,080
     American Funds(R) Growth-Income Subaccount.................        110,616         4,688,554           802,855        1,181,093
     BHFTI American Funds(R) Balanced Allocation Subaccount.....        135,378         1,360,293           190,791          507,186
     BHFTI American Funds(R) Growth Allocation Subaccount.......        371,269         3,485,702           491,195        2,010,540
     BHFTI American Funds(R) Moderate Allocation Subaccount.....         46,378           462,087           136,219          209,119
     BHFTI BlackRock High Yield Subaccount......................        123,263           980,619           118,683          525,920
     BHFTI Brighthouse Asset Allocation 100 Subaccount..........        225,764         2,614,859           504,578          926,447
     BHFTI Brighthouse Small Cap Value Subaccount...............        169,102         2,613,865           317,326          575,426
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Subaccount...............................................         41,130           420,085           178,649          197,421
     BHFTI Brighthouse/Wellington Large Cap Research
       Subaccount...............................................         55,826           669,592           238,452          279,700
     BHFTI Clarion Global Real Estate Subaccount................        119,519         1,419,425           178,605          326,900
     BHFTI ClearBridge Aggressive Growth Subaccount.............        937,440        13,742,777         1,483,789        3,504,567
     BHFTI Harris Oakmark International Subaccount..............        171,264         2,540,209           337,599        1,236,842
     BHFTI Invesco Comstock Subaccount..........................         43,370           487,733            81,773          204,828
     BHFTI Invesco Small Cap Growth Subaccount..................         30,342           461,001           166,104          224,890
     BHFTI JPMorgan Small Cap Value Subaccount..................         30,855           516,615           194,524          439,187
     BHFTI MFS(R) Research International Subaccount.............         28,650           319,503           121,190          166,603
     BHFTI Oppenheimer Global Equity Subaccount.................        423,441         8,193,105         1,708,610        2,297,783
     BHFTI PIMCO Inflation Protected Bond Subaccount............         56,516           589,677            69,044          233,276
     BHFTI PIMCO Total Return Subaccount........................        304,016         3,433,606           597,217          934,457
     BHFTI T. Rowe Price Large Cap Value Subaccount.............        307,807         9,019,225         1,691,221        2,154,964
     BHFTI Victory Sycamore Mid Cap Value Subaccount............         53,975           982,619           292,800          379,407
     BHFTII BlackRock Bond Income Subaccount....................         10,704         1,133,941           520,787        1,199,499
     BHFTII BlackRock Capital Appreciation Subaccount...........        171,985         4,989,506         1,650,101        1,360,935
     BHFTII BlackRock Ultra-Short Term Bond Subaccount..........         60,890         6,102,017           861,892        6,467,615
     BHFTII Brighthouse Asset Allocation 20 Subaccount..........         73,740           818,936            87,687        1,236,756
     BHFTII Brighthouse Asset Allocation 40 Subaccount..........        197,032         2,253,374           256,778          431,156
     BHFTII Brighthouse Asset Allocation 60 Subaccount..........      1,261,259        14,818,871         3,174,611        7,255,242
     BHFTII Brighthouse Asset Allocation 80 Subaccount..........        856,223        10,475,274         1,764,816        4,264,889
     BHFTII Brighthouse/Wellington Balanced Subaccount..........         36,536           700,026           222,497          317,898
     BHFTII Brighthouse/Wellington Core Equity
       Opportunities Subaccount.................................         60,395         1,893,809           268,168          509,204
     BHFTII Frontier Mid Cap Growth Subaccount..................        113,476         3,324,899           622,778          846,068
     BHFTII Jennison Growth Subaccount..........................         98,540         1,445,167           607,014          877,627
     BHFTII MetLife Aggregate Bond Index Subaccount.............            972            10,838               307              147
     BHFTII MetLife MSCI EAFE(R) Index Subaccount...............          1,665            22,486               693              317
     BHFTII MetLife Russell 2000(R) Index Subaccount............          2,637            41,828             4,370              849
     BHFTII MetLife Stock Index Subaccount......................        182,658         6,781,486         1,587,108        2,099,971
     BHFTII MFS(R) Total Return Subaccount......................         44,359         6,702,269         1,186,964        2,861,493
     BHFTII MFS(R) Value Subaccount.............................        355,898         5,290,626         1,026,485        1,800,871
     BHFTII Neuberger Berman Genesis Subaccount.................         45,113           760,243           161,160           95,210
     BHFTII T. Rowe Price Large Cap Growth Subaccount...........        149,374         3,073,136         1,144,345        1,473,586
     BHFTII T. Rowe Price Small Cap Growth Subaccount...........        267,494         4,879,935         1,226,207        1,061,274
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount.................................        125,147         1,636,666           217,711          854,119
     BHFTII Western Asset Management U.S. Government
       Subaccount...............................................        125,937         1,497,566           255,522          698,967
     Fidelity(R) VIP Contrafund Subaccount......................        146,735         4,357,987           893,391        1,045,509
     Fidelity(R) VIP Mid Cap Subaccount.........................        195,304         6,061,645         1,195,938        1,677,693
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount........         24,683           467,867            90,484          176,334
     FTVIPT Templeton Developing Markets VIP Subaccount.........        130,332         1,237,228           147,237          261,010
     FTVIPT Templeton Foreign VIP Subaccount....................         57,519           844,076           126,835          384,788
     Janus Henderson Enterprise Subaccount......................         74,954         3,440,285           715,909        1,467,064

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     LMPET ClearBridge Small Cap Value Subaccount...............          1,101            21,302             1,940              450
     LMPIT Western Asset Corporate Bond Subaccount..............        157,674         1,890,204           355,236          613,034
     LMPVET ClearBridge Variable Aggressive Growth
       Subaccount...............................................         85,167         1,788,235           329,602          706,416
     LMPVET ClearBridge Variable Appreciation Subaccount........        126,723         3,628,528           545,321        1,952,127
     LMPVET ClearBridge Variable Dividend Strategy Subaccount...         63,309           895,931           129,993          442,201
     LMPVET ClearBridge Variable Large Cap Growth Subaccount....         36,452           696,045            51,827          176,071
     LMPVET ClearBridge Variable Large Cap Value Subaccount.....         40,699           658,756            88,012          361,790
     LMPVET ClearBridge Variable Small Cap Growth Subaccount....         38,863           845,240           325,073          441,243
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................        157,600         1,220,147            99,239          296,161
     TAP 1919 Variable Socially Responsive Balanced Subaccount..        147,949         3,807,664           386,383          189,044

       BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF BRIGHTHOUSE LIFE INSURANCE COMPANY
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                      AMERICAN FUNDS(R)                                        AMERICAN FUNDS(R)
                                        GLOBAL GROWTH         AMERICAN FUNDS(R) GROWTH           GROWTH-INCOME
                                         SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  --------------------------  --------------------------
                                     2018           2017          2018          2017          2018          2017
                                 ------------  -------------  ------------  ------------  ------------  ------------

Units beginning of year........     1,672,149      2,282,665     2,496,913     4,748,763     2,320,479     3,429,073
Units issued and transferred
   from other funding options..       198,591        249,050       154,922       429,606       211,830       233,177
Units redeemed and transferred
   to other funding options....     (606,023)      (859,566)     (904,217)   (2,681,456)     (507,377)   (1,341,771)
                                 ------------  -------------  ------------  ------------  ------------  ------------
Units end of year..............     1,264,717      1,672,149     1,747,618     2,496,913     2,024,932     2,320,479
                                 ============  =============  ============  ============  ============  ============


                                   BHFTI AMERICAN FUNDS(R)     BHFTI AMERICAN FUNDS(R)     BHFTI AMERICAN FUNDS(R)
                                     BALANCED ALLOCATION          GROWTH ALLOCATION          MODERATE ALLOCATION
                                         SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  ---------------------------  --------------------------
                                     2018          2017          2018          2017           2018          2017
                                 ------------  ------------  ------------  -------------  ------------  ------------

Units beginning of year........     1,110,668     1,387,051     3,133,418      3,784,756       366,405     1,904,097
Units issued and transferred
   from other funding options..        75,100       260,847       128,511        299,019        70,828       376,701
Units redeemed and transferred
   to other funding options....     (324,593)     (537,230)   (1,206,671)      (950,357)     (135,360)   (1,914,393)
                                 ------------  ------------  ------------  -------------  ------------  ------------
Units end of year..............       861,175     1,110,668     2,055,258      3,133,418       301,873       366,405
                                 ============  ============  ============  =============  ============  ============


                                      BHFTI BLACKROCK             BHFTI BRIGHTHOUSE            BHFTI BRIGHTHOUSE
                                        HIGH YIELD              ASSET ALLOCATION 100            SMALL CAP VALUE
                                        SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  ---------------------------  ---------------------------
                                     2018          2017           2018          2017           2018          2017
                                 ------------  ------------  -------------  ------------  -------------  ------------

Units beginning of year........       434,668       647,362      2,064,798     2,600,043        957,507     1,449,208
Units issued and transferred
   from other funding options..        90,061        72,185        224,799       204,310         75,180       139,383
Units redeemed and transferred
   to other funding options....     (228,848)     (284,879)      (575,423)     (739,555)      (207,162)     (631,084)
                                 ------------  ------------  -------------  ------------  -------------  ------------
Units end of year..............       295,881       434,668      1,714,174     2,064,798        825,525       957,507
                                 ============  ============  =============  ============  =============  ============


                                            BHFTI                        BHFTI
                                    BRIGHTHOUSE/ABERDEEN        BRIGHTHOUSE/WELLINGTON            BHFTI CLARION
                                   EMERGING MARKETS EQUITY        LARGE CAP RESEARCH           GLOBAL REAL ESTATE
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  ---------------------------  ---------------------------
                                     2018           2017          2018           2017          2018           2017
                                 ------------  -------------  ------------  -------------  ------------  -------------

Units beginning of year........       411,402        559,067       430,770        626,954     1,256,523      1,774,143
Units issued and transferred
   from other funding options..       143,982         53,699        65,250         35,600       111,502        188,826
Units redeemed and transferred
   to other funding options....     (189,271)      (201,364)     (128,012)      (231,784)     (290,645)      (706,446)
                                 ------------  -------------  ------------  -------------  ------------  -------------
Units end of year..............       366,113        411,402       368,008        430,770     1,077,380      1,256,523
                                 ============  =============  ============  =============  ============  =============

                                      BHFTI CLEARBRIDGE         BHFTI HARRIS OAKMARK
                                      AGGRESSIVE GROWTH             INTERNATIONAL         BHFTI INVESCO COMSTOCK
                                         SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2018          2017          2018          2017          2018          2017
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........     3,792,372     4,996,335     1,327,445     1,776,082       270,655       371,165
Units issued and transferred
   from other funding options..       240,214       262,841        81,953       187,686        16,553         9,963
Units redeemed and transferred
   to other funding options....     (760,007)   (1,466,804)     (467,526)     (636,323)      (73,900)     (110,473)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............     3,272,579     3,792,372       941,872     1,327,445       213,308       270,655
                                 ============  ============  ============  ============  ============  ============


                                       BHFTI INVESCO               BHFTI JPMORGAN               BHFTI MFS(R)
                                     SMALL CAP GROWTH              SMALL CAP VALUE         RESEARCH INTERNATIONAL
                                        SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  ---------------------------  --------------------------
                                     2018          2017          2018           2017          2018          2017
                                 ------------  ------------  ------------  -------------  ------------  ------------

Units beginning of year........       190,743       405,584       373,594        269,682       215,215       196,645
Units issued and transferred
   from other funding options..        29,533        21,598        66,956        168,970        60,134        35,340
Units redeemed and transferred
   to other funding options....      (75,211)     (236,439)     (212,727)       (65,058)      (89,083)      (16,770)
                                 ------------  ------------  ------------  -------------  ------------  ------------
Units end of year..............       145,065       190,743       227,823        373,594       186,266       215,215
                                 ============  ============  ============  =============  ============  ============

                                     BHFTI OPPENHEIMER              BHFTI PIMCO                  BHFTI PIMCO
                                       GLOBAL EQUITY         INFLATION PROTECTED BOND           TOTAL RETURN
                                        SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2018          2017          2018          2017          2018          2017
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........     7,161,320     8,907,295       534,774       840,705     1,916,955     2,622,909
Units issued and transferred
   from other funding options..       595,471       573,697       115,813        91,427       366,532       291,129
Units redeemed and transferred
   to other funding options....   (1,542,563)   (2,319,672)     (239,704)     (397,358)     (539,982)     (997,083)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............     6,214,228     7,161,320       410,883       534,774     1,743,505     1,916,955
                                 ============  ============  ============  ============  ============  ============


                                    BHFTI T. ROWE PRICE             BHFTI VICTORY             BHFTII BLACKROCK
                                      LARGE CAP VALUE          SYCAMORE MID CAP VALUE            BOND INCOME
                                        SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2018          2017          2018          2017          2018          2017
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........     5,993,113     7,496,656       547,957       642,208       896,839     1,359,353
Units issued and transferred
   from other funding options..       419,406       515,935        63,389        90,498       309,505       310,736
Units redeemed and transferred
   to other funding options....   (1,243,018)   (2,019,478)     (179,295)     (184,749)     (645,626)     (773,250)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............     5,169,501     5,993,113       432,051       547,957       560,718       896,839
                                 ============  ============  ============  ============  ============  ============


       BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF BRIGHTHOUSE LIFE INSURANCE COMPANY
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                       BHFTII BLACKROCK             BHFTII BLACKROCK            BHFTII BRIGHTHOUSE
                                     CAPITAL APPRECIATION         ULTRA-SHORT TERM BOND         ASSET ALLOCATION 20
                                          SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ----------------------------  ---------------------------  ---------------------------
                                      2018           2017          2018          2017           2018           2017
                                 -------------  -------------  ------------  -------------  ------------  -------------

Units beginning of year........      2,348,926      3,720,742    10,045,274     11,009,357     1,342,338      1,805,635
Units issued and transferred
   from other funding options..        261,392        218,780     1,073,050      2,730,906        41,155        406,104
Units redeemed and transferred
   to other funding options....      (436,411)    (1,590,596)   (5,655,052)    (3,694,989)     (847,743)      (869,401)
                                 -------------  -------------  ------------  -------------  ------------  -------------
Units end of year..............      2,173,907      2,348,926     5,463,272     10,045,274       535,750      1,342,338
                                 =============  =============  ============  =============  ============  =============


                                      BHFTII BRIGHTHOUSE           BHFTII BRIGHTHOUSE            BHFTII BRIGHTHOUSE
                                      ASSET ALLOCATION 40          ASSET ALLOCATION 60           ASSET ALLOCATION 80
                                          SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                 ----------------------------  ----------------------------  --------------------------
                                      2018           2017           2018          2017           2018          2017
                                 -------------  -------------  -------------  -------------  ------------  ------------

Units beginning of year........      1,539,949      1,933,039     12,154,232     13,974,923     8,613,169    12,190,205
Units issued and transferred
   from other funding options..        117,974        256,822      1,870,146      1,604,063       768,455       968,165
Units redeemed and transferred
   to other funding options....      (286,791)      (649,912)    (4,728,839)    (3,424,754)   (2,553,393)   (4,545,201)
                                 -------------  -------------  -------------  -------------  ------------  ------------
Units end of year..............      1,371,132      1,539,949      9,295,539     12,154,232     6,828,231     8,613,169
                                 =============  =============  =============  =============  ============  ============

                                                                       BHFTII
                                     BHFTII BRIGHTHOUSE/       BRIGHTHOUSE/WELLINGTON           BHFTII FRONTIER
                                     WELLINGTON BALANCED      CORE EQUITY OPPORTUNITIES         MID CAP GROWTH
                                         SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  ---------------------------  --------------------------
                                     2018          2017          2018          2017           2018          2017
                                 ------------  ------------  ------------  ------------   ------------  ------------

Units beginning of year........       415,127       850,499     1,033,119     1,505,982      3,472,193     4,056,271
Units issued and transferred
   from other funding options..       110,644       106,495       143,875        78,036        245,394       282,282
Units redeemed and transferred
   to other funding options....     (182,456)     (541,867)     (311,652)     (550,899)      (728,518)     (866,360)
                                 ------------  ------------  ------------  ------------   ------------  ------------
Units end of year..............       343,315       415,127       865,342     1,033,119      2,989,069     3,472,193
                                 ============  ============  ============  ============   ============  ============



                                                                   BHFTII METLIFE              BHFTII METLIFE
                                   BHFTII JENNISON GROWTH       AGGREGATE BOND INDEX         MSCI EAFE(R) INDEX
                                         SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2018          2017          2018          2017          2018          2017
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........       953,785     1,277,253         5,635         5,635        18,845        18,845
Units issued and transferred
   from other funding options..       187,410       194,399            --            --            --            --
Units redeemed and transferred
   to other funding options....     (425,992)     (517,867)          (12)            --           (9)            --
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............       715,203       953,785         5,623         5,635        18,836        18,845
                                 ============  ============  ============  ============  ============  ============

                                       BHFTII METLIFE               BHFTII METLIFE                BHFTII MFS(R)
                                    RUSSELL 2000(R) INDEX             STOCK INDEX                 TOTAL RETURN
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  ---------------------------  --------------------------
                                     2018          2017            2018          2017          2018          2017
                                 ------------  -------------  -------------  ------------  ------------  ------------

Units beginning of year........        20,792         20,792      4,410,710     8,183,742     2,709,663     3,784,790
Units issued and transferred
   from other funding options..            --             --        747,038       913,448       236,454       331,732
Units redeemed and transferred
   to other funding options....           (5)             --    (1,210,090)   (4,686,480)     (884,262)   (1,406,859)
                                 ------------  -------------  -------------  ------------  ------------  ------------
Units end of year..............        20,787         20,792      3,947,658     4,410,710     2,061,855     2,709,663
                                 ============  =============  =============  ============  ============  ============


                                                                        BHFTII               BHFTII T. ROWE PRICE
                                     BHFTII MFS(R) VALUE       NEUBERGER BERMAN GENESIS        LARGE CAP GROWTH
                                         SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 ---------------------------  --------------------------  ---------------------------
                                     2018           2017          2018          2017           2018          2017
                                 ------------  -------------  ------------  ------------  -------------  ------------

Units beginning of year........     2,342,506      3,133,019       208,900       300,700      1,511,959     1,911,554
Units issued and transferred
   from other funding options..       263,644        296,836        12,073        31,211        214,600       203,335
Units redeemed and transferred
   to other funding options....     (673,740)    (1,087,349)      (20,965)     (123,011)      (538,235)     (602,930)
                                 ------------  -------------  ------------  ------------  -------------  ------------
Units end of year..............     1,932,410      2,342,506       200,008       208,900      1,188,324     1,511,959
                                 ============  =============  ============  ============  =============  ============

                                                                        BHFTII                        BHFTII
                                   BHFTII T. ROWE PRICE        WESTERN ASSET MANAGEMENT      WESTERN ASSET MANAGEMENT
                                     SMALL CAP GROWTH        STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT
                                        SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 --------------------------  -----------------------------  ---------------------------
                                     2018          2017            2018          2017            2018          2017
                                 ------------  ------------   -------------  ------------   -------------  ------------

Units beginning of year........     1,839,321     3,928,301       1,208,839     1,825,767       1,521,076     2,496,936
Units issued and transferred
   from other funding options..       271,323       307,255          74,809       202,333         199,836       237,363
Units redeemed and transferred
   to other funding options....     (348,048)   (2,396,235)       (443,098)     (819,261)       (575,515)   (1,213,223)
                                 ------------  ------------   -------------  ------------   -------------  ------------
Units end of year..............     1,762,596     1,839,321         840,550     1,208,839       1,145,397     1,521,076
                                 ============  ============   =============  ============   =============  ============



                                                                                                 FTVIPT FRANKLIN
                                 FIDELITY(R) VIP CONTRAFUND     FIDELITY(R) VIP MID CAP     SMALL-MID CAP GROWTH VIP
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  ---------------------------  ---------------------------
                                     2018          2017           2018           2017          2018           2017
                                 ------------  -------------  ------------  -------------  ------------  -------------

Units beginning of year........     1,797,593      2,428,490     1,855,777      2,697,086       254,982        478,628
Units issued and transferred
   from other funding options..       193,153        214,029       166,969        192,605        18,249         39,804
Units redeemed and transferred
   to other funding options....     (388,684)      (844,926)     (434,336)    (1,033,914)      (81,183)      (263,450)
                                 ------------  -------------  ------------  -------------  ------------  -------------
Units end of year..............     1,602,062      1,797,593     1,588,410      1,855,777       192,048        254,982
                                 ============  =============  ============  =============  ============  =============


       BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF BRIGHTHOUSE LIFE INSURANCE COMPANY
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                      FTVIPT TEMPLETON            FTVIPT TEMPLETON
                                   DEVELOPING MARKETS VIP            FOREIGN VIP          JANUS HENDERSON ENTERPRISE
                                         SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  --------------------------  --------------------------
                                     2018           2017          2018          2017          2018          2017
                                 ------------  -------------  ------------  ------------  ------------  ------------

Units beginning of year........       413,681        614,688       641,037     1,083,041     3,727,241     4,773,522
Units issued and transferred
   from other funding options..        60,527         75,890        78,470       166,716       434,263       470,533
Units redeemed and transferred
   to other funding options....      (96,141)      (276,897)     (235,898)     (608,720)   (1,001,868)   (1,516,814)
                                 ------------  -------------  ------------  ------------  ------------  ------------
Units end of year..............       378,067        413,681       483,609       641,037     3,159,636     3,727,241
                                 ============  =============  ============  ============  ============  ============


                                      LMPET CLEARBRIDGE          LMPIT WESTERN ASSET         LMPVET CLEARBRIDGE
                                       SMALL CAP VALUE             CORPORATE BOND        VARIABLE AGGRESSIVE GROWTH
                                         SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  ---------------------------
                                     2018          2017          2018          2017           2018          2017
                                 ------------  ------------  ------------  ------------   ------------  ------------

Units beginning of year........         6,564         6,564       839,423       917,406      1,088,360     1,523,795
Units issued and transferred
   from other funding options..            --            --       126,125       164,284         85,580        67,060
Units redeemed and transferred
   to other funding options....          (69)            --     (243,225)     (242,267)      (285,473)     (502,495)
                                 ------------  ------------  ------------  ------------   ------------  ------------
Units end of year..............         6,495         6,564       722,323       839,423        888,467     1,088,360
                                 ============  ============  ============  ============   ============  ============


                                     LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE
                                    VARIABLE APPRECIATION    VARIABLE DIVIDEND STRATEGY    VARIABLE LARGE CAP GROWTH
                                         SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  ---------------------------  ---------------------------
                                     2018          2017          2018          2017           2018           2017
                                 ------------  ------------  ------------  ------------   -------------  ------------

Units beginning of year........     2,198,695     2,750,250       598,212       779,625         245,163       419,985
Units issued and transferred
   from other funding options..       135,296       102,031        24,327        53,380           6,952        17,864
Units redeemed and transferred
   to other funding options....     (672,266)     (653,586)     (171,059)     (234,793)        (39,740)     (192,686)
                                 ------------  ------------  ------------  ------------   -------------  ------------
Units end of year..............     1,661,725     2,198,695       451,480       598,212         212,375       245,163
                                 ============  ============  ============  ============   =============  ============


                                                                                                    LMPVIT
                                     LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE        WESTERN ASSET VARIABLE
                                  VARIABLE LARGE CAP VALUE     VARIABLE SMALL CAP GROWTH    GLOBAL HIGH YIELD BOND
                                         SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 ---------------------------  --------------------------  --------------------------
                                      2018          2017          2018          2017          2018          2017
                                 -------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........        375,145       534,966       360,160       434,444       497,682       549,511
Units issued and transferred
   from other funding options..          9,665        24,185        66,475        24,121        77,348        38,718
Units redeemed and transferred
   to other funding options....      (124,185)     (184,006)     (140,420)      (98,405)     (171,198)      (90,547)
                                 -------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............        260,625       375,145       286,215       360,160       403,832       497,682
                                 =============  ============  ============  ============  ============  ============

                                                  TAP 1919
                                              VARIABLE SOCIALLY
                                             RESPONSIVE BALANCED
                                                 SUBACCOUNT
                                        ----------------------------
                                             2018          2017
                                        -------------  -------------

Units beginning of year...............      1,780,946      1,857,673
Units issued and transferred
   from other funding options.........         15,752         74,763
Units redeemed and transferred
   to other funding options...........       (71,435)      (151,490)
                                        -------------  -------------
Units end of year.....................      1,725,263      1,780,946
                                        =============  =============


      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio or fund, for the respective stated periods in the five years ended December 31, 2018:

                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------
  American Funds(R) Global           2018     1,264,717       2.63 - 3.15       3,464,524
     Growth Subaccount               2017     1,672,149       2.93 - 3.48       5,103,955
                                     2016     2,282,665       2.26 - 2.65       5,382,080
                                     2015     3,132,892       2.28 - 2.64       7,445,724
                                     2014     4,328,271       2.17 - 2.48       9,718,666

  American Funds(R) Growth           2018     1,747,618       2.80 - 3.31       5,158,565
     Subaccount                      2017     2,496,913       2.85 - 3.33       7,479,799
                                     2016     4,748,763       2.25 - 2.64      11,352,676
                                     2015     5,766,709       2.09 - 2.42      12,721,243
                                     2014     7,717,143       1.99 - 2.27      16,071,673

  American Funds(R)                  2018     2,024,932       2.35 - 2.87       4,966,534
     Growth-Income Subaccount        2017     2,320,479       2.43 - 2.93       5,858,614
                                     2016     3,429,073       2.02 - 2.40       7,212,387
                                     2015     4,290,448       1.84 - 2.15       8,222,692
                                     2014     5,254,400       1.84 - 2.12      10,020,582

  BHFTI American Funds(R)            2018       861,175       1.46 - 1.67       1,280,624
     Balanced Allocation             2017     1,110,668       1.55 - 1.75       1,754,973
     Subaccount                      2016     1,387,051       1.35 - 1.50       1,905,216
                                     2015     1,856,192       1.27 - 1.40       2,394,796
                                     2014     2,236,967       1.30 - 1.41       2,946,891

  BHFTI American Funds(R)            2018     2,055,258       1.52 - 1.73       3,345,061
     Growth Allocation Subaccount    2017     3,133,418       1.63 - 1.84       5,388,522
                                     2016     3,784,756       1.37 - 1.52       5,394,491
                                     2015     4,024,702       1.27 - 1.40       5,313,984
                                     2014     4,116,931       1.30 - 1.42       5,519,417

  BHFTI American Funds(R)            2018       301,873       1.39 - 1.53         430,302
     Moderate Allocation             2017       366,405       1.46 - 1.59         548,542
     Subaccount                      2016     1,904,097       1.31 - 1.46       2,579,071
                                     2015     1,709,461       1.25 - 1.37       2,191,347
                                     2014     3,542,229       1.27 - 1.38       4,706,332

  BHFTI BlackRock High Yield         2018       295,881       2.90 - 3.66         893,590
     Subaccount                      2017       434,668       3.02 - 3.77       1,371,974
                                     2016       647,362       2.41 - 3.50       1,945,135
                                     2015       763,327       2.13 - 3.07       2,031,907
                                     2014     1,324,631       2.24 - 3.20       3,702,123

  BHFTI Brighthouse Asset            2018     1,714,174       1.46 - 1.63       2,571,415
     Allocation 100 Subaccount       2017     2,064,798       1.65 - 1.83       3,494,661
                                     2016     2,600,043       1.36 - 1.55       3,642,951
                                     2015     2,965,561       1.04 - 1.43       3,860,702
                                     2014     3,949,029       1.10 - 1.46       5,308,960

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  American Funds(R) Global           2018      0.58         0.25 - 1.50      (10.41) - (9.27)
     Growth Subaccount               2017      0.64         0.25 - 1.50         29.52 - 31.14
                                     2016      0.84         0.25 - 1.50         (0.88) - 0.37
                                     2015      0.94         0.25 - 1.50           5.34 - 6.67
                                     2014      1.02         0.25 - 1.50           0.79 - 2.06

  American Funds(R) Growth           2018      0.40         0.35 - 1.50       (1.74) - (0.60)
     Subaccount                      2017      0.50         0.35 - 1.50         26.39 - 27.84
                                     2016      0.75         0.25 - 1.50           7.86 - 9.21
                                     2015      0.55         0.25 - 1.50           5.27 - 6.59
                                     2014      0.68         0.25 - 1.50           6.89 - 8.24

  American Funds(R)                  2018      1.36         0.15 - 1.50       (3.26) - (1.93)
     Growth-Income Subaccount        2017      1.31         0.15 - 1.50         20.57 - 22.20
                                     2016      1.40         0.15 - 1.50          9.86 - 11.35
                                     2015      1.25         0.15 - 1.50         (0.06) - 1.30
                                     2014      1.18         0.15 - 1.50          8.99 - 10.47

  BHFTI American Funds(R)            2018      1.40         0.25 - 1.50       (5.74) - (4.55)
     Balanced Allocation             2017      1.47         0.25 - 1.50         15.12 - 16.56
     Subaccount                      2016      1.81         0.25 - 1.50           6.20 - 7.54
                                     2015      1.47         0.25 - 1.50       (2.18) - (0.95)
                                     2014      1.28         0.25 - 1.50           4.47 - 5.78

  BHFTI American Funds(R)            2018      1.26         0.25 - 1.50       (7.18) - (6.01)
     Growth Allocation Subaccount    2017      1.28         0.25 - 1.50         19.54 - 21.04
                                     2016      1.28         0.25 - 1.50           7.34 - 8.69
                                     2015      1.30         0.25 - 1.50       (2.23) - (1.00)
                                     2014      1.01         0.25 - 1.50           4.80 - 6.12

  BHFTI American Funds(R)            2018      1.54         0.60 - 1.50       (4.86) - (4.00)
     Moderate Allocation             2017      2.00         0.60 - 1.50         11.29 - 12.29
     Subaccount                      2016      1.91         0.25 - 1.50           5.42 - 6.75
                                     2015      1.93         0.25 - 1.50       (2.20) - (0.97)
                                     2014      1.02         0.25 - 1.50           4.51 - 5.83

  BHFTI BlackRock High Yield         2018      4.61         0.34 - 1.39       (3.93) - (2.91)
     Subaccount                      2017      5.45         0.34 - 1.39           6.58 - 7.70
                                     2016      6.89         0.14 - 1.39         12.69 - 14.10
                                     2015      8.11         0.14 - 1.39       (5.07) - (3.87)
                                     2014      6.45         0.14 - 1.39           1.98 - 3.27

  BHFTI Brighthouse Asset            2018      1.04         0.60 - 1.50     (11.41) - (10.61)
     Allocation 100 Subaccount       2017      1.17         0.60 - 1.50         21.11 - 22.20
                                     2016      2.24         0.25 - 1.50           7.36 - 8.71
                                     2015      1.34         0.25 - 1.50       (5.43) - (2.25)
                                     2014      0.74         0.25 - 1.50           1.42 - 4.83

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  BHFTI Brighthouse Small Cap   2018       825,525       2.60 - 3.12       2,264,164
     Value Subaccount           2017       957,507       3.12 - 3.69       3,119,303
                                2016     1,449,208       2.83 - 3.36       4,269,292
                                2015     2,239,704       2.19 - 2.57       5,085,307
                                2014     3,199,847       2.35 - 2.72       7,763,831

  BHFTI Brighthouse/Aberdeen    2018       366,113       1.04 - 1.19         392,338
     Emerging Markets Equity    2017       411,402       1.23 - 1.39         518,228
     Subaccount                 2016       559,067       0.97 - 1.11         556,506
                                2015       755,372       0.88 - 0.99         682,093
                                2014       817,438       1.03 - 1.15         867,100

  BHFTI Brighthouse/Wellington  2018       368,008       1.86 - 2.94         729,555
     Large Cap Research         2017       430,770       2.01 - 3.15         920,287
     Subaccount                 2016       626,954       1.68 - 2.59       1,107,365
                                2015       717,319       1.57 - 2.40       1,193,645
                                2014       920,338       1.53 - 2.31       1,493,552

  BHFTI Clarion Global Real     2018     1,077,380       1.14 - 1.32       1,281,154
     Estate Subaccount          2017     1,256,523       1.27 - 1.45       1,644,474
                                2016     1,774,143       1.16 - 1.32       2,124,531
                                2015     2,654,864       1.16 - 1.30       3,186,828
                                2014     4,084,326       1.20 - 1.33       5,029,560

  BHFTI ClearBridge Aggressive  2018     3,272,579       4.45 - 5.63      15,242,709
     Growth Subaccount          2017     3,792,372       4.85 - 6.07      19,209,119
                                2016     4,996,335       2.25 - 5.14      21,646,514
                                2015     5,788,460       2.19 - 5.01      24,656,909
                                2014     7,397,169       2.28 - 5.23      33,195,725

  BHFTI Harris Oakmark          2018       941,872       2.08 - 2.78       2,082,457
     International Subaccount   2017     1,327,445       2.77 - 3.65       3,872,924
                                2016     1,776,082       2.15 - 2.80       4,019,177
                                2015     2,359,652       2.00 - 2.59       4,991,505
                                2014     3,107,507       2.09 - 2.72       6,979,343

  BHFTI Invesco Comstock        2018       213,308       2.56 - 3.07         571,564
     Subaccount                 2017       270,655       2.96 - 3.51         836,760
                                2016       371,165       2.55 - 3.02         982,145
                                2015       429,815       2.21 - 2.58         982,083
                                2014       585,466       2.38 - 2.76       1,442,269

  BHFTI Invesco Small Cap       2018       145,065       2.52 - 2.84         379,811
     Growth Subaccount          2017       190,743       2.80 - 3.13         561,154
                                2016       405,584       2.27 - 2.61         966,014
                                2015       548,961       2.06 - 2.32       1,180,103
                                2014       679,702       2.12 - 2.36       1,500,040

  BHFTI JPMorgan Small Cap      2018       227,823       1.85 - 2.13         436,855
     Value Subaccount           2017       373,594       2.18 - 2.48         835,906
                                2016       269,682       2.13 - 2.40         592,084
                                2015       322,306       1.66 - 1.84         545,633
                                2014       454,477       1.81 - 2.03         841,084



                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI Brighthouse Small Cap   2018      1.02         0.35 - 1.50     (16.50) - (15.53)
     Value Subaccount           2017      0.94         0.35 - 1.50         10.04 - 11.31
                                2016      1.07         0.25 - 1.50         29.30 - 30.93
                                2015      0.10         0.25 - 1.50       (6.82) - (5.64)
                                2014      0.04         0.25 - 1.50           0.20 - 1.46

  BHFTI Brighthouse/Aberdeen    2018      3.16         0.45 - 1.50     (15.21) - (14.31)
     Emerging Markets Equity    2017      1.36         0.45 - 1.50         26.68 - 28.01
     Subaccount                 2016      1.26         0.25 - 1.50         10.17 - 11.55
                                2015      2.20         0.25 - 1.50     (14.95) - (13.87)
                                2014      1.24         0.25 - 1.50       (7.63) - (6.47)

  BHFTI Brighthouse/Wellington  2018      0.89         0.35 - 1.50       (7.70) - (6.62)
     Large Cap Research         2017      0.98         0.35 - 1.50         20.12 - 21.51
     Subaccount                 2016      2.31         0.35 - 1.50           6.68 - 7.92
                                2015      0.82         0.25 - 1.50           2.90 - 4.19
                                2014      0.82         0.25 - 1.50         11.93 - 13.34

  BHFTI Clarion Global Real     2018      6.13         0.35 - 1.50       (9.73) - (8.68)
     Estate Subaccount          2017      3.78         0.35 - 1.50          9.33 - 10.59
                                2016      2.39         0.25 - 1.50         (0.35) - 0.90
                                2015      3.99         0.35 - 1.50       (2.70) - (1.57)
                                2014      1.91         0.25 - 1.50         11.98 - 13.39

  BHFTI ClearBridge Aggressive  2018      0.81         0.45 - 1.50       (8.20) - (7.23)
     Growth Subaccount          2017      0.95         0.45 - 1.50         16.94 - 18.17
                                2016      0.66         0.25 - 1.50           1.45 - 2.73
                                2015      0.42         0.25 - 1.50       (5.24) - (4.05)
                                2014      0.01         0.25 - 1.50         12.60 - 13.55

  BHFTI Harris Oakmark          2018      1.92         0.35 - 1.50     (24.88) - (24.00)
     International Subaccount   2017      1.82         0.35 - 1.50         28.84 - 30.33
                                2016      2.38         0.25 - 1.50           6.81 - 8.16
                                2015      3.30         0.25 - 1.50       (5.74) - (4.55)
                                2014      2.72         0.25 - 1.50       (6.93) - (5.76)

  BHFTI Invesco Comstock        2018      0.62         0.35 - 1.50     (13.47) - (12.46)
     Subaccount                 2017      2.44         0.35 - 1.50         16.27 - 17.61
                                2016      2.49         0.25 - 1.50         15.55 - 17.00
                                2015      2.81         0.25 - 1.50       (7.37) - (6.21)
                                2014      0.98         0.25 - 1.50           7.68 - 9.04

  BHFTI Invesco Small Cap       2018        --         0.60 - 1.50      (10.14) - (9.32)
     Growth Subaccount          2017        --         0.60 - 1.50         23.74 - 24.86
                                2016        --         0.25 - 1.50         10.06 - 11.44
                                2015      0.15         0.35 - 1.50       (2.89) - (1.77)
                                2014        --         0.35 - 1.50           6.57 - 7.80

  BHFTI JPMorgan Small Cap      2018      1.29         0.45 - 1.50     (15.05) - (14.15)
     Value Subaccount           2017      1.54         0.45 - 1.50           2.09 - 3.16
                                2016      1.86         0.45 - 1.50         28.91 - 30.27
                                2015      1.43         0.45 - 1.50       (8.63) - (7.67)
                                2014      1.33         0.25 - 1.50           3.10 - 4.40



      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  BHFTI MFS(R) Research         2018       186,266       1.58 - 1.86         306,225
     International Subaccount   2017       215,215       1.87 - 2.17         416,409
                                2016       196,645       1.48 - 1.80         300,565
                                2015       267,946       1.51 - 1.82         422,498
                                2014       243,782       1.56 - 1.81         396,098

  BHFTI Oppenheimer Global      2018     6,214,228       1.37 - 1.46       8,625,408
     Equity Subaccount          2017     7,161,320       1.60 - 1.69      11,578,277
                                2016     8,907,295       1.19 - 2.63      10,665,394
                                2015    11,552,085       1.20 - 2.66      13,966,324
                                2014    14,855,801       1.17 - 1.20      17,481,464

  BHFTI PIMCO Inflation         2018       410,883       1.27 - 1.44         540,824
     Protected Bond Subaccount  2017       534,774       1.32 - 1.48         730,211
                                2016       840,705       1.29 - 1.49       1,130,632
                                2015     1,095,415       1.25 - 1.39       1,414,981
                                2014     2,293,990       1.30 - 1.47       3,116,387

  BHFTI PIMCO Total Return      2018     1,743,505       1.86 - 2.24       3,398,803
     Subaccount                 2017     1,916,955       1.89 - 2.25       3,798,697
                                2016     2,622,909       1.84 - 2.23       5,047,931
                                2015     3,909,510       1.82 - 2.18       7,407,869
                                2014     5,341,215       1.84 - 2.19      10,269,718

  BHFTI T. Rowe Price Large     2018     5,169,501       1.46 - 1.96       8,742,877
     Cap Value Subaccount       2017     5,993,113       1.62 - 2.17      11,262,560
                                2016     7,496,656       1.41 - 2.10      12,209,087
                                2015     9,226,186       1.23 - 1.81      13,163,926
                                2014    12,436,787       1.30 - 1.88      18,615,644

  BHFTI Victory Sycamore Mid    2018       432,051       1.82 - 2.16         816,045
     Cap Value Subaccount       2017       547,957       2.06 - 2.41       1,171,639
                                2016       642,208       1.91 - 2.24       1,284,365
                                2015       902,951       1.68 - 1.94       1,583,667
                                2014     1,568,292       1.87 - 2.14       3,041,669

  BHFTII BlackRock Bond         2018       560,718       1.87 - 2.35       1,101,763
     Income Subaccount          2017       896,839       1.91 - 2.37       1,834,866
                                2016     1,359,353       1.86 - 2.28       2,702,094
                                2015     1,498,715       1.83 - 2.22       2,921,615
                                2014     2,611,703       1.84 - 2.22       5,146,554

  BHFTII BlackRock Capital      2018     2,173,907       2.93 - 3.70       6,678,088
     Appreciation Subaccount    2017     2,348,926       2.91 - 3.63       7,119,220
                                2016     3,720,742       1.54 - 2.72       8,726,023
                                2015     4,117,454       1.55 - 2.73       9,759,581
                                2014     5,490,962       1.46 - 2.58      12,385,220

  BHFTII BlackRock              2018     5,463,272       1.06 - 1.32       6,181,970
     Ultra-Short Term Bond      2017    10,045,274       1.06 - 1.30      11,723,454
     Subaccount                 2016    11,009,357       1.07 - 1.30      12,760,659
                                2015    12,765,470       1.08 - 1.30      14,857,345
                                2014    14,102,094       1.10 - 1.31      16,372,449



                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI MFS(R) Research         2018      2.19         0.60 - 1.50     (15.28) - (14.51)
     International Subaccount   2017      1.77         0.60 - 1.50         26.25 - 27.39
                                2016      2.16         0.25 - 1.50       (2.35) - (1.12)
                                2015      2.74         0.25 - 1.50       (3.24) - (2.02)
                                2014      2.08         0.45 - 1.50       (8.33) - (7.37)

  BHFTI Oppenheimer Global      2018      1.06         0.35 - 1.50     (14.38) - (13.38)
     Equity Subaccount          2017      1.01         0.35 - 1.50         34.88 - 36.43
                                2016      1.03         0.25 - 1.50         (1.16) - 0.08
                                2015      1.02         0.25 - 1.50           2.47 - 3.76
                                2014      0.94         0.25 - 1.50           0.72 - 1.98

  BHFTI PIMCO Inflation         2018      1.90         0.60 - 1.50       (3.59) - (2.71)
     Protected Bond Subaccount  2017      1.86         0.60 - 1.50           2.26 - 3.19
                                2016        --         0.25 - 1.50           3.60 - 4.90
                                2015      6.26         0.45 - 1.50       (4.36) - (3.35)
                                2014      1.94         0.25 - 1.50           1.64 - 2.92

  BHFTI PIMCO Total Return      2018      1.34         0.35 - 1.50       (1.72) - (0.58)
     Subaccount                 2017      1.79         0.35 - 1.50           2.95 - 4.14
                                2016      2.61         0.25 - 1.50           1.08 - 2.35
                                2015      5.37         0.25 - 1.50       (1.48) - (0.24)
                                2014      2.47         0.25 - 1.50           2.64 - 3.93

  BHFTI T. Rowe Price Large     2018      1.80         0.25 - 1.50      (10.52) - (9.39)
     Cap Value Subaccount       2017      2.04         0.25 - 1.50         15.21 - 16.66
                                2016      2.89         0.25 - 1.50         14.22 - 15.77
                                2015      1.53         0.25 - 1.50       (5.02) - (3.73)
                                2014      1.17         0.25 - 1.50          9.17 - 13.00

  BHFTI Victory Sycamore Mid    2018      0.54         0.35 - 1.50     (11.49) - (10.46)
     Cap Value Subaccount       2017      0.86         0.35 - 1.50           7.85 - 9.09
                                2016      0.67         0.25 - 1.50         13.78 - 15.22
                                2015      0.46         0.25 - 1.50      (10.34) - (9.21)
                                2014      0.51         0.25 - 1.50           8.01 - 9.37

  BHFTII BlackRock Bond         2018      3.04         0.45 - 1.50       (1.85) - (0.81)
     Income Subaccount          2017      3.11         0.45 - 1.50           2.56 - 3.64
                                2016      3.19         0.25 - 1.50           1.59 - 2.86
                                2015      3.66         0.25 - 1.50         (0.90) - 0.34
                                2014      3.52         0.25 - 1.50           5.49 - 6.82

  BHFTII BlackRock Capital      2018      0.12         0.45 - 1.50           0.89 - 1.96
     Appreciation Subaccount    2017      0.11         0.45 - 1.50         31.94 - 33.33
                                2016        --         0.25 - 1.50       (1.40) - (0.16)
                                2015        --         0.25 - 1.50           4.70 - 6.01
                                2014      0.07         0.25 - 1.50           7.28 - 8.63

  BHFTII BlackRock              2018      0.74         0.15 - 1.50           0.15 - 1.51
     Ultra-Short Term Bond      2017      0.17         0.15 - 1.50         (0.76) - 0.59
     Subaccount                 2016      0.02         0.15 - 1.50         (1.29) - 0.05
                                2015        --         0.15 - 1.50       (1.49) - (0.15)
                                2014        --         0.15 - 1.50       (1.49) - (0.15)



      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  BHFTII Brighthouse Asset       2018       535,750       1.39 - 1.55         757,262
     Allocation 20 Subaccount    2017     1,342,338       1.45 - 1.61       1,981,626
                                 2016     1,805,635       1.37 - 1.57       2,535,180
                                 2015     2,275,719       1.33 - 1.45       3,102,756
                                 2014     3,084,359       1.36 - 1.52       4,280,099

  BHFTII Brighthouse Asset       2018     1,371,132       1.44 - 1.65       2,116,067
     Allocation 40 Subaccount    2017     1,539,949       1.53 - 1.73       2,498,531
                                 2016     1,933,039       1.41 - 1.57       2,854,698
                                 2015     2,793,075       1.35 - 1.49       3,909,030
                                 2014     3,335,347       1.38 - 1.54       4,756,107

  BHFTII Brighthouse Asset       2018     9,295,539       1.48 - 1.73      14,176,493
     Allocation 60 Subaccount    2017    12,154,232       1.60 - 1.85      19,991,649
                                 2016    13,974,923       1.41 - 1.62      20,333,319
                                 2015    16,518,457       1.34 - 1.51      22,707,494
                                 2014    19,358,259       1.38 - 1.54      27,292,009

  BHFTII Brighthouse Asset       2018     6,828,231       1.49 - 1.72      10,531,424
     Allocation 80 Subaccount    2017     8,613,169       1.65 - 1.88      14,607,696
                                 2016    12,190,205       1.40 - 1.59      17,591,094
                                 2015    13,589,820       1.32 - 1.47      18,400,385
                                 2014    17,432,135       1.36 - 1.52      24,275,174

  BHFTII Brighthouse/Wellington  2018       343,315       1.81 - 2.09         651,019
     Balanced Subaccount         2017       415,127       1.91 - 2.18         826,816
                                 2016       850,499       1.68 - 1.94       1,470,807
                                 2015     1,066,950       1.60 - 1.82       1,760,276
                                 2014     1,589,963       1.58 - 1.78       2,583,654

  BHFTII Brighthouse/Wellington  2018       865,342       1.99 - 2.47       1,812,393
     Core Equity Opportunities   2017     1,033,119       2.02 - 2.48       2,190,918
     Subaccount                  2016     1,505,982       1.72 - 2.09       2,708,162
                                 2015     1,675,558       1.63 - 1.96       2,837,028
                                 2014     2,279,208       1.62 - 1.92       3,808,781

  BHFTII Frontier Mid Cap        2018     2,989,069       1.16 - 1.40       3,598,246
     Growth Subaccount           2017     3,472,193       1.25 - 1.49       4,500,985
                                 2016     4,056,271       1.02 - 1.24       4,270,028
                                 2015     4,748,325       0.98 - 1.18       4,813,324
                                 2014     6,161,883       0.97 - 1.15       6,181,141

  BHFTII Jennison Growth         2018       715,203       1.87 - 2.34       1,428,162
     Subaccount                  2017       953,785       1.90 - 2.34       1,919,746
                                 2016     1,277,253       1.40 - 1.71       1,926,126
                                 2015     1,526,972       1.42 - 1.71       2,322,197
                                 2014     1,355,510       1.30 - 1.57       1,879,315

  BHFTII MetLife Aggregate       2018         5,623       1.67 - 1.88          10,205
     Bond Index Subaccount       2017         5,635       1.70 - 1.90          10,351
                                 2016         5,635       1.67 - 1.86          10,129
                                 2015        13,950       1.66 - 1.83          24,186
                                 2014        16,382       1.68 - 1.84          28,768



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTII Brighthouse Asset       2018      2.27         0.60 - 1.50      (4.07) - (3.20)
     Allocation 20 Subaccount    2017      2.09         0.60 - 1.50          5.34 - 6.29
                                 2016      3.16         0.25 - 1.50          2.97 - 4.27
                                 2015      1.90         0.60 - 1.50      (2.07) - (1.18)
                                 2014      3.95         0.25 - 1.50          2.92 - 4.21

  BHFTII Brighthouse Asset       2018      2.00         0.45 - 1.50      (5.83) - (4.83)
     Allocation 40 Subaccount    2017      2.12         0.45 - 1.50         9.00 - 10.15
                                 2016      3.70         0.45 - 1.50          4.51 - 5.61
                                 2015      0.28         0.45 - 1.50      (2.55) - (1.52)
                                 2014      2.99         0.25 - 1.50          3.36 - 4.66

  BHFTII Brighthouse Asset       2018      1.45         0.25 - 1.50      (7.53) - (6.36)
     Allocation 60 Subaccount    2017      1.76         0.25 - 1.50        13.03 - 14.45
                                 2016      3.07         0.25 - 1.50          5.51 - 6.84
                                 2015      0.54         0.25 - 1.50      (2.74) - (1.51)
                                 2014      2.18         0.25 - 1.50          3.49 - 4.79

  BHFTII Brighthouse Asset       2018      1.24         0.35 - 1.50      (9.49) - (8.43)
     Allocation 80 Subaccount    2017      1.59         0.35 - 1.50        17.39 - 18.75
                                 2016      2.90         0.35 - 1.50          6.53 - 7.76
                                 2015      0.34         0.35 - 1.50      (3.16) - (2.04)
                                 2014      1.72         0.25 - 1.50          3.66 - 4.96

  BHFTII Brighthouse/Wellington  2018      1.66         0.45 - 1.50      (5.20) - (4.20)
     Balanced Subaccount         2017      2.14         0.45 - 1.50        13.43 - 14.62
                                 2016      2.88         0.25 - 1.50          5.40 - 6.73
                                 2015      1.87         0.25 - 1.50          1.05 - 2.32
                                 2014      1.85         0.25 - 1.50         8.91 - 10.28

  BHFTII Brighthouse/Wellington  2018      1.80         0.45 - 1.50      (1.58) - (0.54)
     Core Equity Opportunities   2017      1.56         0.45 - 1.50        17.30 - 18.53
     Subaccount                  2016      1.76         0.25 - 1.50          5.75 - 7.08
                                 2015      1.85         0.25 - 1.50          0.87 - 2.14
                                 2014      0.76         0.25 - 1.50         8.99 - 10.36

  BHFTII Frontier Mid Cap        2018        --         0.45 - 1.50      (7.17) - (6.19)
     Growth Subaccount           2017        --         0.45 - 1.50        23.28 - 24.58
                                 2016        --         0.25 - 1.50          3.73 - 5.03
                                 2015        --         0.25 - 1.50          1.25 - 2.52
                                 2014        --         0.25 - 1.50         9.40 - 10.78

  BHFTII Jennison Growth         2018      0.34         0.25 - 1.50        (1.38) - 0.10
     Subaccount                  2017      0.31         0.25 - 1.50        34.96 - 36.98
                                 2016      0.30         0.25 - 1.50      (1.62) - (0.08)
                                 2015      0.27         0.25 - 1.50         8.89 - 10.51
                                 2014      0.27         0.25 - 1.50          7.12 - 8.78

  BHFTII MetLife Aggregate       2018      3.03         0.85 - 1.50      (1.67) - (1.02)
     Bond Index Subaccount       2017      2.92         0.85 - 1.50          1.73 - 2.39
                                 2016      2.56         0.85 - 1.50          0.83 - 1.48
                                 2015      2.88         0.85 - 1.50      (1.24) - (0.59)
                                 2014      3.00         0.85 - 1.50          4.23 - 4.91



      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                        -------------  ---------------  --------------
  BHFTII MetLife MSCI EAFE(R)     2018         18,836      1.04 - 1.17          20,198
     Index Subaccount             2017         18,845      1.23 - 1.37          23,791
                                  2016         18,845      1.00 - 1.11          19,303
                                  2015         31,611      1.00 - 1.10          33,398
                                  2014         32,494      1.02 - 1.13          35,069

  BHFTII MetLife Russell 2000(R)  2018         20,787      2.26 - 2.55          47,776
     Index Subaccount             2017         20,792      2.58 - 2.89          54,445
                                  2016         20,792      2.29 - 2.54          48,155
                                  2015         22,081      1.91 - 2.11          42,812
                                  2014         28,751      2.03 - 2.23          59,475

  BHFTII MetLife Stock Index      2018      3,947,658      2.11 - 2.54       8,630,465
     Subaccount                   2017      4,410,710      2.25 - 2.67      10,242,583
                                  2016      8,183,742      1.88 - 2.81      16,118,211
                                  2015      9,152,121      1.70 - 2.52      16,314,310
                                  2014     11,102,322      1.71 - 2.50      19,793,399

  BHFTII MFS(R) Total Return      2018      2,061,855      2.57 - 3.99       6,725,096
     Subaccount                   2017      2,709,663      2.74 - 4.25       9,521,417
                                  2016      3,784,790      2.27 - 3.80      12,131,414
                                  2015      4,877,849      2.09 - 3.51      14,291,415
                                  2014      7,016,620      2.10 - 3.53      21,143,454

  BHFTII MFS(R) Value             2018      1,932,410      2.46 - 2.91       4,914,861
     Subaccount                   2017      2,342,506      2.78 - 3.25       6,741,726
                                  2016      3,133,019      2.39 - 2.80       7,781,590
                                  2015      4,037,169      2.12 - 2.45       8,883,150
                                  2014      5,751,488      2.16 - 2.46      12,872,025

  BHFTII Neuberger Berman         2018        200,008      3.55 - 4.86         837,214
     Genesis Subaccount           2017        208,900      3.82 - 5.24         948,378
                                  2016        300,700      3.31 - 4.68       1,208,642
                                  2015        400,690      2.35 - 3.96       1,374,067
                                  2014        681,704      2.34 - 3.96       2,367,698

  BHFTII T. Rowe Price Large      2018      1,188,324      2.47 - 2.90       3,024,748
     Cap Growth Subaccount        2017      1,511,959      2.54 - 2.94       3,951,232
                                  2016      1,911,554      1.93 - 2.21       3,802,570
                                  2015      2,439,318      1.93 - 2.18       4,840,088
                                  2014      3,036,453      1.77 - 1.98       5,520,969

  BHFTII T. Rowe Price Small      2018      1,762,596      2.88 - 3.58       5,272,217
     Cap Growth Subaccount        2017      1,839,321      3.14 - 3.85       5,968,938
                                  2016      3,928,301      2.60 - 3.19      10,915,053
                                  2015      4,554,885      2.37 - 2.87      11,463,322
                                  2014      5,588,284      2.34 - 2.81      13,873,826

  BHFTII Western Asset            2018        840,550      1.77 - 2.12       1,586,781
     Management Strategic Bond    2017      1,208,839      1.86 - 2.22       2,419,531
     Opportunities Subaccount     2016      1,825,767      1.75 - 2.06       3,420,712
                                  2015          3,687      1.64 - 1.83           6,168
                                  2014          4,003      1.69 - 1.89           6,916



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII MetLife MSCI EAFE(R)     2018      3.01         0.85 - 1.50     (15.20) - (14.64)
     Index Subaccount             2017      2.68         0.85 - 1.50         23.05 - 23.85
                                  2016      3.15         0.85 - 1.50         (0.17) - 0.48
                                  2015      3.24         0.85 - 1.50       (2.56) - (1.93)
                                  2014      2.54         0.85 - 1.50       (7.40) - (6.80)

  BHFTII MetLife Russell 2000(R)  2018      1.11         0.85 - 1.50     (12.30) - (11.73)
     Index Subaccount             2017      1.20         0.85 - 1.50         12.97 - 13.70
                                  2016      1.41         0.85 - 1.50         19.48 - 20.26
                                  2015      1.21         0.85 - 1.50       (5.70) - (5.08)
                                  2014      1.07         0.85 - 1.50           3.48 - 4.15

  BHFTII MetLife Stock Index      2018      1.72         0.45 - 1.50       (6.03) - (5.03)
     Subaccount                   2017      1.80         0.45 - 1.50         19.74 - 20.99
                                  2016      1.99         0.25 - 1.50         10.01 - 11.39
                                  2015      1.76         0.25 - 1.50         (0.34) - 0.91
                                  2014      1.75         0.25 - 1.50         11.68 - 13.08

  BHFTII MFS(R) Total Return      2018      2.14         0.35 - 1.50       (7.17) - (6.09)
     Subaccount                   2017      2.44         0.35 - 1.50         10.56 - 11.83
                                  2016      2.82         0.25 - 1.50           7.35 - 8.70
                                  2015      2.48         0.25 - 1.50       (1.83) - (0.60)
                                  2014      2.29         0.25 - 1.50           6.80 - 8.15

  BHFTII MFS(R) Value             2018      1.46         0.35 - 1.50     (11.40) - (10.37)
     Subaccount                   2017      2.09         0.35 - 1.50         16.25 - 17.59
                                  2016      2.31         0.25 - 1.50         12.69 - 14.10
                                  2015      2.88         0.25 - 1.50       (1.64) - (0.40)
                                  2014      1.74         0.25 - 1.50          9.16 - 10.53

  BHFTII Neuberger Berman         2018      0.35         0.35 - 1.50       (8.10) - (7.03)
     Genesis Subaccount           2017      0.41         0.35 - 1.50         14.03 - 15.35
                                  2016      0.50         0.35 - 1.50         16.92 - 18.27
                                  2015      0.45         0.25 - 1.50         (0.92) - 0.33
                                  2014      0.42         0.25 - 1.50       (1.48) - (0.24)

  BHFTII T. Rowe Price Large      2018      0.19         0.25 - 1.50       (2.63) - (1.40)
     Cap Growth Subaccount        2017      0.08         0.25 - 1.50         31.50 - 33.14
                                  2016        --         0.25 - 1.50           0.02 - 1.28
                                  2015        --         0.25 - 1.50          8.87 - 10.24
                                  2014        --         0.25 - 1.50           7.21 - 8.55

  BHFTII T. Rowe Price Small      2018        --         0.45 - 1.50       (8.18) - (7.20)
     Cap Growth Subaccount        2017      0.08         0.45 - 1.50         20.72 - 21.99
                                  2016      0.03         0.25 - 1.50          9.82 - 11.20
                                  2015        --         0.25 - 1.50           0.94 - 2.21
                                  2014        --         0.25 - 1.50           5.06 - 6.38

  BHFTII Western Asset            2018      5.34         0.35 - 1.50       (5.24) - (4.14)
     Management Strategic Bond    2017      3.93         0.35 - 1.50           6.62 - 7.85
     Opportunities Subaccount     2016      2.42         0.25 - 1.50           4.14 - 5.02
                                  2015      4.74         0.85 - 1.50       (3.46) - (2.83)
                                  2014      8.39         0.85 - 1.50           3.72 - 4.40



      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  BHFTII Western Asset           2018     1,145,397       1.23 - 1.43       1,446,938
     Management U.S. Government  2017     1,521,076       1.23 - 1.42       1,919,191
     Subaccount                  2016     2,496,936       1.23 - 1.40       3,155,290
                                 2015     3,286,679       1.23 - 1.39       4,154,241
                                 2014     4,030,493       1.24 - 1.40       5,124,831

  Fidelity(R) VIP Contrafund     2018     1,602,062       2.71 - 3.96       4,594,168
     Subaccount                  2017     1,797,593       2.94 - 4.26       5,579,222
                                 2016     2,428,490       2.46 - 3.52       6,313,517
                                 2015     3,489,630       2.32 - 3.27       8,482,599
                                 2014     4,784,355       2.34 - 3.27      11,701,065

  Fidelity(R) VIP Mid Cap        2018     1,588,410       3.41 - 4.25       5,706,719
     Subaccount                  2017     1,855,777       4.06 - 5.00       7,950,675
                                 2016     2,697,086       3.42 - 4.16       9,737,513
                                 2015     3,250,677       3.10 - 3.73      10,596,474
                                 2014     4,311,456       3.20 - 4.08      14,460,534

  FTVIPT Franklin Small-Mid      2018       192,048       1.91 - 2.38         375,612
     Cap Growth VIP Subaccount   2017       254,982       2.05 - 2.52         533,745
                                 2016       478,628       1.71 - 2.08         866,632
                                 2015       619,129       1.67 - 1.91       1,084,157
                                 2014       784,198       1.74 - 2.01       1,423,316

  FTVIPT Templeton Developing    2018       378,067       2.80 - 3.31       1,112,939
     Markets VIP Subaccount      2017       413,681       3.38 - 3.94       1,461,554
                                 2016       614,688       2.44 - 2.90       1,571,987
                                 2015       939,956       2.11 - 2.48       2,075,125
                                 2014     1,269,343       2.67 - 3.09       3,527,960

  FTVIPT Templeton Foreign       2018       483,609       1.46 - 1.66         732,742
     VIP Subaccount              2017       641,037       1.75 - 1.98       1,175,107
                                 2016     1,083,041       1.52 - 1.76       1,732,084
                                 2015     1,360,427       1.44 - 1.67       2,053,777
                                 2014     1,863,055       1.57 - 1.79       3,033,417

  Janus Henderson Enterprise     2018     3,159,636       1.43 - 5.04       4,721,253
     Subaccount                  2017     3,727,241       1.46 - 5.09       5,682,200
                                 2016     4,773,522       1.17 - 4.02       5,847,945
                                 2015     5,659,374       1.05 - 3.60       6,266,976
                                 2014     7,977,612       1.03 - 3.48       8,635,546

  LMPET ClearBridge Small Cap    2018         6,495       2.26 - 2.54          15,126
     Value Subaccount            2017         6,564       2.93 - 3.26          19,764
                                 2016         6,564       2.69 - 2.98          18,119
                                 2015        12,708       2.19 - 2.41          28,510
                                 2014        14,989       2.47 - 2.70          37,653

  LMPIT Western Asset            2018       722,323       2.45 - 3.00       1,847,888
     Corporate Bond Subaccount   2017       839,423       2.58 - 3.13       2,263,094
                                 2016       917,406       2.11 - 3.03       2,353,752
                                 2015     1,173,335       2.06 - 2.82       2,826,163
                                 2014     1,418,432       1.99 - 2.85       3,507,744



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII Western Asset           2018      2.31         0.30 - 1.35         (0.39) - 0.67
     Management U.S. Government  2017      2.73         0.30 - 1.35           0.57 - 1.63
     Subaccount                  2016      2.75         0.30 - 1.35         (0.07) - 0.98
                                 2015      2.32         0.30 - 1.35         (0.78) - 0.27
                                 2014      1.93         0.20 - 1.35           1.43 - 2.61

  Fidelity(R) VIP Contrafund     2018      0.43         0.35 - 1.50       (8.04) - (6.97)
     Subaccount                  2017      0.74         0.35 - 1.50         19.78 - 21.16
                                 2016      0.53         0.25 - 1.50           6.13 - 7.46
                                 2015      0.71         0.25 - 1.50         (1.08) - 0.16
                                 2014      0.63         0.25 - 1.50          9.99 - 11.38

  Fidelity(R) VIP Mid Cap        2018      0.40         0.25 - 1.50     (16.05) - (14.99)
     Subaccount                  2017      0.45         0.25 - 1.50         18.75 - 20.24
                                 2016      0.29         0.25 - 1.50         10.26 - 11.64
                                 2015      0.22         0.25 - 1.50       (3.09) - (1.87)
                                 2014      0.02         0.25 - 1.50           4.45 - 5.77

  FTVIPT Franklin Small-Mid      2018        --         0.25 - 1.50       (6.79) - (5.61)
     Cap Growth VIP Subaccount   2017        --         0.25 - 1.50         19.60 - 21.10
                                 2016        --         0.25 - 1.50           2.62 - 3.91
                                 2015        --         0.60 - 1.50       (4.11) - (3.24)
                                 2014        --         0.45 - 1.50           5.87 - 6.99

  FTVIPT Templeton Developing    2018      0.87         0.45 - 1.50     (17.06) - (16.17)
     Markets VIP Subaccount      2017      1.04         0.45 - 1.50         38.33 - 39.78
                                 2016      0.85         0.25 - 1.50         15.69 - 17.15
                                 2015      2.11         0.25 - 1.50     (20.80) - (19.80)
                                 2014      1.51         0.25 - 1.50       (9.76) - (8.62)

  FTVIPT Templeton Foreign       2018      2.54         0.60 - 1.50     (16.71) - (15.95)
     VIP Subaccount              2017      2.68         0.60 - 1.50         14.96 - 16.00
                                 2016      2.03         0.35 - 1.50           5.58 - 6.80
                                 2015      3.24         0.25 - 1.50       (7.89) - (6.73)
                                 2014      1.96         0.25 - 1.50     (12.46) - (11.35)

  Janus Henderson Enterprise     2018      0.10         0.35 - 1.50       (2.15) - (1.01)
     Subaccount                  2017      0.14         0.35 - 1.50         25.20 - 26.64
                                 2016      0.02         0.25 - 1.50         10.43 - 11.82
                                 2015      0.50         0.25 - 1.50           2.22 - 3.51
                                 2014      0.03         0.25 - 1.50         10.57 - 11.96

  LMPET ClearBridge Small Cap    2018      0.22         0.85 - 1.50     (22.79) - (22.29)
     Value Subaccount            2017        --         0.85 - 1.50           8.90 - 9.61
                                 2016        --         0.85 - 1.50         22.56 - 23.36
                                 2015      0.01         0.85 - 1.50     (11.10) - (10.52)
                                 2014        --         0.85 - 1.50           0.19 - 0.85

  LMPIT Western Asset            2018      3.74         0.60 - 1.50       (5.10) - (4.24)
     Corporate Bond Subaccount   2017      3.49         0.60 - 1.50           5.60 - 6.55
                                 2016      3.84         0.25 - 1.50           6.37 - 7.70
                                 2015      4.12         0.25 - 1.50       (2.31) - (1.08)
                                 2014      3.94         0.25 - 1.50           6.53 - 7.87



      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------
  LMPVET ClearBridge Variable        2018       888,467       2.11 - 2.57       1,966,380
     Aggressive Growth Subaccount    2017     1,088,360       2.34 - 2.82       2,655,614
                                     2016     1,523,795       2.04 - 2.45       3,229,889
                                     2015     2,259,884       2.05 - 2.43       4,838,979
                                     2014     3,449,027       2.12 - 3.10       7,650,979

  LMPVET ClearBridge Variable        2018     1,661,725       2.82 - 3.49       4,926,890
     Appreciation Subaccount         2017     2,198,695       2.91 - 3.57       6,687,055
                                     2016     2,750,250       2.47 - 3.00       7,100,037
                                     2015     3,046,939       2.27 - 2.75       7,252,760
                                     2014     3,644,248       2.24 - 2.71       8,683,418

  LMPVET ClearBridge Variable        2018       451,480       2.38 - 2.86       1,105,917
     Dividend Strategy Subaccount    2017       598,212       2.54 - 3.03       1,555,656
                                     2016       779,625       2.17 - 2.55       1,745,480
                                     2015       987,970       1.91 - 2.23       1,963,503
                                     2014     1,158,018       2.03 - 2.41       2,433,150

  LMPVET ClearBridge Variable        2018       212,375       3.95 - 4.73         869,225
     Large Cap Growth Subaccount     2017       245,163       4.00 - 4.76       1,016,074
                                     2016       419,985       3.23 - 3.81       1,437,400
                                     2015       579,068       3.06 - 3.57       1,874,208
                                     2014       735,724       2.14 - 3.35       2,182,938

  LMPVET ClearBridge Variable        2018       260,625       2.71 - 3.25         727,205
     Large Cap Value Subaccount      2017       375,145       3.02 - 3.59       1,157,326
                                     2016       534,966       2.67 - 3.23       1,458,831
                                     2015       751,005       2.40 - 2.87       1,847,238
                                     2014     1,237,156       2.11 - 2.97       3,229,256

  LMPVET ClearBridge Variable        2018       286,215       2.96 - 4.66         927,926
     Small Cap Growth Subaccount     2017       360,160       2.91 - 4.52       1,126,053
                                     2016       434,444       2.38 - 3.65       1,100,269
                                     2015       694,679       2.28 - 3.46       1,678,186
                                     2014     1,347,622       2.42 - 3.68       3,477,803

  LMPVIT Western Asset               2018       403,832       2.44 - 3.03       1,046,387
     Variable Global High Yield      2017       497,682       2.58 - 3.16       1,346,147
     Bond Subaccount                 2016       549,511       2.41 - 2.92       1,387,791
                                     2015       690,313       2.11 - 2.54       1,526,598
                                     2014       860,674       2.28 - 2.71       2,055,879

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  LMPVET ClearBridge Variable        2018      0.59         0.45 - 1.50      (9.72) - (8.76)
     Aggressive Growth Subaccount    2017      0.44         0.45 - 1.50        14.56 - 15.77
                                     2016      0.58         0.25 - 1.50        (0.30) - 0.95
                                     2015      0.30         0.25 - 1.50      (3.20) - (1.98)
                                     2014      0.16         0.25 - 1.50        18.60 - 20.09

  LMPVET ClearBridge Variable        2018      1.20         0.45 - 1.50      (3.21) - (2.18)
     Appreciation Subaccount         2017      1.12         0.45 - 1.50        17.77 - 19.01
                                     2016      1.26         0.25 - 1.50          8.13 - 9.49
                                     2015      1.13         0.25 - 1.50          0.09 - 1.35
                                     2014      1.09         0.25 - 1.50         9.34 - 10.72

  LMPVET ClearBridge Variable        2018      1.34         0.60 - 1.50      (6.28) - (5.43)
     Dividend Strategy Subaccount    2017      1.37         0.60 - 1.50        17.41 - 18.46
                                     2016      1.52         0.25 - 1.50        13.28 - 14.70
                                     2015      1.75         0.25 - 1.50      (5.73) - (4.54)
                                     2014      2.13         0.25 - 1.50        11.92 - 13.33

  LMPVET ClearBridge Variable        2018      0.29         0.60 - 1.50      (1.48) - (0.59)
     Large Cap Growth Subaccount     2017      0.17         0.60 - 1.50        23.90 - 25.01
                                     2016      0.49         0.60 - 1.50          5.79 - 6.75
                                     2015      0.44         0.60 - 1.50          8.16 - 9.13
                                     2014      0.48         0.25 - 1.50        12.29 - 13.71

  LMPVET ClearBridge Variable        2018      1.43         0.60 - 1.50     (10.24) - (9.42)
     Large Cap Value Subaccount      2017      1.17         0.60 - 1.50        13.13 - 14.15
                                     2016      1.49         0.35 - 1.50        11.32 - 12.61
                                     2015      1.16         0.35 - 1.50      (4.31) - (3.21)
                                     2014      1.44         0.25 - 1.50        10.05 - 11.43

  LMPVET ClearBridge Variable        2018        --         0.35 - 1.50          1.89 - 3.07
     Small Cap Growth Subaccount     2017        --         0.35 - 1.50        22.42 - 23.83
                                     2016        --         0.35 - 1.50          4.23 - 5.43
                                     2015        --         0.35 - 1.50      (5.80) - (4.71)
                                     2014        --         0.25 - 1.50          2.53 - 3.82

  LMPVIT Western Asset               2018      4.97         0.35 - 1.50      (5.36) - (4.26)
     Variable Global High Yield      2017      5.05         0.35 - 1.50          7.04 - 8.27
     Bond Subaccount                 2016      6.00         0.25 - 1.50        13.88 - 15.32
                                     2015      5.80         0.25 - 1.50      (7.24) - (6.07)
                                     2014      5.67         0.25 - 1.50      (2.62) - (1.40)

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31
                                    ----------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                        UNITS        HIGHEST ($)      ASSETS ($)
                                    ------------  ----------------  --------------
  TAP 1919 Variable Socially  2018     1,725,263       1.95 - 2.28       3,707,540
     Responsive Balanced      2017     1,780,946       2.00 - 2.31       3,898,612
     Subaccount               2016     1,857,673       1.74 - 1.99       3,511,722
                              2015     1,947,009       1.66 - 1.88       3,494,091
                              2014     2,186,274       1.72 - 1.94       4,015,528

                                              FOR THE YEAR ENDED DECEMBER 31
                                    -------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                       INCOME          LOWEST TO         LOWEST TO
                                      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    -------------  ----------------  ----------------
  TAP 1919 Variable Socially  2018      1.01         0.45 - 1.50      (2.42) - (1.39)
     Responsive Balanced      2017      1.04         0.45 - 1.50        15.01 - 16.22
     Subaccount               2016      0.93         0.45 - 1.50          4.65 - 5.76
                              2015      1.21         0.45 - 1.50      (3.18) - (2.16)
                              2014      0.85         0.35 - 1.50          7.68 - 8.92

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Subaccount invests.

2 These amounts represent annualized contract expenses of the applicable
  Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31, 2018, 2017 and
  2016:
 Consolidated Balance Sheets...........................................................................    3
 Consolidated Statements of Operations.................................................................    4
 Consolidated Statements of Comprehensive Income (Loss)................................................    5
 Consolidated Statements of Equity.....................................................................    6
 Consolidated Statements of Cash Flows.................................................................    7
Notes to the Consolidated Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..............    9
 Note 2 -- Segment Information.........................................................................    21
 Note 3 -- Organizational Changes......................................................................    25
 Note 4 -- Insurance...................................................................................    26
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.........    31
 Note 6 -- Reinsurance.................................................................................    32
 Note 7 -- Investments.................................................................................    37
 Note 8 -- Derivatives.................................................................................    48
 Note 9 -- Fair Value..................................................................................    59
 Note 10 -- Long-term Debt.............................................................................    69
 Note 11 -- Equity.....................................................................................    70
 Note 12 -- Other Revenues and Other Expenses..........................................................    75
 Note 13 -- Income Tax.................................................................................    76
 Note 14 -- Contingencies, Commitments and Guarantees..................................................    79
 Note 15 -- Related Party Transactions.................................................................    81
 Note 16 -- Subsequent Events..........................................................................    82
Financial Statement Schedules at December 31, 2018 and 2017 and for the Years Ended December 31, 2018,
  2017 and 2016:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties........    83
 Schedule II -- Condensed Financial Information (Parent Company Only)..................................    84
 Schedule III -- Consolidated Supplementary Insurance Information......................................    89
 Schedule IV -- Consolidated Reinsurance...............................................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 5, 2019

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                                2018       2017
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $59,672 and $58,599, respectively).......................................................  $ 61,348   $ 63,333
Equity securities, at estimated fair value................................................       140        161
Mortgage loans (net of valuation allowances of $56 and $46, respectively).................    13,596     10,640
Policy loans..............................................................................     1,001      1,106
Real estate joint ventures................................................................       451        433
Other limited partnership interests.......................................................     1,839      1,667
Short-term investments, principally at estimated fair value...............................        --        269
Other invested assets, principally at estimated fair value................................     3,037      2,519
                                                                                           ---------  ---------
   Total investments......................................................................    81,412     80,128
Cash and cash equivalents.................................................................     3,494      1,363
Accrued investment income.................................................................       704        575
Premiums, reinsurance and other receivables...............................................    13,113     12,918
Deferred policy acquisition costs and value of business acquired..........................     5,086      5,623
Current income tax recoverable............................................................         1        735
Other assets..............................................................................       509        547
Separate account assets...................................................................    91,511    110,156
                                                                                           ---------  ---------
     Total assets.........................................................................  $195,830   $212,045
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 35,588   $ 35,715
Policyholder account balances.............................................................    39,330     37,069
Other policy-related balances.............................................................     2,728      2,720
Payables for collateral under securities loaned and other transactions....................     5,047      4,158
Long-term debt............................................................................       434         46
Current income tax payable................................................................         2         --
Deferred income tax liability.............................................................       944        894
Other liabilities.........................................................................     3,455      4,419
Separate account liabilities..............................................................    91,511    110,156
                                                                                           ---------  ---------
   Total liabilities......................................................................   179,039    195,177
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,090)    (4,132)
Accumulated other comprehensive income (loss).............................................       718      1,837
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    16,776     16,853
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    16,791     16,868
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $195,830   $212,045
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                              2018     2017     2016
                                                                                           -------  -------  -------
Revenues
Premiums..................................................................................  $  869  $   828  $ 1,180
Universal life and investment-type product policy fees....................................   3,190    3,156    3,097
Net investment income.....................................................................   3,235    2,973    3,111
Other revenues............................................................................     287      336      709
Net investment gains (losses).............................................................    (204)     (27)     (67)
Net derivative gains (losses).............................................................     745   (1,468)  (5,770)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   8,122    5,798    2,260
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,180    3,594    3,738
Interest credited to policyholder account balances........................................   1,047    1,076    1,131
Amortization of deferred policy acquisition costs and value of business acquired..........   1,011      916     (225)
Other expenses............................................................................   1,763    1,833    2,081
                                                                                           -------  -------  -------
 Total expenses...........................................................................   7,001    7,419    6,725
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................   1,121   (1,621)  (4,465)
Provision for income tax expense (benefit)................................................     153     (738)  (1,690)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................     968     (883)  (2,775)
Less: Net income (loss) attributable to noncontrolling interests..........................       1       --       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  967  $  (883) $(2,775)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                   2018     2017     2016
                                                                                                -------  -------  -------
Net income (loss).............................................................................. $   968    $(883) $(2,775)
Other comprehensive income (loss):.............................................................
Unrealized investment gains (losses), net of related offsets...................................  (1,355)     590     (535)
Unrealized gains (losses) on derivatives.......................................................      22     (166)      27
Foreign currency translation adjustments.......................................................      (4)       9       (3)
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................  (1,337)     433     (511)
Income tax (expense) benefit related to items of other comprehensive income (loss).............     297      156      165
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................  (1,040)     589     (346)
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................     (72)    (294)  (3,121)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1       --       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................ $   (73)   $(294) $(3,121)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2015........      $75      $16,850     $   117        $ 1,594         $18,636             $--   $18,636
Capital contributions from MetLife,
 Inc................................                 1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc......                    --        (261)                          (261)                     (261)
Return of capital...................                   (26)                                       (26)                      (26)
Net income (loss)...................                            (2,775)            --          (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax..................                                             (346)           (346)                     (346)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........       75       18,461      (2,919)         1,248          16,865              --    16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax (Note 1).........                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........      $75      $19,073     $(3,090)       $   718         $16,776             $15   $16,791
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                        2018      2017      2016
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    968  $   (883) $ (2,775)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       14        25        56
  Amortization of premiums and accretion of discounts associated with investments, net.............     (259)     (271)     (231)
  (Gains) losses on investments, net...............................................................      204        27        67
  (Gains) losses on derivatives, net...............................................................     (102)    3,084     6,998
  (Income) loss from equity method investments, net of dividends and distributions.................      (66)      (50)       26
  Interest credited to policyholder account balances...............................................    1,047     1,076     1,131
  Universal life and investment-type product policy fees...........................................   (3,190)   (3,156)   (3,097)
  Goodwill impairment..............................................................................       --        --       381
  Change in accrued investment income..............................................................     (177)      (80)      (35)
  Change in premiums, reinsurance and other receivables............................................     (224)       55        45
  Change in deferred policy acquisition costs and value of business acquired, net..................      689       660      (555)
  Change in income tax.............................................................................    1,111        --    (1,830)
  Change in other assets...........................................................................    2,063     2,176     2,152
  Change in future policy benefits and other policy-related balances...............................    1,386     1,522     2,404
  Change in other liabilities......................................................................       94      (314)     (590)
  Other, net.......................................................................................       63        75       (16)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    3,621     3,946     4,131
                                                                                                    --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................   15,621    16,409    45,460
  Equity securities................................................................................       22        97       224
  Mortgage loans...................................................................................      793       761     1,560
  Real estate joint ventures.......................................................................       87        77       446
  Other limited partnership interests..............................................................      187       262       417
Purchases of:
  Fixed maturity securities........................................................................  (16,427)  (17,811)  (39,097)
  Equity securities................................................................................       (2)       (2)      (58)
  Mortgage loans...................................................................................   (3,890)   (2,044)   (2,847)
  Real estate joint ventures.......................................................................      (31)     (268)      (75)
  Other limited partnership interests..............................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives..........................................    1,802     1,859       707
Cash paid in connection with freestanding derivatives..............................................   (2,938)   (3,829)   (2,764)
Issuance of loan to affiliate......................................................................       (2)       --        --
Sale of operating joint venture interest to a former affiliate.....................................       --        42        --
Receipts on loans to a former affiliate............................................................       --        --        50
Net change in policy loans.........................................................................      105       (14)      109
Net change in short-term investments...............................................................      269     1,057       596
Net change in other invested assets................................................................      (17)      (16)        7
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................ $ (4,748) $ (3,683) $  4,532
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                     2018      2017      2016
                                                                                 --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.......................................................................  $ 5,899   $ 4,381  $ 10,040
 Withdrawals....................................................................   (3,400)   (3,114)  (12,292)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      889    (3,139)   (3,251)
Long-term debt issued...........................................................      228        --        --
Long-term debt repaid...........................................................       (9)      (13)      (26)
Returns of capital..............................................................       --    (3,425)       --
Capital contributions...........................................................       --     1,300     1,688
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................       --       202        --
Dividend paid to MetLife, Inc...................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (303)     (149)   (1,011)
Other, net......................................................................      (46)       --        --
                                                                                 --------  --------  --------
Net cash provided by (used in) financing activities.............................    3,258    (3,957)   (5,113)
                                                                                 --------  --------  --------
Change in cash, cash equivalents and restricted cash............................    2,131    (3,694)    3,550
Cash, cash equivalents and restricted cash, beginning of year...................    1,363     5,057     1,507
                                                                                 --------  --------  --------
Cash, cash equivalents and restricted cash, end of year.........................  $ 3,494   $ 1,363  $  5,057
                                                                                 ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest.......................................................................  $     3   $    81  $    130
                                                                                 ========  ========  ========
 Income tax.....................................................................  $  (891)  $  (684) $    150
                                                                                 ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates...................  $    --   $    --  $  4,030
                                                                                 ========  ========  ========
 Transfer of mortgage loans from former affiliates..............................  $    --   $    --  $    662
                                                                                 ========  ========  ========
 Transfer of short-term investments from former affiliates......................  $    --   $    --  $     94
                                                                                 ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.....................  $    --   $   293  $    346
                                                                                 ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance
   transactions.................................................................  $    --   $    --  $    676
                                                                                 ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance
   transactions.................................................................  $    --   $   293  $     --
                                                                                 ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("Brighthouse Holdings"), which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation".) Until the completion of the Separation on August 4, 2017, Brighthouse Financial, Inc. ("BHF," together with its subsidiaries and affiliates, "Brighthouse Financial") was a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include Brighthouse Life Insurance Company and certain affiliates in the separated business. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings to BHF, resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of BHF. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 80.8% of MetLife, Inc.'s interest in BHF, to holders of MetLife, Inc. common stock.

   On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Additionally, effective January 1, 2018 the Company recorded an increase to other liabilities of $46 million, a decrease to deferred tax liabilities of $22 million, a decrease to accumulated other comprehensive income ("AOCI") of $64 million, and an increase to retained earnings (deficit) of $40 million, to reflect an adjustment, net of tax, to prior year accretion of certain investments in redeemable preferred stock.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term, whole-life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      See "--Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     See Note 5 for additional information on DAC and VOBA.

     The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, the difference, if any, between the amounts paid or received, and the liabilities ceded or assumed related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs") and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See
  Note 4 for additional details of guarantees accounted for as insurance liabilities.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked annuities

     The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the account value is accreted up to the initial deposit over the estimated life of the contract.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income. In connection with changes in its variable annuity hedging strategy, the Company discontinued presenting changes in the estimated fair value of the derivatives in future policy benefits in 2018.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable and indexed-linked annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated and measured at fair value, separately from the host contract. The Company bifurcates embedded derivatives when a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and the underlying contract is not already measured at estimated fair value with changes recorded in earnings.

      See "-- Variable Annuity Guarantees", "-- Index-Linked Annuities" and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, limited deductibility of interest expense, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act were effective as of January 1, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In December 2017, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. The Company completed its accounting for the tax effects of the Tax Act as of December 31, 2018.

     The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in AOCI. The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted statutory tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2018 did not have a material impact on its consolidated financial statements. ASUs adopted as of December 31, 2018 are summarized in the table below.

Standard                             Description                  Effective Date       Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial  The new guidance changes the current   January 1, 2018       The Company 1) reclassified net
Instruments - Overall:  accounting guidance related to         using the modified    unrealized gains related to equity
Recognition and         (i) the classification and             retrospective method  securities previously classified as
Measurement of          measurement of certain equity                                AFS from AOCI to retained
Financial Assets and    investments, (ii) the presentation of                        earnings (deficit) and 2) increased
Financial               changes in the fair value of                                 the carrying value of equity
Liabilities             financial liabilities measured under                         investments previously accounted
                        the fair value option that are due to                        for under the cost method to
                        instrument-specific credit risk, and                         estimated fair value. The
                        (iii) certain disclosures associated                         cumulative effect of the adoption
                        with the fair value of financial                             is a net increase to retained
                        instruments. Additionally, there will                        earnings (deficit) of $38 million
                        no longer be a requirement to assess                         and a net decrease of $15 million
                        equity securities for impairment                             to AOCI, after taxes.
                        since such securities will be
                        measured at fair value through net
                        income.
-------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue     For those contracts that are           January 1, 2018       The adoption did not have an
from Contracts with     impacted, the guidance will require    using the modified    impact on the Company's
Customers (Topic 606)   an entity to recognize revenue upon    retrospective method  financial statements other than
                        the transfer of promised goods or                            expanded disclosures in Note 12.
                        services to customers in an amount
                        that reflects the consideration to
                        which the entity expects to be
                        entitled, in exchange for those goods
                        or services.
-------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   ASUs issued but not yet adopted as of December 31, 2018 are summarized in the table below.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,             The amendments to Topic 350 require the          January 1, 2020      The Company is currently
Intangibles- Goodwill    capitalization of certain implementation costs   using the            evaluating the impact of this
and Other-Internal-Use   incurred in a cloud computing arrangement that   prospective method   guidance on its financial
Software (Subtopic 350-  is a service contract. The requirements align    or retrospective     statements.
40): Customer's          with the existing requirements to capitalize     method (with early
Accounting for           implementation costs incurred to develop or      adoption permitted)
Implementation Costs     obtain internal-use software.
Incurred in a Cloud
Computing Arrangement
That Is a Service
Contract
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial   The amendments to Topic 944 will result in       January 1, 2021      The Company is in the early
Services -Insurance      significant changes to the accounting for        using a modified     stages of evaluating the new
(Topic 944): Targeted    long-duration insurance contracts. These         retrospective        guidance and therefore is unable
Improvements to the      changes (1) require all guarantees that qualify  method for the new   to estimate the impact to its
Accounting for Long-     as market risk benefits to be measured at fair   market risk benefit  financial statements. The most
Duration Contracts       value, (2) require more frequent updating of     guidance and         significant impact will be the
                         assumptions and modify existing discount rate    prospective          requirement to measure all
                         requirements for certain insurance liabilities,  methods for the      variable annuity guarantees at
                         (3) modify the methods of amortization for       increased            fair value.
                         deferred acquisition costs, and (4) require new  frequency of qualitative and quantitative disclosures around  updating
                         insurance contract asset and liability balances  assumptions, the and the judgments, assumptions and methods used  new discount rate
                         to measure those balances.                       requirements and
                                                                          DAC amortization
                                                                          changes. Early
                                                                          adoption is
                                                                          permitted
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,             The amendments to Topic 815 (i) refine and       January 1, 2019      The Company does not expect a
Derivatives and Hedging  expand the criteria for achieving hedge          using modified       material impact on its financial
(Topic 815): Targeted    accounting on certain hedging strategies,        retrospective        statements from adoption of the
Improvements to          (ii) require the earnings effect of the hedging  method (with early   new guidance.
Accounting for Hedging   instrument be presented in the same line item    adoption permitted)
Activities               in which the earnings effect of the hedged item
                         is reported, and (iii) eliminate the
                         requirement to separately measure and report
                         hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial   The amendments to Topic 326 replace the          January 1, 2020      The Company is currently
Instruments - Credit     incurred loss impairment methodology for         using the modified   evaluating the impact of this
Losses (Topic 326):      certain financial instruments with one that      retrospective        guidance on its financial
Measurement of Credit    reflects expected credit losses based on         method (with early   statements. The Company
Losses on Financial      historical loss information, current             adoption permitted   expects the most significant
Instruments              conditions, and reasonable and supportable       beginning            impacts to be earlier recognition
                         forecasts. The new guidance also requires that   January 1, 2019)     of impairments on mortgage loan
                         an OTTI on a debt security will be recognized                         investments.
                         as an allowance going forward, such that
                         improvements in expected future cash flows
                         after an impairment will no longer be reflected
                         as a prospective yield adjustment through net
                         investment income, but rather a reversal of the
                         previous impairment and recognized through
                         realized investment gains and losses.
---------------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long term care and workers compensation business reinsured through 100% quota share reinsurance agreements, and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding (i) the impact of market volatility, which could distort trends, and (ii) businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Beginning in the first quarter of 2018, the Company changed the methodology for how capital is allocated to segments and, in some cases, products (the "Portfolio Realignment"). Segment investment and capitalization targets are now based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Previously, invested assets held in the segments were based on net GAAP liabilities. Excess capital was retained in Corporate & Other and allocated to segments based on an internally developed statistics based capital model intended to capture the material risks to which the Company was exposed (referred to as "allocated equity"). Surplus assets in excess of the combined allocations to the segments were held in Corporate & Other with net investment income being credited back to the segments at a predetermined rate. Any excess or shortfall in net investment income from surplus assets was recognized in Corporate & Other.

   The Portfolio Realignment had no effect on the Company's consolidated net income (loss) attributable to Brighthouse Life Insurance Company or adjusted earnings, but it did impact segment results for the year ended December 31, 2018. It was not practicable to determine the impact of the Portfolio Realignment to adjusted earnings in prior periods; however, the Company estimates that pre-tax adjusted earnings in the Life segment for the year ended December 31, 2018 increased between $80 million and $100 million as a result of the change, with most of the offsetting impact in the Run-off segment. Impacts to the Annuities segment and Corporate & Other would not have been significantly different under the previous allocation method.

   In addition, the total assets recognized in the segments changed as a result of the Portfolio Realignment. Total assets (on a book value basis) in the Annuities and Life segments increased approximately $2 billion and approximately $3 billion, respectively, under the new allocation method. The Run-off segment and Corporate & Other experienced decreases in total assets of approximately $3 billion and approximately $2 billion, respectively, as a result of the Portfolio Realignment.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                           Operating Results
                                                                         -----------------------------------------------------

                                                                                                         Corporate
                                                                         Annuities    Life     Run-off    & Other        Total
Year Ended December 31, 2018                                             ---------- -------- ----------  ---------  ----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................... $    1,179 $    211 $      (58) $    (229)     $1,103
Provision for income tax expense (benefit)..............................        201       43        (14)       (73)        157
                                                                         ---------- -------- ----------  ---------  ----------
Post-tax adjusted earnings..............................................        978      168        (44)      (156)        946
Less: Net income (loss) attributable to noncontrolling interests........         --       --         --          1           1
                                                                         ---------- -------- ----------  ---------  ----------
 Adjusted earnings...................................................... $      978 $    168 $      (44) $    (157)        945
                                                                         ========== ======== ==========  =========
Adjustments for:
Net investment gains (losses)...........................................                                                  (204)
Net derivative gains (losses)...........................................                                                   745
Other adjustments to net income.........................................                                                  (523)
Provision for income tax (expense) benefit..............................                                                     4
                                                                                                                    ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                                $  967
                                                                                                                    ==========
Interest revenue........................................................ $    1,523 $    373 $    1,309  $      44
Interest expense........................................................ $       -- $     -- $       --  $       6

                                                                                                         Corporate &
 Balance at December 31, 2018                                            Annuities    Life     Run-off      Other      Total
-----------------------------------------------------------------------  ---------- --------- ---------- ----------- ----------
                                                                                             (In millions)
 Total assets........................................................... $  137,079 $  14,928 $   32,390  $   11,433 $  195,830
 Separate account assets................................................ $   88,138 $   1,732 $    1,641  $       -- $   91,511
 Separate account liabilities........................................... $   88,138 $   1,732 $    1,641  $       -- $   91,511

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2017                                            Annuities   Life   Run-off    & Other        Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,230 $   (68) $  (466)     $  (114)  $    582
 Provision for income tax expense (benefit).............................       323     (30)    (172)         338        459
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................       907     (38)    (294)        (452)       123
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $    907 $   (38) $  (294)     $  (452)       123
                                                                          ======== =======  =======      =======
 Adjustments for:
 Net investment gains (losses)..........................................                                                (27)
 Net derivative gains (losses)..........................................                                             (1,468)
 Other adjustments to net income........................................                                               (708)
 Provision for income tax (expense) benefit.............................                                              1,197
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $   (883)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,263 $   300  $ 1,399      $   142
 Interest expense.......................................................  $     -- $    (4) $    23      $    39

                                                                                                     Corporate &
 Balance at December 31, 2017                                            Annuities   Life   Run-off     Other       Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Total assets...........................................................  $149,920 $13,044  $36,719      $12,362   $212,045
 Separate account assets................................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156
 Separate account liabilities...........................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156

                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2016                                            Annuities   Life   Run-off    & Other      Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,494 $     6  $  (249)     $    23   $  1,274
 Provision for income tax expense (benefit).............................       441      --      (90)         (10)       341
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................     1,053       6     (159)          33        933
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $  1,053 $     6  $  (159)     $    33        933
                                                                          ======== =======  =======  ===========
 Adjustments for:
 Net investment gains (losses)..........................................                                                (67)
 Net derivative gains (losses)..........................................                                             (5,770)
 Other adjustments to net income........................................                                                 98
 Provision for income tax (expense) benefit.............................                                              2,031
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $ (2,775)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,446 $   351  $ 1,411      $   197
 Interest expense.......................................................  $     -- $    --  $    60      $    67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2018         2017          2016
                                                                       ------------ ------------  ------------
                                                                                    (In millions)
Annuities............................................................. $      3,921 $      3,721  $      4,423
Life..................................................................        1,160        1,036         1,036
Run-off...............................................................        2,112        2,148         2,313
Corporate & Other.....................................................          147          250           338
Adjustments...........................................................          782       (1,357)       (5,850)
                                                                       ------------ ------------  ------------
 Total................................................................ $      8,122 $      5,798  $      2,260
                                                                       ============ ============  ============

     The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2018         2017         2016
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,662 $      2,729 $      3,411
Life insurance products...............................................        1,677        1,587        1,552
Other products........................................................            7            4           23
                                                                       ------------ ------------ ------------
 Total................................................................ $      4,346 $      4,320 $      4,986
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

   . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

3. Organizational Changes (continued)


   . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

   . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2018          2017
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      37,266 $      34,143
Life..................................................................         7,336         7,057
Run-off...............................................................        25,447        26,770
Corporate & Other.....................................................         7,597         7,534
                                                                       ------------- -------------
 Total................................................................ $      77,646 $      75,504
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole-life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole-life insurance uses an interest assumption based upon non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole-life insurance represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively, and 38%, 38% and 42% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

   The liability for future policyholder benefits for long-term disability (included in the Life segment) and long-term care insurance (included in the Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%. Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 7%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                             Universal and
                                                                Variable
                                Variable Annuity Contracts   Life Contracts
                               ----------------------------  --------------
                                                               Secondary
                                   GMDBs          GMIBs        Guarantees         Total
                               ------------  --------------  --------------  --------------
                                                       (In millions)
Direct
Balance at January 1, 2016.... $        831  $        1,872  $        2,787  $        5,490
Incurred guaranteed benefits..          335             334             753           1,422
Paid guaranteed benefits......          (60)             --              --             (60)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,106           2,206           3,540           6,852
Incurred guaranteed benefits..          367             344             692           1,403
Paid guaranteed benefits......          (57)             --              --             (57)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,416           2,550           4,232           8,198
Incurred guaranteed benefits..          183             358             483           1,024
Paid guaranteed benefits......          (56)             --              --             (56)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,543  $        2,908  $        4,715  $        9,166
                               ============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2016.... $        (34) $          (28) $        1,007  $          945
Incurred guaranteed benefits..           44               9              98             151
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..          (45)            (19)          1,105           1,041
Incurred guaranteed benefits..           94             (28)           (159)            (93)
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..           (6)            (47)            946             893
Incurred guaranteed benefits..           48              (3)             18              63
Paid guaranteed benefits......          (54)             --              --             (54)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $        (12) $          (50) $          964  $          902
                               ============  ==============  ==============  ==============
Net
Balance at January 1, 2016.... $        865  $        1,900  $        1,780  $        4,545
Incurred guaranteed benefits..          291             325             655           1,271
Paid guaranteed benefits......           (5)             --              --              (5)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,151           2,225           2,435           5,811
Incurred guaranteed benefits..          273             372             851           1,496
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,422           2,597           3,286           7,305
Incurred guaranteed benefits..          135             361             465             961
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,555  $        2,958  $        3,751  $        8,264
                               ============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2018                                     2017
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................      $    92,794         $    53,330         $    105,061         $    59,691
Separate account value....................      $    88,065         $    52,225         $    100,043         $    58,511
Net amount at risk........................      $    10,945 (4)     $     3,903 (5)     $      5,200 (4)     $     2,330 (5)
Average attained age of contract holders..         69 years            68 years             68 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2018          2017
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       6,099 $       6,244
      Net amount at risk (6).................. $      73,131 $      75,304
      Average attained age of policyholders...      65 years      64 years

      Variable Life Contracts
      Total account value (3)................. $         954 $       1,021
      Net amount at risk (6).................. $      13,040 $      13,848
      Average attained age of policyholders...      45 years      44 years

-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  ----------------------------
                                      2018           2017
                                  ------------- --------------
                                         (In millions)
                 Fund Groupings:
                 Balanced........ $      58,258 $       54,729
                 Equity..........        22,292         43,685
                 Bond............         7,592          6,082
                 Money Market....            17            605
                                  ------------- --------------
                   Total......... $      88,159 $      105,101
                                  ============= ==============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $0, $0 and $1.4 billion, respectively, and repaid $6 million, $6 million and $3.4 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $136 million and $141 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Atlanta and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2018 and 2017 were $64 million and $71 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both December 31, 2018 and 2017 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      5,015  $      5,667  $      5,066
Capitalizations.......................................................          319           256           330
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......         (370)          127         1,371
Other expenses........................................................         (535)         (958)       (1,076)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (905)         (831)          295
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           89           (77)          (24)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,518         5,015         5,667
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          608           672           711
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......           (1)           (9)            2
Other expenses........................................................         (105)          (76)          (72)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (106)          (85)          (70)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           66            21            31
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          568           608           672
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      5,086  $      5,623  $      6,339
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2018         2017
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,357 $      4,819
Life..................................................................          613          671
Run-off...............................................................            5            5
Corporate & Other.....................................................          111          128
                                                                       ------------ ------------
 Total................................................................ $      5,086 $      5,623
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      411  $      432  $      515
Capitalization........................................................          2           2           3
Amortization..........................................................        (39)        (12)        (83)
Unrealized investment gains (losses)..................................         17         (11)         (3)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      391  $      411  $      432
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $      105  $      120  $      136
Amortization..........................................................        (14)        (15)        (16)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       91  $      105  $      120
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      169  $      155  $      140
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2019.................................................................. $        77 $        13
2020.................................................................. $        58 $        12
2021.................................................................. $        52 $        10
2022.................................................................. $        46 $         9
2023.................................................................. $        41 $         8

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


  Annuities and Life

     For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

     For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  Corporate & Other

     The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2018, the Company had $6.6 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements.

  Catastrophe Coverage

     The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  Reinsurance Recoverables

     The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2018 and 2017, were not significant.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.0 billion and $2.4 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2018 and 2017, respectively.

     At December 31, 2018, the Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including
  $3.8 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2018       2017       2016
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,640    $ 1,731    $ 2,226
Reinsurance assumed...................................................        12         13         81
Reinsurance ceded.....................................................      (783)      (916)    (1,127)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   869    $   828    $ 1,180
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,617    $ 3,653    $ 3,582
Reinsurance assumed...................................................       101        103        126
Reinsurance ceded.....................................................      (528)      (600)      (611)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 3,190    $ 3,156    $ 3,097
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   262    $   260    $   271
Reinsurance assumed...................................................         2         29         89
Reinsurance ceded.....................................................        23         47        349
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   287    $   336    $   709
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 4,724    $ 5,080    $ 6,101
Reinsurance assumed...................................................        75         89        127
Reinsurance ceded.....................................................    (1,619)    (1,575)    (2,490)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,180    $ 3,594    $ 3,738
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                 December 31,
                                                   -------------------------------------------------------------------------
                                                                   2018                                 2017
                                                   ------------------------------------ ------------------------------------
                                                                                Total                                Total
                                                                               Balance                              Balance
                                                    Direct   Assumed   Ceded    Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- --------  -------- -------- -------- --------  -------- --------
                                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables....... $    384   $   60  $ 12,669 $ 13,113 $    367  $    43  $ 12,508 $ 12,918
Liabilities
Policyholder account balances..................... $ 37,586   $1,744  $     -- $ 39,330 $ 36,359  $   710  $     -- $ 37,069
Other policy-related balances..................... $  1,051   $1,677  $     -- $  2,728 $  1,037  $ 1,683  $     -- $  2,720
Other liabilities................................. $  2,804   $   (4) $    655 $  3,455 $  3,724  $    (6) $    701 $  4,419

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were both $1.4 billion at December 31, 2018 and 2017. The deposit liabilities on reinsurance were $1.4 billion and $445 million at December 31, 2018 and 2017, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, Metropolitan Tower Life Insurance Company, MetLife Reinsurance Company of Vermont ("MRV") and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................      $   7       $  13       $  35
Reinsurance ceded.....................................................       (201)       (537)       (766)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................      $(194)      $(524)      $(731)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................      $  51       $ 103       $ 126
Reinsurance ceded.....................................................          1         (14)        (60)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........      $  52       $  89       $  66
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................      $   2       $  29       $  59
Reinsurance ceded.....................................................         18          44         348
                                                                       ----------  ----------  ----------
 Net other revenues...................................................      $  20       $  73       $ 407
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................      $  52       $  87       $  90
Reinsurance ceded.....................................................       (178)       (420)       (737)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................      $(126)      $(333)      $(647)
                                                                       ==========  ==========  ==========

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                       -----------------------------------------
                                                                               2018                 2017
                                                                       -------------------- --------------------
                                                                         Assumed      Ceded   Assumed      Ceded
                                                                       ---------  --------- ---------  ---------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 21        $--    $   34     $3,254
Liabilities
Policyholder account balances.........................................      $386        $--    $  436     $   --
Other policy-related balances.........................................      $ 14        $--    $1,683     $   --
Other liabilities.....................................................      $(38)       $--    $   (8)    $  401

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $386 million and $436 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $53 million, $67 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $2 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than $1 million, ($126) million, and $46 million for the years ended
December 31, 2018, 2017 and 2016, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the agreement are recorded within policyholder account balances and was zero at both December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, $110 million and ($27) million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $0 and $2.5 billion of unsecured related party reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $0 and $1.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on related party reinsurance were $174 million and $198 million at December 31, 2018 and 2017, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2018                             December 31, 2017
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......  $ 23,902 $   816   $   659  $  --   $ 24,059  $ 20,647 $ 1,822    $   89  $  --  $  22,380
U.S. government and
 agency.............     7,503   1,251       110     --      8,644    14,185   1,844       116     --     15,913
RMBS................     8,309     246       122     (2)     8,435     7,588     283        57     (3)     7,817
Foreign corporate...     8,044     157       306     --      7,895     6,457     376        62     --      6,771
CMBS................     5,177      42        87     (1)     5,133     3,259      48        17     (1)     3,291
State and political
 subdivision........     3,202     399        15     --      3,586     3,573     532         6      1      4,098
ABS.................     2,120      13        22     --      2,111     1,779      19         2     --      1,796
Foreign government..     1,415     101        31     --      1,485     1,111     159         3     --      1,267
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 59,672 $ 3,025   $ 1,352  $  (3)  $ 61,348  $ 58,599 $ 5,083    $  352  $  (3) $  63,333
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and ($2) million at December 31, 2018 and 2017, respectively.

Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2018:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,512  $      7,643  $      11,380 $      23,531 $    15,606 $    59,672
Estimated fair value.......... $      1,512  $      7,661  $      11,170 $      25,326 $    15,679 $    61,348

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                            December 31, 2018                              December 31, 2017
                               ---------------------------------------------- -----------------------------------------------
                                                     Equal to or Greater than                        Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months         12 Months
                               --------------------- ------------------------ ---------------------- ------------------------
                               Estimated    Gross     Estimated     Gross      Estimated    Gross     Estimated     Gross
                                 Fair     Unrealized    Fair      Unrealized     Fair     Unrealized    Fair      Unrealized
                                 Value     Losses      Value       Losses       Value      Losses      Value        Losses
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
                                                                 (Dollars in millions)
Fixed maturity securities:
U.S. corporate................ $  10,450        $465     $2,290         $194   $   1,762         $21 $    1,413   $       68
U.S. government and agency....       359           7      1,355          103       4,764          36      1,573           80
RMBS..........................     1,550          21      2,567           99       2,308          13      1,292           41
Foreign corporate.............     3,916         199        746          107         636           8        559           54
CMBS..........................     2,264          52        800           34         603           6        335           10
State and political
 subdivision..................       346           7        158            8         171           3        106            4
ABS...........................     1,407          21         70            1         165          --         75            2
Foreign government............       520          25        132            6         152           2         50            1
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
 Total fixed maturity
   securities................. $  20,812        $797     $8,118         $552   $  10,561         $89 $    5,403   $      260
                               ========= =========== ==========  ===========  ========== =========== ==========   ==========
Total number of securities in
 an unrealized loss position..     2,988                  1,022                      903                    619
                               =========                 ======                =========               ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018.

      Gross unrealized losses on fixed maturity securities increased
   $1.0 billion during the year ended December 31, 2018 to $1.3 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increasing longer-term interest rates and widening credit spreads.

      At December 31, 2018, $11 million of the total $1.3 billion of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                           December 31,
                                         ------------------------------------------------
                                                   2018                     2017
                                         -----------------------  -----------------------
                                             Carrying    % of         Carrying    % of
                                            Value          Total     Value          Total
                                         ------------  ---------  ------------  ---------
                                                       (Dollars in millions)
Mortgage loans:
Commercial..............................      $ 8,502       62.6%      $ 7,348       69.0%
Agricultural............................        2,874       21.1         2,200       20.7
Residential.............................        2,276       16.7         1,138       10.7
                                         ------------  ---------  ------------  ---------
 Subtotal (1)...........................       13,652      100.4        10,686      100.4
Valuation allowances (2)................          (56)      (0.4)          (46)      (0.4)
                                         ------------  ---------  ------------  ---------
 Total mortgage loans, net..............      $13,596      100.0%      $10,640      100.0%
                                         ============  =========  ============  =========

----------

(1) Purchases of mortgage loans from third parties were $1.9 billion and $420 million for the years ended December 31, 2018 and 2017, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                            Estimated
                       -------------------------------------             % of       Fair       % of
                          > 1.20x   1.00x - 1.20x    < 1.00x     Total    Total     Value       Total
                       ---------- --------------- ---------- --------- --------  ----------- --------
                                                    (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89        $34    $7,567     89.0%      $7,642     89.0%
65% to 75%............        762              --         24       786      9.2          797      9.3
76% to 80%............        141              --          8       149      1.8          145      1.7
Greater than 80%......         --              --         --        --       --           --       --
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $8,347            $ 89        $66    $8,502    100.0%      $8,584    100.0%
                       ========== =============== ========== ========= ========  =========== ========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,282            $293        $33    $6,608     90.0%      $6,769     90.2%
65% to 75%............        642              --         14       656      8.9          658      8.7
76% to 80%............         42              --          9        51      0.7           50      0.7
Greater than 80%......         --               9         24        33      0.4           30      0.4
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $6,966            $302        $80    $7,348    100.0%      $7,507    100.0%
                       ========== =============== ========== ========= ========  =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                              ------------------------------------------
                                      2018                  2017
                              --------------------  --------------------
                                Recorded    % of      Recorded    % of
                                Investment   Total    Investment   Total
                              ------------ -------  ------------ -------
                                         (Dollars in millions)
       Loan-to-value ratios:
       Less than 65%.........       $2,551    88.8%       $2,039    92.7%
       65% to 75%............          322    11.2           161     7.3
       76% to 80%............            1      --            --      --
                              ------------ -------  ------------ -------
         Total...............       $2,874   100.0%       $2,200   100.0%
                              ============ =======  ============ =======

      The estimated fair value of agricultural mortgage loans was $2.9 billion and $2.2 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                      December 31,
                         ----------------------------------------------------------------------
                                        2018                                2017
                         ----------------------------------  ----------------------------------
                           Recorded Investment   % of Total    Recorded Investment   % of Total
                         --------------------- ------------  --------------------- ------------
                                                  (Dollars in millions)
Performance indicators:
Performing..............                $2,240         98.4%                $1,106         97.2%
Nonperforming...........                    36          1.6                     32          2.8
                         --------------------- ------------  --------------------- ------------
  Total.................                $2,276        100.0%                $1,138        100.0%
                         ===================== ============  ===================== ============

     The estimated fair value of residential mortgage loans was $2.3 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2018 or 2017. The Company had one agricultural mortgage loan past due of less than $1 million at December 31, 2018.The recorded investment of residential mortgage loans past due and in nonaccrual status was $36 million and $32 million at December 31, 2018 and 2017, respectively. During the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and FHLB stock.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2.8 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................   $1,679   $ 4,724   $ 2,601
Equity securities...........................................       --        39        32
Derivatives.................................................      253       231       397
Short-term investments......................................       --        --       (42)
Other.......................................................      (15)       (8)       59
                                                             --------  --------  --------
 Subtotal...................................................    1,917     4,986     3,047
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................     (885)   (2,370)     (922)
DAC, VOBA and DSI...........................................      (90)     (262)     (195)
                                                             --------  --------  --------
 Subtotal...................................................     (975)   (2,632)   (1,117)
                                                             --------  --------  --------
Deferred income tax benefit (expense).......................     (198)     (494)     (653)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................   $  744   $ 1,860   $ 1,277
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $ 1,860   $ 1,277    $1,620
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax (1)...................      (79)       --        --
                                                             --------  --------  --------
Balance at January 1,.......................................    1,781     1,277     1,620
Unrealized investment gains (losses) during the year........   (2,990)    1,939       284
Unrealized investment gains (losses) relating to:
Future policy benefits......................................    1,485    (1,448)     (796)
DAC, VOBA and DSI...........................................      172       (67)        4
Deferred income tax benefit (expense).......................      296       159       165
                                                             --------  --------  --------
Balance at December 31,.....................................  $   744   $ 1,860    $1,277
                                                             ========  ========  ========
 Change in net unrealized investment gains (losses).........  $(1,037)  $   583    $ (343)
                                                             ========  ========  ========

-------------
(1) See Note 1 for more information related to the cumulative effect of change in accounting principle and other.

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2018       2017
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $3,056     $3,085
 Estimated fair value.......................................     $3,628     $3,748
Cash collateral received from counterparties (2)............     $3,646     $3,791
Security collateral received from counterparties (3)........     $   55     $   29
Reinvestment portfolio -- estimated fair value..............     $3,658     $3,823

--------

(1)  Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2018                      December 31, 2017
                                         -------------------------------------- ------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          ---------------------------
                                                     1 Month  1 to 6                         1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)   or Less    Months    Total
                                         ---------  --------  -------  -------- ---------   -------- -------- --------
                                                                      (In millions)
U.S. government and agency..............    $1,474    $1,823     $349    $3,646    $1,626       $964   $1,201   $3,791

-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2018 was $1.4 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, U.S. government and agency securities, and non-agency RMBS) with 57% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash at December 31, 2018. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................    $ 8,172    $ 8,259
Invested assets held in trust (reinsurance agreements) (2)................................      3,455      2,634
Invested assets pledged as collateral (3).................................................      3,340      3,199
                                                                                           ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral...............    $14,967    $14,092
                                                                                           ========== ==========

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $55 million and $34 million of the assets on deposit balance represents restricted cash at December 31, 2018 and 2017, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $87 million and $42 million of the assets held in trust balance represents restricted cash at December 31, 2018 and 2017, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $860 million and $1.0 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $62 million and $67 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.5 billion at December 31, 2018. The Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2018 and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $344.6 billion and $328.9 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$30.1 billion and $39.8 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $33.3 billion, $36.2 billion and $21.3 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at both December 31, 2018 or 2017.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, which include RMBS, ABS and CMBS, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the service, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities AFS" for information on these securities.

  Joint Ventures and Limited Partnerships

     The Company holds investments in certain joint ventures and limited partnerships which are VIEs. These ventures include real estate joint ventures, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in
  Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2018                     2017
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,848     $12,848      $11,637     $11,637
Joint ventures and limited partnerships.....................        1,743       3,130        1,580       2,539
                                                             ------------ ----------- ------------ -----------
 Total......................................................      $14,591     $15,978      $13,217     $14,176
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2018       2017       2016
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,499     $2,347     $2,567
Equity securities...........................................          7          9         14
Mortgage loans..............................................        538        450        405
Policy loans................................................         62         49         54
Real estate joint ventures..................................         47         53         32
Other limited partnership interests.........................        211        182        163
Cash, cash equivalents and short-term investments...........         26         30         20
Other.......................................................         38         28         29
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,428      3,148      3,284
Less: Investment expenses...................................        193        175        173
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,235     $2,973     $3,111
                                                             ========== ========== ==========

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
 OTTI losses on fixed maturity securities recognized in earnings..........................    $  --      $ (1)     $(22)
 Fixed maturity securities -- net gains (losses) on sales and disposals...................     (178)      (25)      (28)
                                                                                           --------  --------  --------
   Total gains (losses) on fixed maturity securities......................................     (178)      (26)      (50)
                                                                                           --------  --------  --------
Total gains (losses) on equity securities:
 OTTI losses on equity securities recognized in earnings..................................       --        (4)       (2)
 Equity securities -- Mark to market and net gains (losses) on sales and disposals........      (16)       26        10
                                                                                           --------  --------  --------
   Total gains (losses) on equity securities..............................................      (16)       22         8
                                                                                           --------  --------  --------
Mortgage loans............................................................................      (13)       (9)        5
Real estate joint ventures................................................................       42         4       (34)
Other limited partnership interests.......................................................       (2)      (11)       (7)
Other.....................................................................................      (37)       (7)       11
                                                                                           --------  --------  --------
     Total net investment gains (losses)..................................................    $(204)     $(27)     $(67)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2018        2017        2016
                                                             ----------  ----------  ----------
                                                                  Fixed Maturity Securities
                                                             ----------------------------------
                                                                        (In millions)
Proceeds....................................................    $11,159     $11,974     $39,210
                                                             ==========  ==========  ==========
Gross investment gains......................................    $   101     $    58     $   253
Gross investment losses.....................................       (279)        (83)       (281)
OTTI losses.................................................         --          (1)        (22)
                                                             ----------  ----------  ----------
 Net investment gains (losses)..............................    $  (178)    $   (26)    $   (50)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value of invested assets transferred to former affiliates was $0, $292 million and $1.5 billion for the years ended December 31, 2018, 2017, and 2016, respectively. The amortized cost of invested assets transferred to former affiliates was $0, $294 million and $1.4 billion for the years ended
December 31, 2018, 2017, and 2016, respectively. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was $0, ($2) million and $27 million for the years ended December 31, 2018, 2017, and 2016, respectively. The Company received transfers of invested assets from former affiliates with an estimated fair value of $0, $0 and $5.6 billion for the year ended December 31, 2018, 2017, and 2016, respectively. Additionally, the Company received transfers of invested assets from an affiliate with an estimated fair value of $370 million for the year ended December 31, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 6 for additional information related to these transfers.

   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred invested assets and cash and cash equivalents. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC, which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million, $93 million and $98 million for the years ended December 31, 2018, 2017 and 2016, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions and futures.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

     Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

     In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

     To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

     In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                            -----------------------------------------------------------------
                                                                         2018                             2017
                                                            ------------------------------- ---------------------------------
                                                                      Estimated Fair Value             Estimated Fair Value
                                                                      ---------------------           -----------------------
                                                             Gross                           Gross
                                                            Notional                        Notional
                           Primary Underlying Risk Exposure  Amount    Assets   Liabilities  Amount      Assets   Liabilities
                         ---------------------------------- --------- -------- ------------ --------- --------- -------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps.....     Interest rate                  $      -- $     --       $   -- $     175   $    44        $   --
                                                            --------- -------- ------------ --------- --------- -------------
Cash flow hedges:
Interest rate swaps.....     Interest rate                         --       --           --        27         5            --
Foreign currency swaps..     Foreign currency exchange rate     2,461      200           30     1,762        86            75
                                                            --------- -------- ------------ --------- --------- -------------
 Subtotal.................................................      2,461      200           30     1,789        91            75
                                                            --------- -------- ------------ --------- --------- -------------
 Total qualifying hedges..................................      2,461      200           30     1,964       135            75
                                                            --------- -------- ------------ --------- --------- -------------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps.....     Interest rate                     10,747      528          558    20,213       922           774
Interest rate caps......     Interest rate                      3,350       21           --     2,671         7            --
Interest rate futures...     Interest rate                         53       --           --       282         1            --
Interest rate options...     Interest rate                     17,168      168           61    24,600       133            63
Foreign currency swaps..     Foreign currency exchange rate     1,398       99           18     1,103        69            41
Foreign currency
 forwards...............     Foreign currency exchange rate       125       --           --       130        --             2
Credit default swaps --
 purchased..............     Credit                                98        3           --        65        --             1
Credit default swaps --
 written................     Credit                             1,798       14            3     1,878        40            --
Equity futures..........     Equity market                        169       --           --     2,713        15            --
Equity index options....     Equity market                     45,815    1,372        1,207    47,066       794         1,664
Equity variance swaps...     Equity market                      5,574       80          232     8,998       128           430
Equity total return
 swaps..................     Equity market                      3,920      280            3     1,767        --            79
                                                            --------- -------- ------------ --------- --------- -------------
 Total non-designated or nonqualifying derivatives........     90,215    2,565        2,082   111,486     2,109         3,054
                                                            --------- -------- ------------ --------- --------- -------------
 Total....................................................  $  92,676 $  2,765       $2,112 $ 113,450   $ 2,244        $3,129
                                                            ========= ======== ============ ========= ========= =============

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                         2018       2017       2016
                                                   ---------- ---------- ----------
                                                            (In millions)
Qualifying hedges:
Net investment income.............................       $ 27       $ 21       $ 19
Nonqualifying hedges:
Net derivative gains (losses).....................        166        314        460
Policyholder benefits and claims..................         --          8         16
                                                   ---------- ---------- ----------
 Total............................................       $193       $343       $495
                                                   ========== ========== ==========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                       Gains        Recognized       Net                      of Gains
                                                     (Losses)           for        Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged        Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)        Claims (4)      in AOCI
                                                 -----------------  -----------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................             $ (12)         $12           $--            $--       $ --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total fair value hedges.....................               (12)          12            --             --         --
                                                 -----------------  -----------  ------------ --------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................               129           (1)            5             --         (5)
  Foreign currency exchange rate derivatives....                --           (1)           --             --        161
                                                 -----------------  -----------  ------------ --------------  ---------
    Total cash flow hedges......................               129           (2)            5             --        156
                                                 -----------------  -----------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (736)          --            --             --         --
  Foreign currency exchange rate derivatives....                65           (7)           --             --         --
  Credit derivatives............................               (19)          --            --             --         --
  Equity derivatives............................               570           --            --             --         --
  Embedded derivatives..........................               579           --            --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total non-qualifying hedges.................               459           (7)           --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total.......................................             $ 576          $ 3           $ 5            $(8)      $156
                                                 =================  ===========  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                      Year Ended December 31, 2017
                                                 ---------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                       Gains        Recognized       Net                     of Gains
                                                     (Losses)           for       Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged       Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)       Claims (4)      in AOCI
                                                 -----------------  -----------  -----------  -------------  ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................           $     2         $ (2)         $--          $  --      $  --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total fair value hedges.....................                 2           (2)          --             --         --
                                                 -----------------  -----------  -----------  -------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................                --           --            6             --          1
  Foreign currency exchange rate derivatives....                 8           (9)          --             --       (153)
                                                 -----------------  -----------  -----------  -------------  ---------
    Total cash flow hedges......................                 8           (9)           6             --       (152)
                                                 -----------------  -----------  -----------  -------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (325)          --           --              8         --
  Foreign currency exchange rate derivatives....               (98)         (32)          --             --         --
  Credit derivatives............................                21           --           --             --         --
  Equity derivatives............................            (2,584)          --           (1)          (341)        --
  Embedded derivatives..........................             1,237           --           --            (16)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total non-qualifying hedges.................            (1,749)         (32)          (1)          (349)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total.......................................           $(1,739)        $(43)         $ 5          $(349)     $(152)
                                                 =================  ===========  ===========  =============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                         Year Ended December 31, 2016
                                                        ---------------------------------------------------------------
                                                                            Net
                                                                         Derivative
                                                              Net          Gains
                                                          Derivative      (Losses)                              Amount
                                                             Gains       Recognized     Net                    of Gains
                                                           (Losses)         for      Investment  Policyholder  (Losses)
                                                        Recognized for     Hedged      Income    Benefits and  deferred
                                                        Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                        ---------------  ----------  ----------  ------------  --------
                                                                                 (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
 Interest rate derivatives.............................         $     1        $ (1)        $--         $  --       $--
                                                        ---------------  ----------  ----------  ------------  --------
   Total fair value hedges.............................               1          (1)         --            --        --
                                                        ---------------  ----------  ----------  ------------  --------
Cash flow hedges (5):
 Interest rate derivatives.............................              35          --           5            --        28
 Foreign currency exchange rate derivatives............               3          (2)         --            --        42
                                                        ---------------  ----------  ----------  ------------  --------
   Total cash flow hedges..............................              38          (2)          5            --        70
                                                        ---------------  ----------  ----------  ------------  --------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
 Interest rate derivatives.............................          (2,873)         --          --            (4)       --
 Foreign currency exchange rate derivatives............              76         (14)         --            --        --
 Credit derivatives....................................              10          --          --            --        --
 Equity derivatives....................................          (1,724)         --          (6)         (320)       --
 Embedded derivatives..................................          (1,741)         --          --            (4)       --
                                                        ---------------  ----------  ----------  ------------  --------
   Total non-qualifying hedges.........................          (6,252)        (14)         (6)         (328)       --
                                                        ---------------  ----------  ----------------------------------
   Total...............................................         $(6,213)       $(17)        $(1)        $(328)      $70
                                                        ===============  ==========  ==================================

-------------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities. Ineffective portion of the gains (losses) recognized in income is not significant.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $9 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   There were no hedged forecasted transactions, other than the receipt of payment of variable interest payments, for December 31, 2018. At December 31, 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years.

   At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $253 million and $231 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2018                                   2017
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $ 8         $  689          2.0        $12         $  558          2.8
Baa.....................................          3          1,109          5.0         28          1,295          4.7
Ba......................................         --             --                      --             25          4.5
                                         ---------- --------------              ---------- --------------
 Total..................................        $11         $1,798          3.9        $40         $1,878          4.1
                                         ========== ==============              ========== ==============

--------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swaps referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                              -----------------------------------------------
                                                                                       2018                     2017
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities    Assets    Liabilities
----------------------------------------------------------------------------  --------  ------------  --------  -------------
                                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $ 2,800       $ 2,102   $ 2,222        $ 3,080
OTC-cleared and Exchange-traded (1), (6).....................................       20             2        69             40
                                                                              --------  ------------  --------  -------------
  Total gross estimated fair value of derivatives (1)........................    2,820         2,104     2,291          3,120
                                                                              --------  ------------  --------  -------------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1), (6).............................................................    2,820         2,104     2,291          3,120
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................   (1,669)       (1,669)   (1,942)        (1,942)
OTC-cleared and Exchange-traded..............................................       (2)           (2)       (1)            (1)
Cash collateral: (3), (4)
OTC-bilateral................................................................   (1,038)           --      (247)            --
OTC-cleared and Exchange-traded..............................................      (15)           --       (27)           (39)
Securities collateral: (5)
OTC-bilateral................................................................      (83)         (433)      (31)        (1,138)
                                                                              --------  ------------  --------  -------------
  Net amount after application of master netting agreements and collateral...  $    13       $    --   $    43        $    --
                                                                              ========  ============  ========  =============

--------

(1) At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $55 million and $47 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($9) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $348 million and $93 million, respectively, and provided excess cash collateral of $64 million and $5 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $58 million and $337 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $364 million and $471 million, respectively, for its OTC-bilateral derivatives, $81 million and $426 million, respectively, for its OTC-cleared derivatives, and $14 million and $118 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength or credit ratings of Brighthouse Life Insurance Company and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Estimated fair value of derivatives in a net liability position (1).......................       $433     $1,138
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.................................................................       $797     $1,414

-------------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain insurance contracts that contain embedded derivatives that are required to be separated from their host contracts and measured at fair value. These host contracts include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of variable annuity guaranteed minimum benefits; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                             December 31,
                                                                          -----------------
                                       Balance Sheet Location                 2018     2017
                             -------------------------------------------- -------- --------
                                                                            (In millions)
Embedded derivatives within
 asset host contracts:
Ceded guaranteed minimum
 income benefits............ Premiums, reinsurance and other receivables    $  228   $  227
Options embedded in debt or
 equity securities (1)...... Investments                                        --      (52)
                                                                          -------- --------
 Embedded derivatives
   within asset host
   contracts................                                                $  228   $  175
                                                                          ======== ========
Embedded derivatives within
 liability host contracts:
Direct guaranteed minimum
 benefits................... Policyholder account balances                  $1,546   $1,122
Direct index-linked
 annuities.................. Policyholder account balances                     488      674
Assumed guaranteed minimum
 benefits................... Policyholder account balances                     386      437
Assumed index-linked
 annuities.................. Policyholder account balances                      96        1
                                                                          -------- --------
 Embedded derivatives
   within liability host
   contracts................                                                $2,516   $2,234
                                                                          ======== ========

--------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company is no longer required to bifurcate and account separately for derivatives embedded in equity securities. Beginning January 1, 2018, the entire change in the estimated fair value of equity securities is recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                        Years Ended December 31,
                                                   ----------------------------------
                                                         2018        2017        2016
                                                   ----------  ----------  ----------
                                                              (In millions)
Net derivative gains (losses) (1), (2)............       $579      $1,237     $(1,741)
Policyholder benefits and claims..................       $ (8)     $  (16)    $    (4)

-------------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $513 million, $337 million and $244 million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value ("NAV") (or equivalent) as practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                                  December 31, 2018
                                                             -----------------------------------------------------------
                                                                       Fair Value Hierarchy
                                                             -----------------------------------------

                                                                                                         Total Estimated
                                                                   Level 1       Level 2       Level 3    Fair Value
                                                             ------------- ------------- ------------- -----------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $   --      $ 23,740        $  319          $ 24,059
U.S. government and agency..................................         2,334         6,310            --             8,644
RMBS........................................................            --         8,429             6             8,435
Foreign corporate...........................................            --         7,503           392             7,895
CMBS........................................................            --         5,004           129             5,133
State and political subdivision.............................            --         3,512            74             3,586
ABS.........................................................            --         2,072            39             2,111
Foreign government..........................................            --         1,485            --             1,485
                                                             ------------- ------------- ------------- -----------------
 Total fixed maturity securities............................         2,334        58,055           959            61,348
                                                             ------------- ------------- ------------- -----------------
Equity securities (1).......................................            13           124             3               140
Derivative assets: (2)
Interest rate...............................................            --           717            --               717
Foreign currency exchange rate..............................            --           288            11               299
Credit......................................................            --            10             7                17
Equity market...............................................            --         1,634            98             1,732
                                                             ------------- ------------- ------------- -----------------
 Total derivative assets....................................            --         2,649           116             2,765
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3)........            --            --           228               228
Separate account assets.....................................           217        91,293             1            91,511
                                                             ------------- ------------- ------------- -----------------
 Total assets...............................................        $2,564      $152,121        $1,307          $155,992
                                                             ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate...............................................        $   --      $    619        $   --          $    619
Foreign currency exchange rate..............................            --            48            --                48
Credit......................................................            --             2             1                 3
Equity market...............................................            --         1,205           237             1,442
                                                             ------------- ------------- ------------- -----------------
 Total derivative liabilities...............................            --         1,874           238             2,112
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3)....            --            --         2,516             2,516
                                                             ------------- ------------- ------------- -----------------
 Total liabilities..........................................        $   --      $  1,874        $2,754          $  4,628
                                                             ============= ============= ============= =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                                                       December 31, 2017
                                                                  -----------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  -----------------------------------------   Total Estimated
                                                                        Level 1       Level 2       Level 3    Fair Value
                                                                  ------------- ------------- ------------- -----------------
                                                                                         (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................        $   --      $ 21,491        $  889          $ 22,380
U.S. government and agency.......................................         8,002         7,911            --            15,913
RMBS.............................................................            --         6,836           981             7,817
Foreign corporate................................................            --         5,723         1,048             6,771
CMBS.............................................................            --         3,155           136             3,291
State and political subdivision..................................            --         4,098            --             4,098
ABS..............................................................            --         1,691           105             1,796
Foreign government...............................................            --         1,262             5             1,267
                                                                  ------------- ------------- ------------- -----------------
 Total fixed maturity securities.................................         8,002        52,167         3,164            63,333
                                                                  ------------- ------------- ------------- -----------------
Equity securities (1)............................................            18            19           124               161
Short-term investments...........................................           135           120            14               269
Commercial mortgage loans........................................            --           115            --               115
Derivative assets: (2)
Interest rate....................................................             1         1,111            --             1,112
Foreign currency exchange rate...................................            --           155            --               155
Credit...........................................................            --            30            10                40
Equity market....................................................            15           773           149               937
                                                                  ------------- ------------- ------------- -----------------
 Total derivative assets.........................................            16         2,069           159             2,244
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3).............            --            --           227               227
Separate account assets..........................................           410       109,741             5           110,156
                                                                  ------------- ------------- ------------- -----------------
 Total assets....................................................        $8,581      $164,231        $3,693          $176,505
                                                                  ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate....................................................        $   --      $    837        $   --          $    837
Foreign currency exchange rate...................................            --           117             1               118
Credit...........................................................            --             1            --                 1
Equity market....................................................            --         1,736           437             2,173
                                                                  ------------- ------------- ------------- -----------------
 Total derivative liabilities....................................            --         2,691           438             3,129
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3).........            --            --         2,234             2,234
Long-term debt...................................................            --            11            --                11
                                                                  ------------- ------------- ------------- -----------------
 Total liabilities...............................................        $   --      $  2,702        $2,672          $  5,374
                                                                  ============= ============= ============= =================

--------

(1) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

(2) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($52) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2018.

  Determination of Fair Value

   Fixed maturity securities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

       Equity securities, short-term investments, commercial mortgage loans and long-term debt

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans and long-term debt: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees, equity crediting rates within index-linked annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Equity securities, short-term investments, commercial mortgage loans and long-term debt." The estimated fair value of these embedded derivatives is included, along with the funds withheld liability, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly, and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                         December 31, 2018   December 31, 2017     Impact of
                                                                       ------------------- -------------------  Increase in Input
                                  Valuation          Significant                                                  on Estimated
                                  Techniques      Unobservable Inputs         Range               Range            Fair Value
                               ----------------- --------------------  ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates           0.02%   -   11%     0.02%   -   12% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates               0.25%   -   16%     0.25%   -   16% Decrease (2)
                                                 Utilization rates          0%     -   25%      0%     -   25% Increase (3)
                                                 Withdrawal rates          0.25%   -   10%     0.25%   -   10% (4)
                                                 Long-term equity          16.50%  -   22%    17.40%   -   25% Increase (5)
                                                     volatilities
                                                 Nonperformance            1.91%   - 2.66%     0.64%   - 1.43% Decrease (6)
                                                      risk spread

--------

(1) Mortality rates vary by age and by demographic characteristics such as gender. Range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) Range reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contracts withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                        ------------------------------------------------------------------
                                                                       Fixed Maturity Securities
                                                        ------------------------------------------------------------------

                                                                                              State and
                                                                             Structured       Political          Foreign
                                                         Corporate (1)      Securities        Subdivision       Government
                                                        --------------      -----------      ------------      -----------
                                                                                                               (In millions)
Balance, January 1, 2017...............................        $ 2,310          $ 1,695              $ 17              $--
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................             (3)              28                --               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            127               52                --               --
Purchases (7)..........................................            442              106                --                5
Sales (7)..............................................           (222)            (526)               --               --
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            178               11                --               --
Transfers out of Level 3 (8)...........................           (895)            (144)              (17)              --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2017.............................        $ 1,937          $ 1,222              $ --              $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................              1                2                 1               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            (32)              (6)               (1)              --
Purchases (7)..........................................             71               42                --               --
Sales (7)..............................................           (197)             (91)               (1)              (5)
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            414                9                75               --
Transfers out of Level 3 (8)...........................         (1,483)          (1,004)               --               --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2018.............................        $   711          $   174              $ 74              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................        $     2          $    28              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................        $     1          $    23              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................        $    (2)         $    (1)             $  1              $--
                                                        ==============      ===========      ============      ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................        $   (11)         $    30              $ --              $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................        $   (24)         $    21              $ --              $--

                                                        -------------------------------------------------------------------


                                                                                                     Net
                                                                                       Net         Embedded     Separate
                                                          Equity      Short Term    Derivatives   Derivatives    Account
                                                         Securities   Investments      (2)           (3)        Assets (4)
                                                        -----------  ------------  ------------  ------------  -----------

Balance, January 1, 2017...............................       $ 137          $  2         $(954)      $(2,761)         $10
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          (3)           --            92         1,233           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --            --            --           --
Purchases (7)..........................................           3            14             4            --            2
Sales (7)..............................................         (13)           (1)           --            --           (4)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --           579          (479)          (1)
Transfers into Level 3 (8).............................          --            --            --            --            2
Transfers out of Level 3 (8)...........................          --            (1)           --            --           (4)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2017.............................       $ 124          $ 14         $(279)      $(2,007)         $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          --            --           152           571           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --             9            --           --
Purchases (7)..........................................           1            --             3            --            1
Sales (7)..............................................          (3)          (14)           (7)           --           (1)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --            --          (852)          (1)
Transfers into Level 3 (8).............................          --            --            --            --           --
Transfers out of Level 3 (8)...........................        (119)           --            --            --           (3)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2018.............................       $   3          $ --         $(122)      $(2,288)         $ 1
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................       $  --          $ --         $(687)      $(1,772)         $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................       $  --          $ --         $ (52)      $ 1,300          $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................       $   1          $ --         $ 148       $   268          $--
                                                        ===========  ============  ============  ============  ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................       $  --          $ --         $(703)      $(1,760)         $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................       $ (11)         $ --         $   4       $    --          $--

-------------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                      December 31, 2018
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $13,596          $--       $   --      $13,761        $13,761
Policy loans.................................      $ 1,001          $--       $  619      $   452        $ 1,071
Other invested assets........................      $    77          $--       $   64      $    13        $    77
Premiums, reinsurance and other receivables..      $ 1,426          $--       $   31      $ 1,501        $ 1,532
Liabilities
Policyholder account balances................      $15,183          $--       $   --      $13,732        $13,732
Long-term debt...............................      $   434          $--       $   38      $   380        $   418
Other liabilities............................      $   395          $--       $   54      $   323        $   377
Separate account liabilities.................      $ 1,025          $--       $1,025      $    --        $ 1,025

                                                                      December 31, 2017
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $10,525          $--       $   --      $10,768        $10,768
Policy loans.................................      $ 1,106          $--       $  746      $   439        $ 1,185
Real estate joint ventures (1)...............      $     5          $--       $   --      $    22        $    22
Other limited partnership interests (1)......      $    36          $--       $   --      $    28        $    28
Other invested assets (2)....................      $    71          $--       $   71      $    --        $    71
Premiums, reinsurance and other receivables..      $ 1,556          $--       $  126      $ 1,783        $ 1,909
Liabilities
Policyholder account balances................      $15,626          $--       $   --      $15,760        $15,760
Long-term debt...............................      $    35          $--       $   42      $    --        $    42
Other liabilities............................      $   459          $--       $   93      $   368        $   461
Separate account liabilities.................      $ 1,206          $--       $1,206      $    --        $ 1,206

-------------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018 on a modified retrospective basis, the Company carries real estate joint ventures and other limited partnership interests previously accounted under the cost method of accounting at NAV as a practical expedient to estimated fair value.

(2) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                            December 31,
                                                                                        ---------------------
                                                               Interest Rate   Maturity       2018       2017
                                                             --------------- ---------- ---------- ----------
                                                                                            (In millions)
Surplus note -- affiliated..................................      8.150%        2058          $200        $--
Surplus note -- affiliated..................................      7.800%        2058           200         --
Other long-term debt -- unaffiliated (1)....................      7.028%        2030            34         46
                                                                                        ---------- ----------
 Total long-term debt.......................................                                  $434        $46
                                                                                        ========== ==========

-------------

(1)Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2018 were $2 million in each of 2019, 2020, 2021, 2022 and 2023 and $424 million thereafter.

   Interest expense related to long-term debt of $6 million, $58 million and $128 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

Surplus Notes

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058 Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21, 2018, with the prior approval of the Commonwealth of Massachusetts Division of Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via a non-cash extraordinary dividend. Payments of interest and principal on the December 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September 2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  MetLife, Inc. Credit and Committed Facilities

     The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial became a part of Brighthouse Financial. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial's access to MetLife, Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MRV.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


     For the years ended December 31, 2017 and 2016, the Company recognized commitment and letters of credit fees totaling $19 million and $55 million, respectively, in other expenses associated with these committed facilities.

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At December 31, 2018, there were no borrowings under this facility and there was $9.8 billion of funding available under this arrangement. For the years ended December 31, 2018 and 2017, the Company recognized commitment fees of $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to $2.0 billion. The Repurchase Facility has a term of three years, beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2018, there were no borrowings under the Repurchase Facility. For the year ended December 31, 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with MetLife (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3. During the year ended December 31, 2016, the Company recognized a non-cash return of capital to MetLife, Inc. of $26 million.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   During the year ended December 31, 2016, the Company received cash capital contributions of $1.6 billion and recognized non-cash capital contributions of $69 million from MetLife, Inc.

   In December 2015, the Company accrued capital contributions from MetLife, Inc. of $120 million in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016.

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
 Company                                                       State of Domicile       2018        2017        2016
-----------------------------------------------------------  ------------------- ----------  ----------  ----------
                                                                                            (In millions)
 Brighthouse Life Insurance Company.........................      Delaware          $(1,104)      $(425)     $1,186
 Brighthouse Life Insurance Company of NY...................      New York          $    19       $  22      $  (87)

   Statutory capital and surplus was as follows at:

                                                                December 31,
                                                              -----------------
  Company                                                         2018     2017
 -----------------------------------------------------------  -------- --------
                                                                (In millions)
  Brighthouse Life Insurance Company.........................   $6,731   $5,594
  Brighthouse Life Insurance Company of NY...................   $  279   $  294

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.7 billion and $8.3 billion for the years ended December 31, 2018 and 2017, respectively.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.1) billion, ($1.6) billion and ($363) million for the years ended December 31, 2018, 2017 and 2016, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $557 million and $972 million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                    2019              2018           2017
                                                             ------------------- -------------- --------------
                                                               Permitted Without
 Company                                                        Approval (1)           Paid (2)       Paid (2)
-----------------------------------------------------------  ------------------- -------------- --------------
                                                                               (In millions)
 Brighthouse Life Insurance Company.........................                $798            $--            $--
 Brighthouse Life Insurance Company of NY...................                $ 27            $--            $--

--------

(1) Reflects dividend amounts that may be paid during 2019 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2018, BRCD paid cash dividends of $2 million to its preferred shareholders. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                Unrealized                              Foreign
                                                             Investment Gains      Unrealized Gains     Currency
                                                             (Losses), Net of        (Losses) on      Translation
                                                             Related Offsets (1)     Derivatives        Adjustments      Total
                                                           ---------------------  -----------------  --------------  ---------
                                                                                      (In millions)
Balance at December 31, 2015..............................               $ 1,379              $ 241            $(26)   $ 1,594
OCI before reclassifications..............................                  (565)                70              (3)      (498)
Deferred income tax benefit (expense).....................                   185                (25)             --        160
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   999                286             (29)     1,256
Amounts reclassified from AOCI............................                    30                (43)             --        (13)
Deferred income tax benefit (expense).....................                   (10)                15              --          5
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                    20                (28)             --         (8)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2016..............................                 1,019                258             (29)     1,248
OCI before reclassifications..............................                   529               (152)              9        386
Deferred income tax benefit (expense).....................                  (206)                54              (3)      (155)
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                 1,342                160             (23)     1,479
Amounts reclassified from AOCI............................                    61                (14)             --         47
Deferred income tax benefit (expense) (2).................                   306                  5              --        311
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   367                 (9)             --        358
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2017..............................                 1,709                151             (23)     1,837
 Cumulative effect of change in accounting principle and
 other, net of income tax (see Note 1)....................                   (79)                --              --        (79)
                                                           ---------------------  -----------------  --------------  ---------
Balance, January 1, 2018..................................                 1,630                151             (23)     1,758
OCI before reclassifications..............................                (1,534)               156              (4)    (1,382)
Deferred income tax benefit (expense).....................                   327                 54               1        382
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   423                361             (26)       758
Amounts reclassified from AOCI............................                   179               (134)             --         45
Deferred income tax benefit (expense).....................                   (38)               (47)             --        (85)
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   141               (181)             --        (40)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2018..............................               $   564              $ 180            $(26)   $   718
                                                           =====================  =================  ==============  =========

-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
 AOCI Components                                                Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2018       2017      2016
                                                                --------   --------  --------
                                                                        (In millions)
 Net unrealized investment gains (losses):
 Net unrealized investment gains(losses).......................    $(178)     $ (15)     $(39) Net investment gains (losses)
 Net unrealized investment gains (losses)......................        1          1         3  Net investment income
 Net unrealized investment gains (losses)......................       (2)       (47)        6  Net derivative gains (losses)
                                                                --------   --------  --------
  Net unrealized investment gains (losses), before income tax..     (179)       (61)      (30)
 Income tax (expense) benefit..................................       38       (306)       10
                                                                --------   --------  --------
  Net unrealized investment gains (losses), net of income tax..     (141)      (367)      (20)
                                                                --------   --------  --------
 Unrealized gains (losses) on derivatives - cash flow hedges:
 Interest rate swaps...........................................       98         --        33  Net derivative gains (losses)
 Interest rate swaps...........................................        3          3         3  Net investment income
 Interest rate forwards........................................       31         --         2  Net derivative gains (losses)
 Interest rate forwards........................................        2          3         2  Net investment income
 Foreign currency swaps........................................       --          8         3  Net derivative gains (losses)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, before income tax........      134         14        43
 Income tax (expense) benefit..................................       47         (5)      (15)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, net of income tax........      181          9        28
                                                                --------   --------  --------
  Total reclassifications, net of income tax...................    $  40      $(358)     $  8
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund are based on a specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees were $255 million, $264 million and $253 million for the years ended December 31, 2018, 2017 and 2016, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2018       2017       2016
                                                                                 ---------- ---------- ----------
                                                                                           (In millions)
Compensation....................................................................     $  278     $  263     $  356
Contracted services and other labor costs.......................................        194        130         97
Transition services agreements..................................................        268        295         --
Establishment costs.............................................................        131        116         --
Premium and other taxes, licenses and fees......................................         64         58         59
Separate account fees...........................................................          2          3        (27)
Volume related costs, excluding compensation, net of DAC capitalization.........        595        687        645
Interest expense on debt........................................................          6         56        130
Goodwill impairment (1).........................................................         --         --        381
Other...........................................................................        225        225        440
                                                                                 ---------- ---------- ----------
 Total other expenses...........................................................     $1,763     $1,833     $2,081
                                                                                 ========== ========== ==========

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $(178)    $   368     $  (374)
Foreign...............................................................         --          18           4
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (178)        386        (370)
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................        331      (1,124)     (1,320)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        331      (1,124)     (1,320)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $ 153     $  (738)    $(1,690)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                              (Dollars in millions)
Tax provision at statutory rate.......................................       $235      $ (567)    $(1,563)
Tax effect of:
Dividend received deduction...........................................        (40)       (116)       (110)
Excess loss account - Separation from MetLife (1).....................         (2)      1,088          --
Rate revaluation due to tax reform (2)................................         --        (696)         --
Prior year tax........................................................         (1)         (4)         24
Tax credits...........................................................        (24)        (29)        (22)
Release of valuation allowance........................................        (11)         --          --
Foreign tax rate differential.........................................         --          --           2
Goodwill impairment...................................................         --        (288)        (20)
Sale of subsidiary....................................................         --        (136)         (6)
Other, net............................................................         (4)         10           5
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................       $153      $ (738)    $(1,690)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         14%         46%         38%
                                                                       ==========  ==========  ==========

-------------

(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation. MetLife, Inc. is responsible for this obligation through the Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.

   Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Deferred income tax assets:
Investments, including derivatives........................................................     $   --     $  313
Net operating loss carryforwards..........................................................      1,025        416
Tax credit carryforwards..................................................................         58        191
Employee benefits.........................................................................          4         --
Intangibles...............................................................................        159        227
Other.....................................................................................         --         74
                                                                                           ---------- ----------
 Total deferred income tax assets.........................................................      1,246      1,221
Less: valuation allowance.................................................................         --         11
                                                                                           ---------- ----------
 Total net deferred income tax assets.....................................................      1,246      1,210
                                                                                           ---------- ----------
Deferred income tax liabilities:
Policyholder liabilities and receivables..................................................        796        853
Investments, including derivatives........................................................        546         --
Net unrealized investment gains...........................................................        198        494
DAC.......................................................................................        633        757
Other.....................................................................................         17         --
                                                                                           ---------- ----------
 Total deferred income tax liabilities....................................................      2,190      2,104
                                                                                           ---------- ----------
 Net deferred income tax asset (liability)................................................     $(944)     $ (894)
                                                                                           ========== ==========

   At December 31, 2018, the Company had net operating loss carryforwards of approximately $4.9 billion and the Company had recorded a related deferred tax asset of $1.0 billion. The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2018.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,035
Indefinite................................................................................              1,844
                                                                                           ------------------
                                                                                                       $4,879
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2018.

                                                                       Tax Credit Carryforwards
                                                             --------------------------------------------
                                                                 General Business
                                                                   Credits            Foreign Tax Credits
                                                             -------------------- -----------------------
                                                                            (In millions)
Expiration
2019-2023...................................................                  $--                     $18
2024-2028...................................................                   --                      27
2029-2033...................................................                   --                      --
2034-2038...................................................                   13                      --
Indefinite..................................................                   --                      --
                                                             -------------------- -----------------------
                                                                              $13                     $45
                                                             ==================== =======================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                  Years Ended December 31,
                                                             ---------------------------------
                                                                   2018       2017        2016
                                                             ---------- ----------  ----------
                                                                       (In millions)
Balance at January 1,.......................................        $22       $ 38         $43
Additions for tax positions of prior years..................         12         --           1
Reductions for tax positions of prior years.................         --         (4)         (9)
Additions for tax positions of current year.................         --          3           5
Reductions for tax positions of current year................         --         (2)         --
Settlements with tax authorities............................         --        (13)         (2)
                                                             ---------- ----------  ----------
Balance at December 31,.....................................        $34       $ 22         $38
                                                             ========== ==========  ==========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................        $34       $ 22         $38
                                                             ========== ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2018, 2017 and 2016.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $723 million to the Company under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement. In November 2018, MetLife paid $894 million to the Company under the Tax Separation Agreement. At December 31, 2018, the current income tax payable included a $135 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2018.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $492 million and $388 million at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.9 billion and $1.4 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


 Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $142 million, with a cumulative maximum of $148 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2018 and 2017 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation. MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. All of the MetLife transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 for information regarding the MetLife Divestiture.

   The Company has related party reinsurance, and investment and debt transactions, see Notes 6, 7 and 10 for information on these material related party transactions. Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. The Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Costs incurred under these arrangements with the Brighthouse affiliates, as well as with MetLife prior to the MetLife Divestiture that were considered related party expenses, were $1.1 billion, $1.0 billion and $847 million for the years ended December 31, 2018, 2017 and 2016, respectively and were recorded in other expenses. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, was $234 million, $241 million and $236 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($50) million and ($60) million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes that the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $68 million for the year ended December 31, 2018. The Company would have incurred no additional expenses under this arrangement in 2017.

  Broker-Dealer Transactions

     Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing the Company's existing and future registered annuity and life products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's registered annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received from affiliates related to these transactions and recorded in other revenues was $216 million, $224 million and $202 million for the years ended December 31, 2018, 2017 and 2016, respectively. Commission expenses incurred from affiliates related to these transactions and recorded in other expenses was $771 million, $642 million and $638 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also had related party fee income receivables of $17 million and $19 million at December 31, 2018 and 2017, respectively.

16. Subsequent Events

Farmer Mac Funding Agreements

   On February 15, 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize Brighthouse Life Insurance Company's obligations under the funding agreements. Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life Insurance Company's liabilities to Farmer Mac. At March 5, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                                            Amount at
                                                       Cost or           Estimated Fair     Which Shown on
                                                    Amortized Cost (1)      Value         Balance Sheet
Types of Investments                            ---------------------- ---------------- ------------------
Fixed maturity securities:
  Bonds:
   U.S. government and agency securities.......                $ 7,503          $ 8,644            $ 8,644
   State and political subdivision securities..                  3,202            3,586              3,586
   Public utilities............................                  2,630            2,749              2,749
   Foreign government securities...............                  1,415            1,485              1,485
   All other corporate bonds...................                 28,976           28,858             28,858
                                                ---------------------- ---------------- ------------------
    Total bonds................................                 43,726           45,322             45,322
  Mortgage-backed and asset-backed securities..                 15,606           15,679             15,679
  Redeemable preferred stock...................                    340              347                347
                                                ---------------------- ---------------- ------------------
      Total fixed maturity securities..........                 59,672           61,348             61,348
                                                ---------------------- ---------------- ------------------
Equity securities:
  Non-redeemable preferred stock...............                    132              124                124
  Common stock:
   Industrial, miscellaneous and all other.....                     10               14                 14
   Public utilities............................                     --                2                  2
                                                ---------------------- ---------------- ------------------
    Total equity securities....................                    142              140                140
                                                ---------------------- ---------------- ------------------
Mortgage loans.................................                 13,596                              13,596
Policy loans...................................                  1,001                               1,001
Real estate joint ventures.....................                    451                                 451
Other limited partnership interests............                  1,839                               1,839
Other invested assets..........................                  3,037                               3,037
                                                ----------------------                  ------------------
      Total investments........................                $79,738                             $81,412
                                                ======================                  ==================

--------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for real estate joint ventures and other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                       2018        2017
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $51,281 and $50,878, respectively)............................   $ 52,926    $ 55,180
Equity securities available-for-sale, at estimated fair value...................        121         139
Mortgage loans (net of valuation allowances of $55 and $44, respectively).......     13,147      10,127
Policy loans....................................................................      1,001       1,106
Real estate and real estate joint ventures......................................        451         419
Other limited partnership interests.............................................      1,839       1,662
Short-term investments, principally at estimated fair value.....................         --         269
Investment in subsidiaries......................................................      5,098       5,681
Other invested assets, at estimated fair value..................................      2,848       2,362
                                                                                 ----------  ----------
 Total investments..............................................................     77,431      76,945
Cash and cash equivalents.......................................................      3,185       1,249
Accrued investment income.......................................................        636         511
Premium, reinsurance and other receivable.......................................     13,046       9,658
Receivable from subsidiaries....................................................      8,001      10,397
Deferred policy acquisition costs and value of business acquired................      4,572       5,123
Current income tax recoverable..................................................         --          39
Deferred income tax receivable..................................................      1,086       1,247
Other assets, principally at estimated fair value...............................        461         536
Separate account assets.........................................................     87,243     105,135
                                                                                 ----------  ----------
 Total assets...................................................................   $195,661    $210,840
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 34,900    $ 35,003
Policyholder account balances...................................................     37,935      36,034
Other policy-related balances...................................................      3,325       3,347
Payables for collateral under securities loaned and other transactions..........      5,024       4,153
Long-term debt..................................................................        400          --
Current income tax payable......................................................          2          --
Other liabilities...............................................................     10,056      10,315
Separate account liabilities....................................................     87,243     105,135
                                                                                 ----------  ----------
 Total liabilities..............................................................    178,885     193,987
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,090)     (4,132)
Accumulated other comprehensive income (loss)...................................        718       1,837
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     16,776      16,853
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $195,661    $210,840
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................   $  437   $   283   $   921
Universal life and investment-type product policy fees....................................    2,738     2,774     2,696
Equity in earnings of subsidiaries........................................................     (277)    1,221       157
Net investment income.....................................................................    2,885     2,613     2,680
Other revenues............................................................................      398       402       760
Net investment gains (losses).............................................................     (165)       (7)       (2)
Net derivative gains (losses).............................................................    1,335    (1,425)   (5,878)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    7,351     5,861     1,334
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,388     2,862     2,984
Interest credited to policyholder account balances........................................      881       909       957
Amortization of deferred policy acquisition costs and value of business acquired..........      952       310      (172)
Other expenses............................................................................    1,925     1,848     2,114
                                                                                           --------  --------  --------
 Total expenses...........................................................................    6,146     5,929     5,883
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................    1,205       (68)   (4,549)
Provision for income tax expense (benefit)................................................      238       815    (1,774)
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................   $  967   $  (883)  $(2,775)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................   $  (73)  $  (294)  $(3,121)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,774  $  3,460  $  3,256
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   14,909    14,667    39,104
 Equity securities........................................................................       19       119       175
 Mortgage loans...........................................................................      840       704     1,484
 Real estate joint ventures...............................................................       67        75       441
 Other limited partnership interests......................................................      187       258       413
Purchases of:
 Fixed maturity securities................................................................  (14,697)  (16,287)  (34,906)
 Equity securities........................................................................       (2)       (2)      (58)
 Mortgage loans...........................................................................   (3,896)   (2,017)   (2,803)
 Real estate joint ventures...............................................................      (31)     (268)      (75)
 Other limited partnership interests......................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives.................................    1,795     1,858       707
Cash paid in connection with freestanding derivatives.....................................   (2,879)   (3,829)   (2,764)
Sale of operating joint venture interest to a former affiliate............................       --        67        --
Returns of capital from subsidiaries......................................................       25         7        32
Capital contributions to subsidiaries.....................................................       --       (83)       (1)
Dividends from subsidiaries...............................................................       --       544        --
Net change in policy loans................................................................      105       (14)      109
Net change in short-term investments......................................................      269       711       876
Net change in other invested assets.......................................................       44       (41)        5
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (3,572)   (3,794)    2,536
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    5,064     3,845     9,672
 Withdrawals..............................................................................   (3,124)   (2,360)  (12,001)
Net change in payables for collateral under securities loaned and other transactions......      871    (3,136)   (3,257)
Long-term debt issued.....................................................................      228        --        --
Capital contributions.....................................................................       --     1,300     1,568
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --       202        --
Dividends paid to MetLife, Inc............................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (303)     (149)   (1,011)
Other, net................................................................................       (2)       --        --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    2,734      (298)   (5,290)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................    1,936      (632)      502
Cash, cash equivalents and restricted cash, beginning of year.............................    1,249     1,881     1,379
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  3,185  $  1,249  $  1,881
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                         2018      2017      2016
                                                                                                     --------  --------  --------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...........................................................................................    $  --     $  12    $   64
                                                                                                     ========  ========  ========
 Income tax.........................................................................................    $(168)    $(421)   $  428
                                                                                                     ========  ========  ========
Non-cash transactions:
 Capital contributions..............................................................................    $  --     $  --    $   43
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from affiliate...............................................    $ 417     $  --    $   --
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from former affiliates.......................................    $  --     $  --    $3,565
                                                                                                     ========  ========  ========
 Transfer of mortgage loans from former affiliates..................................................    $  --     $  --    $  395
                                                                                                     ========  ========  ========
 Transfer of short-term investments from former affiliates..........................................    $  --     $  --    $   94
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.........................................    $  --     $ 293    $  346
                                                                                                     ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance transactions..........    $  --     $  --    $  676
                                                                                                     ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions.............    $  --     $ 293    $   --
                                                                                                     ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which $75 million was paid to BHNY, and received cash dividends from subsidiaries of $544 million, of which $535 million was received from BRCD.

3. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                 December 31,
                                                                               -----------------
                                                     Interest Rate    Maturity     2018     2017
                                                   ---------------  ---------- -------- --------
                                                                                 (In millions)
Surplus note -- affiliated........................           8.150%       2058     $200      $--
Surplus note -- affiliated........................           7.800%       2058      200       --
                                                                               -------- --------
 Total long-term debt.............................                                 $400      $--
                                                                               ======== ========

   The aggregate maturities of long-term debt at December 31, 2018 were $0 in each of 2019, 2020, 2021, 2022 and 2023 and $400 million thereafter.

   Interest expense related to long-term debt of $4 million, $35 million and $65 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

  Surplus Notes

   See Note 10 of the Notes to the Consolidated Financial Statements for information regarding the affiliated surplus notes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                                                               Future Policy
                                                     DAC     Benefits and Other   Policyholder
                                                     and       Policy-Related      Account          Unearned        Unearned
 Segment                                               VOBA      Balances          Balances     Premiums (1), (2)   Revenue (1)
-------------------------------------------------  -------- ------------------- -------------- ------------------ -------------
 2018
 Annuities........................................   $4,357             $ 8,666        $28,600                $--          $ 88
 Life.............................................      613               4,802          2,534                 13            18
 Run-off..........................................        5              17,252          8,195                 --           107
 Corporate & Other................................      111               7,596              1                  6            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,086             $38,316        $39,330                $19          $213
                                                   ======== =================== ============== ================== =============
 2017
 Annuities........................................   $4,819             $ 8,200        $25,943                $--          $ 93
 Life.............................................      671               4,437          2,620                 13            28
 Run-off..........................................        5              18,265          8,505                 --            95
 Corporate & Other................................      128               7,533              1                  5            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,623             $38,435        $37,069                $18          $216
                                                   ======== =================== ============== ================== =============

--------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of    Other
 Segment                              Product Policy Fees  Income (1)     Account Balances    DAC and VOBA     Expenses
-------                             --------------------- ------------ -------------------- ---------------  ----------
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901      $1,052
 Life..............................                   774          371                  637              93         214
 Run-off...........................                   777        1,311                1,923              --         202
 Corporate & Other.................                    98           44                   64              17         295
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,059       $3,235               $4,227          $1,011      $1,763
                                    ===================== ============ ==================== ===============  ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141      $1,035
 Life..............................                   713          285                  681             186         237
 Run-off...........................                   715        1,358                1,788             570         278
 Corporate & Other.................                   108           92                   61              19         283
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $3,984       $2,973               $4,670          $  916      $1,833
                                    ===================== ============ ==================== ===============  ==========
 2016
 Annuities.........................                $2,714       $1,324               $2,340          $ (908)     $  903
 Life..............................                   546          330                  541             261         242
 Run-off...........................                   878        1,311                1,901             399         275
 Corporate & Other.................                   139          146                   87              23         280
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,277       $3,111               $4,869          $ (225)     $1,700
                                    ===================== ============ ==================== ===============  ==========

  ------

   (1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                    % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount  Assumed to Net
                               -------------- --------- ----------- ------------ ---------------
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104             2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868             1.4%
Accident & health insurance...            225       224          --            1              --%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869             1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462             2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824             1.6%
Accident & health insurance...            231       227          --            4             0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828             1.6%
                               ============== ========= =========== ============
2016
Life insurance in-force.......       $610,206  $450,000      $7,006     $167,212             4.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,850  $    909      $   67     $  1,008             6.6%
Accident & health insurance...            376       218          14          172             8.1%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  2,226  $  1,127      $   81     $  1,180             6.9%
                               ============== ========= =========== ============

--------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C


                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2018

   (3)   Statements of Operations for the year ended December 31, 2018

   (4) Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017


   (5)   Notes to the Financial Statements

   The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2018 and 2017

   (3) Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016

   (5) Consolidated Statements of Equity for the years ended December 31, 2018, 2017 and 2016

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT               DESCRIPTION
                      -----------
NUMBER
------

1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4 EL, File Nos.033-65343/811-07465, filed December 22, 1995.)


1(a). Resolutions to MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement between The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)


3(a)(i). Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-1, File No. 333-138472 filed on November 7, 2006.)


3(a)(ii).             Amendment to Distribution and Principal Underwriting
                      Agreement between MetLife Insurance Company of
                      Connecticut and MetLife Investors Distribution Company
                      (effective November 14, 2014.) (Incorporated herein by reference to MetLife Investors USA Separate Account A's
                      Registration Statement on Form N-4, File Nos.

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      333-200231/811-03365, filed on November 17, 2014.)


3(a)(iii).            Amendment No. 2 to the Distribution and Principal
                      Underwriting Agreement between MetLife Insurance Company
                      USA and MetLife Investors Distribution Company (effective
                      December 7, 2015). (Incorporated herein by reference to
                      Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/21262, filed on April 6, 2016.)


3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)


3(c). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N- 4, File No. 033-65343 filed April 6, 2006.)


3(d). Master Retail Sales Agreement (MLIDC) (9-2012) (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23, Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


3(e). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


3(f). Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5,
                      2017.)


3(g).                 Form of Brighthouse Securities, LLC Sales Agreement.
                      (Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A's Registration Statement on Form N-4, File Nos 333-. 209053/811-03365 filed on December 14, 2017.)


4. Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)


                          a. Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 File No. 033-65343 filed April 5, 2006.)


                          b. Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                          c. Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                          d. Roth 403(b) Nationwide Tax Shelter Annuity Endorsement. (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 File No. 333-152189 filed April 7, 2010.)


                          e.  MetLife Insurance Company of Connecticut
                              401(a)/403(a) Plan Endorsement. L-22492 (5/11).
                              (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156867, on April 4, 2012.)


                          f. Company Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporates herein by reference to Exhibit 4(a)(i) to MetLife

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                              Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


                          g. Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)


5. Form of Application. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)


                          a. 401(k) Group Annuity Group Master Data Sheet L-20105A 5-05*


                          b. 401(k) Group Annuity Group Master Data Sheet L-20105A 7-05*


                          c. 401(k) Group Annuity Group Master Data Sheet L-20105A 11-05*


                          d. 401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 5-05,*


                          e. 401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 7-05*


                          f. 401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 11-05*


                              *     (Incorporated herein by reference to
                                    Post-Effective Amendment No. 1 to the
                                    Registration Statement on Form N- 4, File
                                    No. 333-118415, filed April 10, 2006.)


                          g. Group Variable Annuity Master Application -- L-24767AZ Order # L-24770AZ Rev. 05/06**


                          h. 401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev. 05/06**


                          i. Group Variable Annuity Master Application -- L-24767AZ Order # L-24770AZ Rev. 11/06**


                          j. 401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev. 11/06**


                              **    (Incorporated herein by reference to
                                    Post-Effective Amendment No. 3 to the
                                    Registration Statement on Form N-4 File No.
                                    333-136191 filed April 6, 2007.)


                      2) Form of Application (Participant Enrollment) MRP-UGT-ENR (09/16) MRP-UGT-ENR (02/17) Fs-B
                     (Incorporated herein by reference to Exhibit 5 (2) to Post-
                          Effective Amendment No. 10 to the Registration Statement on Form N-4 Files Nos. 333-156867, filed on April 6, 2017.)


6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)


6(a)(i). Certificate of Correction of MetLife Insurance Company of Connecticut, to the Amendment to the Charter as Amended and Restated of The Travelers Insurance Company, dated and executed as of the 4th day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)


6(b). Amended and Restated By-Laws of Met-Life Insurance Company of Connecticut (June 1, 2012) (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


6(b)(i). Copy of the By-Laws of the Company (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)


6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


6(d). Copy of Certificate of Amendment of Certification of Incorporation of the Company (effective December 6,
                      2016). (Incorporated herein by reference to Exhibit
                      (6)(f) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)


6(e).                 Copy of Amended and Restated Bylaws of the Company.
                      (Incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262,
                      filed April 5, 2017.)


7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, file numbers 333-65942/811-08225, filed on April 15, 2003.)


7(b). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company - Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2014.)


8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-82009 filed April 20, 2005.)


8(a). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


8(a)(i). First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156867, on April 4, 2012.)


8(a)(ii).             Amendment to each of the Participation Agreements
                      currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4 File No. 333-156867, on April 4,
                      2012.)


8(a)(iii).            Amendment to Participation Agreement Among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed
                      November 17, 2014.)


8(a)(iv).             Participation Agreement among Brighthouse Funds Trust I,
                      Brighthouse Investment Advisers, LLC, Brighthouse
                      Securities, LLC and Brighthouse Life Insurance Company
                      (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(iv) to Post-Effective Amendment
                      No. 9 to Brighthouse Separate Account Eleven for Variable

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)


8(b)(i). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)


8(b)(ii).             Participation Agreement among Metropolitan Series Fund,
                      Inc., MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut entered as of August 31, 2007. (Filed with
                      Post-Effective Amendment No. 16 to the Registration
                      Statement on Form N-4, File No. 333-00165, on October 31,
                      2007.)


8(b)(iii).            Amendment to each of the Participation Agreements
                      currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company,
                      Metropolitan Tower Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4, File No. 333-156867, on April 4,
                      2012.)


8(b)(iv).             Participation Agreement among Brighthouse Funds Trust II,
                      Brighthouse Investment Advisers, LLC, Brighthouse
                      Securities, LLC and Brighthouse Life Insurance Company
                      (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment
                      No. 9 to Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 5, 2017.)


8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(c)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(d)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


8(c)(ii).             Amendment No. 7 to the Participation Agreement Among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company (effective
                      November 17, 2014). (Incorporated herein by reference to
                      Exhibit 3(i)(b) to MetLife Investors USA Separate Account
                      A's Registration Statement on Form N-4, File Nos/
                      333-200237/811-03365, filed November 17, 2014.)


8(c)(iii).            Eighth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated May 15, 2015.
                      (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)


8(c)(iv).             Ninth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated November 19, 2014.
                      (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(c)(v). Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 25, 2018.)


8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(d)(i).              Summary Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(c)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(d)(ii).             Amendment to the Participation Agreement with Fidelity
                      Variable Insurance Products Funds (effective November 17,
                      2014) (Incorporated herein by reference to Exhibit
                      8(vii)(c) to MetLife Investors USA Separate Account A's
                      Registration Statement on Form N-4, File Nos.
                      333-200247/811-03365, filed November 17, 2014.)


8(d)(iii).            Amendments to the Participation Agreement Among MetLife
                      Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products
                      Funds and Fidelity Distributors Corporation (effective
                      June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit
                      8(l)(iii) to Post-Effective Amendment No. 27 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 5, 2017.)


8(d)(iv).             Amended and Restated Participation Agreement Among
                      Variable Insurance Products Funds, Fidelity Distributors
                      Corporation and Brighthouse Life Insurance Company
                      (effective 3-06-17). (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 25, 2018.)


8(e). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10), (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(e)(ii).             Participation Agreement Addendum effective as of May 1,
                      2011, Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Filed with Post-Effective
                      Amendment No. 4 to this Registration Statement on Form
                      N-4, File No. 333-156867, on April 4, 2012.)


8(e)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 and Amendment No. 152 to the
                      Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


8(e)(iv).             Amendment No. 7 to the Amended and Restated Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)


8(e)(v). Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)


8(e)(vi).             Participation Agreement Among Franklin Templeton Variable
                      Insurance Products Trust, Franklin/Templeton
                      Distributors, Inc., Brighthouse Life Insurance Company,
                      Brighthouse Life Insurance Company of NY and Brighthouse
                      Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective Amendment
                      No. 29 to Brighthouse Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed on April 25, 2018.)


8(f). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(f)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(f)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(f)(ii).             Second Amendment to Participation Agreement Among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed on November 17,
                      2014.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156867, on April 4, 2012.)


8(g)(ii).             Amendment No. 9 to Fund Participation Agreement Among
                      Janus Aspen Series and MetLife Insurance Company USA.
                      (Incorporated herein by reference to Exhibit 8(e)(ii) to
                      Post-Effective Amendment No. 7 to the Registration
                      Statement on Form N-4 , File No. 333-152189, on April 8,
                      2015)


9. Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-156867, on January 22, 2009.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


11.                   Not applicable


12.                   Not applicable



13.                   Powers of Attorney for Eric T. Steigerwalt, Myles J.
                      Lambert, John L. Rosenthal, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     Brighthouse Life Insurance Company
     11225 North Community House Road
     Charlotte, North Carolina 28277



NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH DEPOSITOR
--------------------   ----------------------





Eric T. Steigerwalt                  Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director, Vice President and Interim Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President
18205 Crane Nest Drive
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Ruth Damien                         Vice President
11225 North Community House Road
Charlotte, NC 28277

Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960



Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277




Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 29277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277

John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Rankin                        Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277




Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277






Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Roger Andrew Vigar                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960

Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The Registrant is subject to Delaware insurance law. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2018

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.


That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.            Brighthouse Reinsurance Company of Delaware (DE)
          b.            Brighthouse Life Insurance Company of NY (NY)
          c.            Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.            Brighthouse Renewables Holdings, LLC (DE)
               (i.)     Greater Sandhill I, LLC (DE)
          e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
               (i.)     1075 Peachtree LLC (DE)
          f.            Brighthouse Assignment Company (CT)
          g.            ML 1065 Hotel, LLC (DE)
          h.            TIC European Real Estate LP, LLC (DE)
          i.            Euro TL Investments LLC (DE)
          j.            TLA Holdings LLC (DE)
               (i.)     The Prospect Company (DE)
          k.            Euro T1 Investments LLC (DE)
          l.            TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (MA)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2019, there were 2,312 owners of qualified contracts offered by the Registrant (Brighthouse Life Insurance Company).



ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.


Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER



(a) Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies(including the Registrant):

     Brighthouse Fund UL for Variable Life Insurance
     Brighthouse Fund UL III for Variable Life Insurance
     Brighthouse Funds Trust I
     Brighthouse Funds Trust II
     Brighthouse Separate Account A
     Brighthouse Separate Account Eleven for Variable Annuities
     Brighthouse Separate Account QPN for Variable Annuities
     Brighthouse Variable Annuity Account B
     Brighthouse Variable Annuity Account C
     Brighthouse Variable Life Account A
     Brighthouse Variable Life Account One
     New England Variable Annuity Separate Account
     New England Variable Life Separate Account


(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.


NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   -----------------------------------------------
Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Melissa Cox                         Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277

Michael Davis                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277




Matthew Quale                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





John Lima                      Chief Derivatives Officer
334 Madison Avenue, Floor 3
Morristown, NJ 07960





Marc Pucci                     Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960

James Wiviott                  Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                            (2)
                (1)                  NET UNDERWRITING         (3)             (4)
         NAME OF PRINCIPAL             DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
            UNDERWRITER                 COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
----------------------------------- ------------------ ----------------- ------------- -------------------
 Brighthouse Securities, LLC........$604,739,251       $0                $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


Omitted.



ITEM 31. MANAGEMENT SERVICES


Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $3,648,125.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


Brighthouse Life Insurance Company hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Brighthouse Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on April 4, 2019.

BRIGHTHOUSE LIFE INSURANCE COMPANY
(Registrant)

BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)

By: /s/Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 4, 2019.


/s/ Eric T. Steigerwalt*   Chairman of the Board, President, Chief Executive
------------------------   Officer and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*      Director and Vice President
------------------------
Myles J. Lambert

/s/ John L. Rosenthal*     Director, Vice President and Chief Investment
------------------------   Officer
John L. Rosenthal

/s/ Conor E. Murphy*       Director, Vice President and Interim Chief
------------------------   Financial Officer
Conor E. Murphy

/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

*By:   /s/ Michele H. Abate
       ------------------------------
       Michele H. Abate, Attorney-In-Fact
       April 4, 2019



* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


13.       Powers of Attorney